                            N-30D TABLE OF CONTENTS


SSgA Fund Name                                                        N-30D Page
--------------                                                        ----------
Life Solutions Funds................................................
    LS Balanced Fund................................................
    LS Growth Fund..................................................
    LS Income and Growth Fund.......................................
Money Market Funds..................................................
    Money Market Fund...............................................
    US Government Money Market Fund.................................
    Tax Free Money Market Fund......................................
Institutional Money Market Funds....................................
    US Treasury Money Market Fund...................................
    Prime Money Market Fund.........................................
Fixed Income Funds..................................................
    Yield Plus Funds................................................
    Bond Market Fund................................................
    Intermediate Fund...............................................
    High Yield Fund.................................................
    Intermediate Municipal Bond Fund................................
International Equity Funds..........................................
    Emerging Markets Fund...........................................
    International Stock Selection Fund..............................
    International Growth Opportunities Fund.........................
Index Funds.........................................................
    S&P 500 Index...................................................
    MSCI EAFE Index Fun.............................................
Equity Funds........................................................
    Disciplined Equity Fund.........................................
    Small Cap Fund..................................................
    Core Opportunities Fund.........................................
    Tuckerman Active REIT Fund......................................
    Special Equity Fund.............................................
    Aggressive Equity Fund..........................................
    IAM SHARES Fund.................................................

[SSgA FUNDS LOGO]


LIFE SOLUTIONS FUNDS

LS BALANCED FUND

LS GROWTH FUND

LS INCOME AND GROWTH FUND

SEMIANNUAL REPORT
FEBRUARY 28, 2003

                        SSgA(R) LIFE SOLUTIONS(SM) FUNDS

                                  BALANCED FUND

                                   GROWTH FUND

                             INCOME AND GROWTH FUND

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003


                                TABLE OF CONTENTS

                                                                     PAGE
      Balanced Fund                                                    3

      Growth Fund                                                      8

      Income and Growth Fund                                          13

      Notes to Financial Statements                                   18

      Disclosure of Information about Fund Trustees and Officers      24

      Fund Management and Service Providers                           28

"SSgA(R)" is a registered trademark and "Life Solutions(SM)" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

SSgA(R) LIFE SOLUTIONS(SM)
BALANCED FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                                MARKET
                                                           NUMBER               VALUE
                                                             OF                 (000)
                                                           SHARES                 $
                                                        --------------      --------------
INVESTMENTS
BONDS - 31.4%
SSgA Bond Market Fund                                        1,550,424              16,233
SSgA High Yield Bond Fund                                      382,867               3,074
                                                                            --------------
                                                                                    19,307
                                                                            --------------

DOMESTIC EQUITIES - 54.2%
SSgA Aggressive Equity Fund                                  6,865,541              24,784
SSgA S&P 500 Index Fund                                        477,483               6,647
SSgA Small Cap Fund                                            111,199               1,859
                                                                            --------------
                                                                                    33,290
                                                                            --------------

INTERNATIONAL EQUITIES - 14.4%
SSgA Emerging Markets Fund                                      36,657                 297
SSgA International Stock Selection Fund                      1,515,559               8,533
                                                                            --------------
                                                                                     8,830
                                                                            --------------

SHORT-TERM INVESTMENTS - 0.1%
SSgA Money Market Fund                                          76,949                  77
                                                                            --------------

TOTAL INVESTMENTS - 100.1%
(identified cost $71,389)                                                           61,504
                                                                            --------------

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                                           (38)
                                                                            --------------

NET ASSETS - 100.0%                                                                 61,466
                                                                            ==============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $71,389)                                         $          61,504
Receivables:
   Investments sold                                                                                 1,183
   Fund shares sold                                                                                    37
                                                                                        -----------------

      Total assets                                                                                 62,724

LIABILITIES
Payables:
   Fund shares redeemed                                             $           1,235
   Accrued fees to affiliates                                                      15
   Other accrued expenses                                                           8
                                                                    -----------------

      Total liabilities                                                                             1,258
                                                                                        -----------------

NET ASSETS                                                                              $          61,466
                                                                                        =================

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                   $            (156)
Accumulated net realized gain (loss)                                                              (18,015)
Unrealized appreciation (depreciation) on investments                                              (9,885)
Shares of beneficial interest                                                                           7
Additional paid-in capital                                                                         89,515
                                                                                        -----------------

NET ASSETS                                                                              $          61,466
                                                                                        =================

NET ASSET VALUE, offering and redemption price per share:
   ($61,466,351 divided by 6,937,821 shares of $.001 par value
      shares of beneficial interest outstanding)                                        $            8.86
                                                                                        =================

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
BALANCED FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Income distributions from Underlying Funds                                           $             610

EXPENSES
   Distribution fees                                                $               6
   Transfer agent fees                                                             15
   Fund accounting fees                                                            11
   Professional fees                                                               10
   Registration fees                                                                7
   Shareholder servicing fees                                                      37
   Miscellaneous                                                                    2
                                                                    -----------------

      Total expenses                                                                                   88
                                                                                        -----------------

Net investment income (loss)                                                                          522
                                                                                        -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                              (980)
Capital gain distributions from Underlying Funds                                                      296
Net change in unrealized appreciation (depreciation) on investments                                (2,220)
                                                                                        -----------------

Net realized and unrealized gain (loss)                                                            (2,904)
                                                                                        -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $          (2,382)
                                                                                        =================

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003        YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             522    $           1,300
   Net realized gain (loss)                                                                          (684)              (1,780)
   Net change in unrealized appreciation (depreciation)                                            (2,220)              (3,018)
                                                                                        -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                              (2,382)              (3,498)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                      (1,209)              (2,052)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                    4,228                  722
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                           637               (4,828)

NET ASSETS
   Beginning of period                                                                             60,829               65,657
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      ($156) and $531, respectively)                                                    $          61,466    $          60,829
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
BALANCED FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                       FISCAL YEARS ENDED AUGUST 31,
                                                                        ---------------------------------------------------------
                                                              2003*        2002        2001       2000        1999        1998
                                                            ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    9.40   $   10.25   $   14.59   $   13.80   $   12.95   $   13.98
                                                            ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b)                             .08         .21         .33         .42         .38         .50
   Net realized and unrealized gain (loss)                       (.44)       (.74)      (2.09)       1.47        1.84        (.45)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total income (loss) from operations                        (.36)       (.53)      (1.76)       1.89        2.22         .05
                                                            ---------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income                                    (.18)       (.32)      (1.01)       (.70)       (.61)       (.56)
   From net realized gain                                          --          --       (1.57)       (.40)       (.76)       (.52)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total distributions                                        (.18)       (.32)      (2.58)      (1.10)      (1.37)      (1.08)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                              $    8.86   $    9.40   $   10.25   $   14.59   $   13.80   $   12.95
                                                            =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(c)                                             (3.86)      (5.27)     (13.35)      14.59       17.89         .33

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                    61,466      60,829      65,657      81,711      99,092      90,804

   Ratios to average net assets (%)(d):
      Operating expenses (e)(f)                                   .29         .31         .28         .24         .28         .36
      Net investment income (f)                                  1.73        1.81        2.84        3.01        2.83        2.07

   Portfolio turnover rate (%)(c)                               10.39       36.01      102.02       42.47       51.09      101.40

*     For the six months ended February 28, 2003 (Unaudited)
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) During the fiscal year ended August 31, 2002, the Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
GROWTH FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                                        NUMBER               VALUE
                                                                                         OF                  (000)
                                                                                        SHARES                 $
                                                                                     ------------         ------------
INVESTMENTS
BONDS - 11.4%
SSgA Bond Market Fund                                                                     221,305                2,317
SSgA High Yield Bond Fund                                                                 155,908                1,252
                                                                                                          ------------
                                                                                                                 3,569
                                                                                                          ------------

DOMESTIC EQUITIES - 69.0%
SSgA Aggressive Equity Fund                                                             4,515,269               16,300
SSgA S&P 500 Index Fund                                                                   305,894                4,258
SSgA Small Cap Fund                                                                        62,625                1,047
                                                                                                          ------------
                                                                                                                21,605
                                                                                                          ------------

INTERNATIONAL EQUITIES - 19.5%
SSgA Emerging Markets Fund                                                                 19,415                  157
SSgA International Stock Selection Fund                                                 1,056,757                5,950
                                                                                                          ------------
                                                                                                                 6,107
                                                                                                          ------------

SHORT-TERM INVESTMENTS - 0.1%
SSgA Money Market Fund                                                                     32,389                   32
                                                                                                          ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $38,429)                                                                                       31,313
                                                                                                          ------------

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                                                                       (14)
                                                                                                          ------------

NET ASSETS - 100.0%                                                                                             31,299
                                                                                                          ============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $38,429)                                         $          31,313
Receivables on investments sold                                                                       662
Prepaid expenses                                                                                        1
                                                                                        -----------------

      Total assets                                                                                 31,976

LIABILITIES
Payables:
   Fund shares redeemed                                             $             661
   Accrued fees to affiliates                                                       8
   Other accrued expenses                                                           8
                                                                    -----------------

      Total liabilities                                                                               677
                                                                                        -----------------

NET ASSETS                                                                              $          31,299
                                                                                        =================

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                   $              64
Accumulated net realized gain (loss)                                                              (14,589)
Unrealized appreciation (depreciation) on investments                                              (7,116)
Shares of beneficial interest                                                                           4
Additional paid-in capital                                                                         52,936
                                                                                        -----------------

NET ASSETS                                                                              $          31,299
                                                                                        =================

NET ASSET VALUE, offering and redemption price per share:
   ($31,299,456 divided by 3,923,784 shares of $.001 par value
      shares of beneficial interest outstanding)                                        $            7.98
                                                                                        =================

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Income distributions from Underlying Funds                                           $             205

EXPENSES
   Distribution fees                                                $               4
   Transfer agent fees                                                             12
   Fund accounting fees                                                             9
   Professional fees                                                                8
   Registration fees                                                                5
   Shareholder servicing fees                                                      21
   Miscellaneous                                                                    1
                                                                    -----------------

      Total expenses                                                                                   60
                                                                                        -----------------

Net investment income (loss)                                                                          145
                                                                                        -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments                                                              (653)
Capital gain distributions from Underlying Funds                                                       46
Net change in unrealized appreciation (depreciation) on investments                                (1,668)
                                                                                        -----------------

Net realized and unrealized gain (loss)                                                            (2,275)
                                                                                        -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $          (2,130)
                                                                                        =================

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             145    $             442
   Net realized gain (loss)                                                                          (607)              (2,521)
   Net change in unrealized appreciation (depreciation)                                            (1,668)              (1,609)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                        (2,130)              (3,688)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                        (282)                (568)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                      801               (1,352)
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                        (1,611)              (5,608)

NET ASSETS
   Beginning of period                                                                             32,910               38,518
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $64 and $201, respectively)                                                       $          31,299    $          32,910
                                                                                        =================    =================

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
GROWTH FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                        ---------------------------------------------------------
                                                              2003*       2002        2001        2000        1999         1998
                                                            ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    8.59   $    9.63   $   15.73   $   14.62   $   13.02   $   14.79
                                                            ---------   ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b)                             .04         .11         .16         .26         .26         .38
   Net realized and unrealized gain (loss)                       (.58)      (1.01)      (2.94)       2.13        2.81        (.75)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total income (loss) from operations                        (.54)       (.90)      (2.78)       2.39        3.07        (.37)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income                                    (.07)       (.14)      (1.12)       (.72)       (.55)       (.71)
   From net realized gain                                          --          --       (2.20)       (.56)       (.92)       (.69)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total distributions                                        (.07)       (.14)      (3.32)      (1.28)      (1.47)      (1.40)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                              $    7.98   $    8.59   $    9.63   $   15.73   $   14.62   $   13.02
                                                            =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(c)                                             (6.29)      (9.40)     (20.16)      17.15       24.72       (2.68)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                    31,299      32,910      38,518      51,411      65,018      53,432

   Ratios to average net assets (%)(d):
      Operating expenses, net (e)(f)                              .38         .38         .35         .35         .38         .41
      Net investment income (f)                                   .91         .73        1.41        1.78        1.89        1.52

   Portfolio turnover rate (%)(c)                                7.75       40.17      111.13       33.00       43.15       67.66

*     For the six months ended February 28, 2003 (Unaudited)
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) During the fiscal year ended August 31, 2002, the Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
INCOME AND GROWTH FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                                             NUMBER                VALUE
                                                                                               OF                  (000)
                                                                                             SHARES                  $
                                                                                        -----------------    -----------------
INVESTMENTS
BONDS - 52.0%
SSgA Bond Market Fund                                                                             864,937                9,057
SSgA High Yield Bond Fund                                                                         187,564                1,506
                                                                                                             -----------------
                                                                                                                        10,563
                                                                                                             -----------------

DOMESTIC EQUITIES - 38.6%
SSgA Aggressive Equity Fund                                                                     1,569,357                5,665
SSgA S&P 500 Index Fund                                                                           114,058                1,588
SSgA Small Cap Fund                                                                                35,308                  590
                                                                                                             -----------------
                                                                                                                         7,843
                                                                                                             -----------------

INTERNATIONAL EQUITIES - 9.4%
SSgA Emerging Markets Fund                                                                         12,083                   98
SSgA International Stock Selection Fund                                                           323,676                1,822
                                                                                                             -----------------
                                                                                                                         1,920
                                                                                                             -----------------

SHORT-TERM INVESTMENTS - 0.1%
SSgA Money Market Fund                                                                             21,318                   21
                                                                                                             -----------------

TOTAL INVESTMENTS - 100.1%
(identified cost $21,987)                                                                                               20,347
                                                                                                             -----------------

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                                                                               (10)
                                                                                                             -----------------

NET ASSETS - 100.0%                                                                                                     20,337
                                                                                                             =================

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
INCOME AND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $21,987)                                         $          20,347
Receivables:
   Investments sold                                                                                   293
   From Advisor                                                                                         6
Prepaid expenses                                                                                        1
                                                                                        -----------------

      Total assets                                                                                 20,647

LIABILITIES
Payables:
   Fund shares redeemed                                             $             293
   Accrued fees to affiliates                                                      11
   Other accrued expenses                                                           6
                                                                    -----------------

      Total liabilities                                                                               310
                                                                                        -----------------

NET ASSETS                                                                              $          20,337
                                                                                        =================

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                   $             (86)
Accumulated net realized gain (loss)                                                               (3,539)
Unrealized appreciation (depreciation) on investments                                              (1,640)
Shares of beneficial interest                                                                           2
Additional paid-in capital                                                                         25,600
                                                                                        -----------------

NET ASSETS                                                                              $          20,337
                                                                                        =================

NET ASSET VALUE, offering and redemption price per share:
   ($20,336,721 divided by 2,079,575 shares of $.001 par value
      shares of beneficial interest outstanding)                                        $            9.78
                                                                                        =================

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
INCOME AND GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Income distributions from Underlying Funds                                           $             283

EXPENSES
   Distribution fees                                                $               2
   Transfer agent fees                                                             11
   Fund accounting fees                                                            10
   Professional fees                                                                9
   Registration fees                                                                5
   Shareholder servicing fees                                                      17
   Miscellaneous                                                                    1
                                                                    -----------------

   Expenses before reductions                                                      55
   Expense reductions                                                             (10)
                                                                    -----------------

      Expenses, net                                                                                    45
                                                                                        -----------------

Net investment income (loss)                                                                          238
                                                                                        -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                               (17)
Capital gain distributions from Underlying Funds                                                      164
Net change in unrealized appreciation (depreciation) on investments                                  (684)
                                                                                        -----------------

   Net realized and unrealized gain (loss)                                                           (537)
                                                                                        -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $            (299)
                                                                                        =================

  See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
INCOME AND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             238    $             572
   Net realized gain (loss)                                                                           147                 (775)
   Net change in unrealized appreciation (depreciation)                                              (684)                (180)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                          (299)                (383)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                        (582)                (856)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                    1,281                1,298
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                           400                   59

NET ASSETS
   Beginning of period                                                                             19,937               19,878
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      ($86) and $258, respectively)                                                     $          20,337    $          19,937
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA(R) LIFE SOLUTIONS(SM)
INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                        ---------------------------------------------------------
                                                              2003*       2002        2001        2000        1999         1998
                                                            ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   10.21   $   10.84   $   13.21   $   12.93   $   12.65   $   12.93
                                                            ---------   ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b)                             .12         .30         .45         .47         .44         .46
   Net realized and unrealized gain (loss)                       (.26)       (.48)      (1.24)        .94         .95        (.01)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total income (loss) from operations                        (.14)       (.18)       (.79)       1.41        1.39         .45
                                                            ---------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income                                    (.29)       (.45)       (.79)       (.77)       (.61)       (.41)
   From net realized gain                                          --          --        (.79)       (.36)       (.50)       (.32)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

      Total distributions                                        (.29)       (.45)      (1.58)      (1.13)      (1.11)       (.73)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                              $    9.78   $   10.21   $   10.84   $   13.21   $   12.93   $   12.65
                                                            =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(c)                                             (1.41)      (1.64)      (6.35)      11.73       11.27        3.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                    20,337      19,937      19,878      21,150      25,742      23,771

   Ratios to average net assets (%)(d):
      Operating expenses, net (e)(f)(g)                           .45         .45         .45         .45         .45         .45
      Operating expenses, gross (e)(f)(g)                         .55         .53         .59         .55         .50         .72
      Net investment income (g)                                  2.37        2.60        3.87        3.71        3.37        3.00

   Portfolio turnover rate (%)(c)                                7.48       41.96       79.47       31.07       93.34       93.28

*   For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) See Note 4 for current period amounts.
(g) During the fiscal year ended August 31, 2002, the Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

  See accompanying notes which are an integral part of the financial statements.

SSgA(R)
LIFE SOLUTIONS(SM) FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on three portfolios, the SSgA Life Solutions Balanced Fund, Growth Fund and Income and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

                                                                ASSET ALLOCATION RANGES
----------------------------------------------------------------------------------------------------
                                                      BALANCED           GROWTH        INCOME AND
   ASSET CLASS/UNDERLYING FUND                          FUND              FUND         GROWTH FUND
-------------------------------------------------  --------------    --------------  ---------------
   EQUITIES
     US Equities                                       40 - 80%         60 - 100%        20 - 60%
       SSgA S&P 500 Index Fund
       SSgA Disciplined Equity Fund
       SSgA Small Cap Fund
       SSgA Core Opportunities Fund
       SSgA Special Equity Fund
       SSgA Tuckerman Active REIT Fund
       SSgA Aggressive Equity Fund
       SSgA IAM SHARES Fund
     International Equities*                            0 - 20%          0 - 25%          0 - 15%
       SSgA International Stock Selection Fund
       SSgA Emerging Markets Fund
       SSgA International Growth Opportunities Fund
       SSgA MSCI(R) EAFE(R) Index Fund
   BONDS                                               20 - 60%          0 - 40%         40 - 80%
       SSgA Bond Market Fund
       SSgA Intermediate Fund
       SSgA High Yield Bond Fund
       SSgA Yield Plus Fund
   SHORT TERM ASSETS                                    0 - 20%          0 - 20%          0 - 20%
       SSgA Money Market Fund
       SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

   OBJECTIVES OF THE UNDERLYING FUNDS:
   The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

   SSgA S&P 500 INDEX FUND: To seek to replicate the total return of the S&P 500 Index.

   SSgA DISCIPLINED EQUITY FUND: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

FEBRUARY 28, 2003 (UNAUDITED)

   SSgA SMALL CAP FUND: To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

   SSgA CORE OPPORTUNITIES FUND: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

   SSgA SPECIAL EQUITY FUND: To maximize total return through investment in mid and small capitalization US equity securities.

   SSgA TUCKERMAN ACTIVE REIT FUND: To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

   SSgA AGGRESSIVE EQUITY FUND: To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

   SSgA IAM SHARES FUND: To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

   SSgA INTERNATIONAL STOCK SELECTION FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

   SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA MSCI(R) EAFE(R) INDEX FUND: To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

   SSgA BOND MARKET FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

   SSgA INTERMEDIATE FUND: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

   SSgA HIGH YIELD BOND FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

   SSgA YIELD PLUS FUND: To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

   SSgA MONEY MARKET FUND: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

   SSgA US GOVERNMENT MONEY MARKET FUND: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

   SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

FEBRUARY 28, 2003 (UNAUDITED)

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2010. At August 31, 2002, the capital loss carryovers were:

   Balanced Fund                            $ 12,996,006
   Growth Fund                                 9,799,465
   Income and Growth Fund                      2,313,750

   As of February 28, 2003, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

                                                                                     INCOME AND
                                                        BALANCED        GROWTH         GROWTH
------------------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes              $  72,780,298   $ 40,435,185   $ 22,843,344

   Gross Tax Unrealized Appreciation                       890,791        115,111        727,625
   Gross Tax Unrealized Depreciation                   (12,167,212)    (9,237,022)    (3,224,167)
                                                     -------------   ------------   ------------
   Net Tax Unrealized Appreciation (Depreciation)    $ (11,276,421)  $ (9,121,911)  $ (2,496,542)
                                                     =============   ============   ============

   As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2001 to August 31, 2002, and treat it as arising the fiscal year 2003 as follows:

   Balanced Fund                            $ 2,943,750
   Growth Fund                                2,176,537
   Income and Growth Fund                       512,306

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   EXPENSES: Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal and other expenses will be allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

FEBRUARY 28, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS
   During the period ended February 28, 2003, purchases and sales of the Underlying Funds aggregated to the following:

                                                        PURCHASES       SALES
--------------------------------------------------------------------------------
   Balanced Fund                                      $ 10,200,273   $ 6,369,602
   Growth Fund                                           3,221,929     2,519,846
   Income and Growth Fund                                2,627,397     1,523,622

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the period ended February 28, 2003, the Adviser has contractually agreed to reimburse the Funds for all expenses in excess of .45% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the period ended February 28, 2003 was $10,108.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

   The Funds and Underlying Funds have a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to the Distributor to finance activity that is intended to result in the sale and retention of the Funds' and Underlying Funds' shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

   Payments to Distributor, as well as payments to Service Organizations from each Fund, are not permitted by the Plan to exceed .25% of each Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2003.

FEBRUARY 28, 2003 (UNAUDITED)

   Each Fund has Shareholder Service Agreements with State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers.

   For these services, each Fund pays a maximum of .13% each, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2003, each Fund paid the following shareholder servicing expenses to affliliated service providers:

                                              CITISTREET    GLOBAL MARKETS
--------------------------------------------------------------------------
   Balanced Fund                              $    38,574   $          127
   Growth Fund                                     20,395               11
   Income and Growth Fund                          12,318                1

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                                                           INCOME AND
                                               BALANCED       GROWTH         GROWTH
--------------------------------------------------------------------------------------
   Administration fees                        $       59   $         40   $         15
   Fund accounting fees                            3,727          1,643          1,605
   Distribution fees                               1,351            412            225
   Shareholder servicing fees                      4,737          3,685          6,612
   Transfer agent fees                             5,075          2,174          2,136
                                              ----------   ------------   ------------
                                              $   14,949   $      7,954   $     10,593
                                              ==========   ============   ============

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with share of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                      %             %
------------------------------------------------------------------------
   Balanced                                         85.0*            --
   Growth                                           81.5*          16.7*
   Income and Growth                                83.3*          10.7*

   *  Affiliate of the Investment Company

FEBRUARY 28, 2003 (UNAUDITED)

   TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended February 28, 2003 with Underlying Funds which are or were affiliates are as follows:

                                                          PURCHASE      SALES             INCOME
                       AFFILIATE                            COST         COST         DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
   BALANCED FUND
        SSgA Aggressive Equity Fund                     $  3,346,102   $  2,510,623   $          --
        SSgA International Stock Selection Fund            1,477,274        814,720          95,552
        SSgA Bond Market Fund                              2,351,223      2,554,829         652,338
                                                        ------------   ------------   -------------
                                                        $  7,174,599   $  5,880,172   $     747,890
                                                        ============   ============   =============
   GROWTH FUND
        SSgA Aggressive Equity Fund                     $    625,637   $  1,080,110   $          --
        SSgA International Stock Selection Fund              662,440        539,653          68,994
                                                        ------------   ------------   -------------
                                                        $  1,288,077   $  1,619,763   $      68,994
                                                        ============   ============   =============
   INCOME AND GROWTH FUND
        SSgA Aggressive Equity Fund                     $    667,189   $    241,744   $          --
                                                        ------------   ------------   -------------
                                                        $    667,189   $    241,744   $          --
                                                        ============   ============   =============

   The values of the above Underlying Funds at February 28, 2003 are shown in the accompanying Statements of Net Assets.

5. FUND SHARE TRANSACTIONS:

                                                                     FOR THE PERIODS ENDED
                                                                     (AMOUNTS IN THOUSANDS)
                                                        ------------------------------------------------
                                                           FEBRUARY 28, 2003         AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS
                                                        ---------    ---------    ---------    ---------
   BALANCED FUND
   Proceeds from shares sold                                  978    $   8,936          913    $   8,960
   Proceeds from reinvestment of distributions                132        1,209          213        2,052
   Payments for shares redeemed                              (646)      (5,917)      (1,056)     (10,290)
                                                        ---------    ---------    ---------    ---------

   Total net increase (decrease)                              464    $   4,228           70    $     722
                                                        =========    =========    =========    =========

   GROWTH FUND
   Proceeds from shares sold                                  351    $   2,898          899    $   8,376
   Proceeds from reinvestment of distributions                 34          282           63          567
   Payments for shares redeemed                              (292)      (2,379)      (1,130)     (10,295)
                                                        ---------    ---------    ---------    ---------

   Total net increase (decrease)                               93    $     801         (168)   $  (1,352)
                                                        =========    =========    =========    =========
   INCOME AND GROWTH FUND
   Proceeds from shares sold                                  210    $   2,102          453    $   4,741
   Proceeds from reinvestment of distributions                 59          584           84          856
   Payments for shares redeemed                              (142)      (1,405)        (417)      (4,299)
                                                        ---------    ---------    ---------    ---------

   Total net increase (decrease)                              127    $   1,281          120    $   1,298
                                                        =========    =========    =========    =========

6. INTERFUND LENDING PROGRAM
   The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

SSgA(R)
LIFE SOLUTIONS(SM) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                         NO. OF
                            POSITION(S) HELD                                                          PORTFOLIOS IN
        NAME,                WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)         COMPLEX          OTHER
      ADDRESS,                 LENGTH OF               OF                      DURING THE              OVERSEEN BY    DIRECTORSHIPS
        AGE                   TIME SERVED            OFFICE                   PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson         -  Trustee since 1988  Appointed        - Vice Chairman,                           25       Trustee,
909 A Street             -  Interested Person   until successor    Frank Russell Company;                            Frank Russell
Tacoma, WA 98402            of the SSgA Funds   is duly elected  - Chairman of the Board, Frank                      Investment
                            (as defined in the  and qualified      Russell Investment Management                     Company Funds
Age 63                      1940 Act) due to                       Company, Frank Russell Investment                 and Russell
                            his employment                         Company and Russell Investment                    Insurance Funds
                            by the parent                          Funds;                                            (investment
                            company of the                       - Chairman of the Board and                         companies)
                            Administrator                          Chief Executive Officer,
                         -  Chairman of the     Until successor    Russell Fund Distributors, Inc.
                            Board and           is chosen and      and Frank Russell Trust Company;
                            President           qualified by       and
                         -  Member,             the Trustees.    - Director, Russell Insurance
                            Governance                             Agency, Inc., Frank Russell
                            Committee                              Investments (Ireland) Limited,
                         -  Member, Valuation                      Frank Russell Investment Company
                            Committee                              plc; Frank Russell Investment
                                                                   Company II plc, Frank Russell
                                                                   Investment Company III plc, Frank
                                                                   Russell Institutional Funds plc,
                                                                   Frank Russell Qualifying Investor
                                                                   Fund, and Frank Russell
                                                                   Investments (Cayman) Ltd.

Timothy B. Harbert       -  Trustee since 2003  Appointed        - 2001 to Present,                         25       Listed under
Two International Place  -  Interested Person   until successor    Chairman and Chief Executive                      Principal
Boston, MA 02110            of the SSgA Funds   is duly elected    Officer, State Street Global                      Occupations
                            (as defined in the  and qualified      Advisors;
Age 52                      1940 Act) due to                     - 1992 to 2001,
                            his employment                         President and Chief Operating
                            by an affiliate of                     Officer, State Street Global
                            the Advisor                            Advisors;
                         -  Member,                              - 1996 to Present,
                            Governance                             Executive Vice President,
                            Committee                              State Street Bank & Trust Company;
                         -  Member, Valuation                    - Director, Citistreet, LLC;
                            Committee                              State Street Bank, Paris; State
                                                                   Street Global Advisors, Ltd.,
                                                                   London; State Street Global
                                                                   Advisors, GmbH, Munich; State
                                                                   Street Global Advisors, Canada,
                                                                   Ltd.; State Street Global
                                                                   Advisors, Australia, Ltd.; State
                                                                   Street Global Advisors, Japan,
                                                                   Ltd.; State Street Global Markets,
                                                                   LLC; Bentley College;
                                                                 - Chairman of the Board,
                                                                   StreetTracks, LLC; State Street
                                                                   Global Advisors Fund Management,
                                                                   LLC; State Street Global Advisors,
                                                                   Inc. (Delaware); Bel Air
                                                                   Investment Advisors, LLC; and
                                                                 - President and Director,
                                                                   State Street Global Advisors,
                                                                   Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                         NO. OF
                            POSITION(S) HELD                                                          PORTFOLIOS IN
        NAME,                WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)         COMPLEX         OTHER
      ADDRESS,                 LENGTH OF               OF                      DURING THE              OVERSEEN BY    DIRECTORSHIPS
        AGE                   TIME SERVED            OFFICE                   PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William L. Marshall      - Trustee since 1988   Appointed        - Chief Executive Officer and              25       None
33 West Court Street     - Chairman,            until successor    President, Wm. L. Marshall
Doylestown, PA 18901       Audit Committee      is duly elected    Associates, Inc., Wm. L. Marshall
                         - Member,              and qualified      Companies, Inc. and the Marshall
Age 60                     Governance                              Financial Group, Inc. (a
                           Committee                               registered investment advisor
                         - Member, Valuation                       and provider of financial and
                           Committee                               related consulting services);
                                                                 - Certified Financial Planner and
                                                                   Member, Financial Planners
                                                                   Association; and
                                                                 - Registered Representative and
                                                                   Principal for Securities with
                                                                   Cambridge Investment Research,
                                                                   Inc., Fairfield, Iowa.

Steven J. Mastrovich     - Trustee since 1988   Appointed        - September 2000 to Present,               25       None
623 Clapboard Street     - Member,              until successor    Global Head of Structured Real
Westwood, MA 02090         Audit Committee      is duly elected    Estate, J.P. Morgan Investment
                         - Member,              and qualified      Management (private real estate
Age 46                     Governance                              investment for clients primarily
                           Committee                               outside of the US to locate
                         - Member, Valuation                       private real estate investments
                           Committee                               in the US);
                                                                 - January 2000 to September 2000,
                                                                   Managing Director,
                                                                   HSBC Securities (USA) Inc.;
                                                                 - From 1998 to 2000, President,
                                                                   Key Global Capital, Inc.;
                                                                 - From 1997 to 1998, Partner,
                                                                   Squire, Sanders & Dempsey (law
                                                                   firm); and
                                                                 - From 1994 to 1997, Partner,
                                                                   Brown, Rudnick, Freed & Gesmer
                                                                   (law firm).

Patrick J. Riley         - Trustee since 1988   Appointed        - 2003 to Present,                         25       Director -
One Corporate Place      - Member,              until successor    Associate Justice, Commonwealth of                SSgA Cash
55 Ferncroft Road          Audit Committee      is duly elected    Massachusetts Superior Court; and                 Management
Danvers, MA 01923        - Member,              and qualified    - Partner, Riley, Burke & Donahue,                  Fund PLC,
                           Governance                              L.L.P. (law firm).                                State Street
Age 54                     Committee                                                                                 Global Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                         NO. OF
                            POSITION(S) HELD                                                          PORTFOLIOS IN
        NAME,                WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)         COMPLEX          OTHER
      ADDRESS,                 LENGTH OF               OF                      DURING THE              OVERSEEN BY    DIRECTORSHIPS
        AGE                   TIME SERVED            OFFICE                   PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk         - Trustee since 1988   Appointed        - March 2001 to April 2002,                25       None
1180 Brookgate Way, NE   - Member,              until successor    Chairman, Cerulean Companies, Inc.
Atlanta, GA 30319-2877     Audit Committee      is duly elected    (holding company) (Retired);
                         - Member,              and qualified    - 1996 to March 2001,
Age 57                     Governance                              President and Chief Executive
                           Committee                               Officer, Cerulean Companies, Inc.;
                         - Member, Valuation                     - 1992 to March 2001, President
                           Committee                               and Chief Executive Officer,
                                                                   Blue Cross/Blue Shield of Georgia;
                                                                 - 1993 to November 2001,
                                                                   Chairman and Board Member,
                                                                   Georgia Caring for Children
                                                                   Foundation
                                                                   (private foundation);
                                                                 - November 1998 to Present,
                                                                   Board Member, Healthcare Georgia
                                                                   Foundation (private foundation);
                                                                   and
                                                                 - September 2002 to Present,
                                                                   Board Member, Amerigroup Corp.

Bruce D. Taber           - Trustee since 1991   Appointed        - Consultant, Computer Simulation,         25       Director -
26 Round Top Road        - Member,              until successor    General Electric Industrial                       SSgA Cash
Boxford, MA 01921          Audit Committee      is duly elected    Control Systems.                                  Management
                         - Member,              and qualified                                                        Fund PLC,
Age 59                     Governance                                                                                State Street
                           Committee                                                                                 Global Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

Henry W. Todd            - Trustee since 1988   Appointed        - Chairman, President and CEO,             25       Director -
150 Domorah Drive        - Member,              until successor    A.M. Todd Group, Inc.; and                        SSgA Cash
Montgomeryville, PA        Audit Committee      is duly elected  - President and CEO,                                Management
18936                    - Member,              and qualified      Zink & Triest Co., Inc.                           Fund PLC,
                           Governance                              (dealer in vanilla flavor                         State Street
Age 55                     Committee                               materials).                                       Global Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

FEBRUARY 28, 2003 (UNAUDITED)

                            POSITION(S) HELD
        NAME,                WITH FUND AND            TERM                           PRINCIPAL OCCUPATION(S)
      ADDRESS,                 LENGTH OF               OF                                  DURING THE
        AGE                   TIME SERVED            OFFICE                               PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       -  Principal           Until            -  2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive           successor           President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and         is chosen and       Advisor Strategies;
                            Chief Executive     qualified by     -  1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                      Officer since       Trustees            Offshore Funds and SSgA Latin America; and
                            2003                                 -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President      Until            -  Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary       successor           Frank Russell Company;
Tacoma, WA 98402            since 1994          is chosen and    -  Assistant Secretary and Associate General Counsel, Frank Russell
                                                qualified by        Investment Management Company, Frank Russell Capital Inc., and
Age 45                                          Trustees            Frank Russell Investments (Delaware), Inc.;
                                                                 -  Assistant Secretary and Associate General Counsel,
                                                                    Russell Fund Distributors, Inc.
                                                                 -  Director, Secretary and Associate General Counsel,
                                                                    Frank Russell Securities, Inc.; and
                                                                 -  Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President      Until            -  2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002          successor        -  2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                                is chosen and    -  1992 to 2000, Vice President, State Street Corporation; and
                                                qualified by     -  2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                          Trustees

Mark E. Swanson          -  Treasurer and       Until            -  Director - Investment Operations, Frank Russell Investment
909 A Street                Principal           successor           Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting          is chosen and    -  Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since       qualified by        Company and Russell Investment Funds.
Age 39                      2000                Trustees

SSgA(R) LIFE SOLUTIONS(SM) FUNDS
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
 Lynn L. Anderson, Chairman
 Timothy B. Harbert
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President
 Agustin J. Fleites, Principal Executive Officer and CEO
 Mark E. Swanson, Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 James Ross, Vice President
 Deedra S. Walkey, Assistant Secretary
 Ross E. Erickson, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 SSgA Funds Management, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171

DISTRIBUTOR
 State Street Global Markets, LLC
 One International Place, 27th Floor
 Boston, Massachusetts 02110

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin Procter LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 160 Federal Street
 Boston, Massachusetts 02110

[SSgA(R) FUNDS LOGO]

MONEY MARKET FUNDS

MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


SEMIANNUAL REPORT

FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                               MONEY MARKET FUNDS

                         SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003


                                TABLE OF CONTENTS

                                                                                 PAGE
     Money Market Fund                                                             3

     US Government Money Market Fund                                              11

     Tax Free Money Market Fund                                                   17

     Notes to Statement of Net Assets                                             29

     Notes to Financial Statements                                                30

     Disclosure of Information about Fund Trustees and Officers                   34

     Fund Management and Service Providers                                        38

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

SSgA
MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)         RATE             OF           (000)
                                                                            $             %           MATURITY          $
                                                                       ----------     ----------     ----------     ----------
CORPORATE BONDS & NOTES - 8.0%
Bank One NA                                                                25,000          2.010       03/25/03         25,000
Bank One NA(^^)                                                            50,000          1.256       06/25/03         49,994
Citigroup, Inc.(^^)                                                       107,000          1.420       05/30/03        107,026
Citigroup, Inc.(^^)                                                        55,000          1.460       07/17/03         55,028
General Electric Co.(^^)                                                   85,000          1.370       07/09/03         85,000
General Electric Co.(^^)                                                   75,000          1.370       03/16/04         75,000
Household Finance Corp.(^^)                                                52,000          1.770       06/10/03         52,000
Household Finance Corp.(^^)                                                25,000          1.761       06/11/03         25,000
National City Bank Kentucky(^^)                                            50,000          1.360       12/15/03         49,996
Toyota Motor Credit(^^)                                                    30,000          1.280       05/19/03         30,000
Toyota Motor Credit(^^)                                                    30,000          1.280       05/22/03         30,000
U.S. Bancorp(^^)                                                           50,000          1.258       04/30/03         49,996
U.S. Bancorp(^^)                                                           50,000          1.260       05/02/03         49,997
U.S. Bancorp(^^)                                                           50,000          1.263       05/29/03         49,997
Wells Fargo Bank NA(^^)                                                   100,000          1.280       03/14/03         99,999
                                                                                                                    ----------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $834,033)                                                              834,033
                                                                                                                    ----------

MORTGAGE BACK SECURITIES - 0.2%
Holmes Financing PLC(^^)                                                   25,000          1.340       10/15/03         25,000
                                                                                                                    ----------

TOTAL MORTGAGE BACK SECURITIES (amortized cost $25,000)                                                                 25,000
                                                                                                                    ----------
DOMESTIC CERTIFICATES OF DEPOSIT - 5.6%
Bank of New York Co., Inc.(^^)                                             40,000          1.280       10/06/03         39,996
Citibank NA                                                               100,000          1.270       04/28/03        100,000
Fifth Third Bank                                                          150,000          1.255       06/20/03        149,998
SunTrust Bank                                                              25,000          1.330       04/03/03         25,000
U.S. Bank NA                                                               50,000          2.000       03/19/03         50,000
U.S. Bank NA                                                               50,000          1.290       04/10/03         50,000
Wells Fargo Bank NA                                                       100,000          1.260       04/07/03         99,998
Wells Fargo Bank NA                                                        75,000          1.260       05/27/03         75,000
                                                                                                                    ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost $589,992)                                                       589,992
                                                                                                                    ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 15.9%
Australia and NZ Banking Group, Ltd.                                       40,000          1.720       03/25/03         40,000
Australia and NZ Banking Group, Ltd.                                       50,000          1.735       04/17/03         50,000
Australia and NZ Banking Group, Ltd.                                       25,000          2.005       04/30/03         25,000
Australia and NZ Banking Group, Ltd.                                       50,000          1.700       05/19/03         50,000
Bank of Nova Scotia                                                       100,000          1.340       03/05/03        100,000
Bank of Nova Scotia                                                        40,000          1.350       05/19/03         40,000
Bank of Nova Scotia                                                        75,000          1.260       05/27/03         75,000
Barclays Bank PLC                                                          25,000          1.740       05/21/03         25,000
Barclays Bank PLC                                                          75,000          1.310       11/04/03         75,000
BNP Paribas SA                                                            150,000          1.340       03/05/03        150,000
Deutsche Bank AG                                                          100,000          1.320       07/09/03        100,000
HBOS Treasury Services                                                     50,000          1.270       05/27/03         50,000
HBOS Treasury Services                                                     60,000          1.310       07/17/03         60,000
HBOS Treasury Services                                                     25,000          1.940       10/24/03         25,000

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY          $
                                                                       ----------     ----------     ----------     ----------
HBOS Treasury Services                                                    125,000          1.300       11/06/03        125,000
Landesbank Hessen-Thuringen                                                50,000          1.280       08/06/03         50,000
Landesbank Hessen-Thuringen                                               100,000          1.870       10/20/03        100,000
Lloyds TSB Bank PLC                                                        50,000          2.023       03/21/03         50,000
Lloyds TSB Bank PLC                                                        90,000          1.700       05/19/03         90,000
National Australia Bank                                                    50,000          1.340       04/07/03         50,000
Norddeutsche Landesbank Girozentrale                                       50,000          2.010       04/30/03         50,000
Rabobank Nederland NV                                                      30,000          1.700       05/19/03         30,000
Societe Generale                                                           50,000          1.320       07/14/03         50,000
Svenska Handelsbanken                                                      50,000          1.730       04/17/03         50,000
Svenska Handelsbanken                                                     100,000          1.295       07/17/03        100,001
Westdeutsche Landesbank Girozentrale                                       50,000          1.750       04/17/03         50,000
                                                                                                                    ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost $1,660,001)                                                 1,660,001
                                                                                                                    ----------

DOMESTIC TIME DEPOSIT - 4.7%
KeyBank NA                                                                243,390          1.313       03/03/03        243,390
Southtrust Bank, NA                                                        50,000          1.300       04/08/03         50,000
SunTrust Bank                                                             200,000          1.344       03/03/03        200,000
                                                                                                                    ----------

TOTAL DOMESTIC TIME DEPOSIT (amortized cost $493,390)                                                                  493,390
                                                                                                                    ----------

DOMESTIC COMMERCIAL PAPER - 17.9%
Amstel Funding Corp.                                                       50,000          1.340       04/09/03         49,928
Amstel Funding Corp.                                                       50,000          1.290       04/25/03         49,902
Amstel Funding Corp.                                                       43,000          1.290       06/18/03         42,833
Amstel Funding Corp.                                                       45,000          1.320       07/21/03         44,766
Amsterdam Funding Corp.                                                    50,000          1.260       03/04/03         49,995
Aspen Funding Corp.                                                       100,000          1.270       04/09/03         99,863
Asset Securitization Coop. Corp.(^^)                                       70,000          1.300       05/16/03         70,000
Atlantis One Funding Corp.                                                 25,000          1.340       03/18/03         24,985
Atlantis One Funding Corp.                                                 57,559          1.330       03/31/03         57,496
Atlantis One Funding Corp.                                                 50,000          1.390       06/06/03         49,813
Barton Capital Corp.                                                       57,266          1.280       03/21/03         57,226
Blue Ridge Asset Funding                                                   50,000          1.260       04/09/03         49,932
Corporate Asset Funding Corp.                                              45,000          1.250       03/19/03         44,972
Corporate Asset Funding Corp.                                              99,378          1.270       04/07/03         99,249
Delaware Funding Corp.                                                     45,000          1.270       03/24/03         44,964
Edison Asset Securitization LLC                                            50,000          1.330       05/09/03         49,872
Edison Asset Securitization LLC                                            55,000          1.260       08/08/03         54,692
Eiffel Funding LLC                                                         30,000          1.280       03/21/03         29,978
Galaxy Funding                                                             90,000          1.260       05/19/03         89,751
GE Capital International Funding, Inc.                                     70,000          1.330       03/24/03         69,940
GE Capital International Funding, Inc.                                     50,000          1.370       05/21/03         49,845
Giro Funding US Corp.                                                      50,000          1.280       04/22/03         49,907
Giro Funding US Corp.                                                      79,657          1.270       05/15/03         79,446
IBM Credit Corp.                                                           20,000          1.710       05/05/03         19,938
Merck & Co.                                                               125,000          1.250       03/27/03        124,887
Receivables Capital Corp.                                                  25,000          1.330       05/12/03         24,933
Sheffield Receivables                                                      50,000          1.270       03/28/03         49,952
Thunder Bay Funding, Inc.                                                  45,298          1.270       08/08/03         45,042

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY          $
                                                                       ----------     ----------     ----------     ----------
Tulip Funding Corp.                                                        50,000          1.340       03/21/03         49,962
Tulip Funding Corp.                                                        49,000          1.400       06/03/03         48,820
Variable Funding Capital                                                  150,000          1.260       04/09/03        149,795
Windmill Funding Corp.                                                     50,000          1.260       03/04/03         49,994
                                                                                                                    ----------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,872,678)                                                          1,872,678
                                                                                                                    ----------

FOREIGN COMMERCIAL PAPER - 4.2%
Alliance & Leicester PLC                                                  100,000          1.321       05/14/03         99,729
Alliance & Leicester PLC                                                   50,000          1.375       06/05/03         49,817
Den Danske Corp.                                                           50,000          1.255       04/28/03         49,899
Diageo PLC                                                                 46,000          1.250       06/02/03         45,852
Diageo PLC                                                                 26,000          1.270       08/13/03         25,849
Grampian Funding LTD                                                       22,000          1.270       05/07/03         21,949
Nestle Capital Corp.                                                       30,000          1.710       05/19/03         29,887
Nestle Capital Corp.                                                       50,000          1.340       07/10/03         49,756
Royal Bank of Canada                                                       25,000          1.340       07/21/03         24,867
Societe Generale                                                           50,000          1.715       05/16/03         49,818
                                                                                                                    ----------

TOTAL FOREIGN COMMERCIAL PAPER (amortized cost $447,423)                                                               447,423
                                                                                                                    ----------

UNITED STATES GOVERNMENT AGENCIES - 13.8%
Federal Home Loan Bank(^^)                                                100,000          1.208       03/06/03        100,000
Federal Home Loan Bank                                                    100,000          1.490       03/08/04        100,000
Federal Home Loan Mortgage Corp. Discount Notes                           100,000          1.670       03/27/03         99,879
Federal National Mortgage Association Discount Notes                      100,000          1.280       03/25/03         99,914
Federal National Mortgage Association Discount Notes                       50,000          1.280       03/26/03         49,956
Federal National Mortgage Association Discount Notes                       15,000          1.250       04/02/03         14,983
Federal National Mortgage Association Discount Notes                      100,000          1.280       04/15/03         99,840
Federal National Mortgage Association Discount Notes                       50,000          1.290       04/25/03         49,901
Federal National Mortgage Association Discount Notes                      100,000          1.240       05/07/03         99,769
Federal National Mortgage Association Discount Notes                       75,000          1.240       06/30/03         74,687
Federal National Mortgage Association Discount Notes                       35,000          1.250       07/02/03         34,850
Federal National Mortgage Association Discount Notes                      100,000          1.300       07/17/03         99,502
Federal National Mortgage Association Discount Notes                      100,000          1.230       07/23/03         99,508
Federal National Mortgage Association Discount Notes                      102,000          1.300       07/25/03        101,464
Federal National Mortgage Association Discount Notes                      100,000          1.230       08/13/03         99,436
Federal National Mortgage Association Discount Notes                       45,000          1.235       09/08/03         44,705
Federal National Mortgage Association Discount Notes                      175,000          1.230       09/15/03        173,816
                                                                                                                    ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $1,442,210)                                                  1,442,210
                                                                                                                    ----------

YANKEE CERTIFICATE OF DEPOSIT - 12.5%
Abbey National Treasury Services PLC(^^)                                   50,000          1.270       09/15/03         49,991
Abbey National Treasury Services PLC                                      110,000          1.910       10/21/03        109,990
Abbey National Treasury Services PLC                                       41,000          1.580       11/19/03         40,995
Bank of Montreal(^^)                                                       50,000          1.238       03/28/03         49,997
Barclays Bank PLC(^^)                                                     100,000          1.246       04/28/03         99,992
Bayerische Landesbank Girozentrale(^^)                                    110,000          1.250       03/21/03        109,997
Bayerische Landesbank Girozentrale(^^)                                     30,000          1.258       06/24/03         29,997
Canadian Imperial Bank Corp.(^^)                                          100,000          1.255       03/21/03         99,997

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY          $
                                                                       ----------     ----------     ----------     ----------
Canadian Imperial Bank Corp.(^^)                                           25,000          1.251       04/28/03         24,998
Den Danske Bank(^^)                                                        25,000          1.256       03/25/03         24,999
Deutsche Bank AG                                                          100,000          1.290       07/15/03        100,000
Dexia Bank NY Branch(^^)                                                  100,000          1.243       03/31/03         99,996
Landesbank Baden Wuerttemberg(^^)                                          45,000          1.260       04/11/03         44,997
Rabobank Nederland(^^)                                                     40,000          1.265       04/02/03         39,997
Royal Bank of Canada(^^)                                                   50,000          1.270       09/12/03         49,991
Royal Bank of Canada(^^)                                                   50,000          1.268       09/30/03         49,991
Royal Bank of Scotland(^^)                                                100,000          1.280       10/03/03         99,990
Svenska Handelsbanken                                                      40,000          1.260       07/24/03         40,000
Svenska Handelsbanken                                                      25,000          1.300       11/10/03         25,000
Toronto Dominion Bank                                                      25,000          2.970       03/27/03         25,000
Westdeutsche Landesbank Girozentrale                                       25,000          1.760       05/21/03         25,000
Westdeutsche Landesbank Girozentrale                                       30,000          1.810       05/28/03         30,000
Westdeutsche Landesbank Girozentrale(^^)                                   50,000          1.260       06/23/03         49,995
                                                                                                                    ----------

TOTAL YANKEE CERTIFICATE OF DEPOSITS (amortized cost $1,320,910)                                                     1,320,910
                                                                                                                    ----------

TOTAL INVESTMENTS - 82.8% (amortized cost $8,685,637)                                                                8,685,637
                                                                                                                    ----------

REPURCHASE AGREEMENTS - 17.2%
Agreement with Bank of America and Bank of New York (Tri-Party) of
   $1,300,000 acquired on February 28, 2003 at 1.370% to be repurchased at $1,300,146 on March 3, 2003, collateralized by:
   $1,724,474 United States Agency Obligations, valued at $1,326,000                                                 1,300,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co.
   (Tri-Party) of $5,158 acquired on February 28, 2003 at 1.360% to be repurchased at $5,159 on March 3, 2003, collateralized by:
   $4,740 United States Agency Obligations, valued at $5,266                                                             5,158
Agreement with Morgan Stanley and Bank of New York (Tri-Party)
   of $500,000 acquired on February 28, 2003 at 1.350% to be repurchased at $500,055 on March 3, 2003, collateralized by:
   $506,025 United States Agency Obligations, valued at $526,945                                                       500,000
                                                                                                                    ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $1,805,158)                                                             1,805,158
                                                                                                                    ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0%
   (cost $10,490,795)(+)                                                                                            10,490,795

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                 1,816
                                                                                                                    ----------

NET ASSETS - 100.0%                                                                                                 10,492,611
                                                                                                                    ==========

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                           $  8,685,637
Repurchase agreements (cost $1,805,158)                                                              1,805,158
Receivables:
   Interest                                                                                             12,891
   Fund shares sold                                                                                        115
Prepaid expenses                                                                                            28
                                                                                                  ------------

      Total assets                                                                                  10,503,829

LIABILITIES
Payables:
   Dividends                                                                      $      8,208
   Accrued fees to affiliates                                                            2,830
   Other accrued expenses                                                                  180
                                                                                  ------------

      Total liabilities                                                                                 11,218
                                                                                                  ------------

NET ASSETS                                                                                        $ 10,492,611
                                                                                                  ============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                              $         (8)
Shares of beneficial interest                                                                           10,493
Additional paid-in capital                                                                          10,482,126
                                                                                                  ------------

NET ASSETS                                                                                        $ 10,492,611
                                                                                                  ============

NET ASSET VALUE, offering and redemption price per share:
  ($10,492,610,944 divided by 10,492,618,943 shares of $.001 par value
      shares of beneficial interest outstanding)                                                  $       1.00
                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                       $     89,848

EXPENSES
   Advisory fees                                                                  $     13,903
   Administrative fees                                                                   1,681
   Custodian fees                                                                          880
   Distribution fees                                                                     2,220
   Transfer agent fees                                                                     130
   Professional fees                                                                        77
   Registration fees                                                                        11
   Shareholder servicing fees                                                            2,880
   Trustees' fees                                                                           61
   Insurance fees                                                                        1,062
   Miscellaneous                                                                            80
                                                                                  ------------

   Expenses before reductions                                                           22,985
   Expense reductions                                                                     (739)
                                                                                  ------------

      Expenses, net                                                                                     22,246
                                                                                                  ------------

Net investment income                                                                                   67,602
                                                                                                  ------------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                    (10)
                                                                                                  ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                             $     67,592
                                                                                                  ============

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED         FOR THE FISCAL
                                                                               FEBRUARY 28, 2003       YEAR ENDED
                                                                                  (UNAUDITED)        AUGUST 31, 2002
                                                                               -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income                                                        $        67,602      $       233,776
   Net realized gain (loss)                                                                 (10)                   2
                                                                                ---------------      ---------------

      Net increase (decrease) in net assets from operations                              67,592              233,778
                                                                                ---------------      ---------------

DISTRIBUTIONS
   From net investment income                                                           (67,602)            (233,776)
                                                                                ---------------      ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                       (164,768)             (67,020)
                                                                                ---------------      ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            (164,778)             (67,018)

NET ASSETS
   Beginning of period                                                               10,657,389           10,724,407
                                                                                ---------------      ---------------

   End of period                                                                $    10,492,611      $    10,657,389
                                                                                ===============      ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                               --------------------------------------------------------------------
                                                     2003*         2002          2001          2000          1999          1998
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCOME FROM OPERATIONS
   Net investment income                                .0061         .0196         .0518         .0562         .0476         .0528
                                                 ------------  ------------  ------------  ------------  ------------  ------------

DISTRIBUTIONS
   From net investment income                          (.0061)       (.0196)       (.0518)       (.0562)       (.0476)       (.0528)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD                   $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ============  ============  ============  ============  ============  ============

TOTAL RETURN (%)(a)                                       .61          1.98          5.31          5.78          4.86          5.41

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)        10,492,611    10,657,389    10,724,407     8,556,244    10,084,283     5,477,326

   Ratios to average net assets (%)(b):
      Operating expenses, net (c)                         .40           .39           .38           .39           .40           .41
      Operating expenses, gross (c)                       .41           .39           .38           .39           .40           .41
      Net investment income                              1.22          1.95          5.14          5.62          4.74          5.28

*   For the six months ended February 28, 2003 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) See Note 3 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY          $
                                                                       ----------     ----------     ----------     ----------
UNITED STATES GOVERNMENT AGENCIES - 85.9%
Federal Home Loan Bank(^^)                                                150,000          1.223       01/06/04        149,952
Federal Home Loan Bank Discount Notes                                      25,000          1.275       03/05/03         24,996
Federal Home Loan Bank Discount Notes                                      20,681          1.640       03/07/03         20,675
Federal Home Loan Bank Discount Notes                                      21,197          1.580       03/28/03         21,172
Federal Home Loan Bank Discount Notes                                      20,729          1.630       03/28/03         20,704
Federal Home Loan Bank Discount Notes                                      50,000          1.225       05/23/03         49,859
Federal Home Loan Bank Discount Notes                                      26,597          1.230       07/30/03         26,460
Federal Home Loan Mortgage Corp.                                           30,270          5.000       01/15/04         31,204
Federal Home Loan Mortgage Corp. Discount Notes                            75,000          1.270       03/06/03         74,987
Federal Home Loan Mortgage Corp. Discount Notes                            50,000          1.245       03/27/03         49,955
Federal Home Loan Mortgage Corp. Discount Notes                            50,000          1.280       03/27/03         49,954
Federal Home Loan Mortgage Corp. Discount Notes                            50,000          1.235       04/03/03         49,943
Federal Home Loan Mortgage Corp. Discount Notes                            75,000          1.240       06/30/03         74,687
Federal Home Loan Mortgage Corp. Discount Notes                            50,000          1.260       06/30/03         49,788
Federal Home Loan Mortgage Corp. Discount Notes                            50,000          1.235       09/22/03         49,648
Federal Home Loan Mortgage Corp. Discount Notes                            20,000          1.400       10/22/03         19,817
Federal National Mortgage Association(^^)                                  26,000          1.198       06/09/03         25,998
Federal National Mortgage Association Discount Notes                       75,000          1.230       06/16/03         74,726
Federal National Mortgage Association Discount Notes                       40,000          1.460       03/07/03         39,990
Federal National Mortgage Association Discount Notes                       75,000          1.285       03/12/03         74,971
Federal National Mortgage Association Discount Notes                       75,000          1.690       03/12/03         74,961
Federal National Mortgage Association Discount Notes                       25,000          1.280       03/25/03         24,979
Federal National Mortgage Association Discount Notes                       25,828          1.630       03/26/03         25,799
Federal National Mortgage Association Discount Notes                       20,413          1.680       04/09/03         20,376
Federal National Mortgage Association Discount Notes                       25,000          1.300       04/14/03         24,960
Federal National Mortgage Association Discount Notes                       26,910          1.260       04/30/03         26,853
Federal National Mortgage Association Discount Notes                       50,000          1.230       05/28/03         49,850
Federal National Mortgage Association Discount Notes                       28,372          1.230       07/09/03         28,246
Federal National Mortgage Association Discount Notes                       20,470          1.230       07/16/03         20,374
                                                                                                                    ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $1,275,884)                                                  1,275,884
                                                                                                                    ----------

TOTAL INVESTMENTS - 85.9% (amortized cost $1,275,884)                                                                1,275,884
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                       VALUE
                                                                                                       (000)
                                                                                                         $
                                                                                                     ---------
REPURCHASE AGREEMENTS - 14.2%
Agreement with ABN-AMRO Bank N.V. and The Bank of New York (Tri-Party)
   of $60,000 acquired on February 28, 2003 at 1.370% to be repurchased at
   $60,007 on March 3, 2003, collateralized by:
   $59,390 United States Agency Obligations, valued at $61,201                                          60,000
Agreement with Deutsche Bank and Bank of New York (Tri-Party) of $26,282
   acquired on February 28, 2003 at 1.310% to be repurchased at $26,285 on
   March 3, 2003, collateralized by:
   $25,616 United States Agency Obligations, valued at $26,808                                          26,282
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party)
   of $125,000 acquired on February 28, 2003 at 1.370% to be repurchased at $125,014 on March 3, 2003, collateralized by:
   $138,494 United States Agency Obligations, valued at $127,504                                       125,000
                                                                                                     ---------

TOTAL REPURCHASE AGREEMENTS (identified cost $211,282)                                                 211,282
                                                                                                     ---------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.1% (cost $1,487,166)(+)                            1,487,166

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                              (1,420)
                                                                                                     ---------

NET ASSETS - 100.0%                                                                                  1,485,746
                                                                                                     =========

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                           $  1,275,884
Repurchase agreements (cost $211,282)                                                                  211,282
Interest receivable                                                                                        331
Prepaid expenses                                                                                             5
                                                                                                  ------------

      Total assets                                                                                   1,487,502

LIABILITIES
Payables:
   Dividends                                                                      $      1,185
   Accrued fees to affiliates                                                              553
   Other accrued expenses                                                                   18
                                                                                  ------------

      Total liabilities                                                                                  1,756
                                                                                                  ------------

NET ASSETS                                                                                        $  1,485,746
                                                                                                  ============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                              $         59
Shares of beneficial interest                                                                            1,486
Additional paid-in capital                                                                           1,484,201
                                                                                                  ------------

NET ASSETS                                                                                        $  1,485,746
                                                                                                  ============

NET ASSET VALUE, offering and redemption price per share:
   ($1,485,746,012 divided by 1,485,687,484 shares of $.001 par value
      shares of beneficial interest outstanding)                                                  $       1.00
                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                       $     13,929

EXPENSES
   Advisory fees                                                                  $      2,197
   Administrative fees                                                                     259
   Custodian fees                                                                          128
   Distribution fees                                                                       137
   Transfer agent fees                                                                       9
   Professional fees                                                                        22
   Registration fees                                                                        11
   Shareholder servicing fees                                                              690
   Trustees' fees                                                                           16
   Miscellaneous                                                                            15
                                                                                  ------------

      Total expenses                                                                                     3,484
                                                                                                  ------------

Net investment income                                                                                   10,445
                                                                                                  ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                             $     10,445
                                                                                                  ============

See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED        FOR THE FISCAL
                                                                               FEBRUARY 28, 2003        YEAR ENDED
                                                                                  (UNAUDITED)        AUGUST 31, 2002
                                                                               -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income                                                        $        10,445      $        33,739
   Net realized gain (loss)                                                                  --                   15
                                                                                ---------------      ---------------

      Net increase (decrease) in net assets from operations                              10,445               33,754
                                                                                ---------------      ---------------

DISTRIBUTIONS
   From net investment income                                                           (10,445)             (33,739)
                                                                                ---------------      ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                       (530,308)             (45,874)
                                                                                ---------------      ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            (530,308)             (45,859)

NET ASSETS
   Beginning of period                                                                2,016,054            2,061,913
                                                                                ---------------      ---------------

   End of period                                                                $     1,485,746      $     2,016,054
                                                                                ===============      ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                               --------------------------------------------------------------------
                                                     2003*         2002          2001          2000          1999          1998
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCOME FROM OPERATIONS
   Net investment income                                .0060         .0188         .0507         .0551         .0462         .0500
                                                 ------------  ------------  ------------  ------------  ------------  ------------

DISTRIBUTIONS
   From net investment income                          (.0060)       (.0188)       (.0507)       (.0551)       (.0462)       (.0500)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD                   $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ============  ============  ============  ============  ============  ============

TOTAL RETURN (%)(a)                                       .60          1.89          5.19          5.65          4.74          5.33

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)         1,485,746     2,016,054     2,061,913     1,525,265     1,239,304       945,897

   Ratios to average net assets (%)(b):
      Operating expenses                                  .40           .40           .40           .42           .42           .42
      Net investment income                              1.19          1.89          4.99          5.55          4.62          5.20

*   For the six months ended February 28, 2003 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.4%
ALABAMA - 2.6%
Alabama Public School & College Authority Revenue Bonds                     1,315          5.750       08/01/03          1,338
Alabama Special Care Facilities Financing Authority-Birmingham
  Alabama Revenue Bonds, weekly demand(^^)                                  2,350          1.050       11/15/39          2,350
Montgomery BMC Special Care Facilities Financing Authority Revenue
  Bonds, weekly demand(^^)(@)                                               1,000          1.100       12/01/30          1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue
  Bonds, weekly demand(^^)(@)                                               2,365          1.100       12/01/30          2,365
University of Alabama Revenue Bonds, weekly demand(^^)(@)                   4,300          1.040       09/01/31          4,300
                                                                                                                    ----------
                                                                                                                        11,353
                                                                                                                    ----------

ARIZONA - 1.9%
Maricopa County, Arizona Pollution Control Revenue, Series C,
  daily demand                                                              1,000          1.300       05/01/29          1,000
Northern Arizona University Revenue Bonds(@)                                2,000          3.000       06/01/03          2,010
Pima County Industrial Development Authority Revenue Bonds, weekly
  demand(^^)                                                                2,400          1.100       12/01/22          2,400
Pima County Unified School District No. 10 Ampitheater
  General Obligation Limited(@)                                             1,500          5.600       07/01/03          1,519
Scottsdale Industrial Development Authority Revenue Bonds, weekly
  demand(^^)(@)                                                             1,350          1.100       09/01/22          1,350
                                                                                                                    ----------
                                                                                                                         8,279
                                                                                                                    ----------

CALIFORNIA - 0.2%
Los Angeles Community College District Certificate of Participation,
  weekly demand(^^)(@)                                                      1,000          1.050       08/01/19          1,000
                                                                                                                    ----------

COLORADO - 2.8%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand(^^)       2,000          1.050       10/01/30          2,000
Colorado State Public Highway Authority Revenue, weekly demand(^^)(@)       2,300          2.000       09/01/18          2,300
Colorado State Revenue Notes                                                1,000          3.000       06/27/03          1,006
Metropolitan Denver Sewage Disposal District No. 1 General Obligation
  Unlimited, semi-annual demand                                             1,825          5.450       04/01/03          1,825
Regional Transportation District Certificate of Participation, weekly
  demand(^^)(@)                                                             5,000          1.100       12/01/22          5,000
                                                                                                                    ----------
                                                                                                                        12,131
                                                                                                                    ----------

CONNECTICUT - 1.0%
Connecticut State Health & Educational Facilities Authority Revenue
  Bonds, weekly demand(^^)                                                  2,500          1.050       07/01/29          2,500
Connecticut State Special Tax Obligation Revenue Special Tax,
  semi-annual demand (pre-refunded 6/1/2003)(!)                             1,000          6.600       06/01/04          1,013
Connecticut State Special Tax Obligation Revenue Special Tax,
  semi-annual demand (pre-refunded 6/1/2003)(!)                             1,000          6.750       06/01/11          1,013
                                                                                                                    ----------
                                                                                                                         4,526
                                                                                                                    ----------

DISTRICT OF COLUMBIA - 0.7%
District of Columbia General Obligation Unlimited, weekly demand(^^)(@)     1,235          1.050       06/01/15          1,235
District of Columbia General Obligation Unlimited, weekly demand(^^)(@)     1,800          1.050       06/01/30          1,800
                                                                                                                    ----------
                                                                                                                         3,035
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
FLORIDA - 3.2%
Dade County Industrial Development Authority Revenue Bonds,
  weekly demand(^^)                                                           950          1.050       01/01/16            950
Dade County Industrial Development Authority Revenue Bonds,
  weekly demand(^^)                                                           885          1.050       01/01/16            885
Dade County Industrial Development Authority Revenue Bonds,
  weekly demand(^^)                                                           475          1.050       01/01/16            475
Dade County Industrial Development Authority Revenue Bonds,
  weekly demand(^^)                                                           100          1.050       01/01/16            100
Florida Housing Finance Agency Revenue Bonds,
  weekly demand(^^)(@)                                                      4,205          1.210       02/01/35          4,205
Florida State Division Of Bond Finance Revenue Bonds(@)                     1,850          4.750       07/01/03          1,873
Putnam County Development Authority Revenue Bonds, semi-annual
  demand(^^)                                                                2,800          1.450       12/15/09          2,800
Putnam County Development Authority Revenue Bonds, semi-annual
  demand(^^)                                                                2,625          1.600       03/15/14          2,625
                                                                                                                    ----------
                                                                                                                        13,913
                                                                                                                    ----------

GEORGIA - 7.1%
Burke County Development Authority Revenue Bonds, Series A, daily
  demand(^^)(@)                                                             3,500          1.250       01/01/19          3,500
Clayton County Housing Authority Revenue Bonds, weekly demand(^^)(@)        2,315          1.050       01/01/21          2,315
Clayton County Housing Authority Revenue Bonds, weekly demand(^^)(@)        2,215          1.050       01/01/21          2,215
Clayton County Housing Authority Revenue Bonds, weekly demand(^^)(@)        3,045          1.050       01/01/21          3,045
Fulton County Building Authority Revenue Bonds(@)                           3,200          2.500       01/01/04          3,232
Georgia Municipal Gas Authority Revenue Bonds, weekly demand(^^)            1,800          1.200       11/01/06          1,800
Gwinnett County School District General Obligation Limited Notes           15,000          2.000       12/29/03         15,112
                                                                                                                    ----------
                                                                                                                        31,219
                                                                                                                    ----------

HAWAII - 3.3%
Hawaii State Department of Budget & Finance Revenue Bonds,
  weekly demand(^^)                                                         9,300          1.200       07/01/26          9,300
Honolulu City & County Hawaii General Obligation Unlimited,
  weekly demand(^^)                                                         5,125          1.100       01/01/18          5,125
                                                                                                                    ----------
                                                                                                                        14,425
                                                                                                                    ----------

IDAHO - 0.8%
Idaho Housing & Finance Association Revenue Bonds, weekly demand(^^)        1,000          1.150       01/01/33          1,000
Idaho Housing & Finance Association Revenue Bonds, weekly demand(^^)        2,500          1.150       07/01/33          2,500
                                                                                                                    ----------
                                                                                                                         3,500
                                                                                                                    ----------

ILLINOIS - 5.2%
Illinois Development Finance Authority Revenue Bonds, weekly demand(^^)     3,650          1.100       09/01/22          3,650
Illinois Development Finance Authority Revenue Bonds, weekly demand(^^)     1,200          1.200       11/15/24          1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (^^)      5,000          1.100       08/01/20          5,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand(^^)       2,300          1.100       08/01/15          2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand(^^)(@)    1,500          1.090       08/15/29          1,500
Illinois Health Facilities Authority Revenue Bonds, weekly demand(^^)(@)    2,420          1.100       07/01/28          2,420
Illinois Housing Development Authority Revenue Bonds, weekly
  demand(^^)(@)                                                               985          1.100       07/01/27            985
Illinois State General Obligation Unlimited                                 2,800          5.500       08/01/03          2,853
Illinois Student Assistance Commission Revenue Bonds, weekly demand(^^)     2,925          1.150       03/01/06          2,925
                                                                                                                    ----------
                                                                                                                        22,833
                                                                                                                    ----------

INDIANA - 0.2%
Indiana University Revenue Bonds                                            1,000          6.500       08/01/03          1,019
                                                                                                                    ----------

IOWA - 1.7%
Iowa Finance Authority Revenue Bonds, weekly demand(^^)(@)                  3,300          1.150       07/01/07          3,300
Iowa Finance Authority Revenue Bonds, weekly demand(^^)(@)                  4,150          1.150       01/01/28          4,150
                                                                                                                    ----------
                                                                                                                         7,450
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
KANSAS - 0.5%
Johnson County Unified School District No. 233 General Obligation
  Unlimited, weekly demand (pre-refunded 9/1/2003)(@)(!)                      500          5.750       09/01/18            511
Wichita Kansas Revenue Bonds, weekly demand(^^)                             1,800          1.100       08/01/19          1,800
                                                                                                                    ----------
                                                                                                                         2,311
                                                                                                                    ----------

LOUISIANA - 4.0%
Calcasieu Parish Industrial Development Board Revenue Bonds,
  weekly demand(^^)                                                         1,000          1.250       08/01/04          1,000
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly
  demand(^^)                                                                1,400          1.220       12/01/13          1,400
Louisiana Public Facilities Authority Revenue Bonds, weekly demand(^^)     10,500          1.160       05/15/30         10,500
Louisiana State General Obligation Unlimited, annual demand(^^)(@)          4,685          1.750       04/01/09          4,685
                                                                                                                    ----------
                                                                                                                        17,585
                                                                                                                    ----------

MAINE - 0.4%
Regional Waste Systems Inc. Revenue Bonds, weekly demand(^^)                1,855          1.250       07/01/12          1,855
                                                                                                                    ----------

MARYLAND - 5.3%
Baltimore Industrial Development Authority Industrial Development
  Revenue Revenue Bonds, weekly demand(^^)                                 10,000          1.100       08/01/16         10,000
Maryland State Department of Transportation County Transportation
  Revenue Bonds, weekly demand                                              5,000          4.200       06/15/03          5,100
Maryland State Health & Higher Educational Facilities Authority
  Revenue Bonds, weekly demand(^^)                                          4,000          1.050       04/01/35          4,000
Montgomery County Housing Opportunities Commission Housing Revenue
  Revenue Bonds, weekly demand(^^)                                          3,000          1.100       06/01/30          3,000
Northeast Waste Disposal Authority Resource Recovery Revenue
  Revenue Bonds(@)                                                          1,000          7.150       01/01/04          1,048
                                                                                                                    ----------
                                                                                                                        23,148
                                                                                                                    ----------

MASSACHUSETTS - 5.7%
Massachusetts Bay Transportation Authority Special Assessment,
  weekly demand(^^)                                                         1,000          1.180       07/01/30          1,000
Massachusetts Development Finance Agency Revenue Bonds,
  weekly demand(^^)(@)                                                      5,435          1.050       10/01/42          5,435
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
  daily demand(^^)(@)                                                       6,210          1.200       07/01/27          6,210
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
  weekly demand(^^)(@)                                                        500          1.100       01/01/19            500
Massachusetts State General Obligation Limited Notes                        1,000          4.000       09/01/03          1,015
Massachusetts State Industrial Finance Agency Revenue Bonds,
  weekly demand(^^)                                                         3,550          1.050       07/01/26          3,550
Massachusetts State Water Resources Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      5,700          1.050       04/01/28          5,700
Massachusetts State Water Resources Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      1,700          1.050       08/01/37          1,700
                                                                                                                    ----------
                                                                                                                        25,110
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
MICHIGAN - 6.7%
Jackson County Economic Development Corp. Revenue Bonds,
  weekly demand(^^)                                                         1,500          1.400       12/01/14          1,500
Michigan Higher Education Student Loan Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      1,100          1.100       10/01/20          1,100
Michigan Higher Education Student Loan Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      2,700          1.100       09/01/36          2,700
Michigan Municipal Bond Authority Revenue Notes                             2,000          2.250       08/22/03          2,009
Michigan State Revenue Bonds, weekly demand(^^)(@)                          8,100          1.050       09/15/08          8,100
Michigan State University Revenue Bonds, weekly demand(^^)                  5,410          1.100       08/15/30          5,410
Oakland University Revenue Bonds, weekly demand(^^)(@)                      8,575          1.050       03/01/31          8,575
                                                                                                                    ----------
                                                                                                                        29,394
                                                                                                                    ----------

MISSOURI - 2.5%
Kansas City Industrial Development Authority Revenue Bonds,
  weekly demand(^^)                                                         2,795          1.150       08/01/18          2,795
Missouri State Health & Educational Facilities Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      3,100          1.150       07/01/35          3,100
Missouri State Health & Educational Facilities Authority Revenue Bonds,
  weekly demand(^^)                                                         1,775          1.150       06/01/19          1,775
Missouri State Health & Educational Facilities Authority Revenue Bonds,
  weekly demand(^^)                                                         2,375          1.150       06/01/19          2,375
Missouri State Health & Educational Facilities Authority Revenue Bonds,
  weekly demand(^^)                                                           900          1.150       06/01/14            900
                                                                                                                    ----------
                                                                                                                        10,945
                                                                                                                    ----------

MONTANA - 0.4%
Billings Montana Revenue Bonds, weekly demand(^^)                           1,900          1.050       12/01/14          1,900
                                                                                                                    ----------

NEVADA - 2.6%
Clark County Nevada Revenue Bonds, weekly demand(^^)(@)                     2,900          1.150       07/01/12          2,900
Nevada Housing Division Revenue Bonds, weekly demand(^^)                    1,900          1.150       10/15/33          1,900
Nevada Housing Division Revenue Bonds, weekly demand(^^)                    1,805          1.150       10/01/30          1,805
Nevada Housing Division Revenue Bonds, weekly demand(^^)                    1,030          1.150       10/01/30          1,030
Nevada Housing Division Revenue Bonds, weekly demand(^^)                      400          1.150       10/01/30            400
Nevada Housing Division Revenue Bonds, weekly demand(^^)                    1,200          1.150       04/01/31          1,200
Nevada Housing Division Revenue Notes, weekly demand                        2,000          1.800       03/31/03          2,000
                                                                                                                    ----------
                                                                                                                        11,235
                                                                                                                    ----------

NEW HAMPSHIRE - 1.8%
New Hampshire Business Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                  300          1.100       01/01/18            300
New Hampshire Health & Education Facilities Authority Revenue Bonds,
  weekly demand(^^)                                                         4,500          1.100       06/01/32          4,500
New Hampshire Higher Educational & Health Facilities Authority
  Revenue Bonds, weekly demand(^^)(@)                                       3,250          1.100       12/01/25          3,250
                                                                                                                    ----------
                                                                                                                         8,050
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
NEW YORK - 15.3%
City of New York New York General Obligation Unlimited, weekly
  demand(^^)(@)                                                             3,300          1.050       08/01/12          3,300
City of New York New York General Obligation Unlimited, weekly
  demand(^^)(@)                                                             1,000          1.050       08/01/11          1,000
City of New York New York General Obligation Unlimited, weekly
  demand(^^)(@)                                                             1,100          1.130       06/01/22          1,100
City of New York New York General Obligation Unlimited, weekly
  demand(^^)                                                                1,000          1.150       02/15/16          1,000
Hempstead Industrial Development Agency Revenue Bonds, weekly
  demand(^^)                                                                1,000          1.200       09/15/15          1,000
Metropolitan Transportation Authority Revenue Bonds, weekly
  demand(^^)(@)                                                             3,700          1.200       11/15/19          3,700
Metropolitan Transportation Authority Revenue Bonds, weekly
  demand(^^)(@)                                                            14,465          1.100       11/01/29         14,464
New York City Transitional Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                1,510          1.100       11/01/22          1,510
New York City Transitional Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                6,200          1.100       11/15/22          6,200
New York City Transitional Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                4,160          1.050       11/15/22          4,160
New York City Transitional Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                4,600          1.060       11/01/22          4,600
New York City Transitional Finance Authority Revenue Bonds, weekly
  demand(^^)                                                                  300          0.900       11/01/22            300
New York City Trust for Cultural Resources Revenue Bonds, weekly
  demand(^^)(@)                                                             1,000          1.000       04/01/21          1,000
New York Local Government Assistance Corp. Revenue Bonds, weekly
  demand(^^)                                                                3,650          1.100       04/01/22          3,650
New York Mortgage Agency, monthly demand(^^)                                3,720          1.140       10/01/18          3,720
New York Mortgage Agency Revenue Bonds, weekly demand(^^)                   1,250          1.230       10/01/30          1,250
New York State Housing Finance Agency Revenue Bonds, weekly demand(^^)      2,000          1.300       11/01/33          2,000
New York State Urban Development Corp. Revenue Bonds,
  weekly demand (pre-refunded 1/1/2004)(!)                                 10,045          5.375       01/01/23         10,601
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly
  demand(^^)(@)                                                             2,705          1.100       01/01/31          2,705
                                                                                                                    ----------
                                                                                                                        67,260
                                                                                                                    ----------

NORTH CAROLINA - 2.2%
Guilford County North Carolina General Obligation Unlimited,
  weekly demand(^^)                                                         3,000          1.050       10/01/21          3,000
Mecklenburg County North Carolina General Obligation Unlimited,
  weekly demand(^^)                                                         2,000          1.050       02/01/23          2,000
North Carolina Medical Care Commission Revenue Bonds, weekly demand(^^)     3,600          1.050       10/01/32          3,600
North Carolina State General Obligation Unlimited, weekly demand(^^)        1,000          1.050       05/01/21          1,000
                                                                                                                    ----------
                                                                                                                         9,600
                                                                                                                    ----------

OHIO - 3.0%
Cuyahoga County Ohio Revenue Bonds, daily demand(^^)                        1,700          1.250       01/01/26          1,700
Cuyahoga County Ohio Revenue Bonds, weekly demand(^^)(@)                    1,500          1.200       01/15/29          1,500
Franklin County Ohio Revenue Bonds, weekly demand(^^)                       7,900          1.100       06/01/16          7,900
Ohio State General Obligation Unlimited, weekly demand(^^)                  2,000          1.100       08/01/21          2,000
                                                                                                                    ----------
                                                                                                                        13,100
                                                                                                                    ----------

OKLAHOMA - 0.2%
Tulsa Industrial Authority Revenue Bonds, weekly demand
  (pre-refunded 6/1/2003)(!)                                                1,050          7.000       06/01/06          1,071
                                                                                                                    ----------

PENNSYLVANIA - 0.4%
Pennsylvania Higher Education Assistance Agency Revenue Bonds,
  weekly demand(^^)(@)                                                      1,700          1.100       06/01/29          1,700
                                                                                                                    ----------

PUERTO RICO - 2.7%
Children's Trust Fund Revenue Bonds, weekly demand(^^)                      5,200          1.250       07/01/08          5,200
Puerto Rico Infrastructure Financing Authority/Puerto Rico Special
  Obligation Bonds, weekly demand(^^)                                       3,600          0.950       10/01/32          3,600
Puerto Rico Public Buildings Authority, weekly demand(^^)                   3,000          1.060       07/01/21          3,000
                                                                                                                    ----------
                                                                                                                        11,800
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
SOUTH CAROLINA - 0.7%
Rock Hill South Carolina Revenue Bonds, weekly demand(^^)(@)                1,320          1.100       01/01/23          1,320
South Carolina Jobs-Economic Development Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      1,640          1.100       02/15/28          1,640
                                                                                                                    ----------
                                                                                                                         2,960
                                                                                                                    ----------

TENNESSEE - 0.7%
Metropolitan Government Nashville & Davidson County
  Health & Educational Facility Board Revenue Bonds, weekly demand(^^)      3,200          1.150       01/01/30          3,200
                                                                                                                    ----------

TEXAS - 4.3%
Coppell Independent School District General Obligation Limited,
  weekly demand(^^)                                                         2,000          1.250       08/15/27          2,000
Dallas Texas Revenue Bonds(@)                                               1,000          5.000       04/01/03          1,003
Dallas-Fort Worth Regional Airport, daily demand(^^)(@)                     1,255          1.220       11/01/23          1,255
Harris County Texas General Obligation Unlimited, weekly demand(^^)         1,000          1.150       08/01/20          1,000
Houston Texas General Obligation Limited                                    2,000          4.000       03/01/03          2,000
Lower Neches Valley Authority Revenue Bonds, semi-annual demand(^^)         1,000          1.100       02/15/17          1,000
Red River Texas Revenue Bonds, weekly demand(^^)                            1,000          1.210       05/15/30          1,000
Round Rock Independent School District General Obligation Unlimited,
  weekly demand(^^)                                                         1,400          1.210       08/01/21          1,400
San Marcos Consolidated Independent School District General Obligation
  Unlimited                                                                 1,000          5.000       08/15/03          1,018
South Texas Higher Education Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      1,100          1.100       12/01/27          1,100
Texas A & M University Revenue Bonds, weekly demand(^^)(@)                  1,630          1.210       05/15/16          1,630
Texas State General Obligation Unlimited, weekly demand (^^)                4,360          1.100       12/01/16          4,360
                                                                                                                    ----------
                                                                                                                        18,766
                                                                                                                    ----------

UTAH - 2.7%
Intermountain Power Agency Revenue Bonds, semi-annual demand(^^)(@)         2,000          1.350       07/01/14          2,000
Morgan County Utah Revenue Bonds, weekly demand(^^)                         1,750          1.190       08/01/31          1,750
Utah Housing Corp. Revenue Bonds, weekly demand(^^)                         6,000          1.150       07/01/33          6,000
Utah State General Obligation Unlimited                                     2,300          5.000       07/01/03          2,332
                                                                                                                    ----------
                                                                                                                        12,082
                                                                                                                    ----------

VERMONT - 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
  weekly demand(^^)(@)                                                        400          1.100       12/01/25            400
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
  weekly demand(^^)(@)                                                      3,600          1.100       12/01/25          3,600
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
  weekly demand(^^)(@)                                                        800          1.100       12/01/25            800
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
  weekly demand(^^)(@)                                                        600          1.100       12/01/25            600
                                                                                                                    ----------
                                                                                                                         5,400
                                                                                                                    ----------

VIRGINIA - 2.0%
Big Stone Gap Redevelopment & Housing Authority Revenue Bonds               1,250          5.100       09/01/03          1,275
Hampton Redevelopment & Housing Authority Revenue Bonds,
  weekly demand(^^)                                                         1,500          1.100       06/15/26          1,500
Newport News Virginia General Obligation Unlimited                          1,730          4.250       03/01/03          1,730
Virginia Public School Authority Revenue Bonds                              1,300          5.000       01/01/04          1,340
Virginia State Transportation Board Revenue Bonds                           2,960          6.750       05/15/03          2,992
                                                                                                                    ----------
                                                                                                                         8,837
                                                                                                                    ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT                        DATE          VALUE
                                                                          (000)          RATE            OF           (000)
                                                                            $              %          MATURITY^         $
                                                                       ----------     ----------     ----------     ----------
WASHINGTON - 1.0%
Port Kalama Public Corp. Revenue Bonds, weekly demand(^^)                     195          1.950       01/01/04            195
Washington Health Care Facilities Authority Revenue Bonds,
  weekly demand(^^)                                                         4,385          1.100       08/01/26          4,385
                                                                                                                    ----------
                                                                                                                         4,580
                                                                                                                    ----------

WEST VIRGINIA - 0.8%
West Virginia State Hospital Finance Authority Revenue Bonds,
  weekly demand(^^)(@)                                                        600          1.100       12/01/25            600
West Virginia State Hospital Finance Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      3,000          1.100       12/01/25          3,000
                                                                                                                    ----------
                                                                                                                         3,600
                                                                                                                    ----------

WISCONSIN - 1.5%
Milwaukee County Wisconsin General Obligation Unlimited                     3,250          5.000       08/01/03          3,304
University Hospitals & Clinics Authority Revenue Bonds,
  weekly demand(^^)(@)                                                      3,100          1.100       04/01/26          3,100
                                                                                                                    ----------
                                                                                                                         6,404
                                                                                                                    ----------

WYOMING - 0.1%
Wyoming Building Corp. Revenue Bonds, weekly demand(^^)(@)                    300          1.200       10/01/18            300
                                                                                                                    ----------

MULTI STATE AND OTHER - 0.0%
Puttable Floating Option Tax-Exempt Receipts                                   80          1.280       01/01/33             80
                                                                                                                    ----------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS
(cost $436,956)                                                                                                        436,956
                                                                                                                    ----------

TOTAL INVESTMENTS - 99.4%
(amortized cost $436,956)(+)                                                                                           436,956

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                                                 2,440
                                                                                                                    ----------

NET ASSETS - 100.0%                                                                                                    439,396
                                                                                                                    ==========

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

QUALITY RATINGS AS A % OF VALUE (Unaudited)

VMIG1, SP-1+ or equivalent                            100%

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)

General Obligation                                     21%
Healthcare Revenue                                     20
Housing Revenue                                        15
Transportation                                         11
Education Revenue                                      10
Industrial Revenue/Pollution Control Revenue            8
Prerefunded Revenue                                     4
Utility Revenue                                         4
Electricity & Power Revenue                             3
Student Loan Revenue                                    2
Other                                                   2
                                                     ----

                                                      100%
                                                     ====

See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                           $    436,956
Cash                                                                                                     1,512
Interest receivable                                                                                      1,198
Prepaid expenses                                                                                            15
                                                                                                  ------------

      Total assets                                                                                     439,681

LIABILITIES
Payables:
   Dividends                                                                      $        181
   Accrued fees to affiliates                                                              103
   Other accrued expenses                                                                    1
                                                                                  ------------

      Total liabilities                                                                                    285
                                                                                                  ------------

NET ASSETS                                                                                        $    439,396
                                                                                                  ============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                              $        276
Shares of beneficial interest                                                                              439
Additional paid-in capital                                                                             438,681
                                                                                                  ------------

NET ASSETS                                                                                        $    439,396
                                                                                                  ============

NET ASSET VALUE, offering and redemption price per share:
   ($439,395,518 divided by 439,124,638 shares of $.001 par value
      shares of beneficial interest outstanding)                                                  $       1.00
                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                       $      3,296

EXPENSES
   Advisory fees                                                                  $        579
   Administrative fees                                                                      85
   Custodian fees                                                                           56
   Distribution fees                                                                       205
   Transfer agent fees                                                                      12
   Professional fees                                                                         5
   Registration fees                                                                         1
   Shareholder servicing fees                                                              210
   Trustees' fees                                                                            5
   Miscellaneous                                                                             7
                                                                                  ------------

   Expenses before reductions                                                            1,165
   Expense reductions                                                                       (2)
                                                                                  ------------

      Expenses, net                                                                                      1,163
                                                                                                  ------------

Net investment income                                                                                    2,133
                                                                                                  ------------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                    107
                                                                                                  ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                             $      2,240
                                                                                                  ============

See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED        FOR THE FISCAL
                                                                               FEBRUARY 28, 2003        YEAR ENDED
                                                                                  (UNAUDITED)        AUGUST 31, 2002
                                                                               -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income                                                        $         2,133      $         6,747
   Net realized gain (loss)                                                                 107                  143
                                                                                ---------------      ---------------

      Net increase (decrease) in net assets from operations                               2,240                6,890
                                                                                ---------------      ---------------

DISTRIBUTIONS
   From net investment income                                                            (2,133)              (6,747)
                                                                                ---------------      ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                       (133,071)             111,094
                                                                                ---------------      ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            (132,964)             111,237

NET ASSETS
   Beginning of period                                                                  572,360              461,123
                                                                                ---------------      ---------------

   End of period                                                                $       439,396      $       572,360
                                                                                ===============      ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                    FISCAL YEARS ENDED AUGUST 31,
                                                               --------------------------------------------------------------------
                                                     2003*         2002          2001          2000          1999          1998
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCOME FROM OPERATIONS
   Net investment income                                .0046         .0119         .0305         .0331         .0267         .0304
                                                 ------------  ------------  ------------  ------------  ------------  ------------

DISTRIBUTIONS
   From net investment income                          (.0046)       (.0119)       (.0305)       (.0331)       (.0267)       (.0304)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD                   $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000  $     1.0000
                                                 ============  ============  ============  ============  ============  ============

TOTAL RETURN (%)(a)                                       .45          1.20          3.10          3.37          2.71          3.08

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)           439,396       572,360       461,123       272,205       262,393       260,084

   Ratios to average net assets (%)(b):
      Operating expenses, net                             .49           .48           .52           .57           .56           .56
      Operating expenses, gross                           .49           .48           .53           .58           .56           .56
      Net investment income                               .90          1.17          2.97          3.31          2.67          3.04

*   For the six months ended February 28, 2003 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUNDS

NOTES TO STATEMENT OF NET ASSETS
FEBRUARY 28, 2003 (UNAUDITED)

FOOTNOTES:

(^^) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(@)  Bond is insured by a guarantor.
(!) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(^) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(++) At net asset value.
(+)  The identified cost for Federal income tax purposes is the same as shown.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
VMIG1 - The highest short-term municipal note credit rating given by Moody's
        Investors Services to notes with a demand feature which are of the best quality.
SP-1+ - The highest short-term municipal note credit rating given by Standard
        & Poor's Corporation to notes with a very strong or strong capacity to pay principal and interest.

SSgA
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios, referred to as "the Funds", which are in operation as of February 28, 2003. These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: The investments of the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all the funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. SSgA Funds Management, Inc. (The Adviser) will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FEBRUARY 28, 2003 (UNAUDITED)

3. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of their average daily net assets.

   The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $738,231.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

   In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                                 AMOUNT PAID
------------------------------------------------------------
   Money Market                                  $       709
   US Government Money Market                              8
   Tax Free Money Market                               1,826

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003, the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Funds reimburse the Administrator for out of pocket expenses.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

FEBRUARY 28, 2003 (UNAUDITED)

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                                      FIDUCIARY
                                                                                      INVESTORS
                                                   STATE STREET   GLOBAL MARKETS      SERVICES         CITISTREET
-----------------------------------------------------------------------------------------------------------------
   Money Market                                    $  1,390,334   $     420,058     $   447,714       $   196,873
   US Government Money Market                           219,746              --         415,565                --
   Tax Free Money Market                                 59,111              --         153,715                --

   The Funds did not incur any expenses from High Net Worth Services during the period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   INSURANCE: The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Money Market Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                             MONEY         US GOVERNMENT      TAX FREE
                                             MARKET        MONEY MARKET     MONEY MARKET
----------------------------------------------------------------------------------------
   Advisory fees                          $  1,954,456     $    315,320     $     79,375
   Administration fees                         227,857           32,156           13,476
   Custodian fees                              162,156           34,548            7,497
   Distribution fees                           229,892           19,771              448
   Shareholder servicing fees                  223,293          144,224              934
   Transfer agent fees                          14,070              263              577
   Trustees' fees                               18,068            6,566              665
                                          ------------     ------------     ------------
                                          $  2,829,792     $    552,848     $    102,972
                                          ============     ============     ============

FEBRUARY 28, 2003 (UNAUDITED)

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                 %             %       %
--------------------------------------------------------------------------
   Money Market                                   --           --      --
   US Government Money Market                   35.0*          --      --
   Tax Free Money Market                        33.1         27.5*   19.4*

*  Affiliate of the Investment Company

4. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                                           FOR THE PERIODS ENDED
                                                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
                                                                   FEBRUARY 28, 2003     AUGUST 31, 2002
                                                                   -----------------     ---------------
   MONEY MARKET
   Proceeds from shares sold                                        $    78,274,197      $   163,541,274
   Proceeds from reinvestment of distributions                               64,519              211,859
   Payments for shares redeemed                                         (78,503,484)        (163,820,153)
                                                                    ---------------      ---------------

   Total net increase (decrease)                                    $      (164,768)     $       (67,020)
                                                                    ===============      ===============

   US GOVERNMENT MONEY MARKET
   Proceeds from shares sold                                        $     7,679,637      $    14,139,826
   Proceeds from reinvestment of distributions                                7,398               20,955
   Payments for shares redeemed                                          (8,217,343)         (14,206,655)
                                                                    ---------------      ---------------

   Total net increase (decrease)                                    $      (530,308)     $       (45,874)
                                                                    ===============      ===============

   TAX FREE MONEY MARKET
   Proceeds from shares sold                                        $     1,400,339      $     3,719,309
   Proceeds from reinvestment of distributions                                1,027                3,580
   Payments for shares redeemed                                          (1,534,437)          (3,611,795)
                                                                    ---------------      ---------------

   Total net increase (decrease)                                    $      (133,071)     $       111,094
                                                                    ===============      ===============

5. INTERFUND LENDING PROGRAM
   The Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Interest Income on the Statement of Operations for the Money Market Fund includes $133 received under the Interfund Lending Program for the period ended February 28, 2003.

SSgA
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                         NO. OF
                          POSITION(S) HELD                                                            PORTFOLIOS IN
       NAME,               WITH FUND AND            TERM                PRINCIPAL OCCUPATION(S)          COMPLEX        OTHER
     ADDRESS,                LENGTH OF               OF                      DURING THE                OVERSEEN BY   DIRECTORSHIPS
       AGE                  TIME SERVED            OFFICE                   PAST 5 YEARS                 TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson        - Trustee since 1988  Appointed        - Vice Chairman, Frank Russell              25       Trustee,
909 A Street            - Interested Person   until successor    Company;                                           Frank Russell
Tacoma, WA 98402          of the SSgA Funds   is duly elected  - Chairman of the Board, Frank Russell               Investment
                          (as defined in the  and qualified      Investment Management Company,                     Company Funds
Age 63                    1940 Act) due to                       Frank Russell Investment Company and               and Russell
                          his employment                         Russell Investment Funds;                          Insurance Funds
                          by the parent                        - Chairman of the Board and                          (investment
                          company of the                         Chief Executive Officer,                           companies)
                          Administrator                          Russell Fund Distributors, Inc. and
                        - Chairman of the     Until successor    Frank Russell Trust Company; and
                          Board and           is chosen and    - Director, Russell Insurance Agency,
                          President           qualified by       Inc., Frank Russell Investments
                        - Member,             the Trustees.      (Ireland) Limited, Frank Russell
                          Governance                             Investment Company plc; Frank Russell
                          Committee                              Investment Company II plc, Frank
                        - Member, Valuation                      Russell Investment Company III plc,
                          Committee                              Frank Russell Institutional Funds
                                                                 plc, Frank Russell Qualifying
                                                                 Investor Fund, and Frank Russell
                                                                 Investments (Cayman) Ltd.

Timothy B. Harbert      - Trustee since 2003  Appointed        - 2001 to Present, Chairman and Chief       25       Listed under
Two International Place - Interested Person   until successor    Executive Officer, State Street                    Principal
Boston, MA 02110          of the SSgA Funds   is duly elected    Global Advisors;                                   Occupations
                          (as defined in the  and qualified    - 1992 to 2001, President and
Age 52                    1940 Act) due to                       Chief Operating Officer,
                          his employment                         State Street Global Advisors;
                          by an affiliate of                   - 1996 to Present, Executive Vice
                          the Advisor                            President, State Street Bank
                        - Member,                                & Trust Company;
                          Governance                           - Director, Citistreet, LLC;
                          Committee                              State Street Bank, Paris; State
                        - Member, Valuation                      Street Global Advisors, Ltd.,
                          Committee                              London; State Street Global
                                                                 Advisors, GmbH, Munich;
                                                                 State Street Global Advisors
                                                                 Canada, Ltd.; State Street Global
                                                                 Advisors, Australia, Ltd.; State,
                                                                 Street Global Advisors, Japan, Ltd.;
                                                                 State Street Global Markets, LLC;
                                                                 Bentley College;
                                                               - Chairman of the Board, StreetTracks,
                                                                 LLC; State Street Global Advisors
                                                                 Fund Management, LLC; State
                                                                 Street Global Advisors, Inc.
                                                                 (Delaware); Bel Air Investment
                                                                 Advisors, LLC; and
                                                               - President and Director, State Street
                                                                 Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                         NO. OF
                          POSITION(S) HELD                                                            PORTFOLIOS IN
        NAME,               WITH FUND AND         TERM                 PRINCIPAL OCCUPATION(S)           COMPLEX         OTHER
       ADDRESS,               LENGTH OF            OF                      DURING THE                  OVERSEEN BY   DIRECTORSHIPS
         AGE                 TIME SERVED         OFFICE                   PAST 5 YEARS                   TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William L. Marshall     - Trustee since 1988  Appointed        - Chief Executive Officer and               25       None
33 West Court Street    - Chairman,           until successor    President, Wm. L. Marshall
Doylestown, PA 18901      Audit Committee     is duly elected    Associates, Inc., Wm. L. Marshall
                        - Member,             and qualified      Companies, Inc. and the Marshall
Age 60                    Governance                             Financial Group, Inc.
                          Committee                              (a registered investment advisor and
                        - Member, Valuation                      provider of financial and
                          Committee                              related consulting services);
                                                               - Certified Financial Planner and
                                                                 Member, Financial Planners
                                                                 Association; and
                                                               - Registered Representative and
                                                                 Principal for Securities with
                                                                 Cambridge Investment Research, Inc.,
                                                                 Fairfield, Iowa.

Steven J. Mastrovich    - Trustee since 1988  Appointed        - September 2000 to Present,                25       None
623 Clapboard Street    - Member,             until successor    Global Head of Structured Real
Westwood, MA 02090        Audit Committee     is duly elected    Estate, J.P. Morgan Investment
                        - Member,             and qualified      Management (private real estate
Age 46                    Governance                             investment for clients primarily
                          Committee                              outside of the US to locate private
                        - Member, Valuation                      real estate investments in the US);
                          Committee                            - January 2000 to September 2000,
                                                                 Managing Director, HSBC Securities
                                                                 (USA) Inc.;
                                                               - From 1998 to 2000, President,
                                                                 Key Global Capital, Inc.;
                                                               - From 1997 to 1998, Partner, Squire,
                                                                 Sanders & Dempsey (law firm); and
                                                               - From 1994 to 1997, Partner, Brown,
                                                                 Rudnick, Freed & Gesmer (law firm).

Patrick J. Riley        - Trustee since 1988  Appointed        - 2003 to Present,                          25       Director -
One Corporate Place     - Member,             until successor    Associate Justice, Commonwealth of                 SSgA Cash
55 Ferncroft Road         Audit Committee     is duly elected    Massachusetts Superior Court; and                  Management
Danvers, MA 01923       - Member,             and qualified    - Partner, Riley, Burke & Donahue,                   Fund PLC,
                          Governance                             L.L.P. (law firm).                                 State Street
Age 54                    Committee                                                                                 Global Advisors
                        - Member, Valuation                                                                         Ireland, Ltd.
                          Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                          NO. OF
                          POSITION(S) HELD                                                            PORTFOLIOS IN
        NAME,               WITH FUND AND         TERM                PRINCIPAL OCCUPATION(S)            COMPLEX         OTHER
       ADDRESS,               LENGTH OF            OF                      DURING THE                  OVERSEEN BY   DIRECTORSHIPS
         AGE                 TIME SERVED         OFFICE                   PAST 5 YEARS                   TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk        - Trustee since 1988  Appointed        - March 2001 to April 2002,                 25       None
1180 Brookgate Way, NE  - Member,             until successor    Chairman, Cerulean Companies, Inc.
Atlanta, GA 30319-2877    Audit Committee     is duly elected    (holding company) (Retired);
                        - Member,             and qualified    - 1996 to March 2001,
Age 57                    Governance                             President and Chief Executive
                          Committee                              Officer, Cerulean Companies, Inc.;
                        - Member, Valuation                    - 1992 to March 2001,
                          Committee                              President and Chief Executive
                                                                 Officer, Blue Cross/Blue
                                                                 Shield of Georgia;
                                                               - 1993 to November 2001,
                                                                 Chairman and Board Member,
                                                                 Georgia Caring for Children
                                                                 Foundation (private foundation);
                                                               - November 1998 to Present,
                                                                 Board Member, Healthcare Georgia
                                                                 Foundation (private foundation); and
                                                               - September 2002 to Present,
                                                                 Board Member, Amerigroup Corp.

Bruce D. Taber          - Trustee since 1991  Appointed        - Consultant, Computer Simulation,          25       Director -
26 Round Top Road       - Member,             until successor    General Electric Industrial                        SSgA Cash
Boxford, MA 01921         Audit Committee     is duly elected    Control Systems.                                   Management
                        - Member,             and qualified                                                         Fund PLC,
Age 59                    Governance                                                                                State Street
                          Committee                                                                                 Global Advisors
                        - Member, Valuation                                                                         Ireland, Ltd.
                          Committee

Henry W. Todd           - Trustee since 1988  Appointed        - Chairman, President and CEO,              25       Director -
150 Domorah Drive       - Member,             until successor    A.M. Todd Group, Inc.; and                         SSgA Cash
Montgomeryville, PA       Audit Committee     is duly elected  - President and CEO,                                 Management
18936                   - Member,             and qualified      Zink & Triest Co., Inc.                            Fund PLC,
                          Governance                             (dealer in vanilla flavor materials).              State Street
Age 55                    Committee                                                                                 Global Advisors
                        - Member, Valuation                                                                         Ireland, Ltd.
                          Committee

FEBRUARY 28, 2003 (UNAUDITED)

                         POSITION(S) HELD
        NAME,              WITH FUND AND          TERM                             PRINCIPAL OCCUPATION(S)
       ADDRESS,              LENGTH OF             OF                                   DURING THE
         AGE               TIME SERVED           OFFICE                                PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites      -  Principal          Until            -  2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place    Executive          successor           President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110           Officer and        is chosen and       Advisor Strategies;
                           Chief Executive    qualified by     -  1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                     Officer since      Trustees            Offshore Funds and SSgA Latin America; and
                           2003                                -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold       -  Vice President     Until            -  Director - Global Regulatory Policy and Assistant Secretary,
909 A Street               and Secretary      successor           Frank Russell Company;
Tacoma, WA 98402           since 1994         is chosen and    -  Assistant Secretary and Associate General Counsel, Frank Russell
                                              qualified by        Investment Management Company, Frank Russell Capital Inc., and
Age 45                                        Trustees            Frank Russell Investments (Delaware), Inc.;
                                                               -  Assistant Secretary and Associate General Counsel,
                                                                  Russell Fund Distributors, Inc.
                                                               -  Director, Secretary and Associate General Counsel,
                                                                  Frank Russell Securities, Inc.; and
                                                               -  Secretary, Frank Russell Canada Limited/Limitee.

James Ross              -  Vice President     Until            -  2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place    since 2002         successor        -  2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                              is chosen and    -  1992 to 2000, Vice President, State Street Corporation; and
                                              qualified by     -  2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                        Trustees

Mark E. Swanson         -  Treasurer and      Until            -  Director - Investment Operations, Frank Russell Investment
909 A Street               Principal          successor           Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402           Accounting         is chosen and    -  Treasurer and Chief Accounting Officer, Frank Russell Investment
                           Officer since      qualified by        Company and Russell Investment Funds.
Age 39                     2000               Trustees

SSgA FUNDS
MONEY MARKET FUNDS

One International Place, 27th FLoor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[SSgA(R) FUNDS LOGO]

INSTITUTIONAL
MONEY MARKET FUNDS

US TREASURY MONEY MARKET FUND

PRIME MONEY MARKET FUND

SEMIANNUAL REPORT
FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                        INSTITUTIONAL MONEY MARKET FUNDS

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003

                                TABLE OF CONTENTS

                                                                         PAGE
   US Treasury Money Market Fund                                           3

   Prime Money Market Fund                                                 8

   Notes to Statement of Net Assets                                       17

   Notes to Financial Statements                                          18

   Disclosure of Information about Fund Trustees and Officers             22

   Fund Management and Service Providers                                  26

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
UNITED STATES TREASURY - 51.0%
United States Treasury Bills                                                   25,000       1.390        03/06/03           24,995
United States Treasury Bills                                                   25,000       1.645        03/06/03           24,994
United States Treasury Bills                                                   50,000       1.395        03/13/03           49,977
United States Treasury Bills                                                   25,000       1.390        03/20/03           24,982
United States Treasury Bills                                                   25,000       1.395        03/20/03           24,982
United States Treasury Bills                                                   50,000       1.500        04/10/03           49,917
United States Treasury Bills                                                   50,000       1.390        05/08/03           49,869
United States Treasury Bills                                                   50,000       1.220        05/15/03           49,873
United States Treasury Bills                                                   25,000       1.225        05/15/03           24,936
United States Treasury Bills                                                   50,000       1.255        07/10/03           49,775
                                                                                                                      ------------

TOTAL UNITED STATES TREASURY (amortized cost $374,300)                                                                     374,300
                                                                                                                      ------------

TOTAL INVESTMENTS - 51.0% (amortized cost $374,300)                                                                        374,300
                                                                                                                      ------------
REPURCHASE AGREEMENTS - 49.1%
Agreement with ABN AMRO Bank and Bank of New York (Tri-Party) of $160,000
  acquired on February 28, 2003 at 1.330% to be repurchased at $160,017 on March 3, 2003, collateralized by:
  $146,908 United States Treasury Obligations, valued at $163,201                                                          160,000
Agreement with Bank of America and Bank of New York (Tri-Party) of $40,000
  acquired on February 28, 2003 at 1.330% to be repurchased at $40,004 on March 3, 2003, collateralized by:
  $40,839 United States Treasury Obligations, valued at $40,801                                                             40,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $30,000
  acquired on February 28, 2003 at 1.330% to be repurchased at $30,003 on March 3, 2003, collateralized by:
  $21,536 United States Treasury Obligations, valued at $30,600                                                             30,000
Agreement with Deutsche Bank and Bank of New York (Tri-Party) of $30,000
  acquired on February 28, 2003 at 1.330% to be repurchased at $30,003 on March 3, 2003, collateralized by:
  $29,804 United States Treasury Obligations, valued at $30,600                                                             30,000
Agreement with JP Morgan and JP Morgan Chase & Co. (Tri-Party) of $30,000
  acquired on February 28, 2003 at 1.320% to be repurchased at $30,003 on March 3, 2003, collateralized by:
  $30,770 United States Treasury Obligations, valued at $30,605                                                             30,000
Agreement with Lehman Brothers and JP Morgan Chase & Co. (Tri-Party) of $10,414
  acquired on February 28, 2003 at 1.300% to be repurchased at $10,415 on March 3, 2003, collateralized by:
  $10,285 United States Treasury Obligations, valued at $10,622                                                             10,414
Agreement with Salomon Smith Barney and Bank of New York (Tri-Party) of $30,000
  acquired on February 28, 2003 at 1.310% to be repurchased at $30,003 on March 3, 2003, collateralized by:
  $27,985 United States Treasury Obligations, valued at $30,814                                                             30,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $30,000
  acquired on February 28, 2003 at 1.330% to be repurchased at $30,003 on March 3, 2003, collateralized by:
  $30,780 United States Treasury Obligations, valued at $30,601                                                             30,000
                                                                                                                      ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $360,414)                                                                     360,414
                                                                                                                      ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.1% (cost 734,714)(+)                                                     734,714

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                                                    (825)
                                                                                                                      ------------

NET ASSETS - 100.0%                                                                                                        733,889
                                                                                                                      ============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                                     $   374,300
Repurchase agreements (identified cost $360,414)                                                                360,414
Interest receivable                                                                                                  14
Prepaid expenses                                                                                                      4
                                                                                                            -----------

    Total assets                                                                                                734,732

LIABILITIES
Payables:
  Dividends                                                                                  $       683
  Accrued fees to affiliates                                                                         137
  Other accrued expenses                                                                              23
                                                                                             -----------

    Total liabilities                                                                                               843
                                                                                                            -----------

NET ASSETS                                                                                                  $   733,889
                                                                                                            ===========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                                        $        (8)
Shares of beneficial interest                                                                                       734
Additional paid-in capital                                                                                      733,163
                                                                                                            -----------

NET ASSETS                                                                                                  $   733,889
                                                                                                            ===========
NET ASSET VALUE, offering and redemption price per share:
  ($733,888,798 divided by 733,907,913 shares of $.001 par value
    shares of beneficial interest outstanding)                                                              $      1.00
                                                                                                            ===========

See accompanying notes which are an integral part of the financial statements.

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                              $          8,702

EXPENSES
  Advisory fees                                                     $          1,432
  Administrative fees                                                            159
  Custodian fees                                                                  90
  Distribution fees                                                              108
  Transfer agent fees                                                             28
  Professional fees                                                               17
  Registration fees                                                               16
  Shareholder servicing fees                                                     130
  Trustees' fees                                                                  12
  Miscellaneous                                                                   27
                                                                    ----------------

  Expenses before reductions                                                   2,019
  Expense reductions                                                            (865)
                                                                    ----------------
    Expenses, net                                                                                  1,154
                                                                                        ----------------

Net investment income                                                                              7,548
                                                                                        ----------------

NET REALIZED GAIN (LOSS)
  Net realized gain (loss) on investments                                                             (9)
                                                                                        ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $          7,539
                                                                                        ================

  See accompanying notes which are an integral part of the financial statements.

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                      FOR THE SIX
                                                                      MONTHS ENDED       FOR THE FISCAL
                                                                   FEBRUARY 28, 2003       YEAR ENDED
                                                                       (UNAUDITED)      AUGUST 31, 2002
                                                                   -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                            $           7,548    $         23,610
  Net realized gain (loss)                                                        (9)                 (5)
                                                                   -----------------    ----------------

    Net increase (decrease) in net assets from operations                      7,539              23,605
                                                                   -----------------    ----------------

DISTRIBUTIONS
  From net investment income                                                  (7,548)            (23,610)
                                                                   -----------------    ----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions             (531,572)           (579,589)
                                                                   -----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 (531,581)           (579,594)

NET ASSETS
  Beginning of period                                                      1,265,470           1,845,064
                                                                   -----------------    ----------------

  End of period                                                    $         733,889    $      1,265,470
                                                                   =================    ================

See accompanying notes which are an integral part of the financial statements.

SSgA
US TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                              FISCAL YEARS ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                2003*         2002          2001          2000          1999          1998
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                             ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
  Net investment income                           .0065         .0181         .0508         .0551         .0473         .0540
                                             ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                     (.0065)       (.0181)       (.0508)       (.0551)       (.0473)       (.0540)
                                             ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD               $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                             ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(a)                                 .65          1.83          5.20          5.65          4.84          5.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)      733,889     1,265,470     1,845,064     1,093,913     1,115,614     1,000,367

  Ratios to average net assets (%)(b):
    Operating expenses, net (c)                     .20           .20           .20           .20           .20           .20
    Operating expenses, gross (c)                   .35           .36           .37           .38           .39           .39
    Net investment income                          1.31          1.85          5.09          5.51          4.73          5.40

*    For the six months ended February 28, 2003 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 3 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
CORPORATE BONDS & NOTES - 8.0%
Bank One NA                                                                   100,000       1.690        03/10/03           99,999
Bank One NA                                                                    25,000       2.010        03/25/03           25,000
Bank One NA(^^)                                                                25,000       1.256        06/25/03           24,997
Citigroup, Inc.(^^)                                                            40,000       1.420        05/30/03           40,009
Citigroup, Inc.                                                                30,000       1.460        07/17/03           30,015
General Electric Co.(^^)                                                       25,000       1.338        03/24/03           25,000
General Electric Co.(^^)                                                       40,000       1.370        03/09/04           40,000
General Electric Co.(^^)                                                       40,000       1.370        03/17/04           40,000
Household Finance Corp.(^^)                                                    25,000       1.770        06/10/03           25,000
Household Finance Corp.(^^)                                                    25,000       1.761        06/11/03           25,000
National City Bank Kentucky(^^)                                                50,000       1.360        12/15/03           49,996
Toyota Motor Credit(^^)                                                        25,000       1.280        05/19/03           25,000
Toyota Motor Credit(^^)                                                        50,000       1.345        12/19/03           49,998
U.S. Bancorp(^^)                                                               25,000       1.258        04/30/03           24,998
U.S. Bancorp(^^)                                                               30,000       1.260        05/02/03           29,998
U.S. Bancorp(^^)                                                               25,000       1.263        05/29/03           24,998
Wells Fargo & Co.(^^)                                                          50,000       1.358        09/22/03           50,020
Wells Fargo Bank NA(^^)                                                        50,000       1.280        03/14/03           50,000
                                                                                                                      ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $680,028)                                                                  680,028
                                                                                                                      ------------

MORTGAGE BACK SECURITIES - 0.3%
Holmes Financing PLC(^^)                                                       25,000       1.340        10/15/03           25,000
                                                                                                                      ------------

TOTAL MORTGAGE BACK SECURITIES (amortized cost $25,000)                                                                     25,000
                                                                                                                      ------------

DOMESTIC CERTIFICATES OF DEPOSIT - 7.4%
Bank of New York Co., Inc.                                                     25,000       1.260        07/24/03           25,000
Bank of New York Co., Inc.(^^)                                                 40,000       1.280        10/06/03           39,995
Branch Banking & Trust Co.(^^)                                                 25,000       1.285        02/10/04           24,996
Fifth Third Bank                                                              135,000       1.255        06/20/03          134,998
Southtrust Bank NA                                                             50,000       1.290        07/17/03           49,998
SunTrust Bank                                                                  50,000       1.330        04/03/03           50,000
U.S. Bank NA                                                                   50,000       2.000        03/19/03           50,000
U.S. Bank NA                                                                   50,000       1.290        04/10/03           50,000
Wachovia Bank NA(^^)                                                           50,000       1.660        03/31/03           50,012
Wells Fargo & Co.(^^)                                                          30,000       1.470        03/31/03           30,003
Wells Fargo Bank NA                                                            50,000       1.260        04/07/03           49,999
Wells Fargo Bank NA                                                            75,000       1.260        05/27/03           75,000
                                                                                                                      ------------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost $630,001)                                                           630,001
                                                                                                                      ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 17.1%
ABN-AMRO Bank N.V                                                              50,000       1.300        11/03/03           50,003
Alliance & Leicester PLC                                                       49,000       1.270        05/27/03           49,001
Australia and NZ Banking Group, Ltd.                                           40,000       1.720        03/25/03           40,000
Australia and NZ Banking Group, Ltd.                                           25,000       2.005        04/30/03           25,000

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
Bank of Nova Scotia                                                            50,000       1.340        03/05/03           50,000
Bank of Nova Scotia                                                            50,000       1.300        05/02/03           50,000
Barclays Bank PLC                                                              50,000       1.340        04/07/03           50,000
BNP Paribas SA                                                                 75,000       1.340        03/05/03           75,000
Deutsche Bank AG                                                              100,000       1.320        07/09/03          100,000
HBOS Treasury Services                                                         70,000       1.270        05/27/03           70,000
HBOS Treasury Services                                                         50,000       1.350        06/16/03           50,000
HBOS Treasury Services                                                         75,000       1.310        07/17/03           75,000
Landesbank Baden Wuerttemberg                                                  75,000       1.320        07/09/03           75,000
Landesbank Hessen-Thuringen                                                   100,000       1.730        04/17/03           99,999
Lloyds TSB Bank PLC                                                            50,000       2.023        03/21/03           50,000
Lloyds TSB Bank PLC                                                            60,000       1.700        05/19/03           60,000
Lloyds TSB Bank PLC                                                            50,000       1.350        07/16/03           50,000
National Australia Bank                                                        50,000       1.340        04/07/03           50,000
Norddeutsche Landesbank Girozentrale                                           50,000       2.010        04/30/03           50,000
Societe Generale                                                               35,000       1.320        07/09/03           35,002
Societe Generale                                                               50,000       1.320        07/14/03           50,000
Societe Generale                                                               30,000       1.490        11/12/03           30,000
Svenska Handelsbanken                                                          50,000       1.730        04/17/03           49,999
Svenska Handelsbanken                                                          50,000       1.295        07/17/03           50,001
Unicredito Italiano Spa                                                        75,000       1.360        03/06/03           75,000
Westdeutsche Landesbank Girozentrale                                           50,000       1.750        04/17/03           50,000
                                                                                                                      ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost $1,459,005)                                                     1,459,005
                                                                                                                      ------------

DOMESTIC TIME DEPOSIT - 0.6%
Southtrust Bank NA                                                             50,000       1.300        04/08/03           50,000
                                                                                                                      ------------

TOTAL DOMESTIC TIME DEPOSIT (amortized cost $50,000)                                                                        50,000
                                                                                                                      ------------

FOREIGN TIME DEPOSIT - 0.3%
Australia and NZ Banking Group, Ltd.                                           25,000       1.280        05/27/03           25,000
                                                                                                                      ------------

TOTAL FOREIGN TIME DEPOSIT (amortized cost $25,000)                                                                         25,000
                                                                                                                      ------------
DOMESTIC COMMERCIAL PAPER - 31.6%
Amstel Funding Corp.                                                           25,000       1.350        03/13/03           24,989
Amstel Funding Corp.                                                           50,000       1.290        04/25/03           49,901
Amstel Funding Corp.                                                           25,000       1.290        06/18/03           24,902
Amstel Funding Corp.                                                           75,000       1.320        07/21/03           74,610
Amsterdam Funding Corp.                                                        50,000       1.260        03/04/03           49,995
Amsterdam Funding Corp.                                                        70,000       1.270        04/03/03           69,919
Aspen Funding Corp.                                                           100,000       1.270        04/09/03           99,862
Asset Securitization Coop. Corp.(^^)                                           40,000       1.300        05/16/03           40,000
Atlantis One Funding Corp.                                                     25,000       1.340        03/18/03           24,984
Atlantis One Funding Corp.                                                     25,000       1.350        06/06/03           24,909
Atlantis One Funding Corp.                                                     50,000       1.390        06/06/03           49,813
Atlantis One Funding Corp.                                                     25,000       1.260        08/13/03           24,856

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
BankAmerica Corp.                                                             100,000       1.260        03/18/03           99,941
Barton Capital Corp.                                                           35,102       1.270        04/07/03           35,056
Charta Corp.                                                                   50,000       1.300        03/03/03           49,996
Charta Corp.                                                                   45,000       1.300        03/04/03           44,995
CXC, Inc.                                                                     100,000       1.280        04/17/03           99,833
Delaware Funding Corp.                                                         50,000       1.270        03/24/03           49,959
Edison Asset Securitization LLC                                                22,000       1.700        03/25/03           21,975
Edison Asset Securitization LLC                                                20,000       1.330        05/09/03           19,949
Edison Asset Securitization LLC                                                50,000       1.260        08/08/03           49,720
Fairway Finance Corp.                                                          20,000       1.300        03/13/03           19,991
Fairway Finance Corp.(^^)                                                      75,000       1.290        05/20/03           75,000
Fairway Finance Corp.                                                          31,301       1.340        05/15/03           31,214
Forrestal Funding Master Trust                                                 40,000       1.270        03/25/03           39,966
Galaxy Funding                                                                 42,000       1.270        04/17/03           41,930
Galaxy Funding                                                                 65,000       1.270        04/21/03           64,883
Galaxy Funding                                                                 35,000       1.260        04/24/03           34,934
Galaxy Funding                                                                 50,000       1.270        05/27/03           49,847
GE Capital International Funding, Inc.                                         50,000       1.330        03/24/03           49,958
GE Capital International Funding, Inc.                                         30,000       1.270        05/02/03           29,934
GE Capital International Funding, Inc.                                         25,000       1.300        05/06/03           24,940
GE Capital International Funding, Inc.                                         25,000       1.370        05/21/03           24,923
Grampian Funding, Ltd.                                                         58,000       1.340        03/20/03           57,959
Grampian Funding, Ltd.                                                         40,000       1.350        04/22/03           39,922
Kitty Hawk Funding Corp.                                                       25,000       1.750        03/20/03           24,977
Liberty Street Funding Co.                                                     44,000       1.300        03/14/03           43,979
Liberty Street Funding Co.                                                     25,090       1.350        03/14/03           25,078
Liberty Street Funding Co.                                                     25,000       1.350        03/17/03           24,985
Liberty Street Funding Co.                                                     36,340       1.270        04/21/03           36,275
Liberty Street Funding Co.                                                     25,055       1.270        04/24/03           25,007
Merck & Co.                                                                    75,000       1.250        03/27/03           74,932
National City Credit Corp.                                                     60,000       1.270        04/15/03           59,905
Newport Funding Corp.                                                          90,000       1.270        03/14/03           89,959
Newport Funding Corp.                                                          65,000       1.300        04/10/03           64,906
Nieuw Amsterdam Funding Corp.                                                  50,000       1.310        04/21/03           49,907
Pennine Funding LLC                                                            50,000       1.350        03/13/03           49,978
Receivables Capital Corp.                                                      20,000       1.330        05/12/03           19,947
Sheffield Receivables                                                          50,000       1.270        03/25/03           49,958
Sheffield Receivables                                                          50,000       1.270        03/28/03           49,952
Sheffield Receivables                                                          25,000       1.290        04/22/03           24,953
Thunder Bay Funding, Inc.                                                      23,979       1.270        03/07/03           23,974
Thunder Bay Funding, Inc.                                                      28,679       1.270        04/17/03           28,631
Tulip Funding Corp.                                                            50,000       1.340        03/21/03           49,963
Tulip Funding Corp.                                                            50,000       1.400        06/03/03           49,817
Variable Funding Capital                                                       50,000       1.270        03/20/03           49,966
Windmill Funding Corp.                                                         50,000       1.260        03/21/03           49,965
Windmill Funding Corp.                                                         45,000       1.270        04/02/03           44,949
Windmill Funding Corp.                                                         70,000       1.340        05/13/03           69,810
                                                                                                                       ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $2,697,338)                                                              2,697,338
                                                                                                                       ------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
FOREIGN COMMERCIAL PAPER - 10.0%
Alliance & Leicester PLC                                                       50,000       1.375        06/05/03           49,817
Bank of Ireland                                                                75,000       1.335        06/16/03           74,702
Canadian Imperial Holdings, Inc.                                               50,000       1.340        03/13/03           49,978
Den Danske Corp.                                                              100,000       1.255        04/28/03           99,798
Den Danske Corp.                                                               25,000       1.370        05/19/03           24,925
Dexia Delaware LLC                                                             30,000       1.280        03/17/03           29,983
Diageo PLC                                                                     50,000       1.250        06/02/03           49,839
Diageo PLC                                                                     25,000       1.250        06/03/03           24,918
Diageo PLC                                                                     50,000       1.270        08/13/03           49,709
Nestle Capital Corp.                                                          100,000       1.350        06/04/03           99,644
Nestle Capital Corp.                                                           50,000       1.340        07/10/03           49,756
Royal Bank of Canada                                                          100,000       1.339        07/21/03           99,472
Royal Bank of Canada(^^)                                                       25,000       1.340        07/21/03           24,868
Societe Generale                                                               25,000       1.715        05/16/03           24,909
Swedbank                                                                       50,000       1.750        03/11/03           49,976
Swedbank                                                                       50,000       1.350        06/04/03           49,822
                                                                                                                      ------------

TOTAL FOREIGN COMMERCIAL PAPER (amortized cost $852,116)                                                                   852,116
                                                                                                                      ------------

UNITED STATES GOVERNMENT AGENCIES - 3.9%
Federal Home Loan Bank                                                         40,000       4.500        07/07/03           40,443
Federal Home Loan Bank                                                        100,000       1.490        03/08/04          100,000
Federal Home Loan Mortgage Corp. Discount Notes                                50,000       1.670        03/27/03           49,940
Federal National Mortgage Association Discount Notes                           50,000       1.290        04/25/03           49,901
Federal National Mortgage Association Discount Notes                           50,000       1.235        09/08/03           49,672
Federal National Mortgage Association Discount Notes                           42,000       1.600        12/24/03           42,000
                                                                                                                      ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $331,956)                                                          331,956
                                                                                                                      ------------

YANKEE CERTIFICATE OF DEPOSIT - 16.3%
Abbey National Treasury Services PLC(^^)                                       25,000       1.270        09/15/03           24,996
Abbey National Treasury Services PLC                                           25,000       1.580        11/19/03           24,996
Bank of Montreal(^^)                                                           30,000       1.238        03/28/03           29,999
Bank of Nova Scotia                                                            65,000       1.730        03/05/03           65,000
Bank of Nova Scotia                                                           100,000       1.740        03/11/03          100,000
Barclays Bank PLC(^^)                                                          75,000       1.246        04/28/03           74,994
Bayerische Landesbank Girozentrale                                             55,000       1.258        03/24/03           54,999
Bayerische Landesbank Girozentrale(^^)                                         25,000       1.258        06/24/03           24,997
Canadian Imperial Bank Corp.(^^)                                               50,000       1.255        03/21/03           49,999
Canadian Imperial Bank Corp.                                                  100,000       1.300        04/09/03          100,000
Den Danske Bank(^^)                                                            25,000       1.256        03/25/03           24,999
Deutsche Bank AG                                                               75,000       1.290        07/15/03           75,000
Dexia Bank NY Branch(^^)                                                       50,000       1.243        03/31/03           49,998
Landesbank Baden Wuerttemberg(^^)                                              30,000       1.260        04/11/03           29,998
Lloyds TSB Bank PLC(^^)                                                        25,000       1.238        03/31/03           24,999
Norddeutsche Landesbank Girozentrale(^^)                                       50,000       1.280        10/03/03           49,994
Norddeutsche Landesbank Girozentrale                                           25,000       1.930        10/21/03           24,998
Nordea Bank Finland                                                           100,000       1.290        07/21/03          100,000

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          PRINCIPAL
                                                                            AMOUNT                         DATE          VALUE
                                                                            (000)          RATE             OF           (000)
                                                                              $              %           MATURITY          $
                                                                         ------------   ------------   ------------   ------------
Rabobank Nederland(^^)                                                         25,000       1.265        04/02/03           24,999
Royal Bank of Canada(^^)                                                       25,000       1.270        09/12/03           24,996
Royal Bank of Canada(^^)                                                       50,000       1.268        09/30/03           49,991
Royal Bank of Scotland(^^)                                                    100,000       1.280        10/03/03           99,988
Societe Generale(^^)                                                           50,000       1.275        11/17/03           49,989
Svenska Handelsbanken                                                          40,000       2.500        06/13/03           40,084
Svenska Handelsbanken                                                          75,000       1.300        11/10/03           75,000
Svenska Handelsbanken                                                          25,000       1.595        11/24/03           24,998
Toronto Dominion Bank                                                          25,000       2.970        03/27/03           24,999
Westdeutsche Landesbank Girozentrale                                           20,000       1.810        05/28/03           20,000
Westdeutsche Landesbank Girozentrale(^^)                                       25,000       1.260        06/23/03           24,998
                                                                                                                      ------------

TOTAL YANKEE CERTIFICATE OF DEPOSITS (amortized cost $1,390,008)                                                         1,390,008
                                                                                                                      ------------

TOTAL INVESTMENTS - 95.5% (amortized cost $8,140,452)                                                                    8,140,452
                                                                                                                      ------------

REPURCHASE AGREEMENTS - 4.5%
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $188,842
  acquired on February 28, 2003 at 1.360% to be repurchased at $188,863 on March 3, 2003, collateralized by:
  $159,323 United States Agency Obligations, valued at $192,624                                                            188,842
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) of $200,000
  acquired on February 28, 2003 at 1.370% to be repurchased at $200,023 on March 3, 2003, collateralized by:
  $189,495 United States Agency Obligations, valued at $204,001                                                            200,000
                                                                                                                      ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $388,842)                                                                     388,842
                                                                                                                      ------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0% (cost $8,529,294)(+)                                                8,529,294

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                     4,180
                                                                                                                      ------------

NET ASSETS - 100.0%                                                                                                      8,533,474
                                                                                                                      ============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                                            $     8,140,452
Repurchase agreements (identified cost $388,842)                                                                           388,842
Interest receivable                                                                                                         14,165
Prepaid expenses                                                                                                                 5
                                                                                                                   ---------------

    Total assets                                                                                                         8,543,464

LIABILITIES
Payables:
  Dividends                                                                                         $      8,243
  Accrued fees to affiliates                                                                               1,531
  Other accrued expenses                                                                                     216
                                                                                                    ------------

    Total liabilities                                                                                                        9,990
                                                                                                                   ---------------

NET ASSETS                                                                                                         $     8,533,474
                                                                                                                   ===============
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                                               $            13
Shares of beneficial interest                                                                                                8,533
Additional paid-in capital                                                                                               8,524,928
                                                                                                                   ---------------

NET ASSETS                                                                                                         $     8,533,474
                                                                                                                   ===============
NET ASSET VALUE, offering and redemption price per share:
  ($8,533,473,982 divided by 8,533,499,819 shares of $.001 par value
    shares of beneficial interest outstanding)                                                                     $          1.00
                                                                                                                   ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                                         $        68,276

EXPENSES
  Advisory fees                                                                                     $      6,371
  Administrative fees                                                                                      1,338
  Custodian fees                                                                                             683
  Distribution fees                                                                                          881
  Transfer agent fees                                                                                         81
  Professional fees                                                                                           56
  Registration fees                                                                                           59
  Shareholder servicing fees                                                                               1,050
  Trustees' fees                                                                                              51
  Insurance fees                                                                                             796
  Miscellaneous                                                                                               35
                                                                                                    ------------

  Expenses before reductions                                                                              11,401
  Expense reductions                                                                                      (2,906)
                                                                                                    ------------

    Expenses, net                                                                                                            8,495
                                                                                                                   ---------------

Net investment income                                                                                                       59,781
                                                                                                                   ---------------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                                         22
                                                                                                                   ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $        59,803
                                                                                                                   ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                      FOR THE SIX
                                                                      MONTHS ENDED       FOR THE FISCAL
                                                                    FEBRUARY 28, 2003      YEAR ENDED
                                                                       (UNAUDITED)      AUGUST 31, 2002
                                                                    -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                             $          59,781   $        122,456
  Net realized gain (loss)                                                         22                  1
                                                                    -----------------   ----------------

    Net increase (decrease) in net assets from operations                      59,803            122,457
                                                                    -----------------   ----------------

DISTRIBUTIONS
  From net investment income                                                  (59,781)          (122,456)
                                                                    -----------------   ----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions             2,376,721          2,123,366
                                                                    -----------------   ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 2,376,743          2,123,367

NET ASSETS
  Beginning of period                                                       6,156,731          4,033,364
                                                                    -----------------   ----------------

  End of period                                                     $       8,533,474   $      6,156,731
                                                                    =================   ================

  See accompanying notes which are an integral part of the financial statements.

SSgA
PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                              FISCAL YEARS ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                2003*         2002          2001          2000          1999          1998
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                             ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
  Net investment income                           .0070         .0209         .0535         .0580         .0496         .0544
                                             ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                     (.0070)       (.0209)       (.0535)       (.0580)       (.0496)       (.0544)
                                             ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD               $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                             ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(a)                                 .72          2.11          5.48          6.00          5.08          5.63

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)    8,533,474     6,156,731     4,033,364     3,962,314     2,415,231     2,125,020

  Ratios to average net assets (%)(b):
    Operating expenses, net (c)                     .20           .20           .20           .20           .20           .20
    Operating expenses, gross (c)                   .27           .27           .25           .25           .26           .28
    Net investment income                          1.41          2.02          5.26          5.93          4.96          5.48

*    For the six months ended February 28, 2003 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 3 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO STATEMENT OF NET ASSETS
FEBRUARY 28, 2003 (UNAUDITED)

FOOTNOTES:
(^^) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(@)  Bond is insured by a guarantor.
(!) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(^) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(++) At net asset value.
(+)  The identified cost for Federal income tax purposes is the same as shown.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate

SSgA
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on two Funds, each of which has distinct investment objectives and strategies. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: The investments of the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Funds' shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the individual Funds. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. SSgA Funds Management, Inc. (The Adviser) will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FEBRUARY 28, 2003 (UNAUDITED)

3. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

                                                %
---------------------------------------------------
   US Treasury Money Market                    0.25
   Prime Money Market                          0.15

   The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amount of the waiver for the period ended February 28, 2003, was $865,178.

   The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2003 were $2,123,605 and $782,261, respectively.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

   In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                                   AMOUNT PAID
---------------------------------------------------------------
   US Treasury Money Market                       $           3
   Prime Money Market                                       518

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003, the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Funds reimburse the Administrator for out of pocket expenses.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

FEBRUARY 28, 2003 (UNAUDITED)

   The Funds have Shareholder Service Agreements with State Street. For these services, the Funds pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                        $
---------------------------------------------------------------
   US Treasury Money Market                             144,196
   Prime Money Market                                 1,061,803

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Funds on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   INSURANCE: The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                      US TREASURY            PRIME
                                     MONEY MARKET         MONEY MARKET
-----------------------------------------------------------------------
   Advisory fees                     $      85,792        $     646,658
   Administration fees                       1,360              247,964
   Custodian fees                            3,713              180,143
   Distribution fees                        28,311              190,535
   Shareholder servicing fees                1,012              221,413
   Transfer agent fees                      11,874               28,630
   Trustees' fees                            4,792               15,884
                                     -------------        -------------
                                     $     136,854        $   1,531,227
                                     =============        =============

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                %                 %
--------------------------------------------------------------------
   US Treasury Money Market                   68.7*             12.6*
   Prime Money Market                         80.9*               --

   *  Affiliate of the Investment Company.

FEBRUARY 28, 2003 (UNAUDITED)

4. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                                          FOR THE PERIODS ENDED
                                                                          (AMOUNTS IN THOUSANDS)
   -----------------------------------------------------------------------------------------------------
                                                                    FEBRUARY 28, 2003   AUGUST 31, 2002
                                                                    -----------------   ----------------
   US TREASURY MONEY MARKET
   Proceeds from shares sold                                        $       4,855,441   $     10,479,815
   Proceeds from reinvestment of distributions                                  4,303             11,221
   Payments for shares redeemed                                            (5,391,316)       (11,070,625)
                                                                    -----------------   ----------------

   Total net increase (decrease)                                    $        (531,572)  $       (579,589)
                                                                    =================   ================

   PRIME MONEY MARKET
   Proceeds from shares sold                                        $      37,033,713   $     64,279,121
   Proceeds from reinvestment of distributions                                 57,338            113,294
   Payments for shares redeemed                                           (34,714,330)       (62,269,049)
                                                                    -----------------   ----------------

   Total net increase (decrease)                                    $       2,376,721   $      2,123,366
                                                                    =================   ================

SSgA
INSTITUTIONAL MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                          NO. OF
                            POSITION(S) HELD                                                            PORTFOLIOS
       NAME,                 WITH FUND AND          TERM              PRINCIPAL OCCUPATION(S)           IN COMPLEX      OTHER
     ADDRESS,                  LENGTH OF             OF                    DURING THE                   OVERSEEN BY  DIRECTORSHIPS
       AGE                    TIME SERVED          OFFICE                 PAST 5 YEARS                    TRUSTEE   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson         -  Trustee since 1988 Appointed       -  Vice Chairman,                             25     Trustee,
909 A Street             -  Interested Person  until successor    Frank Russell Company;                            Frank Russell
Tacoma, WA 98402            of the SSgA Funds  is duly elected -  Chairman of the Board, Frank Russell              Investment
                            (as defined in the and qualified      Investment Management Company,                    Company Funds
Age 63                      1940 Act) due to                      Frank Russell Investment Company and              and Russell
                            his employment                        Russell Investment Funds;                         Insurance Funds
                            by the parent                      -  Chairman of the Board and                         (investment
                            company of the                        Chief Executive Officer,                          companies)
                            Administrator                         Russell Fund Distributors, Inc. and
                         -  Chairman of the    Until successor    Frank Russell Trust Company; and
                            Board and          is chosen and   -  Director, Russell Insurance Agency,
                            President          qualified by       Inc., Frank Russell Investments
                         -  Member,            the Trustees.      (Ireland) Limited, Frank Russell
                            Governance                            Investment Company plc; Frank
                            Committee                             Russell Investment Company II plc,
                         -  Member, Valuation                     Frank Russell Investment Company III
                            Committee                             plc, Frank Russell Institutional
                                                                  Funds plc, Frank Russell Qualifying
                                                                  Investor Fund, and Frank Russell
                                                                  Investments (Cayman) Ltd.

Timothy B. Harbert       -  Trustee since 2003 Appointed       -  2001 to Present,                           25     Listed under
Two International Place  -  Interested Person  until successor    Chairman and Chief Executive Officer,             Principal
Boston, MA 02110            of the SSgA Funds  is duly elected    State Street Global Advisors;                     Occupations
                            (as defined in the and qualified   -  1992 to 2001,
Age 52                      1940 Act) due to                      President and Chief Operating
                            his employment                        Officer, State Street Global
                            by an affiliate of                    Advisors;
                            the Advisor                        -  1996 to Present, Executive Vice
                         -  Member,                               President, State Street Bank & Trust
                            Governance                            Company;
                            Committee                          -  Director, Citistreet, LLC;
                         -  Member, Valuation                     State Street Bank, Paris; State
                            Committee                             Street Global Advisors, Ltd.,
                                                                  London; State Street Global
                                                                  Advisors, GmbH, Munich; State Street
                                                                  Global Advisors, Canada, Ltd.; State
                                                                  Street Global Advisors, Australia,
                                                                  Ltd.; State Street Global Advisors,
                                                                  Japan, Ltd.; State Street Global
                                                                  Markets, LLC; Bentley College;
                                                               -  Chairman of the Board, StreetTracks,
                                                                  LLC; State Street Global Advisors
                                                                  Fund Management, LLC; State Street
                                                                  Global Advisors, Inc. (Delaware);
                                                                  Bel Air Investment Advisors, LLC;
                                                                  and
                                                               -  President and Director, State
                                                                  Street Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                          NO. OF
                            POSITION(S) HELD                                                            PORTFOLIOS
       NAME,                 WITH FUND AND          TERM              PRINCIPAL OCCUPATION(S)           IN COMPLEX      OTHER
     ADDRESS,                  LENGTH OF             OF                    DURING THE                   OVERSEEN BY  DIRECTORSHIPS
       AGE                    TIME SERVED          OFFICE                 PAST 5 YEARS                    TRUSTEE   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

William L. Marshall      -  Trustee since 1988 Appointed       -  Chief Executive Officer and                25     None
33 West Court Street     -  Chairman,          until successor    President, Wm. L. Marshall
Doylestown, PA 18901        Audit Committee    is duly elected    Associates, Inc., Wm. L. Marshall
                         -  Member,            and qualified      Companies, Inc. and the Marshall
Age 60                      Governance                            Financial Group, Inc. (a registered
                            Committee                             investment advisor and provider of
                         -  Member, Valuation                     financial and related consulting
                            Committee                             services);
                                                               -  Certified Financial Planner and
                                                                  Member, Financial Planners
                                                                  Association; and
                                                               -  Registered Representative and
                                                                  Principal for Securities with
                                                                  Cambridge Investment Research, Inc.,
                                                                  Fairfield, Iowa.

Steven J. Mastrovich     -  Trustee since 1988 Appointed       -  September 2000 to Present,                 25     None
623 Clapboard Street     -  Member,            until successor    Global Head of Structured Real
Westwood, MA 02090          Audit Committee    is duly elected    Estate, J.P. Morgan Investment
                         -  Member,            and qualified      Management (private real estate
Age 46                      Governance                            investment for clients primarily
                            Committee                             outside of the US to locate private
                         -  Member, Valuation                     real estate investments in the US);
                            Committee                          -  January 2000 to September 2000,
                                                                  Managing Director,
                                                                  HSBC Securities (USA) Inc.;
                                                               -  From 1998 to 2000, President,
                                                                  Key Global Capital, Inc.;
                                                               -  From 1997 to 1998, Partner, Squire,
                                                                  Sanders & Dempsey (law firm); and
                                                               -  From 1994 to 1997, Partner, Brown,
                                                                  Rudnick, Freed & Gesmer (law firm).

Patrick J. Riley         -  Trustee since 1988 Appointed       -  2003 to Present,                           25     Director -
One Corporate Place      -  Member,            until successor    Associate Justice, Commonwealth of                SSgA Cash
55 Ferncroft Road           Audit Committee    is duly elected    Massachusetts Superior Court; and                 Management
Danvers, MA 01923        -  Member,            and qualified   -  Partner, Riley, Burke & Donahue,                  Fund PLC,
                            Governance                            L.L.P. (law firm).                                State Street
Age 54                      Committee                                                                               Global Advisors
                         -  Member, Valuation                                                                       Ireland, Ltd.
                            Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                          NO. OF
                            POSITION(S) HELD                                                            PORTFOLIOS
       NAME,                 WITH FUND AND          TERM              PRINCIPAL OCCUPATION(S)           IN COMPLEX      OTHER
     ADDRESS,                  LENGTH OF             OF                    DURING THE                   OVERSEEN BY  DIRECTORSHIPS
       AGE                    TIME SERVED          OFFICE                 PAST 5 YEARS                    TRUSTEE   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk         -  Trustee since 1988 Appointed       -  March 2001 to April 2002,                  25     None
1180 Brookgate Way, NE   -  Member,            until successor    Chairman, Cerulean Companies, Inc.
Atlanta, GA 30319-2877      Audit Committee    is duly elected    (holding company) (Retired);
                         -  Member,            and qualified   -  1996 to March 2001,
Age 57                      Governance                            President and Chief Executive
                            Committee                             Officer, Cerulean Companies, Inc.;
                         -  Member, Valuation                  -  1992 to March 2001,
                            Committee                             President and Chief Executive
                                                                  Officer, Blue Cross/Blue Shield of
                                                                  Georgia;
                                                               -  1993 to November 2001,
                                                                  Chairman and Board Member,
                                                                  Georgia Caring for Children
                                                                  Foundation (private foundation);
                                                               -  November 1998 to Present,
                                                                  Board Member, Healthcare Georgia
                                                                  Foundation (private foundation); and
                                                               -  September 2002 to Present,
                                                                  Board Member, Amerigroup Corp.

Bruce D. Taber           -  Trustee since 1991 Appointed       -  Consultant, Computer Simulation,           25     Director -
26 Round Top Road        -  Member,            until successor    General Electric Industrial                       SSgA Cash
Boxford, MA 01921           Audit Committee    is duly elected    Control Systems.                                  Management
                         -  Member,            and qualified                                                        Fund PLC,
Age 59                      Governance                                                                              State Street
                            Committee                                                                               Global Advisors
                         -  Member, Valuation                                                                       Ireland, Ltd.
                            Committee

Henry W. Todd            -  Trustee since 1988 Appointed       -  Chairman, President and CEO,               25     Director -
150 Domorah Drive        -  Member,            until successor    A.M. Todd Group, Inc.; and                        SSgA Cash
Montgomeryville, PA         Audit Committee    is duly elected -  President and CEO,                                Management
18936                    -  Member,            and qualified      Zink & Triest Co., Inc.                           Fund PLC,
                            Governance                            (dealer in vanilla flavor materials).             State Street
Age 55                      Committee                                                                               Global Advisors
                         -  Member, Valuation                                                                       Ireland, Ltd.
                            Committee

FEBRUARY 28, 2003 (UNAUDITED)

                            POSITION(S) HELD
       NAME,                 WITH FUND AND          TERM                                 PRINCIPAL OCCUPATION(S)
     ADDRESS,                  LENGTH OF             OF                                       DURING THE
       AGE                    TIME SERVED          OFFICE                                    PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       -  Principal          Until           -  2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive          successor          President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and        is chosen and      Advisor Strategies;
                            Chief Executive    qualified by    -  1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                      Officer since      Trustees           Offshore Funds and SSgA Latin America; and
                            2003                               -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President     Until           -  Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary      successor          Frank Russell Company;
Tacoma, WA 98402            since 1994         is chosen and   -  Assistant Secretary and Associate General Counsel, Frank Russell
                                               qualified by       Investment Management Company, Frank Russell Capital Inc., and
Age 45                                         Trustees           Frank Russell Investments (Delaware), Inc.;
                                                               -  Assistant Secretary and Associate General Counsel,
                                                                  Russell Fund Distributors, Inc.
                                                               -  Director, Secretary and Associate General Counsel,
                                                                  Frank Russell Securities, Inc.; and
                                                               -  Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President     Until           -  2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002         successor       -  2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                               is chosen and   -  1992 to 2000, Vice President, State Street Corporation; and
                                               qualified by    -  2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                         Trustees

Mark E. Swanson          -  Treasurer and      Until           -  Director - Investment Operations, Frank Russell Investment
909 A Street                Principal          successor          Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting         is chosen and   -  Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since      qualified by       Company and Russell Investment Funds.
Age 39                      2000               Trustees

SSgA FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
One International Place, 27th FLoor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
 Lynn L. Anderson, Chairman
 Timothy B. Harbert
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President
 Agustin J. Fleites, Principal Executive Officer and CEO
 Mark E. Swanson, Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 James Ross, Vice President
 Deedra S. Walkey, Assistant Secretary
 Ross E. Erickson, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 SSgA Funds Management, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171

DISTRIBUTOR
 State Street Global Markets, LLC
 One International Place, 27th Floor
 Boston, Massachusetts 02110

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin Procter LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 160 Federal Street
 Boston, Massachusetts 02110

[SSgA(R) FUNDS LOGO]

FIXED INCOME FUNDS

YIELD PLUS FUND

BOND MARKET FUND

INTERMEDIATE FUND

HIGH YIELD FUND

INTERMEDIATE MUNICIPAL BOND FUND


SEMIANNUAL REPORT
FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                               FIXED INCOME FUNDS

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003

                                TABLE OF CONTENTS

                                                                          PAGE
     Yield Plus Fund                                                        3

     Bond Market Fund                                                       9

     Intermediate Fund                                                     23

     High Yield Fund                                                       36

     Intermediate Municipal Bond Fund                                      44

     Notes to Statement of Net Assets                                      53

     Notes to Financial Statements                                         54

     Disclosure of Information about Fund Trustees and Officers            62

     Fund Management and Service Providers                                 66

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders.. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

SSgA
YIELD PLUS FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
                                                      $                 $
                                                ---------------   ---------------
LONG-TERM INVESTMENTS - 92.7%
ASSET-BACKED SECURITIES - 54.2%
American Express Credit Account
  Master Trust
  Series 2000-2 Class A
   1.505% due 09/17/07(^^)                                8,000             8,021
Asset Backed Securities Corp.
   2.237% due 04/01/33                                    4,000             4,000
Capital Auto Receivables Asset Trust
  Series 2002-1 Class A3
   1.420% due 07/15/05(^^)                                6,000             6,000
  Series 2002-3 Class A4
   1.450% due 02/17/09(^^)                                6,000             6,013
Centex Home Equity
  Series 2002-D Class M1
   2.406% due 12/25/32(^^)                                2,830             2,857
Chase Credit Card Master Trust
  Series 2000-1 Class A
   1.510% due 06/15/07(^^)                                5,000             5,014
Citibank Credit Card Issuance Trust
  Series 2001-A2 Class A2
   1.469% due 02/07/08(^^)                                9,000             9,016
  Series 2001-B2 Class B2
   1.890% due 12/10/08(^^)                                2,000             2,005
First USA Credit Card Master Trust
  Series 1997-7 Class A
   1.438% due 05/17/07(^^)                                4,500             4,503
Honda Auto Receivables Owner Trust
  Series 2002-1 Class A2
   2.550% due 04/15/04                                      989               990
MBNA Master Credit Card Trust USA
  Series 1999-H Class A
   1.586% due 09/15/06(^^)                               10,000            10,016
  Series 2000-G Class A
   1.506% due 12/17/07(^^)                                2,000             2,004
National City Credit Card Master
  Trust
  Series 2002-1 Class A
   1.480% due 01/15/09(^^)                                5,000             5,010
Nelnet Student Loan Trust
  Series 2002-1 Class A2
   1.594% due 05/25/27(^^)                               13,000            12,972
Providian Master Trust
  Series 1997-2 Class A
   1.450% due 05/15/08(^^)                                5,000             5,002
  Series 2000-2 Class A
   1.510% due 04/15/09(^^)                                5,000             4,980
Residential Asset Securities Corp.
  Series 2002-KS2 Class MII1
   1.986% due 04/25/32(^^)                                2,500             2,483
SLM Student Loan Trust
  Series 2003-1 Class A5B
   1.500% due 12/15/32                                   12,000            11,985
SMS Student Loan Trust
  Series 1999-B Class A2
   1.589% due 04/30/29(^^)                               10,554            10,581
Structured Asset Investment Loan Trust
  Series 2003-BC1 Class M1
   2.138% due 01/25/33(^^)                                5,000             5,000
Superior Wholesale Inventory
  Financing Trust
  Series 2000-A Class A
   1.506% due 04/15/07(^^)                               12,500            12,527
World Financial Network Credit Card
  Master Trust
  Series 2001-A Class A
   1.580% due 06/16/08(^^)                                5,000             5,001
                                                                  ---------------
                                                                          135,980
                                                                  ---------------

CORPORATE BONDS AND NOTES - 7.2%
Bank of America Corp.
  Series MTNI
   1.644% due 10/22/04(^^)                               13,000            13,048
General Electric Capital Corp.
  Series MTNA
   1.560% due 10/25/04(^^)                                5,000             5,009
                                                                  ---------------
                                                                           18,057
                                                                  ---------------

INTERNATIONAL DEBT - 18.0%
Granite Mortgages PLC
  Series 2002-1 Class 1A2
   1.529% due 07/20/19(^^)                               10,000            10,000
Holmes Financing PLC
  Series 2000-1 Class 1A
   1.516% due 07/15/05(^^)                                6,000             5,998
  Series 2001-3 Class 2A
   1.536% due 01/15/07(^^)                                5,000             4,997
Medallion Trust
  Series 2002-1G Class A1
   1.540% due 04/17/33(^^)                                7,337             7,328
Permanent Financing PLC
  Series 2002-1 Class 3A
   1.545% due 06/10/07(^^)                               10,000            10,000
Westpac Securitisation Trust
  Series 2002-1G Class A
   1.581% due 06/05/33(^^)                                6,968             6,954
                                                                  ---------------
                                                                           45,277
                                                                  ---------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
                                                      $                 $
                                                ---------------   ---------------
MORTGAGE-BACKED SECURITIES - 5.9%
Countrywide Asset-Backed Certificates
  Series 2002-5 Class AV2
   1.756% due 04/25/33(^^)                                4,873             4,879
EQCC Trust
  Series 2002-1 Class 2A
   1.636% due 11/25/31(^^)                                9,864             9,866
                                                                  ---------------
                                                                           14,745
                                                                  ---------------

UNITED STATES GOVERNMENT
AGENCIES - 7.4%
Federal Home Loan Bank
   3.375% due 06/15/04                                   15,000            15,378
   3.875% due 12/15/04                                    3,000             3,121
                                                                  ---------------
                                                                           18,499
                                                                  ---------------

TOTAL LONG-TERM INVESTMENTS
(cost $232,294)                                                           232,558
                                                                  ---------------

SHORT-TERM INVESTMENTS - 8.3%
Bank One NA Illinois
  Series BKNT
   1.462% due 04/28/03(^^)                                4,000             4,001
Federated Investors Prime Cash
  Obligation Fund(++)                                     2,271             2,271
General Motors Acceptance Corp.
   5.800% due 03/12/03                                    2,000             2,001
Goldman Sachs Financial Square Funds -
  Prime Obligations Fund(++)                                639               639
JP Morgan Chase & Co.
  Series MTNC
   5.690% due 02/10/04                                    3,735             3,858
Morgan Stanley
  Series MTNC
   1.570% due 04/07/03(^^)                                4,000             4,001
Salomon Smith Barney Holdings, Inc.
   1.474% due 01/28/04(^^)                                4,000             4,005
                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,734)                                                             20,776
                                                                  ---------------

TOTAL INVESTMENTS - 101.0%
(identified cost $253,028)                                                253,334

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                               (2,626)
                                                                  ---------------

NET ASSETS - 100.0%                                                       250,708
                                                                  ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
YIELD PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $253,028)                                        $        253,334
Receivables:
   Fund shares sold                                                                                1,134
   Dividends and interest                                                                            494
Prepaid expenses                                                                                      11
                                                                                        ----------------

      Total assets                                                                               254,973

LIABILITIES
Payables:
   Investments purchased                                            $          4,001
   Accrued fees to affiliates                                                     60
   Other accrued expenses                                                          1
Income distribution                                                              203
                                                                    ----------------

      Total liabilities                                                                            4,265
                                                                                        ----------------

NET ASSETS                                                                              $        250,708
                                                                                        ================

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                   $            (50)
Accumulated net realized gain (loss)                                                              (5,802)
Unrealized appreciation (depreciation) on investments                                                306
Shares of beneficial interest                                                                         25
Additional paid-in capital                                                                       256,229
                                                                                        ----------------

NET ASSETS                                                                              $        250,708
                                                                                        ================

NET ASSET VALUE, offering and redemption price per share:
   ($250,707,749 divided by 25,254,172 shares of $.001 par value
      shares of beneficial interest outstanding)                                        $           9.93
                                                                                        ================

  See accompanying notes which are an integral part of the financial statements.

SSgA
YIELD PLUS FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                               $         2,387
   Dividends                                                                                           79
                                                                                          ---------------

      Total investment income                                                                       2,466

EXPENSES
   Advisory fees                                                      $           315
   Administrative fees                                                             55
   Custodian fees                                                                  37
   Distribution fees                                                              127
   Transfer agent fees                                                             21
   Professional fees                                                                7
   Registration fees                                                               17
   Shareholder servicing fees                                                     104
   Trustees' fees                                                                  10
   Miscellaneous                                                                   31
                                                                      ---------------

   Expenses before reductions                                                     724
   Expense reductions.                                                             (1)
                                                                      ---------------

      Expenses, net                                                                                   723
                                                                                          ---------------

Net investment income (loss)                                                                        1,743
                                                                                          ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                                                           (105)
   Net change in unrealized appreciation (depreciation) on investments                                173
                                                                                          ---------------

Net realized and unrealized gain (loss)                                                                68
                                                                                          ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                     $         1,811
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
YIELD PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003      YEAR ENDED
                                                                                           (UNAUDITED)      AUGUST 31, 2002
                                                                                        -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $          1,743    $          5,364
   Net realized gain (loss)                                                                         (105)               (502)
   Net change in unrealized appreciation (depreciation)                                              173                (465)
                                                                                        ----------------    ----------------

      Net increase (decrease) in net assets from operations                                        1,811               4,397
                                                                                        ----------------    ----------------

DISTRIBUTIONS
   From net investment income                                                                     (1,743)             (5,364)
                                                                                        ----------------    ----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                 (14,011)              5,530
                                                                                        ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      (13,943)              4,563

NET ASSETS
   Beginning of period                                                                           264,651             260,088
   End of period (including undistributed/(overdistributed) net investment income of    ----------------    ----------------
      ($50) and ($50), respectively)                                                    $        250,708    $        264,651
                                                                                        ================    ================

  See accompanying notes which are an integral part of the financial statements.

SSgA
YIELD PLUS FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                              FISCAL YEARS ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                2003*        2002**         2001          2000          1999          1998
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     9.92    $     9.96    $     9.92    $     9.90    $     9.97    $    10.01
                                             ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                  .07           .21           .51           .59           .54           .57
   Net realized and unrealized gain (loss)           --          (.05)          .06           .01          (.07)         (.04)
                                             ----------    ----------    ----------    ----------    ----------    ----------

      Total income from operations                  .07           .16           .57           .60           .47           .53
                                             ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
   From net investment income                      (.06)         (.20)         (.53)         (.58)         (.54)         (.57)
                                             ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD               $     9.93    $     9.92    $     9.96    $     9.92    $     9.90    $     9.97
                                             ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                 .78          1.80          5.86          6.28          4.67          5.40

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)     250,708       264,651       260,088       494,376       525,494       672,465

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                   .56           .53           .48           .42           .41           .41
      Operating expenses, gross (d)                 .57           .53           .48           .42           .41           .41
      Net investment income                        1.36          2.17          5.31          5.90          5.29          5.66

   Portfolio turnover rate (%)(b)                 28.80         80.03         86.19        162.12        167.12        249.10

*   For the six months ended February 28, 2003 (Unaudited).
** Per "Revised AICPA Audit and Accounting Guide", the funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain(loss). See Note 2.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
                                                      $                 $
                                                ---------------   ---------------
LONG-TERM INVESTMENTS - 110.6%
ASSET-BACKED SECURITIES - 2.2%
American Airlines, Inc.
   7.858% due 10/01/11                                      185               160
ANRC Auto Owner Trust
  Series 2001-A Class A4
   4.320% due 06/16/08                                    2,500             2,603
Continental Airlines, Inc.
   6.545% due 02/02/19                                      166               140
   6.703% due 06/15/21                                      163               132
Delta Air Lines, Inc.
   7.111% due 09/18/11                                      175               163
Ikon Receivables LLC
  Series 2002-1 Class A4
   4.680% due 11/15/09                                      390               409
Providian Master Trust
  Series 2000-1 Class A
   7.490% due 08/17/09                                      530               567
PSE&G Transition Funding LLC
  Series 2001-1 Class A5
   6.450% due 03/15/13                                      485               560
TRAINS
   5.936% due 01/25/07                                      916               984
   6.961% due 01/15/12                                      876               981
                                                                  ---------------
                                                                            6,699
                                                                  ---------------

CORPORATE BONDS AND NOTES - 21.1%
Abbott Laboratories
   5.625% due 07/01/06                                      300               330
ABN Amro Bank NV
   7.250% due 05/31/05                                      100               111
   7.550% due 06/28/06                                       50                58
Aetna, Inc.
   7.875% due 03/01/11                                       35                41
Alabama Power Co.
   5.700% due 02/15/33                                       50                51
  Series N
   4.875% due 09/01/04                                      125               130
Albertson's, Inc.
   7.500% due 02/15/11                                       50                59
   7.450% due 08/01/29                                      200               229
Alcoa, Inc.
   7.375% due 08/01/10                                      130               154
   6.000% due 01/15/12                                      100               111
Alliance Capital Management, LP
   5.625% due 08/15/06                                      250               265
Allstate Corp. (The)
   7.200% due 12/01/09                                      115               136
Alltel Corp.
   7.000% due 07/01/12                                       95               111
Altria Group, Inc.
   7.000% due 07/15/05                                      100               109
   7.200% due 02/01/07                                      110               122
   7.750% due 01/15/27                                      100               113
Amerada Hess Corp.
   5.900% due 08/15/06                                      150               161
American Express Co.
   5.500% due 09/12/06                                      100               109
   3.750% due 11/20/07                                       25                26
American General Finance Corp.
  Series MTNF
   5.875% due 07/14/06                                      150               163
  Series MTNH
   5.375% due 10/01/12                                       50                52
Anadarko Finance Co.
  Series B
   6.750% due 05/01/11                                      300               342
Anheuser-Busch Cos., Inc.
   6.000% due 04/15/11                                       85                96
   6.500% due 05/01/42                                      100               115
AOL Time Warner, Inc.
   6.875% due 05/01/12                                       20                21
   7.625% due 04/15/31                                      580               612
Apache Corp.
   6.250% due 04/15/12                                       35                40
Archer-Daniels-Midland Co.
   7.000% due 02/01/31                                      100               119
Arizona Public Service
   6.375% due 10/15/11                                       85                92
AT&T Corp.
   7.000% due 11/15/06                                      575               614
   6.000% due 03/15/09                                      100               100
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                      175               188
   8.750% due 03/01/31                                      600               638
Bank of America Corp.
   7.125% due 09/15/06                                      100               114
   5.250% due 02/01/07                                      150               163
   7.400% due 01/15/11                                      760               906
Bank of New York Co., Inc. (The)
   6.375% due 04/01/12                                       40                45
Bank One Corp.
   6.500% due 02/01/06                                      350               390
   4.125% due 09/01/07                                      250               260
Bank One NA
  Series BKNT
   3.700% due 01/15/08                                       15                15
Bank One NA Illinois
  Series BKNT
   5.500% due 03/26/07                                      125               137

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Bank United
   Series MTNA
    8.000% due 03/15/09                                              70       83
BankAmerica Corp.
    7.200% due 04/15/06                                             180      202
BB&T Corp.
    4.750% due 10/01/12                                              75       77
Bear Stearns Cos., Inc. (The)
    7.000% due 03/01/07                                             300      343
    6.750% due 12/15/07                                              80       92
BellSouth Corp.
    5.000% due 10/15/06                                             270      291
    6.000% due 10/15/11                                             400      446
Boeing Capital Corp.
    6.500% due 02/15/12                                             400      432
Boston Properties, Inc.
    6.250% due 01/15/13                                              50       53
Bristol-Myers Squibb Co.
    4.750% due 10/01/06                                             250      265
    5.750% due 10/01/11                                             100      109
Burlington Northern Santa Fe Corp.
    6.125% due 03/15/09                                              25       28
    6.750% due 07/15/11                                             200      231
Camden Property Trust
    5.875% due 11/30/12                                              25       26
Campbell Soup Co.
    6.750% due 02/15/11                                              50       58
    5.000% due 12/03/12                                              50       52
Capital One Bank
   Series BKNT
    6.875% due 02/01/06                                             150      152
Cardinal Health, Inc.
    6.750% due 02/15/11                                              65       75
Caterpillar, Inc.
    7.300% due 05/01/31                                             200      247
Cendant Corp.
    6.875% due 08/15/06                                              50       53
Centerior Energy Corp.
   Series B
    7.670% due 07/01/04                                             330      349
Centex Corp.
    4.750% due 01/15/08                                              50       51
CenturyTel, Inc.
    7.875% due 08/15/12                                              50       61
Chevron Phillips Chemical Co. LLC
    7.000% due 03/15/11                                             240      268
ChevronTexaco Capital Co.
    3.500% due 09/17/07                                              65       67
    3.375% due 02/15/08                                             100      102
Chubb Corp.
    6.800% due 11/15/31                                             300      320
Cincinnati Gas & Electric
    5.700% due 09/15/12                                              50       52
Cingular Wireless LLC
    5.625% due 12/15/06                                              50       53
CIT Group, Inc.
    6.500% due 02/07/06                                             200      214
    5.750% due 09/25/07                                             150      157
    7.750% due 04/02/12                                             175      200
Citicorp
    6.375% due 01/15/06                                             195      214
Citigroup, Inc.
    6.750% due 12/01/05                                             600      673
    5.500% due 08/09/06                                           1,550    1,695
Citizens Communications Co.
    9.250% due 05/15/11                                             100      124
    9.000% due 08/15/31                                             100      126
Clear Channel Communications, Inc.
    7.875% due 06/15/05                                             170      188
Coca-Cola Enterprises, Inc.
    5.750% due 11/01/08                                             250      279
    8.500% due 02/01/22                                              20       26
Comcast Cable Communications
    6.375% due 01/30/06                                             100      107
Computer Sciences Corp.
    6.750% due 06/15/06                                              60       67
ConAgra Foods, Inc.
    6.750% due 09/15/11                                             375      433
Consolidated Edison Co. of New York
   Series 97-B
    6.450% due 12/01/07                                              60       68
Consolidated Natural Gas Co.
   Series C
    6.250% due 11/01/11                                             300      333
Constellation Energy Group, Inc.
    6.125% due 09/01/09                                             125      135
Coors Brewing Co.
    6.375% due 05/15/12                                              80       90
Countrywide Home Loans, Inc.
   Series MTNJ
    5.500% due 08/01/06                                             140      151
   Series MTNK
    5.500% due 02/01/07                                             240      258
COX Communications, Inc.
    7.125% due 10/01/12                                             110      125
    6.800% due 08/01/28                                              50       52
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                                             500      544
CSX Corp.
    6.750% due 03/15/11                                             150      170
    6.300% due 03/15/12                                             225      251

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
DaimlerChrysler NA Holding Corp.
    6.400% due 05/15/06                                             830      897
    4.750% due 01/15/08                                             100      102
Deere & Co.
    6.550% due 07/15/04                                             210      223
Delphi Corp.
    6.550% due 06/15/06                                              75       80
Deluxe Corp.
    5.000% due 12/15/12                                              50       51
Deutsche Bank Financial, Inc.
    6.700% due 12/13/06                                              75       84
    7.500% due 04/25/09                                              75       89
Devon Financing Corp. ULC
    6.875% due 09/30/11                                             150      171
Dominion Resources, Inc.
   Series B
    6.250% due 06/30/12                                             170      186
Donaldson Lufkin & Jenrette, Inc. - DLJ
    6.875% due 11/01/05                                             200      220
Dow Chemical Co. (The)
    7.000% due 08/15/05                                             120      130
    5.750% due 12/15/08                                             200      211
DTE Energy Co.
    6.450% due 06/01/06                                              85       93
Du Pont EI de Nemours & Co.
    6.875% due 10/15/09                                             150      177
Duke Energy Corp.
    6.250% due 01/15/12                                             225      236
Duke Energy Field Services LLC
    7.500% due 08/16/05                                              50       53
    5.750% due 11/15/06                                             200      203
Eastman Chemical Co.
    7.000% due 04/15/12                                              80       90
Eli Lilly & Co.
    6.000% due 03/15/12                                             125      141
Emerson Electric Co.
    7.875% due 06/01/05                                             105      118
    5.000% due 12/15/14                                             100      104
EOP Operating, LP
    7.750% due 11/15/07                                             200      231
    7.000% due 07/15/11                                             100      113
    7.875% due 07/15/31                                              40       46
Equitable Life Assurance Society USA
    7.700% due 12/01/15                                             215      249
Equity Residential
    6.625% due 03/15/12                                              75       84
European Investment Bank
    4.000% due 08/30/05                                              75       79
Exelon Generation Co. LLC
    6.950% due 06/15/11                                             200      222
Federated Department Stores
    8.500% due 06/01/10                                             100      121
    6.625% due 04/01/11                                              50       55
    7.450% due 07/15/17                                              75       88
FedEx Corp.
    7.250% due 02/15/11                                             100      116
Firstar Bank NA
    7.125% due 12/01/09                                             410      489
FleetBoston Financial Corp.
    7.250% due 09/15/05                                             100      112
    4.875% due 12/01/06                                              60       64
    6.875% due 01/15/28                                              25       27
    6.700% due 07/15/28                                             100      109
Florida Power & Light Co.
    4.850% due 02/01/13                                              50       52
    5.850% due 02/01/33                                              50       53
Ford Motor Co.
    7.450% due 07/16/31                                             375      315
Ford Motor Credit Co.
    6.700% due 07/16/04                                           1,000    1,031
    7.600% due 08/01/05                                             500      518
    6.875% due 02/01/06                                             200      203
    7.375% due 02/01/11                                             690      670
FPL Group Capital, Inc.
    7.625% due 09/15/06                                              75       84
Gannett Co., Inc.
    6.375% due 04/01/12                                             100      115
GE Global Insurance Holding Corp.
    7.750% due 06/15/30                                             500      587
General Electric Capital Corp.
   Series MTNA
    6.000% due 06/15/12                                             150      164
    6.750% due 03/15/32                                           1,000    1,140
General Mills, Inc.
    3.875% due 11/30/07                                              50       51
    6.000% due 02/15/12                                             100      110
General Motors Acceptance Corp.
    6.750% due 01/15/06                                             600      632
    6.125% due 08/28/07                                             260      267
    6.875% due 08/28/12                                              10       10
Goldman Sachs Group, Inc.
    7.625% due 08/17/05                                             750      843
    6.125% due 02/15/33                                             100      101
Goodrich Corp.
    7.625% due 12/15/12                                              15       16
GTE Corp.
    6.460% due 04/15/08                                             160      178
Harrah's Operating Co., Inc.
    7.500% due 01/15/09                                              70       78
Hartford Financial Services Group, Inc.
    4.700% due 09/01/07                                              50       52
Hartford Life, Inc.
    7.375% due 03/01/31                                              30       33

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Hewlett-Packard Co.
    7.150% due 06/15/05                                             105      115
HJ Heinz Finance Co. Step Up Bond
    7.250% due 03/15/32                                             110      131
Honeywell International, Inc.
    6.875% due 10/03/05                                              55       61
    5.125% due 11/01/06                                             135      144
Household Finance Corp.
    6.500% due 01/24/06                                             405      440
    6.875% due 03/01/07                                             100      112
    4.625% due 01/15/08                                              25       26
    8.000% due 07/15/10                                             250      295
    6.750% due 05/15/11                                             250      277
    7.000% due 05/15/12                                             100      113
    7.350% due 11/27/32                                              50       58
Indiana Michigan Power Co.
   Series C
    6.125% due 12/15/06                                             100      108
International Business Machines Corp.
    4.875% due 10/01/06                                             775      833
    4.750% due 11/29/12                                             150      154
    5.875% due 11/29/32                                             150      155
International Lease Finance Corp.
    5.750% due 10/15/06                                             200      212
   Series MTNM
    5.700% due 07/03/06                                             140      148
International Paper Co.
    6.750% due 09/01/11                                             290      327
Interpublic Group Cos., Inc.
    7.250% due 08/15/11                                              45       41
John Deere Capital Corp.
    7.000% due 03/15/12                                             150      175
JP Morgan Chase & Co.
    5.250% due 05/30/07                                             200      214
    7.875% due 06/15/10                                             600      710
Kellogg Co.
   Series B
    6.000% due 04/01/06                                             185      203
    7.450% due 04/01/31                                             180      222
Kerr-McGee Corp.
    6.875% due 09/15/11                                             120      134
KeyBank National Association
   Series BKNT
    7.000% due 02/01/11                                             225      262
    5.700% due 08/15/12                                              25       27
KeySpan Corp.
    6.150% due 06/01/06                                             400      440
KFW International Finance
   Series DTC
    4.250% due 04/18/05                                             150      158
    4.750% due 01/24/07                                             500      539
Kimberly-Clark Corp.
    5.625% due 02/15/12                                             100      111
Kinder Morgan Energy Partners, LP
    6.750% due 03/15/11                                              35       39
    7.400% due 03/15/31                                             100      114
Kinder Morgan, Inc.
    6.500% due 09/01/12                                              50       55
    7.250% due 03/01/28                                              40       44
Kohl's Corp.
    6.000% due 01/15/33                                              25       25
Kraft Foods, Inc.
    4.625% due 11/01/06                                             365      387
Kroger Co.
    6.800% due 04/01/11                                             325      363
Lehman Brothers Holdings, Inc.
    6.625% due 02/05/06                                             100      111
    6.250% due 05/15/06                                             650      719
Lenfest Communications, Inc.
    8.375% due 11/01/05                                             210      233
Liberty Media Corp.
    8.250% due 02/01/30                                             100      106
Lockheed Martin Corp.
    7.650% due 05/01/16                                             260      326
Lowe's Cos., Inc.
    8.250% due 06/01/10                                              85      106
Mack-Cali Realty, LP
    7.250% due 03/15/09                                              50       57
Marathon Oil Corp.
    6.800% due 03/15/32                                             100      104
Marsh & McLennan Cos., Inc.
    5.375% due 03/15/07                                             225      243
Masco Corp.
    5.875% due 07/15/12                                              75       80
May Department Stores Co. (The)
    8.000% due 07/15/12                                              50       61
    8.750% due 05/15/29                                              50       65
MBNA Corp.
    6.250% due 01/17/07                                             125      132
McDonald's Corp.
   Series MTNG
    5.375% due 04/30/07                                             175      188
MeadWestvaco Corp.
    6.850% due 04/01/12                                             175      197
Mellon Funding Corp.
    7.500% due 06/15/05                                             265      298
    4.875% due 06/15/07                                              50       53
Merck & Co., Inc.
    4.375% due 02/15/13                                              75       76
    6.400% due 03/01/28                                              50       57
Merrill Lynch & Co., Inc.
    6.000% due 02/17/09                                             100      111
   Series MTNB
    4.000% due 11/15/07                                             350      357

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Midamerican Funding LLC
    6.339% due 03/01/09                                             400      427
Morgan Stanley
    5.800% due 04/01/07                                             500      548
    6.600% due 04/01/12                                             400      447
    7.250% due 04/01/32                                             100      116
Motorola, Inc.
    6.750% due 02/01/06                                              50       53
    8.000% due 11/01/11                                             125      134
National City Corp.
    6.875% due 05/15/19                                             100      112
National Rural Utilities
   Cooperative Finance
    5.250% due 07/15/04                                             310      324
    5.500% due 01/15/05                                             125      132
    6.000% due 05/15/06                                              40       44
New England Telephone & Telegraph
    7.875% due 11/15/29                                             100      126
News America, Inc.
    7.625% due 11/30/28                                             200      220
Niagara Mohawk Power Corp.
   Series G
    7.750% due 10/01/08                                             110      130
Nisource Finance Corp.
    7.625% due 11/15/05                                             115      127
Norfolk Southern Corp.
    8.375% due 05/15/05                                             125      141
    7.800% due 05/15/27                                              67       83
    7.250% due 02/15/31                                              70       81
Northrop Grumman Corp.
    7.125% due 02/15/11                                             250      289
Occidental Petroleum Corp.
    6.750% due 01/15/12                                             135      155
Ocean Energy, Inc.
    4.375% due 10/01/07                                              25       26
Oncor Electric Delivery Co.
    6.375% due 05/01/12                                             100      108
    7.000% due 09/01/22                                              10       10
    7.000% due 05/01/32                                             100      106
Pemex Project Funding Master Trust
    7.375% due 12/15/14                                               5        5
Pemex Project Funding Master Trust
   Step Up Bond
    8.375% due 02/01/09                                             100      109
    9.125% due 02/01/22                                              75       78
PennzEnergy Co.
    10.125% due 11/15/09                                            175      225
Pepco Holdings, Inc.
    6.450% due 08/15/12                                             100      110
Pepsi Bottling Group, Inc.
   Series B
    7.000% due 03/01/29                                              55       65
Pfizer, Inc.
    3.300% due 03/02/09                                              75       75
Pharmacia Corp.
    6.600% due 12/01/28                                             100      117
Pitney Bowes, Inc.
    4.625% due 10/01/12                                              75       77
PNC Funding Corp.
    7.500% due 11/01/09                                             445      525
Powergen US Funding LLC
    4.500% due 10/15/04                                              40       41
PPL Electric Utilities Corp.
    6.250% due 08/15/09                                             150      169
Praxair, Inc.
    6.375% due 04/01/12                                              70       79
Procter & Gamble - ESOP
   Series A
    9.360% due 01/01/21                                             100      139
Procter & Gamble Co.
    6.600% due 12/15/04                                             200      217
    4.750% due 06/15/07                                              50       54
    6.875% due 09/15/09                                              30       36
Progress Energy, Inc.
    6.750% due 03/01/06                                              25       27
    5.850% due 10/30/08                                             100      107
    7.100% due 03/01/11                                             275      311
PSEG Power LLC
    6.875% due 04/15/06                                             200      220
    7.750% due 04/15/11                                              10       11
Public Service Co. of Colorado
    7.875% due 10/01/12                                              95      114
Radian Group, Inc.
    5.625% due 02/15/13                                              50       51
Raytheon Co.
    8.300% due 03/01/10                                             265      315
Rohm & Haas Co.
    6.950% due 07/15/04                                             120      127
    7.850% due 07/15/29                                              50       63
Safeco Corp.
    4.875% due 02/01/10                                              75       77
Safeway, Inc.
    4.800% due 07/16/07                                              10       10
    6.500% due 03/01/11                                             275      305
    5.800% due 08/15/12                                              25       27
Sara Lee Corp.
    6.250% due 09/15/11                                              50       57
    6.125% due 11/01/32                                              20       21
SBC Communications, Inc.
    5.750% due 05/02/06                                             750      816
Sears Roebuck Acceptance
    7.000% due 02/01/11                                             300      296
Simon Property Group, LP
    6.375% due 11/15/07                                             160      175

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
SLM Corp.
    5.125% due 08/27/12                                             100      103
   Series MTNA
    5.625% due 04/10/07                                              40       44
Southern Co. Capital Funding, Inc.
   Series A
    5.300% due 02/01/07                                             140      149
Sprint Capital Corp.
    7.125% due 01/30/06                                             600      597
    6.375% due 05/01/09                                             170      159
St. Paul Cos
    5.750% due 03/15/07                                             110      116
Suntrust Bank
   Series BKNT
    6.375% due 04/01/11                                             175      199
Supervalu, Inc.
    7.500% due 05/15/12                                              35       36
Swiss Bank Corp. NY
    7.250% due 09/01/06                                             225      259
Tampa Electric Co.
    6.375% due 08/15/12                                              30       33
Target Corp.
    7.500% due 08/15/10                                             120      144
    7.000% due 07/15/31                                             300      345
Tele-Communications-TCI Group
    7.250% due 08/01/05                                             500      533
Temple-Inland, Inc.
    7.875% due 05/01/12                                              35       40
Textron Financial Corp.
    5.875% due 06/01/07                                              50       53
Textron, Inc.
    6.000% due 11/20/09                                              95      102
Time Warner, Inc.
    7.750% due 06/15/05                                             350      377
Tosco Corp.
    8.125% due 02/15/30                                             200      257
Toyota Motor Credit Corp.
    2.800% due 01/18/06                                              25       25
    5.500% due 12/15/08                                             100      109
Transocean, Inc.
    7.375% due 04/15/18                                             100      119
    7.500% due 04/15/31                                             100      119
TRW, Inc.
    6.625% due 06/01/04                                             170      179
Tyson Foods, Inc.
    8.250% due 10/01/11                                             125      150
UFJ Bank, Ltd.
    7.400% due 06/15/11                                             150      155
Unilever Capital Corp.
    6.875% due 11/01/05                                             360      403
    7.125% due 11/01/10                                             175      209
Union Oil Co. Of California
    5.050% due 10/01/12                                              35       36
    7.500% due 02/15/29                                              35       41
Union Pacific Corp.
    6.125% due 01/15/12                                             300      335
Union Planters Bank NA
    5.125% due 06/15/07                                              70       75
United Technologies Corp.
    6.100% due 05/15/12                                             175      198
US Bancorp
   Series MTNN
    5.100% due 07/15/07                                             100      108
US Bank National Association
    6.300% due 07/15/08                                              50       57
USA Interactive
    7.000% due 01/15/13                                              20       21
Valero Energy Corp.
    6.875% due 04/15/12                                             125      133
Verizon Global Funding Corp.
    6.750% due 12/01/05                                             600      664
    6.875% due 06/15/12                                             140      160
Verizon Wireless Capital LLC
    5.375% due 12/15/06                                             135      144
Verizon/New England
    6.500% due 09/15/11                                             100      113
Viacom, Inc.
    7.750% due 06/01/05                                             250      279
    6.400% due 01/30/06                                             100      111
    7.875% due 07/30/30                                             100      127
Virginia Electric and Power Co.
   Series A
    5.375% due 02/01/07                                             165      178
Vornado Realty Trust
    5.625% due 06/15/07                                              20       21
Wachovia Bank NA/Charlotte
   Series BKNT
    7.800% due 08/18/10                                             325      399
Wachovia Corp.
    4.950% due 11/01/06                                             485      523
Wal-Mart Stores, Inc.
    6.875% due 08/10/09                                             350      415
    7.250% due 06/01/13                                             300      368
Walt Disney Co.
    7.000% due 03/01/32                                             350      385
Washington Mutual, Inc.
    5.625% due 01/15/07                                             175      190
    4.375% due 01/15/08                                             150      157
Wells Fargo
   Series *
    6.625% due 07/15/04                                             250      267
Wells Fargo Bank NA
    6.450% due 02/01/11                                             200      228

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Wells Fargo Financial, Inc.
    7.000% due 11/01/05                                             500      562
Weyerhaeuser Co.
    6.125% due 03/15/07                                             500      542
    5.950% due 11/01/08                                             150      161
Wyeth
    6.700% due 03/15/11                                             225      253
                                                                         -------
                                                                          65,240
                                                                         -------
INTERNATIONAL DEBT - 6.0%
Abbey National PLC
    7.950% due 10/26/29                                             180      226
ACE, Ltd.
    6.000% due 04/01/07                                             150      161
Alberta Energy Co., Ltd.
    7.375% due 11/01/31                                              40       48
Apache Finance Canada Corp.
    7.750% due 12/15/29                                              45       58
Asian Development Bank
    4.875% due 02/05/07                                             400      431
Banco Santander Chile SA
    7.375% due 07/18/12                                             200      209
Bank of Tokyo-Mitsubishi, Ltd. (The)
    8.400% due 04/15/10                                              80       97
BP Capital Markets PLC
    4.625% due 05/27/05                                             275      293
British Telecommunications PLC
    7.875% due 12/15/05                                             225      254
    8.375% due 12/15/10                                             100      121
    8.875% due 12/15/30                                             225      291
Burlington Resources Finance Co.
    5.600% due 12/01/06                                             115      126
    7.200% due 08/15/31                                             100      117
Canadian Government Bond
    6.750% due 08/28/06                                             300      343
Canadian National Railway Co.
    6.900% due 07/15/28                                              40       47
Canadian Pacific, Ltd.
    9.450% due 08/01/21                                              40       56
Chile Government International Bond
    6.875% due 04/28/09                                             100      112
    5.500% due 01/15/13                                              65       66
Conoco Funding Co.
    5.450% due 10/15/06                                             250      272
    6.350% due 10/15/11                                             300      340
Corp Andina de Fomento CAF
   Series EXCH
    6.875% due 03/15/12                                             230      238
Deutsche Telekom International
   Finance BV
    8.250% due 06/15/05                                             150      165
    8.750% due 06/15/30                                             300      352
Diageo Capital PLC
    6.125% due 08/15/05                                              15       16
    7.250% due 11/01/09                                             150      179
Domtar, Inc.
    7.875% due 10/15/11                                             275      327
European Investment Bank
    4.625% due 03/01/07                                             475      511
   Series DTC
    5.625% due 01/24/06                                             300      329
Export Development Canada
    2.750% due 12/12/05                                             100      102
Falconbridge, Ltd.
    7.350% due 06/05/12                                              25       27
Finland Government International Bond
    5.875% due 02/27/06                                             220      243
France Telecom
    8.700% due 03/01/06                                             275      310
    10.000% due 03/01/31                                            225      290
Grupo Televisa SA
    8.000% due 09/13/11                                             245      255
HSBC Holdings PLC
    7.500% due 07/15/09                                             325      384
Hydro Quebec
   Series GH
    8.250% due 04/15/26                                             150      206
   Series HH
    8.500% due 12/01/29                                             150      215
Inco, Ltd.
    7.200% due 09/15/32                                              15       15
Instituto de Credito Oficial
    4.625% due 11/29/06                                             100      106
Inter-American Development Bank
    5.375% due 01/18/06                                             500      545
    4.375% due 09/20/12                                             175      181
    6.750% due 07/15/27                                             400      482
International Bank for Reconstruction
   & Development
    4.750% due 04/30/04                                              75       78
    4.375% due 09/28/06                                             550      589
    7.625% due 01/19/23                                             100      132
    8.875% due 03/01/26                                             300      453
International Finance Corp.
    4.750% due 04/30/07                                             225      241
Italy Government International Bond
    3.625% due 09/14/07                                              25       26
    5.625% due 06/15/12                                             355      399
    6.875% due 09/27/23                                             750      914
Korea Development Bank
    5.250% due 11/16/06                                             150      158

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Korea Government International Bond
    8.875% due 04/15/08                                              20       24
Kowloon Canton Railway Corp.
    8.000% due 03/15/10                                             230      284
Landwirtschaftliche Rentenbank
    3.375% due 11/15/07                                             140      141
Malaysia Government International Bond
    7.500% due 07/15/11                                             325      379
Mexico Government International Bond
    9.875% due 02/01/10                                             745      906
    8.375% due 01/14/11                                             410      463
MTR Corp.
    7.500% due 02/04/09                                              80       95
Nordic Investment Bank
    2.750% due 01/11/06                                             150      152
Norsk Hydro ASA
    7.250% due 09/23/27                                              50       59
Petrobras International Finance Co. -
   PIFCO
    9.750% due 07/06/11                                              51       48
Petroleos Mexicanos Step Up Bond
    7.000% due 02/01/05                                             250      266
Poland Government International Bond
    6.250% due 07/03/12                                              85       96
Potash Corp. of Saskatchewan
    7.125% due 06/15/07                                              40       46
Province of British Columbia
    4.625% due 10/03/06                                              50       54
Province of Manitoba
    4.250% due 11/20/06                                             100      106
Province of Ontario
    7.625% due 06/22/04                                             585      631
Province of Quebec
    5.750% due 02/15/09                                             700      784
Royal Bank of Scotland Group PLC
    5.000% due 10/01/14                                             100      102
Royal KPN NV
    8.000% due 10/01/10                                             150      178
Santander Central Hispano Issuances, Ltd.
    7.625% due 09/14/10                                             200      233
SMBC International Finance NV
    8.500% due 06/15/09                                              70       84
South Africa Government
   International Bond
    7.375% due 04/25/12                                             350      395
Telefonica Europe BV
    7.750% due 09/15/10                                             225      265
Vodafone Group PLC
    7.625% due 02/15/05                                             550      606
                                                                         -------
                                                                          18,533
                                                                         -------
MORTGAGE-BACKED SECURITIES - 51.0%
Capco America Securitization Corp.
   Series 1998-D7 Class A1A
    5.860% due 10/15/30                                           1,313    1,414
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
    6.030% due 09/15/30                                           2,500    2,764
DLJ Commercial Mortgage Corp.
   Series 1998-CF2 Class A1A
    5.880% due 11/12/31                                           1,519    1,635
Federal Home Loan Mortgage Corp.
    5.500% 15 Year TBA (##)                                       1,100    1,146
    7.000% 15 Year TBA (##)                                       6,600    7,048
    6.000% 30 Year TBA (##)                                      14,415   14,996
    6.500% 30 Year TBA (##)                                      25,000   26,157
    5.500% 30 Year TBA Gold (##)                                  3,800    3,883
    7.000% 30 Year TBA Gold (##)                                 11,400   12,013
    9.000% due 2004                                                   5        6
    9.000% due 2005                                                  39       41
    9.000% due 2010                                                  95      105
    6.000% due 2011                                                  21       23
    8.000% due 2011                                                  18       20
    6.000% due 2016                                               1,000    1,047
    8.500% due 2025                                                  10       11
    7.000% due 2028                                               1,604    1,688
    7.500% due 2028                                               1,821    1,948
    6.500% due 2029                                               1,199    1,253
Federal National Mortgage Association
    5.000% 15 Year TBA (##)                                       6,000    6,143
    5.500% 15 Year TBA (##)                                       5,000    5,208
    5.500% 30 Year TBA (##)                                       7,500    7,673
    6.000% 30 Year TBA (##)                                       3,400    3,535
    6.500% 30 Year TBA (##)                                      10,000   10,456
    6.000% due 2009                                                  48       51
    6.000% due 2011                                                  62       66
    5.500% due 2014                                                  83       87
    6.500% due 2014                                               2,554    2,714
    7.500% due 2015                                                 359      384
    6.000% due 2016                                                 851      893
    6.500% due 2016                                               2,747    2,910
    8.000% due 2023                                                   1        1
    8.500% due 2024                                                   5        5
    9.000% due 2025                                               1,923    2,094
    9.000% due 2026                                                  17       19
    7.500% due 2027                                               1,517    1,622
    7.000% due 2029                                                  16       16
    7.500% due 2030                                                  21       23
    8.000% due 2031                                                 900      970
    8.500% due 2031                                                 921      993
    6.500% due 2032                                               6,354    6,641

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1998-C1 Class A1
    6.411% due 05/15/30                                           1,038    1,101
Government National
   Mortgage Association
    6.000% 30 Year TBA (##)                                       5,000    5,227
    6.500% 30 Year TBA (##)                                       4,600    4,844
Government National Mortgage
   Association I
    7.000% 30 Year TBA (##)                                       2,725    2,895
    8.000% due 2008                                                  35       38
    8.000% due 2012                                                 383      414
   10.000% due 2013                                                   7        8
   10.000% due 2014                                                   1        2
    7.500% due 2022                                                   3        4
    7.000% due 2023                                                 718      769
    7.500% due 2023                                                   7        7
    6.500% due 2024                                                  15       16
    7.500% due 2024                                                 263      282
    8.500% due 2025                                                  50       55
    7.500% due 2027                                                 131      141
    6.000% due 2028                                                 225      236
    6.500% due 2028                                                 790      834
    7.000% due 2028                                                 165      176
    7.500% due 2028                                                 290      309
    8.500% due 2028                                                 677      739
    6.500% due 2029                                                 278      293
    7.500% due 2029                                                 146      156
    8.000% due 2029                                                 276      298
    8.500% due 2029                                                  88       94
    7.500% due 2030                                                 358      382
    8.000% due 2030                                                 494      533
    8.500% due 2030                                                 305      327
    7.500% due 2032                                                 235      251
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A2
    7.950% due 01/15/10                                           2,960    3,604
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
    6.590% due 03/15/30                                             385      439
Residential Asset Securities Corp.
   Series 2001-KS3 Class AI3
    5.180% due 07/25/27                                           1,500    1,528
   Series 2002-KS1 Class AI3
    4.988% due 02/25/27                                           1,000    1,032
Salomon Brothers Mortgage Securities VII
   Series 2001-C1 Class A3
    6.428% due 12/18/35                                             600      679
                                                                         -------
                                                                         157,415
                                                                         -------

UNITED STATES GOVERNMENT
AGENCIES - 14.5%
Federal Home Loan Bank System
    1.619% due 01/21/05 (^^)                                      5,000    5,000
    3.750% due 05/12/10                                           5,000    5,014
Federal Home Loan Mortgage Corp.
    6.750% due 03/15/31                                             650      794
Federal National Mortgage Association
    1.750% due 07/02/04                                           3,000    3,003
    2.125% due 11/26/04                                           6,000    6,036
    2.750% due 11/14/05                                           6,000    6,033
    5.250% due 04/15/07                                           6,300    6,943
    6.125% due 03/15/12                                           4,500    5,202
    2.465% due 02/25/22 (^^)                                      6,000    6,000
Financing Corp. Fico
    9.400% due 02/08/18                                             500      740
                                                                         -------
                                                                          44,765
                                                                         -------

UNITED STATES GOVERNMENT
TREASURIES - 15.8%
United States Treasury Inflation
   Indexed Bonds
    3.875% due 04/15/29                                           3,967    5,113
    3.375% due 04/15/32                                           1,123    1,377
United States Treasury Note
    3.250% due 08/15/07                                           2,570    2,649
    3.000% due 02/15/08                                          11,800   11,980
    4.375% due 08/15/12                                             750      792
    4.000% due 11/15/12                                           7,975    8,180
    3.875% due 02/15/13                                           2,750    2,790
    8.125% due 08/15/19                                           2,995    4,249
    8.125% due 05/15/21                                           2,275    3,258
    8.125% due 08/15/21                                           2,170    3,112
    7.125% due 02/15/23                                           3,005    3,945
    6.750% due 08/15/26                                           1,100    1,404
                                                                         -------
                                                                          48,849
                                                                         -------

TOTAL LONG-TERM INVESTMENTS
(cost $328,874)                                                          341,501
                                                                         -------

                                                               NOTIONAL
                                                                AMOUNT
                                                                (000)
                                                                  $
                                                              ---------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Jun 2003 98.75 Call (100)                                     24,688       26
   Dec 2004 98.75 Call (336)                                     80,220      229
                                                                         -------

TOTAL OPTIONS PURCHASED
(cost $327)                                                                  255
                                                                         -------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
SHORT-TERM INVESTMENTS - 28.9%
Amsterdam Funding Corp.
    1.270% due 03/20/03 (~)(@@)                                  14,000   13,991
Asset Securitization Cooperation Corp.
    1.260% due 03/07/03 (~)(@@)                                  13,000   12,980
Falcon Asset Securitization Corp.
    1.260% due 03/07/03 (~)(@@)                                  14,000   13,997
Federated Investors Prime Cash
   Obligation Fund (C)                                            8,581    8,581
Jupiter Securitization Corp.
   Commercial Paper
    1.260% due 03/19/03 (~)(@@)                                   2,025    2,024
Liberty Street Funding Corp.
   Years 1&2 Commercial Paper
    1.270% due 03/17/03 (~)(@@)                                  11,000   10,994
Liberty Street Funding Corp.
   Years 1&2 Commercial Paper
    1.270% due 03/24/03 (~)(@@)                                   4,000    3,997
Stellar Funding Group, Inc.
   Yrs 1&2 Commercial Paper
    1.260% due 03/06/03 (~)(@@)                                   7,000    6,999
Thunder Bay Funding, Inc.
    1.260% due 03/10/03 (~)(@@)                                  12,000   11,996
Thunder Bay Funding, Inc.
    1.260% due 03/20/03 (~)(@@)                                   3,000    2,998
United States Treasury Bill
    1.130% due 03/27/03 (~)(@@)(!!)                                 700      699
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(cost $89,256)                                                            89,256
                                                                        --------
TOTAL INVESTMENTS - 139.6%
(identified cost $418,457)                                               431,012

OTHER ASSETS AND LIABILITIES,
NET - (39.6%)                                                           (122,179)
                                                                        --------

NET ASSETS - 100.0%                                                      308,833
                                                                        ========

                                                                         UNREALIZED
                                                           NOTIONAL    APPRECIATION
                                                            AMOUNT     (DEPRECIATION)
FUTURES CONTRACTS                                           (000)          (000)
(Number of Contracts)                                         $              $
                                                           ---------   --------------
LONG POSITIONS
United States Treasury
   5 Year Notes
   expiration date 03/03 (67)                                  7,659               85

United States Treasury
   10 Year Notes
   expiration date 03/03 (23)                                  2,685               67

SHORT POSITIONS
Eurodollar Futures
   expiration date 03/03 (4)                                     987               --
   expiration date 06/03 (4)                                     988               --
   expiration date 09/03 (3)                                     740               (1)
   expiration date 12/03 (3)                                     739               (1)
   expiration date 03/05 (1)                                     242               (1)

Federal Funds Futures
   expiration date 05/03 (60)                                 24,713                5

Three Month LIBOR Swap
   5 Year Futures
   expiration date 03/03 (75)                                  8,503             (103)

Three Month LIBOR Swap
   10 Year Futures
   expiration date 03/03 (45)                                  5,179             (100)
                                                                       --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                            (49)
                                                                       ==============

                                                              NOTIONAL   MARKET
                                                               AMOUNT    VALUE
OPTIONS WRITTEN                                                (000)     (000)
(Number of Contracts)                                            $         $
                                                              --------   -------
Eurodollar Futures
   Dec 2004 96.50 Put (168)                                      40,530     (208)
                                                                         -------
Total Liability for Options Written
   (premiums received $266)                                                 (208)
                                                                         =======

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.
See accompanying notes which are an integral part of the financial statements.

SSgA
BOND MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $418,457)                                                       $    431,012
Receivables:
   Dividends and interest                                                                                     2,551
   Investments sold                                                                                           8,492
   Fund shares sold                                                                                             444
Prepaid expenses                                                                                                  1
                                                                                                       ------------

     Total assets                                                                                           442,500

LIABILITIES
Payables:
   Investments purchased                                                                $    129,225
   Fund shares redeemed                                                                        4,115
   Accrued fees to affiliates                                                                    103
   Other accrued expenses                                                                          4
   Daily variation margin on futures contracts                                                    12
Options written, at market value (premiums received $266)                                        208
                                                                                        ------------

     Total liabilities                                                                                      133,667
                                                                                                       ------------

NET ASSETS                                                                                             $    308,833
                                                                                                       ============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                  $        710
Accumulated net realized gain (loss)                                                                          3,264
Unrealized appreciation (depreciation) on:
   Investments                                                                                               12,555
   Futures contracts                                                                                            (49)
   Options written                                                                                               58
Shares of beneficial interest                                                                                    29
Additional paid-in capital                                                                                  292,266
                                                                                                       ------------

NET ASSETS                                                                                             $    308,833
                                                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
  ($308,833,068 divided by 29,491,187 shares of $.001 par value
     shares of beneficial interest outstanding)                                                        $      10.47
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
BOND MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                            $      6,276
   Dividends                                                                                                    132
                                                                                                       ------------

     Total investment income                                                                                  6,408

EXPENSES
   Advisory fees                                                                        $        441
   Administrative fees                                                                            63
   Custodian fees                                                                                 79
   Distribution fees                                                                              39
   Transfer agent fees                                                                            24
   Professional fees                                                                               3
   Registration fees                                                                              15
   Shareholder servicing fees                                                                     53
   Trustees' fees                                                                                 10
   Miscellaneous                                                                                  11
                                                                                        ------------

   Expenses before reductions                                                                    738
   Expense reductions                                                                            (16)
                                                                                        ------------

     Expenses, net                                                                                              722
                                                                                                       ------------

Net investment income (loss)                                                                                  5,686
                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                 4,190
   Futures contracts                                                                             362
   Options written                                                                               142          4,694
                                                                                        ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                 3,574
   Futures contracts                                                                            (467)
   Options written                                                                                64          3,171
                                                                                        ------------   ------------

Net realized and unrealized gain (loss)                                                                       7,865
                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                  $     13,551
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
BOND MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                                  FOR THE SIX
                                                                                                  MONTHS ENDED      FOR THE FISCAL
                                                                                                FEBRUARY 28, 2003     YEAR ENDED
                                                                                                    (UNAUDITED)    AUGUST 31, 2002
                                                                                                -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                                 $           5,686  $        13,584
   Net realized gain (loss)                                                                                 4,694            6,082
   Net change in unrealized appreciation (depreciation)                                                     3,171            2,518
                                                                                                -----------------  ---------------
     Net increase (decrease) in net assets from operations                                                 13,551           22,184
                                                                                                -----------------  ---------------
DISTRIBUTIONS
   From net investment income                                                                              (6,346)         (14,144)
   From net realized gain                                                                                  (5,319)              --
                                                                                                -----------------  ---------------

     Net decrease in net assets from distributions                                                        (11,665)         (14,144)
                                                                                                -----------------  ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                           19,671           (8,105)
                                                                                                -----------------  ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                                21,557              (65)

NET ASSETS
   Beginning of period                                                                                    287,276          287,341
                                                                                                -----------------  ---------------
   End of period (including undistributed/(overdistributed) net investment income of
     $710 and $1,370, respectively)                                                             $         308,833  $       287,276
                                                                                                =================  ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
BOND MARKET FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                              ------------------------------------------------------------------
                                                   2003*        2002**        2001           2000         1999          1998
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.42    $    10.16    $     9.70    $     9.63    $    10.35    $     9.97
                                                ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                     .20           .48           .57           .58           .54           .55
   Net realized and unrealized gain (loss)             .27           .28           .54           .06          (.52)          .40
                                                ----------    ----------    ----------    ----------    ----------    ----------

     Total income (loss) from operations               .47           .76          1.11           .64           .02           .95
                                                ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
   From net investment income                         (.23)         (.50)         (.65)         (.57)         (.54)         (.54)
   From net realized gain                             (.19)           --            --            --          (.20)         (.03)
                                                ----------    ----------    ----------    ----------    ----------    ----------

     Total distributions                              (.42)         (.50)         (.65)         (.57)         (.74)         (.57)
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $    10.47    $    10.42    $    10.16    $     9.70    $     9.63    $    10.35
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                   4.63          7.76         11.87          6.92           .07          9.86

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)        308,833       287,276       287,341       325,627       269,284       190,151

   Ratios to average net assets (%)(c):
     Operating expenses, net (d)                       .49           .49           .46           .48           .50           .48
     Operating expenses, gross (d)                     .50           .49           .46           .48           .50           .52
     Net investment income                            3.87          4.71          5.75          6.09          5.50          5.74

   Portfolio turnover rate (%)(b)                   258.99        532.00        388.98        248.34        327.83        300.77

*   For the six months ended February 28, 2003 (Unaudited).
** Per "Revised AICPA Audit and Accounting Guide", the funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain(loss). See Note 2.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
LONG-TERM INVESTMENTS - 99.8%
ASSET-BACKED SECURITIES - 2.9%
Delta Air Lines, Inc
    6.619% due 03/18/11                                              17       16
Discover Card Master Trust I
   Series 1998-7 Class A
    5.600% due 05/16/06                                             500      515
Ikon Receivables LLC
   Series 2002-1 Class A4
    4.680% due 11/15/09                                             270      283
Providian Master Trust
   Series 2000-1 Class A
    7.490% due 08/17/09                                              90       96
TRAINS
    5.936% due 01/25/07                                           1,374    1,476
    6.961% due 01/15/12                                           1,314    1,472
                                                                         -------
                                                                           3,858
                                                                         =======
CORPORATE BONDS AND NOTES - 31.0%
Abbott Laboratories
    5.125% due 07/01/04                                             145      152
ABN Amro Bank NV
    7.550% due 06/28/06                                             100      115
Alabama Power Co.
   Series N
    4.875% due 09/01/04                                              75       78
Albertson's, Inc.
    7.500% due 02/15/11                                             150      176
Alcan, Inc.
    4.875% due 09/15/12                                              10       10
Alcoa, Inc.
    5.875% due 06/01/06                                              60       66
    7.375% due 08/01/10                                              80       95
Alliance Capital Management, LP
    5.625% due 08/15/06                                             100      106
Allstate Corp. (The)
    7.200% due 12/01/09                                              90      107
Alltel Corp.
    7.000% due 07/01/12                                              40       47
Altria Group, Inc.
    7.000% due 07/15/05                                             125      137
Amerada Hess Corp.
    6.650% due 08/15/11                                             150      163
American Express Co.
    5.500% due 09/12/06                                              65       71
    3.750% due 11/20/07                                              40       41
American General Finance Corp.
   Series MTNF
    5.875% due 07/14/06                                              50       54
   Series MTNH
    5.375% due 10/01/12                                             125      130
Anadarko Finance Co.
   Series B
    6.750% due 05/01/11                                             150      171
Anheuser-Busch Cos., Inc.
    6.000% due 04/15/11                                              75       85
AOL Time Warner, Inc.
    6.875% due 05/01/12                                             100      105
Apache Corp.
    6.250% due 04/15/12                                              20       23
Archstone-Smith Operating Trust
    5.000% due 08/15/07                                              10       10
Arizona Public Service
    6.375% due 10/15/11                                              50       54
AT&T Corp.
    7.000% due 11/15/06                                             250      267
    6.000% due 03/15/09                                              50       50
AT&T Wireless Services, Inc.
    7.875% due 03/01/11                                             200      213
    8.125% due 05/01/12                                             100      108
Bank of America Corp.
    7.125% due 09/15/06                                             215      245
    5.250% due 02/01/07                                              15       16
    7.400% due 01/15/11                                             250      298
Bank of New York Co., Inc. (The)
    6.375% due 04/01/12                                              30       34
Series MTNE
    3.900% due 09/01/07                                              25       26
Bank One Corp.
    6.500% due 02/01/06                                             200      223
    4.125% due 09/01/07                                             300      312
Bank United
   Series MTNA
    8.000% due 03/15/09                                              90      106
BankAmerica Corp.
    7.200% due 04/15/06                                             195      219
BB&T Corp.
    4.750% due 10/01/12                                              60       61
Bear Stearns Cos., Inc. (The)
    7.000% due 03/01/07                                              25       29
    6.750% due 12/15/07                                             190      218
BellSouth Corp.
    5.000% due 10/15/06                                             175      188
    6.000% due 10/15/11                                             100      111
Boeing Capital Corp.
    6.500% due 02/15/12                                             250      270
Bristol-Myers Squibb Co.
    4.750% due 10/01/06                                             190      202
Burlington Northern Santa Fe Corp.
    6.125% due 03/15/09                                              75       85
Campbell Soup Co.
    6.750% due 02/15/11                                              60       69

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Canadian Natural Resources, Ltd.
    5.450% due 10/01/12                                               5        5
Capital One Bank
   Series BKNT
    8.250% due 06/15/05                                             115      120
Cardinal Health, Inc.
    6.750% due 02/15/11                                              40       46
Caterpillar Financial Services Corp.
    5.950% due 05/01/06                                             250      274
Cendant Corp.
    7.375% due 01/15/13                                              20       21
Centerior Energy Corp.
   Series B
    7.670% due 07/01/04                                              80       85
CenturyTel, Inc.
    7.875% due 08/15/12                                              25       30
Chevron Phillips Chemical Co. LLC
    7.000% due 03/15/11                                              80       89
ChevronTexaco Capital Co.
    3.500% due 09/17/07                                             100      102
Chubb Corp.
    6.000% due 11/15/11                                             225      240
Cincinnati Gas & Electric
    5.700% due 09/15/12                                              20       21
Cingular Wireless LLC
    5.625% due 12/15/06                                              25       27
CIT Group, Inc.
    6.500% due 02/07/06                                             150      160
    7.375% due 04/02/07                                              25       28
    5.750% due 09/25/07                                             100      105
    7.750% due 04/02/12                                             125      143
Citigroup, Inc.
    5.500% due 08/09/06                                           1,200    1,312
    5.625% due 08/27/12                                             400      431
Citizens Communications Co.
    9.250% due 05/15/11                                              90      111
Clear Channel Communications, Inc.
    7.875% due 06/15/05                                              85       94
    6.000% due 11/01/06                                              10       11
Coca-Cola Co. (The)
    5.750% due 03/15/11                                              35       39
Coca-Cola Enterprises, Inc.
    5.250% due 05/15/07                                             100      108
    4.375% due 09/15/09                                              15       16
Comcast Cable Communications
    6.375% due 01/30/06                                             100      107
Computer Sciences Corp.
    6.750% due 06/15/06                                              60       67
ConAgra Foods, Inc.
    6.750% due 09/15/11                                             200      231
Consolidated Edison Co. of New York
   Series 97-B
    6.450% due 12/01/07                                              75       85
Consolidated Natural Gas Co.
    7.250% due 10/01/04                                              35       38
   Series C
    6.250% due 11/01/11                                             125      139
Constellation Energy Group, Inc.
    6.125% due 09/01/09                                              80       86
Coors Brewing Co.
    6.375% due 05/15/12                                              20       23
Countrywide Home Loans, Inc.
   Series MTNJ
    5.500% due 08/01/06                                             110      119
   Series MTNK
    5.500% due 02/01/07                                             175      188
    5.625% due 05/15/07                                              30       32
COX Communications, Inc.
    7.750% due 11/01/10                                             100      117
    7.125% due 10/01/12                                              50       57
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                                             200      218
CSX Corp.
    6.750% due 03/15/11                                             100      114
    6.300% due 03/15/12                                             100      112
DaimlerChrysler NA Holding Corp.
    6.400% due 05/15/06                                             445      481
Deere & Co.
    6.550% due 07/15/04                                             130      138
Delphi Corp.
    6.550% due 06/15/06                                              35       37
    6.500% due 05/01/09                                              10       11
Deluxe Corp.
    5.000% due 12/15/12                                              25       26
Deutsche Bank Financial, Inc.
    6.700% due 12/13/06                                              50       56
    7.500% due 04/25/09                                              45       53
Devon Financing Corp. ULC
    6.875% due 09/30/11                                             100      114
Diageo Capital PLC
    3.500% due 11/19/07                                              15       15
Dominion Resources, Inc.
   Series B
    6.250% due 06/30/12                                              70       76
Donaldson Lufkin & Jenrette, Inc. - DLJ
    6.875% due 11/01/05                                             150      165
Dow Chemical Co. (The)
    7.000% due 08/15/05                                              40       43
    5.750% due 12/15/08                                             100      105
    5.750% due 11/15/09                                              50       52
DTE Energy Co.
    6.450% due 06/01/06                                              75       82
Du Pont EI de Nemours & Co.
    3.375% due 11/15/07                                              40       41
    6.875% due 10/15/09                                             115      136

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Duke Energy Corp.
    6.250% due 01/15/12                                              75       79
Duke Energy Field Services LLC
    5.750% due 11/15/06                                             125      127
Eastman Chemical Co.
    7.000% due 04/15/12                                              30       34
Eli Lilly & Co.
    6.000% due 03/15/12                                             100      113
Emerson Electric Co.
    7.875% due 06/01/05                                              90      101
EOP Operating, LP
    7.750% due 11/15/07                                             150      173
    7.000% due 07/15/11                                              40       45
Equity Residential
    6.625% due 03/15/12                                              40       45
Exelon Generation Co. LLC
    6.950% due 06/15/11                                              95      105
Federated Department Stores
    8.500% due 06/01/10                                             100      121
FedEx Corp.
    7.250% due 02/15/11                                              25       29
Firstar Bank NA
    7.125% due 12/01/09                                             200      238
FirstEnergy Corp.
   Series B
    6.450% due 11/15/11                                              50       51
Fleet National Bank
   Series BKNT
    5.750% due 01/15/09                                             225      248
FleetBoston Financial Corp.
    4.875% due 12/01/06                                              15       16
Ford Motor Credit Co.
    6.875% due 02/01/06                                             250      254
    6.500% due 01/25/07                                             550      548
    7.375% due 02/01/11                                             900      874
FPL Group Capital, Inc.
    7.625% due 09/15/06                                              55       62
Gannett Co., Inc.
    6.375% due 04/01/12                                              45       52
General Electric Capital Corp.
   Series MTNA
    2.850% due 01/30/06                                             200      202
    4.625% due 09/15/09                                              25       26
    5.875% due 02/15/12                                             700      757
    6.000% due 06/15/12                                             450      491
General Mills, Inc.
    6.000% due 02/15/12                                             150      166
General Motors Acceptance Corp.
    7.625% due 06/15/04                                             150      158
    6.750% due 01/15/06                                             635      669
    6.125% due 09/15/06                                              75       78
    6.125% due 08/28/07                                             250      257
    5.850% due 01/14/09                                              70       69
Goldman Sachs Group, Inc.
    7.625% due 08/17/05                                             525      590
    6.650% due 05/15/09                                              50       57
Goodrich Corp.
    7.625% due 12/15/12                                              30       32
GTE Corp.
    6.460% due 04/15/08                                              30       33
Harrah's Operating Co., Inc.
    7.500% due 01/15/09                                              50       56
Hartford Financial Services Group, Inc.
    4.700% due 09/01/07                                              35       36
Hewlett-Packard Co.
    7.150% due 06/15/05                                              95      104
HJ Heinz Co. Step Up Bond
    7.125% due 07/15/11                                              70       82
Honeywell International, Inc.
    6.875% due 10/03/05                                              55       61
    5.125% due 11/01/06                                              55       59
Household Finance Corp.
    8.000% due 05/09/05                                             235      260
    6.500% due 01/24/06                                             240      261
    5.750% due 01/30/07                                              50       54
    6.875% due 03/01/07                                             100      112
    6.400% due 06/17/08                                              75       83
    8.000% due 07/15/10                                             150      177
Indiana Michigan Power Co.
   Series C
    6.125% due 12/15/06                                              40       43
International Business Machines Corp.
    4.875% due 10/01/06                                             500      537
International Lease Finance Corp.
    5.750% due 10/15/06                                             165      175
   Series MTNM
    5.700% due 07/03/06                                              75       79
International Paper Co.
    6.750% due 09/01/11                                             130      147
Interpublic Group Cos., Inc.
    7.250% due 08/15/11                                              35       32
John Deere Capital Corp.
    3.900% due 01/15/08                                              15       15
    7.000% due 03/15/12                                              50       58
    5.100% due 01/15/13                                              15       15
JP Morgan & Co., Inc.
    6.700% due 11/01/07                                              75       85
JP Morgan Chase & Co.
    5.250% due 05/30/07                                              50       54
    7.875% due 06/15/10                                             350      414
    6.750% due 02/01/11                                             175      196
    6.625% due 03/15/12                                             100      112
Kellogg Co.
   Series B
    6.000% due 04/01/06                                             100      110

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Kerr-McGee Corp.
    6.875% due 09/15/11                                              75       84
KeyBank National Association
   Series BKNT
    7.000% due 02/01/11                                             100      116
KeySpan Corp.
    6.150% due 06/01/06                                             200      220
KFW International Finance
   Series DTC
    4.250% due 04/18/05                                              65       68
    4.750% due 01/24/07                                             650      701
Kimberly-Clark Corp.
    5.625% due 02/15/12                                               5        6
Kinder Morgan Energy Partners, LP
    7.125% due 03/15/12                                             100      115
Kinder Morgan, Inc.
    6.500% due 09/01/12                                              60       65
Kraft Foods, Inc.
    4.625% due 11/01/06                                             110      117
    5.250% due 06/01/07                                             100      108
    5.625% due 11/01/11                                              10       11
Kroger Co.
    6.800% due 04/01/11                                             250      279
Lehman Brothers Holdings, Inc.
    6.250% due 05/15/06                                             450      498
Lenfest Communications, Inc.
    8.375% due 11/01/05                                             100      111
Lockheed Martin Corp.
    8.200% due 12/01/09                                             125      155
Lowe's Cos., Inc.
    8.250% due 06/01/10                                              30       37
Marathon Oil Corp.
    5.375% due 06/01/07                                              75       80
Marsh & McLennan Cos., Inc.
    5.375% due 03/15/07                                             100      108
Masco Corp.
    5.875% due 07/15/12                                              95      102
May Department Stores Co. (The)
    8.000% due 07/15/12                                              30       37
MBNA Corp.
    6.250% due 01/17/07                                             150      158
McDonald's Corp.
   Series MTNG
    5.375% due 04/30/07                                             100      108
MeadWestvaco Corp.
    6.850% due 04/01/12                                             100      113
Mellon Funding Corp.
    7.500% due 06/15/05                                             150      169
Merck & Co., Inc.
    4.375% due 02/15/13                                              75       76
Merrill Lynch & Co., Inc.
   Series MTNB
    4.000% due 11/15/07                                             400      408
Midamerican Funding LLC
    6.339% due 03/01/09                                             150      160
Monsanto Co.
    7.375% due 08/15/12                                              10       11
Morgan Stanley
    7.750% due 06/15/05                                             300      337
    5.800% due 04/01/07                                             400      438
Morgan Stanley Tracers
    5.878% due 03/01/07                                           1,450    1,559
    6.799% due 06/15/12                                           1,500    1,669
Motorola, Inc.
    6.750% due 02/01/06                                              20       21
    8.000% due 11/01/11                                             100      107
National Rural Utilities
   Cooperative Finance
    5.250% due 07/15/04                                             210      220
    5.500% due 01/15/05                                              50       53
Niagara Mohawk Power Corp.
   Series G
    7.750% due 10/01/08                                              75       88
Nisource Finance Corp.
    7.625% due 11/15/05                                              75       83
Norfolk Southern Corp.
    8.375% due 05/15/05                                             140      157
Northrop Grumman Corp.
    7.125% due 02/15/11                                             150      173
Occidental Petroleum Corp.
    6.750% due 01/15/12                                             150      172
Ocean Energy, Inc.
    4.375% due 10/01/07                                              15       15
Oesterreichische Kontrollbank AG
    5.125% due 03/20/07                                             125      136
Oncor Electric Delivery Co.
    6.375% due 05/01/12                                              25       27
Pemex Project Funding Master Trust
   Step Up Bond
    8.375% due 02/01/09                                             100      109
Pepco Holdings, Inc.
    6.450% due 08/15/12                                              25       27
Pfizer, Inc.
    3.300% due 03/02/09                                              75       75
Pitney Bowes, Inc.
    4.625% due 10/01/12                                              45       46
PNC Funding Corp.
    5.750% due 08/01/06                                             150      164
    7.500% due 11/01/09                                             150      177
Powergen US Funding LLC
    4.500% due 10/15/04                                             100      103
PPL Electric Utilities Corp.
    6.250% due 08/15/09                                              30       34
Praxair, Inc.
    6.375% due 04/01/12                                              50       57

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Procter & Gamble Co.
    4.750% due 06/15/07                                             150      161
Progress Energy, Inc.
    6.750% due 03/01/06                                             100      109
    5.850% due 10/30/08                                             100      107
PSEG Power LLC
    6.875% due 04/15/06                                             150      165
Public Service Co. of Co.lorado
    7.875% due 10/01/12                                              90      108
Raytheon Co.
    8.300% due 03/01/10                                             150      178
    5.500% due 11/15/12                                              35       36
Rohm & Haas Co.
    6.950% due 07/15/04                                              30       32
Safeway, Inc.
    6.500% due 03/01/11                                             200      222
Sara Lee Corp.
    6.250% due 09/15/11                                              60       68
SBC Communications, Inc.
    5.750% due 05/02/06                                             260      283
Sears Roebuck Acceptance
    7.000% due 02/01/11                                             120      118
    6.700% due 04/15/12                                              50       48
Simon Property Group, LP
    6.375% due 11/15/07                                             120      131
SLM Corp.
    5.125% due 08/27/12                                              50       52
   Series MTNA
    5.625% due 04/10/07                                              20       22
Southern Co. Capital Funding, Inc.
   Series A
    5.300% due 02/01/07                                             100      106
Sprint Capital Corp.
    7.125% due 01/30/06                                             210      209
    6.375% due 05/01/09                                              90       84
St. Paul Cos
    5.750% due 03/15/07                                              50       53
Suntrust Bank
   Series BKNT
    6.375% due 04/01/11                                             100      114
Swiss Bank Corp. NY
    7.250% due 09/01/06                                             100      115
Tampa Electric Co.
    6.375% due 08/15/12                                              35       38
Target Corp.
    7.500% due 08/15/10                                             150      180
    5.875% due 03/01/12                                             100      110
Tele-Communications-TCI Group
    7.250% due 08/01/05                                             100      107
Textron Financial Corp.
    5.875% due 06/01/07                                              40       43
Textron, Inc.
    6.000% due 11/20/09                                              50       54
Time Warner, Inc.
    7.750% due 06/15/05                                             150      161
    8.110% due 08/15/06                                             100      110
Toyota Motor Credit Corp.
    5.500% due 12/15/08                                             100      109
Transocean, Inc.
    9.500% due 12/15/08                                              15       19
TRW, Inc.
    6.625% due 06/01/04                                              80       84
    7.125% due 06/01/09                                              10       12
Tyson Foods, Inc.
    6.625% due 10/01/04                                              50       53
    8.250% due 10/01/11                                              50       60
UFJ Bank, Ltd.
    7.400% due 06/15/11                                             120      124
Unilever Capital Corp.
    6.875% due 11/01/05                                              70       78
    7.125% due 11/01/10                                              75       90
Union Oil Co. Of California
    5.050% due 10/01/12                                              40       41
Union Pacific Corp.
    7.375% due 09/15/09                                             150      179
Union Planters Bank NA
    5.125% due 06/15/07                                              50       53
United Technologies Corp.
    6.100% due 05/15/12                                              90      102
Valero Energy Corp.
    6.875% due 04/15/12                                             100      106
Verizon Global Funding Corp.
    6.750% due 12/01/05                                             410      454
    6.875% due 06/15/12                                              65       74
    7.375% due 09/01/12                                              50       59
   Series *
    6.125% due 06/15/07                                             100      110
Verizon Wireless Capital LLC
    5.375% due 12/15/06                                              60       64
Verizon/New England
    6.500% due 09/15/11                                              50       56
Viacom, Inc.
    7.750% due 06/01/05                                             200      223
    6.400% due 01/30/06                                             100      111
Virginia Electric and Power Co.
    4.750% due 03/01/13                                              50       50
Vornado Realty Trust
    5.625% due 06/15/07                                              20       21
Wachovia Bank NA/Charlotte
   Series BKNT
    7.800% due 08/18/10                                             175      215
Wachovia Corp.
    4.950% due 11/01/06                                             200      216
    6.400% due 04/01/08                                              20       23
    5.625% due 12/15/08                                              35       39

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Wal-Mart Stores, Inc.
    6.875% due 08/10/09                                             300      356
Walt Disney Co.
    4.500% due 09/15/04                                              75       77
    7.300% due 02/08/05                                             150      163
Washington Mutual, Inc.
    5.625% due 01/15/07                                             150      163
Wells Fargo
   Series *
    6.625% due 07/15/04                                             200      213
Wells Fargo Bank NA
    6.450% due 02/01/11                                             285      325
Wells Fargo Financial, Inc.
    7.000% due 11/01/05                                             250      281
Weyerhaeuser Co.
    6.125% due 03/15/07                                             225      244
Wyeth
    6.700% due 03/15/11                                             150      169
                                                                         -------
                                                                          41,053
                                                                         =======
INTERNATIONAL DEBT - 7.5%
ACE, Ltd.
    6.000% due 04/01/07                                             100      107
Asian Development Bank
    4.875% due 02/05/07                                             250      269
Bank of Tokyo-Mitsubishi, Ltd. (The)
    8.400% due 04/15/10                                              50       61
BP Capital Markets PLC
    4.625% due 05/27/05                                             150      160
British Telecommunications PLC
    7.875% due 12/15/05                                             150      169
Burlington Resources Finance Co.
    5.600% due 12/01/06                                              75       82
Canadian Government Bond
    6.375% due 07/21/05                                              55       61
    6.750% due 08/28/06                                             175      200
Chile Government International Bond
    5.625% due 07/23/07                                              50       53
    6.875% due 04/28/09                                             100      112
Conoco Funding Co.
    5.450% due 10/15/06                                             190      207
Corp Andina de Fomento CAF
   Series EXCH
    6.875% due 03/15/12                                             225      233
Deutsche Ausgleichsbank
    7.000% due 06/23/05                                             130      144
Deutsche Telekom International
   Finance BV
    8.250% due 06/15/05                                             225      247
    8.500% due 06/15/10                                              10       12
Diageo Capital PLC
    7.250% due 11/01/09                                             100      119
European Investment Bank
    4.625% due 03/01/07                                             650      699
   Series DTC
    5.625% due 01/24/06                                             150      165
Finland Government International Bond
    5.875% due 02/27/06                                              15       17
    4.750% due 03/06/07                                             115      124
France Telecom
    8.700% due 03/01/06                                             200      225
Grupo Televisa SA
    8.000% due 09/13/11                                             110      114
Hellenic Republic Government
   International Bond
    6.950% due 03/04/08                                              20       23
HSBC Holdings PLC
    7.500% due 07/15/09                                             150      177
Instituto de Credito Oficial
    4.625% due 11/29/06                                              95      101
Inter-American Development Bank
    5.375% due 01/18/06                                             600      654
    6.625% due 03/07/07                                             125      144
    4.375% due 09/20/12                                              20       21
International Bank for Reconstruction
   & Development
    4.750% due 04/30/04                                             250      259
    4.375% due 09/28/06                                             610      653
International Finance Corp.
    4.750% due 04/30/07                                             100      107
Italy Government International Bond
    4.375% due 10/25/06                                             400      425
    5.625% due 06/15/12                                             275      309
Korea Development Bank
    5.250% due 11/16/06                                             150      158
    4.250% due 11/13/07                                              15       15
Korea Government International Bond
    8.875% due 04/15/08                                             100      122
Kowloon Canton Railway Corp.
    8.000% due 03/15/10                                              90      111
Landwirtschaftliche Rentenbank
    3.375% due 11/15/07                                             150      151
Malaysia Government International Bond
    7.500% due 07/15/11                                             110      128
Mexico Government International Bond
    9.875% due 01/15/07                                             100      120
    9.875% due 02/01/10                                             190      231
    8.375% due 01/14/11                                             205      232
    7.500% due 01/14/12                                              50       54
MTR Corp.
    7.500% due 02/04/09                                              60       71
New Brunswick Province of
    3.500% due 10/23/07                                              50       51

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Nordic Investment Bank
    2.750% due 01/11/06                                             100      102
Petrobras International Finance Co. -
   PIFCO
    9.750% due 07/06/11                                              25       24
Petroleos Mexicanos
   Step Up Bond
    7.000% due 02/01/05                                             250      266
Poland Government
   International Bond
    6.250% due 07/03/12                                              50       56
Potash Corp. of Saskatchewan
    7.125% due 06/15/07                                               5        6
Province of British Columbia
    4.625% due 10/03/06                                              60       64
Province of Manitoba
    4.250% due 11/20/06                                              65       69
Province of Ontario
    2.625% due 12/15/05                                             100      101
    6.000% due 02/21/06                                             200      222
Province of Quebec
    7.000% due 01/30/07                                             100      116
    5.750% due 02/15/09                                             100      112
Royal KPN NV
    8.000% due 10/01/10                                             100      118
Santander Central Hispano
   Issuances, Ltd.
    7.625% due 09/14/10                                             110      128
SMBC International Finance NV
    8.500% due 06/15/09                                              60       72
South Africa Government
   International Bond
    7.375% due 04/25/12                                             115      130
Stora Enso Oyj
    7.375% due 05/15/11                                               5        6
Telefonica Europe BV
    7.750% due 09/15/10                                             150      177
Vodafone Group PLC
    7.625% due 02/15/05                                             200      220
                                                                          ------
                                                                           9,886
                                                                          ======

MORTGAGE-BACKED SECURITIES - 7.1%
Bear Stearns Commercial
   Mortgage Securities
   Series 2001-TOP2 Class A2
    6.480% due 02/15/35                                             330      377
   Series 2002-TOP6 Class A2
    6.460% due 10/15/36                                             315      360
   Series 2002-TOP6 Class X2
    0.674% due 10/15/36                                           5,666      181
COMM
   Series 1999-1 Class A1
    6.145% due 05/15/32                                             383      412
CS First Boston Mortgage
   Securities Corp.
   Series 2001-CK1 Class A3
    6.380% due 12/16/35                                             500      562
Federal National Mortgage Association
    5.000%                                                        2,500    2,559
    5.500% 30 Year TBA (##)                                       1,900    1,944
First Union National Bank
   Commercial Mortgage
   Series 2001-C4 Class A2
   6.223% due 12/12/33                                              315      354
GMAC Commercial Mortgage
   Securities, Inc.
   Series 2001-C1 Class A2
    6.465% due 04/15/34                                             500      570
Heller Financial Commercial
   Mortgage Asset
   Series 1999-PH1 Class A1
    6.500% due 05/15/31                                             645      707
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2001-CIBC Class A3
    6.260% due 03/15/33                                             300      337
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
    6.590% due 03/15/30                                              20       23
Residential Asset Securities Corp.
   Series 2001-KS3 Class AI3
    5.180% due 07/25/27                                             400      407
   Series 2002-KS1 Class AI3
    4.988% due 02/25/27                                             300      310
   Series 2002-KS4 Class AI3
    4.590% due 10/25/26                                             200      208
Washington Mutual
   Series 2002-AR7 Class A2
    5.490% due 07/25/32 (^^)                                        150      152
                                                                         -------
                                                                           9,463
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 19.5%
Federal Home Loan Bank System
    1.619% due 01/21/05 (^^)                                      2,000    2,000
    3.100% due 12/16/05                                           3,500    3,533
Federal Home Loan Mortgage Corp.
    3.250% due 11/15/04                                           3,000    3,086
    3.500% due 09/15/07                                           1,500    1,547
    5.125% due 07/15/12                                           1,250    1,353
    4.500% due 01/15/13                                             750      772

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Federal National Mortgage Association
    2.125% due 11/26/04                                           1,000    1,006
    2.300% due 01/24/05                                           1,500    1,501
    3.875% due 03/15/05                                           2,000    2,091
    2.750% due 11/14/05                                           1,000    1,005
    4.375% due 10/15/06                                             900      961
    4.250% due 07/15/07                                           1,750    1,860
    3.250% due 11/15/07                                           1,750    1,781
    6.400% due 05/14/09                                             400      420
    6.000% due 05/15/11                                           2,490    2,854
                                                                         -------
                                                                          25,770
                                                                         -------

UNITED STATES GOVERNMENT
TREASURIES - 31.8%
United States Treasury
   Inflation Indexed Bonds
    3.625% due 01/15/08                                           3,251    3,672
United States Treasury Note
    5.250% due 05/15/04                                           3,100    3,247
   12.375% due 05/15/04                                           3,100    3,508
    2.125% due 08/31/04                                           3,100    3,135
    2.125% due 10/31/04                                           4,500    4,555
    1.750% due 12/31/04                                           3,500    3,519
    1.625% due 01/31/05                                           1,000    1,002
    4.625% due 05/15/06                                           3,500    3,784
    3.000% due 11/15/07                                           5,000    5,089
    3.000% due 02/15/08                                           6,350    6,448
    4.375% due 08/15/12                                           1,935    2,044
    4.000% due 11/15/12                                           1,150    1,180
    3.875% due 02/15/13                                           1,000    1,015
                                                                         -------
                                                                          42,198
                                                                         -------

TOTAL LONG-TERM INVESTMENTS
(cost $127,724)                                                          132,228
                                                                         -------

                                                              NOTIONAL
                                                               AMOUNT
                                                               (000)
                                                                 $
                                                              ---------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Jun 2003 98.75 Call (38)                                       9,381       10
   Dec 2004 95.50 Put (140)                                      33,425       95
                                                                         -------

TOTAL OPTIONS PURCHASED
(cost $133)                                                                  105
                                                                         -------

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
SHORT-TERM INVESTMENTS - 5.3%
Federated Investors
   Prime Cash Obligation Fund (!!)(++)                            2,897    2,897
Stellar Funding Group, Inc.
   Yrs 1&2 Commercial Paper
   1.290% due 03/10/03 (~)(@@)                                    4,000    3,999
United States Treasury Bill
   1.130% due 03/27/03 (~)(@@)(!!)                                  130      130
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,026)                                                              7,026
                                                                         -------

TOTAL INVESTMENTS - 105.2%
(identified cost $134,883)                                               139,359

OTHER ASSETS AND LIABILITIES,
NET - (5.2%)                                                              (6,849)
                                                                         -------

NET ASSETS - 100.0%                                                      132,510
                                                                         =======

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                    UNREALIZED
                                                         NOTIONAL  APPRECIATION
                                                          AMOUNT  (DEPRECIATION)
FUTURES CONTRACTS                                         (000)        (000)
(Number of Contracts)                                       $            $
                                                       ---------- --------------
LONG POSITIONS
United States Treasury Notes
   2 Year Futures
   expiration date 06/03 (18)                               3,876             --

SHORT POSITIONS
Eurodollar Futures
   expiration date 03/03 (2)                                  493             --
   expiration date 06/03 (2)                                  494             --
   expiration date 09/03 (1)                                  247             --
   expiration date 12/03 (1)                                  246             --
   expiration date 03/04 (1)                                  246             --
   expiration date 06/04 (1)                                  245             --
   expiration date 09/04 (1)                                  244             --
   expiration date 12/04 (1)                                  243             (1)
   expiration date 03/05 (1)                                  242             (1)
   expiration date 06/05 (1)                                  242             (1)

Federal Funds Futures
   expiration date 05/03 (25)                              10,297              2

Three Month LIBOR Swap
   5 Year Futures
   expiration date 03/03 (6)                                  680             (7)

Three Month LIBOR Swap
   10 Year Futures
   expiration date 03/03 (4)                                  460             (8)
                                                                  --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       (16)
                                                                  ==============

                                                               NOTION     MARKET
                                                               AMOUNT     VALUE
OPTIONS WRITTEN                                                (000)      (000)
(Number of Contracts)                                            $          $
                                                              ---------  -------
Eurodollar Futures
   Dec 2004 96.50 Put (70)                                       16,888      (87)
                                                                         -------

Total Liability for Options Written
   (premiums received $110)                                                  (87)
                                                                         =======

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)    FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $134,883)                                                       $    139,359
Receivables:
   Dividends and interest                                                                                     1,397
   Investments sold                                                                                           2,156
   Fund shares sold                                                                                             219
                                                                                                       ------------

     Total assets                                                                                           143,131

LIABILITIES
Payables:
   Investments purchased                                                                $     10,439
   Fund shares redeemed                                                                           15
   Accrued fees to affiliates                                                                     65
   Other accrued expenses                                                                         11
   Daily variation margin on futures contracts                                                     4
Options written, at market value (premiums received $110)                                         87
                                                                                        ------------

     Total liabilities                                                                                       10,621
                                                                                                       ------------

NET ASSETS                                                                                             $    132,510
                                                                                                       ============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                  $        582
Accumulated net realized gain (loss)                                                                            480
Unrealized appreciation (depreciation) on:
   Investments                                                                                                4,476
   Futures contracts                                                                                            (16)
   Options written                                                                                               23
Shares of beneficial interest                                                                                    13
Additional paid-in capital                                                                                  126,952
                                                                                                       ------------

NET ASSETS                                                                                             $    132,510
                                                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
  ($132,509,503 divided by 12,917,027 shares of $.001 par value
     shares of beneficial interest outstanding)                                                        $      10.26
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                            $      2,190
   Dividends                                                                                                     47
                                                                                                       ------------

     Total investment income                                                                                  2,237

EXPENSES
   Advisory fees                                                                        $        457
   Administrative fees                                                                            35
   Custodian fees                                                                                 48
   Distribution fees                                                                              33
   Transfer agent fees                                                                            18
   Professional fees                                                                              14
   Registration fees                                                                               8
   Shareholder servicing fees                                                                     37
   Trustees' fees                                                                                  8
   Miscellaneous                                                                                   9
                                                                                        ------------

   Expenses before reductions                                                                    667
   Expense reductions                                                                           (324)
                                                                                        ------------

     Expenses, net                                                                                              343
                                                                                                       ------------

Net investment income (loss)                                                                                  1,894
                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                   457
   Futures contracts                                                                             880
   Options written                                                                                73          1,410
                                                                                        ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                 2,542
   Futures contracts                                                                            (721)
   Options written                                                                                13          1,834
                                                                                        ------------   ------------

Net realized and unrealized gain (loss)                                                                       3,244
                                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                  $      5,138
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                         FOR THE SIX
                                                                                         MONTHS ENDED      FOR THE FISCAL
                                                                                      FEBRUARY 28, 2003      YEAR ENDED
                                                                                          (UNAUDITED)      AUGUST 31, 2002
                                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                       $           1,894    $         3,656
   Net realized gain (loss)                                                                       1,410              1,328
   Net change in unrealized appreciation (depreciation)                                           1,834              1,108
                                                                                      -----------------    ---------------

     Net increase (decrease) in net assets from operations                                        5,138              6,092
                                                                                      -----------------    ---------------

DISTRIBUTIONS
   From net investment income                                                                    (1,825)            (3,737)
   From net realized gain                                                                        (1,437)            (1,118)
                                                                                      -----------------    ---------------

     Net decrease in net assets from distributions                                               (3,262)            (4,855)
                                                                                      -----------------    ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                 28,282             20,754
                                                                                      -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      30,158             21,991

NET ASSETS
   Beginning of period                                                                          102,352             80,361
                                                                                      -----------------    ---------------
   End of period (including undistributed/(overdistributed) net investment income of
     $582 and $513, respectively)                                                     $         132,510    $       102,352
                                                                                      =================    ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                               FISCAL YEARS ENDED AUGUST 31,
                                                          ----------------------------------------------------------------------
                                                  2003*         2002**       2001           2000          1999          1998
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.13    $    10.02    $     9.52    $     9.51    $    10.04    $     9.76
                                                ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                     .17           .41           .53           .55           .49           .53
   Net realized and unrealized gain (loss)             .26           .26           .56           .01          (.35)          .28
                                                ----------    ----------    ----------    ----------    ----------    ----------

     Total income from operations                      .43           .67          1.09           .56           .14           .81
                                                ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
   From net investment income                         (.17)         (.43)         (.59)         (.54)         (.51)         (.53)
   From net realized gain                             (.13)         (.13)           --          (.01)         (.16)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------

     Total distributions                              (.30)         (.56)         (.59)         (.55)         (.67)         (.53)
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $    10.26    $    10.13    $    10.02    $     9.52    $     9.51    $    10.04
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                   4.39          6.94         11.90          6.12          1.36          8.64

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)        132,510       102,352        80,361        66,621        71,550        76,691

   Ratios to average net assets (%)(c):

     Operating expenses, net (d)                       .60           .60           .60           .60           .60           .60
     Operating expenses, gross (d)                    1.17          1.18          1.22          1.18          1.11          1.13
     Net investment income                            3.32          4.09          5.44          5.85          5.02          5.51

Portfolio turnover rate (%)(b)                       60.46        620.02        345.31        225.31        304.47        244.58

*   For the six months ended February 28, 2003 (Unaudited).
** Per "Revised AICPA Audit and Accounting Guide", the funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain(loss). See Note 2.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
HIGH YIELD BOND FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL   MARKET
                                                               AMOUNT     VALUE
                                                               (000)      (000)
                                                                 $         $
                                                              ---------  -------
LONG-TERM INVESTMENTS - 94.7%
CORPORATE BONDS AND NOTES - 89.8%
Acme Communications, Inc.
   Series B
   10.875% due 09/30/04                                           1,000    1,023
Adelphia Business Solutions, Inc.
   12.000% due 11/01/07 (~~)                                      1,000        3
Ahold Finance USA, Inc.
    8.250% due 07/15/10                                             720      556
AK Steel Corp.
    7.875% due 02/15/09                                             475      461
Alaris Medical, Inc. Step Up Bond
   11.125% due 08/01/08                                           1,230    1,242
Alliant TechSystems, Inc.
    8.500% due 05/15/11                                             700      760
Allied Waste North America
    9.250% due 09/01/12                                             350      366
   Series B
    7.625% due 01/01/06                                             200      203
    8.500% due 12/01/08                                             700      718
   10.000% due 08/01/09                                           1,150    1,167
American Axle & Manufacturing, Inc.
    9.750% due 03/01/09                                             600      650
AmerisourceBergen Corp.
    8.125% due 09/01/08                                             675      729
    7.250% due 11/15/12                                             525      546
Ameristar Casinos, Inc.
   10.750% due 02/15/09                                           1,100    1,177
ANR Pipeline Co.
    8.875% due 03/15/10                                             240      237
Argosy Gaming Co.
   10.750% due 06/01/09                                             980    1,057
Avnet, Inc.
    9.750% due 02/15/08                                             935      935
Boyd Gaming Corp.
    7.750% due 12/15/12                                           1,195    1,171
BRL Universal Equipment 2001 A, LP
    8.875% due 02/15/08                                           1,000    1,055
Calpine Corp.
    8.250% due 08/15/05                                             550      311
    8.625% due 08/15/10                                             250      119
    8.500% due 02/15/11                                             520      250
Cascades, Inc.
    7.250% due 02/15/13                                             475      493
Central Garden and Pet Co.
    9.125% due 02/01/13                                             485      507
Chesapeake Energy Corp.
    8.375% due 11/01/08                                           1,035    1,082
CMS Energy Corp.
    8.900% due 07/15/08                                             850      731
Coaxial Communications of
   Central Ohio, Inc.
   10.000% due 08/15/06                                           1,020      959
Coinmach Corp.
    9.000% due 02/01/10                                             775      808
Compass Minerals Group, Inc.
   10.000% due 08/15/11                                             890      975
Concentra Operating Corp.
   13.000% due 08/15/09                                             900      950
Constellation Brands, Inc.
    8.500% due 03/01/09                                             650      673
   Series B
    8.125% due 01/15/12                                             235      240
CSC Holdings, Inc.
    9.875% due 04/01/23                                           1,575    1,566
   Series B
    7.625% due 04/01/11                                             350      345
Del Monte Corp.
    8.625% due 12/15/12                                           1,195    1,225
Dex Media East LLC/Dex Media East
   Finance Co.
   12.125% due 11/15/12                                             900    1,013
DirecTV Holdings LLC
    8.375% due 03/15/13                                             465      491
Dole Food Co.
    7.250% due 05/01/09                                             840      826
DR Horton, Inc.
    8.500% due 04/15/12                                           1,050    1,103
Echostar DBS Corp.
   Series *
   10.375% due 10/01/07                                           1,700    1,848
Edison International, Inc.
    6.875% due 09/15/04                                           1,050    1,026
Equistar Chemicals, LP/Equistar
   Funding Corp.
   10.125% due 09/01/08                                             800      724
Felcor Lodging, LP
    8.500% due 06/01/11                                           1,000      890
Food Lion, Inc.
    7.550% due 04/15/07                                             475      456
Frontier Oil Corp.
   Series A
    9.125% due 02/15/06                                             600      591
Georgia-Pacific Corp.
    9.500% due 12/01/11                                           1,030      989
    9.375% due 02/01/13                                             975      977
Gray Television, Inc.
    9.250% due 12/15/11                                             900      965

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Grey Wolf, Inc.
    8.875% due 07/01/07                                             200      206
   Series C
    8.875% due 07/01/07                                             975      990
HCA, Inc.
    7.875% due 02/01/11                                             730      816
Hilton Hotels Corp.
    7.625% due 12/01/12                                             500      485
Hollinger International Publishing
    9.000% due 12/15/10                                           1,190    1,244
Hollinger Participation Trust
   12.125% due 11/15/10                                           1,005      980
Host Marriott, LP
   Series I
    9.500% due 01/15/07                                           1,000      985
Houghton Mifflin Co.
    9.875% due 02/01/13                                             970    1,019
Huntsman International LLC
   Series *
   10.125% due 07/01/09                                             475      403
Insight Health Services Corp.
   Series B
    9.875% due 11/01/11                                           1,455    1,461
Interface, Inc.
   Series B
    9.500% due 11/15/05                                           1,100      902
Intermedia Communications, Inc.
   Series B
   11.250% due 07/15/07 (~~)                                        700      375
Iron Mountain, Inc.
    8.750% due 09/30/09                                             750      776
    8.250% due 07/01/11                                             715      738
ISP Chemco, Inc.
   Series B
   10.250% due 07/01/11                                             675      716
ISP Holdings, Inc.
   Series B
    10.625% due 12/15/09                                            475      454
John Q Hammons Hotels, LP/John Q
   Hammons Hotels Finance Corp. III
   Series B
    8.875% due 05/15/12                                           1,000      990
K&F Industries, Inc.
    9.625% due 12/15/10                                           1,000    1,043
KB Home
    7.750% due 02/01/10                                             630      639
    9.500% due 02/15/11                                             620      671
L-3 Communications Corp.
    8.500% due 05/15/08                                             525      552
    7.625% due 06/15/12                                             660      691
Lear Corp.
   Series B
    8.110% due 05/15/09                                             720      787
Levi Strauss & Co.
   11.625% due 01/15/08                                             950      945
Lin Holdings Corp.
   Series *
   10.000% due 03/01/08                                           1,150    1,208
Lyondell Chemical Co.
   11.125% due 07/15/12                                             870      848
Magnum Hunter Resources, Inc.
    9.600% due 03/15/12                                           1,050    1,113
MDP Acquisitions PLC
    9.625% due 10/01/12                                             465      481
Meritage Corp.
    9.750% due 06/01/11                                           1,250    1,315
Mirage Resorts, Inc.
    6.750% due 02/01/08                                           1,250    1,258
Navistar International Corp.
   Series B
    9.375% due 06/01/06                                           1,085    1,085
Nevada Power Co.
   10.875% due 10/15/09                                           1,000    1,035
Nextel Communications, Inc.
    9.375% due 11/15/09                                           1,825    1,833
Nortek Holdings, Inc.
   Series B
    9.875% due 06/15/11                                           1,400    1,418
Northwest Pipeline Corp.
    8.125% due 03/01/10                                             240      246
Ocean Energy, Inc.
   Series B
    8.375% due 07/01/08                                             825      870
Owens & Minor, Inc.
    8.500% due 07/15/11                                           1,000    1,075
Owens-Brockway
    8.875% due 02/15/09                                             750      763
    8.750% due 11/15/12                                             715      719
Owens-Illinois, Inc.
    7.150% due 05/15/05                                             750      724
Park Place Entertainment Corp.
    7.500% due 09/01/09                                           1,290    1,299
Paxson Communications Corp.
   10.750% due 07/15/08                                             715      740
PharMerica, Inc.
    8.375% due 04/01/08                                             250      261
Plains All American Pipeline, LPA
   Finance Corp.
    7.750% due 10/15/12                                             900      963

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
Pliant Corp.
    13.000% due 06/01/10                                            625      513
   Series *
    13.000% due 06/01/10                                            400      318
Qwest Capital Funding, Inc.
    7.900% due 08/15/10                                             935      669
Radio One, Inc.
   Series B
    8.875% due 07/01/11                                             500      536
Rite Aid Corp.
    7.625% due 04/15/05                                             475      447
    9.500% due 02/15/11                                             240      243
Russell Corp.
    9.250% due 05/01/10                                             975    1,053
Salem Communications Corp.
    7.750% due 12/15/10                                             500      510
Salem Communications Holding Corp.
   Series B
    9.000% due 07/01/11                                             600      639
Service Corp. International
    6.875% due 10/01/07                                           1,200    1,140
Simmons Co.
   Series B
   10.250% due 03/15/09                                           1,000    1,073
Sinclair Broadcast Group, Inc.
    8.750% due 12/15/11                                           1,000    1,055
Six Flags, Inc.
    9.500% due 02/01/09                                             950      893
    8.875% due 02/01/10                                             250      225
Smurfit-Stone Container Corp.
    8.250% due 10/01/12                                             375      393
Southern Natural Gas
    8.875% due 03/15/10                                             165      169
Sovereign Capital Trust
    9.000% due 04/01/27                                             950      884
Standard-Pacific Corp.
    9.250% due 04/15/12                                           1,135    1,158
Starwood Hotels & Resorts
   Worldwide, Inc.
    7.875% due 05/01/07                                           1,000      968
Stater Brothers Holdings
   10.750% due 08/15/06                                           1,430    1,443
Station Casinos, Inc.
    8.875% due 12/01/08                                           1,000    1,038
Stena AB
    9.625% due 12/01/12                                           1,160    1,201
Stone Container Corp.
    9.750% due 02/01/11                                             670      729
Terex Corp.
   Series B
   10.375% due 04/01/11                                             465      465
TransWestern Publishing Co.
   Series F
    9.625% due 11/15/07                                             850      886
Triton PCS, Inc.
    8.750% due 11/15/11                                           1,150      934
TRW Automotive, Inc.
    9.375% due 02/15/13                                             950      969
United Auto Group, Inc.
    9.625% due 03/15/12                                           1,025      987
Universal Compression, Inc.
    9.875% due 02/15/08                                             425      445
Vanguard Health Systems, Inc.
    9.750% due 08/01/11                                           1,075    1,045
Vertis, Inc.
   Series B
   10.875% due 06/15/09                                           1,040    1,079
Waterford Gaming LLC
    9.500% due 03/15/10                                           1,346    1,365
Westar Energy, Inc.
    9.750% due 05/01/07                                           1,155    1,195
Western Financial Bank
    9.625% due 05/15/12                                           1,315    1,291
Westport Resources Corp.
    8.250% due 11/01/11                                             475      502
Willis Co.rroon Corp.
    9.000% due 02/01/09                                           1,040    1,108
Xm Satellite Radio, Inc.
   Step Up Bond
   14.000% due 12/31/09                                             730      292
XTO Energy, Inc.
    7.500% due 04/15/12                                             750      806
   Series B
    8.750% due 11/01/09                                             500      523
Yum! Brands, Inc.
    8.875% due 04/15/11                                           1,000    1,103
                                                                         -------
                                                                         107,603
                                                                         -------

INTERNATIONAL DEBT - 4.9%
360 networks, Inc.
   12.500% due 12/15/05 (~~)                                        500       --
Acetex Corp.
   10.875% due 08/01/09                                             900      954
GT Group Telecom, Inc.
   13.250% due 02/01/10 (~~)                                      1,500       --
Intrawest Corp.
   Series *
   10.500% due 02/01/10                                           1,065    1,118

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                              PRINCIPAL  MARKET
                                                               AMOUNT    VALUE
                                                               (000)     (000)
                                                                 $         $
                                                              ---------  -------
MDP Acquisitions PLC
    9.625% due 10/01/12                                           1,150    1,190
Pacifica Papers, Inc.
   10.000% due 03/15/09                                           1,300    1,364
Tembec Industries, Inc.
    8.500% due 02/01/11                                           1,240    1,245
                                                                         -------
                                                                           5,871
                                                                         -------

TOTAL LONG-TERM INVESTMENTS
(cost $114,921)                                                          113,474
                                                                         -------

                                                             NUMBER
                                                               OF
                                                             SHARES
                                                             --------
PREFERRED STOCKS - 0.0%
McLeodUSA, Inc. Series A (###)                                  1,750        6
                                                                         -------

TOTAL PREFERRED STOCKS
(cost $378)                                                                  6
                                                                         -------

                                                             PRINCIPAL
                                                              AMOUNT
                                                              (000)
                                                                $
                                                             ----------
SHORT-TERM INVESTMENTS - 4.8%
American Advantage
   Money Market Fund (++)                                           603      603
Federated Investors Prime Cash
   Obligation Fund (++)                                           4,189    4,189
Levi Strauss & Co.
   6.800% due 11/01/03                                            1,025    1,035
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,789)                                                              5,827
                                                                         -------

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                              ---------  -------
WARRANTS - 0.1%
GT Group Telecom, Inc.
   2010 Warrants (###)                                            1,500        1
Ono Finance
   2001 Warrants                                                    500       --
McLeod USA, Inc.
   2007 Warrants (###)                                            3,879        1
XM Satellite Radio Holdings, Inc.
   2009 Warrants (###)                                              500      110
XM Satellite Radio Holding, Inc.
   2010 Warrants (###)                                              500       --
                                                                         -------

TOTAL WARRANTS
(cost $164)                                                                  112
                                                                         -------

TOTAL INVESTMENTS - 99.6%
(identified cost $121,252)                                               119,419

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                   442
                                                                         -------

NET ASSETS - 100.0%                                                      119,861
                                                                         =======

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)    FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $121,252)                                                       $    119,419
Receivables:
   Dividends and interest                                                                                     2,682
   Fund shares sold                                                                                             520
   Investments sold                                                                                              81
                                                                                                       ------------

     Total assets                                                                                           122,702

LIABILITIES
Payables:
   Investments purchased                                                                $      2,403
   Fund shares redeemed                                                                          335
   Accrued fees to affiliates                                                                     84
   Other accrued expenses                                                                         19
                                                                                        ------------

     Total liabilities                                                                                        2,841
                                                                                                       ------------

NET ASSETS                                                                                             $    119,861
                                                                                                       ============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                  $      1,334
Accumulated net realized gain (loss)                                                                         (8,915)
Unrealized appreciation (depreciation) on investments                                                        (1,833)
Shares of beneficial interest                                                                                    15
Additional paid-in capital                                                                                  129,260
                                                                                                       ------------

NET ASSETS                                                                                             $    119,861
                                                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
   ($119,861,369 divided by 14,919,913 shares of $.001 par value
     shares of beneficial interest outstanding)                                                        $       8.03
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                            $      4,435
   Dividends                                                                                                     45
                                                                                                       ------------

     Total investment income                                                                                  4,480

EXPENSES
   Advisory fees                                                                        $        162
   Administrative fees                                                                            35
   Custodian fees                                                                                 41
   Distribution fees                                                                              49
   Transfer agent fees                                                                            33
   Professional fees                                                                              15
   Registration fees                                                                              15
   Shareholder servicing fees                                                                     23
   Trustees' fees                                                                                  8
   Miscellaneous                                                                                  15
                                                                                        ------------

     Total expenses                                                                                             396
                                                                                                       ------------

Net investment income (loss)                                                                                  4,084
                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                      (1,773)
Net change in unrealized appreciation (depreciation) on investments                                           4,595
                                                                                                       ------------

Net realized and unrealized gain (loss)                                                                       2,822
                                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                  $      6,906
                                                                                                       ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                        MONTHS ENDED       FOR THE FISCAL
                                                                                      FEBRUARY 28, 2003      YEAR ENDED
                                                                                         (UNAUDITED)       AUGUST 31, 2002
                                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                       $           4,084    $         5,051
   Net realized gain (loss)                                                                      (1,773)            (2,052)
   Net change in unrealized appreciation (depreciation)                                           4,595             (4,208)
                                                                                      -----------------    ---------------

     Net increase (decrease) in net assets from operations                                        6,906             (1,209)
                                                                                      -----------------    ---------------

DISTRIBUTIONS
   From net investment income                                                                    (3,855)            (4,459)
                                                                                      -----------------    ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                 17,483             60,348
                                                                                      -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      20,534             54,680

NET ASSETS
   Beginning of period                                                                           99,327             44,647
                                                                                      -----------------    ---------------
   End of period (including undistributed/(overdistributed) net investment income of
     $1,334 and $1,105, respectively)                                                 $         119,861    $        99,327
                                                                                      =================    ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                              FISCAL YEARS ENDED AUGUST 31,
                                                             -------------------------------------------------------------
                                                  2003*         2002        2001         2000         1999        1998**
                                                ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $    7.85    $    8.75    $   10.14    $   10.32    $    9.90    $   10.00
                                                ---------    ---------    ---------    ---------    ---------    ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                    .29          .70          .92          .96          .78          .18
   Net realized and unrealized gain (loss)            .17         (.90)       (1.30)        (.21)         .30         (.24)
                                                ---------    ---------    ---------    ---------    ---------    ---------

     Total income from operations                     .46         (.20)        (.38)         .75         1.08         (.06)
                                                ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS
   From net investment income                        (.28)        (.70)       (1.01)        (.93)        (.66)        (.04)
                                                ---------    ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD                  $    8.03    $    7.85    $    8.75    $   10.14    $   10.32    $    9.90
                                                =========    =========    =========    =========    =========    =========

TOTAL RETURN (%)(b)                                  6.00        (2.50)       (3.80)        7.67        11.21         (.59)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)       119,861       99,327       44,647       53,689       34,847       11,908

   Ratios to average net assets (%)(c):
     Operating expenses, net (d)                      .73          .75          .71          .68          .65          .65
     Operating expenses, gross (d)                    .73          .75          .73          .69          .87         1.66
     Net investment income                           7.55         8.83         9.90         9.56         7.97         6.38

   Portfolio turnover rate (%)(b)                   41.34       149.45       217.68       164.01       234.31       173.64

*   For the six months ended February 28, 2003 (Unaudited).
**  For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT                     DATE       VALUE
                                                                                 (000)       RATE            OF        (000)
                                                                                   $           %          MATURITY       $
                                                                               ---------   ----------    ---------   ----------
MUNICIPAL BONDS - 96.8%
ALABAMA - 0.8%
Alabama Water Pollution Control Authority Revenue Bonds (@)                          175      4.750       08/15/09          194
                                                                                                                     ----------

ARIZONA - 3.6%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006)(!)                                                        500      6.000       07/01/19          571
Salt River Project Agricultural Improvement & Power District Revenue Bonds           125      6.000       01/01/05          136
Salt River Project Agricultural Improvement & Power District Revenue Bonds           125      6.000       01/01/05          136
                                                                                                                     ----------
                                                                                                                            843
                                                                                                                     ----------

CALIFORNIA - 3.6%
California State Department of Water Resources Revenue Bonds                         250      5.500       05/01/07          278
City of Los Angeles California Revenue Bonds (@)                                     250      5.250       07/01/10          284
Los Angeles Unified School District General Obligation Unlimited (@)                 250      5.000       07/01/10          280
                                                                                                                     ----------
                                                                                                                            842
                                                                                                                     ----------

COLORADO - 1.2%
University of Colorado Revenue Bonds                                                 250      5.000       06/01/05          271
                                                                                                                     ----------

CONNECTICUT - 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds            250      4.750       07/01/10          276
                                                                                                                     ----------

DISTRICT OF COLUMBIA - 3.5%
District of Columbia General Obligation Unlimited (@)                                250      5.500       06/01/10          286
District of Columbia General Obligation Unlimited, weekly demand
   (pre-refunded 6/1/2004)(@)(!)                                                     500      6.000       06/01/10          540
                                                                                                                     ----------
                                                                                                                            826
                                                                                                                     ----------

FLORIDA - 2.6%
Florida Intergovernmental Finance Commission Revenue Bonds                           550      5.000       05/01/11          607
                                                                                                                     ----------

GEORGIA - 1.1%
Georgia Municipal Electric Authority Revenue Bonds                                   125      5.550       01/01/07          139
Georgia Municipal Electric Authority Revenue Bonds                                   100      5.600       01/01/08          112
                                                                                                                     ----------
                                                                                                                            251
                                                                                                                     ----------

HAWAII - 3.3%
Hawaii State General Obligation Unlimited (@)                                        250      5.250       02/01/08          282
Honolulu City & County Hawaii General Obligation Unlimited (@)                       410      6.000       11/01/09          490
                                                                                                                     ----------
                                                                                                                            772
                                                                                                                     ----------

ILLINOIS - 2.3%
Chicago Metropolitan Water Reclamation District-Greater Chicago
   General Obligation Limited                                                        250      5.000       12/01/08          282
Metropolitan Pier & Exposition Authority Revenue Bonds, weekly demand
   (pre-refunded 6/15/2003)(!)                                                       250      6.500       06/15/22          259
                                                                                                                     ----------
                                                                                                                            541
                                                                                                                     ----------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT                    DATE        VALUE
                                                                                 (000)       RATE           OF         (000)
                                                                                   $           %          MATURITY       $
                                                                               ---------   ----------    ---------   ----------
IOWA - 1.2%
Cedar Rapids Iowa General Obligation Unlimited                                       245      5.000       06/01/08          275
                                                                                                                     ----------

KANSAS - 0.9%
Kansas Development Finance Authority Revenue Bonds                                   180      5.500       05/01/17          208
                                                                                                                     ----------

MAINE - 2.5%
Maine Municipal Bond Bank General Obligation Unlimited, weekly demand (@)            500      5.875       11/01/11          588
                                                                                                                     ----------

MARYLAND - 1.4%
Montgomery County Housing Opportunities Commission Housing Revenue
   Revenue Bonds                                                                     305      5.200       07/01/04          319
                                                                                                                     ----------

MASSACHUSETTS - 9.5%
Massachusetts Development Finance Agency Revenue Bonds                               500      5.750       08/01/05          544
Massachusetts Health & Educational Facilities Authority Revenue Bonds                250      5.250       07/01/05          258
Massachusetts State General Obligation Limited, weekly demand
 (pre-refunded 8/1/2004)(!)                                                          530      6.000       08/01/14          577
Massachusetts State Port Authority Revenue Bonds, weekly demand                      250      6.000       07/01/15          285
Massachusetts State Water Pollution Abatement Revenue Bonds, weekly demand           250      6.000       08/01/14          291
Shrewsbury Massachusetts General Obligation Limited, weekly demand                   250      5.000       08/15/14          276
                                                                                                                     ----------
                                                                                                                          2,231
                                                                                                                     ----------

MINNESOTA - 1.2%
University of Minnesota Revenue Bonds                                                250      5.500       07/01/06          282
                                                                                                                     ----------

MISSOURI - 2.8%
Missouri State Environmental Improvement & Energy Resources Authority
   Revenue Bonds                                                                     350      5.250       07/01/09          399
Missouri State Environmental Improvement & Energy Resources Authority
   Revenue Bonds                                                                     225      5.500       07/01/10          260
                                                                                                                     ----------
                                                                                                                            659
                                                                                                                     ----------

NEVADA - 1.4%
Nevada State General Obligation Limited, weekly demand                               300      5.000       03/01/13          330
                                                                                                                     ----------

NEW HAMPSHIRE - 3.6%
New Hampshire Municipal Bond Bank Revenue Bonds                                      250      5.000       08/15/07          280
New Hampshire State General Obligation Unlimited                                     500      5.000       07/15/06          554
                                                                                                                     ----------
                                                                                                                            834
                                                                                                                     ----------

NEW JERSEY - 2.4%
New Jersey State General Obligation Unlimited                                        500      5.000       07/15/07          560
                                                                                                                     ----------

NEW YORK - 9.2%
City of New York New York General Obligation Unlimited                               300      5.000       08/01/07          327
Genesee Valley Central School District at Angelica Belmont
   General Obligation Unlimited (@)                                                  360      5.000       06/15/12          402
Metropolitan Transportation Authority Revenue Bonds                                  250      5.000       01/01/09          277

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT                     DATE       VALUE
                                                                                 (000)       RATE            OF        (000)
                                                                                   $           %          MATURITY       $
                                                                               ---------   ----------    ---------   ----------
New York City Transitional Finance Authority Revenue Bonds                           250      5.250       11/01/11          282
New York State Dormitory Authority Revenue Bonds                                     250      5.000       11/15/10          278
New York State Dormitory Authority Revenue Bonds (@)                                 275      5.250       08/15/09          312
Triborough Bridge & Tunnel Authority Revenue Bonds                                   250      5.000       11/15/09          282
                                                                                                                     ----------
                                                                                                                          2,160
                                                                                                                     ----------

NORTH CAROLINA - 1.2%
Mecklenburg County North Carolina General Obligation Unlimited                       250      4.400       02/01/08          273
                                                                                                                     ----------

OHIO - 8.2%
Cincinnati Ohio General Obligation Unlimited                                         400      5.125       12/01/05          441
Columbus Ohio General Obligation Unlimited, weekly demand                            475      5.500       11/15/11          547
Columbus Ohio General Obligation Unlimited, weekly demand                            250      5.500       11/15/13          286
Ohio State General Obligation Unlimited, weekly demand                               300      5.750       06/15/10          345
University of Cincinnati Revenue Bonds (@)                                           250      5.500       06/01/11          289
                                                                                                                     ----------
                                                                                                                          1,908
                                                                                                                     ----------

OKLAHOMA - 5.4%
Grand River Dam Authority Revenue Bonds (@)                                          250      5.000       06/01/12          279
Grand River Dam Authority Revenue Bonds, weekly demand (@)                           500      6.000       06/01/07          581
Oklahoma City Oklahoma General Obligation Unlimited, semi-annual demand              360      5.000       07/01/10          398
                                                                                                                     ----------
                                                                                                                          1,258
                                                                                                                     ----------

OREGON - 0.9%
Oregon State Department of Administrative Services Certificate of Participation (@)  195      5.250       05/01/10          221
                                                                                                                     ----------

PENNSYLVANIA - 2.6%
Delaware River Joint Toll Bridge Commission Revenue Bonds                            250      5.000       07/01/06          274
Swarthmore Boro Authority Special Assessment, weekly demand                          300      4.750       09/15/13          328
                                                                                                                     ----------
                                                                                                                            602
                                                                                                                     ----------

PUERTO RICO - 1.5%
Children's Trust Fund Revenue Bonds, weekly demand (pre-refunded 7/1/2010)(!)        300      6.000       07/01/26          358
                                                                                                                     ----------

SOUTH CAROLINA - 4.3%
Greenville County School District Revenue Bonds                                      250      5.250       12/01/11          276
Greenville County School District Revenue Bonds, weekly demand                       250      5.500       12/01/13          279
South Carolina State General Obligation Unlimited, weekly demand                     250      5.000       10/01/08          282
South Carolina Transportation Infrastructure Bank Revenue Bonds (@)                  150      5.500       10/01/07          172
                                                                                                                     ----------
                                                                                                                          1,009
                                                                                                                     ----------

TENNESSEE - 2.7%
Metropolitan Government Nashville & Davidson County Tennessee
   General Obligation Unlimited, weekly demand                                       200      5.000       11/15/09          226
Shelby County Tennessee General Obligation Unlimited, weekly demand
   (pre-refunded 6/1/2006)(!)                                                        360      5.875       06/01/19          409
                                                                                                                     ----------
                                                                                                                            635
                                                                                                                     ----------

See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT                     DATE       VALUE
                                                                                 (000)       RATE            OF        (000)
                                                                                   $           %          MATURITY       $
                                                                               ---------   ----------    ---------   ----------
TEXAS - 4.8%
Aldine Independent School District General Obligation Unlimited                      250      5.000       02/15/09          278
Carroll Independent School District General Obligation Unlimited                     235      5.000       02/15/08          262
Dallas Area Rapid Transit Revenue Bonds (@)                                          225      5.500       12/01/10          260
San Antonio Texas Revenue Bonds                                                       45      5.800       02/01/06           50
San Antonio Texas Revenue Bonds (@)                                                  250      5.250       05/15/10          283
                                                                                                                     ----------
                                                                                                                          1,133
                                                                                                                     ----------

UTAH - 2.4%
Salt Lake County Municipal Building Authority Revenue Bonds                          250      5.000       10/01/08          281
Utah State General Obligation Unlimited                                              250      5.375       07/01/09          286
                                                                                                                     ----------
                                                                                                                            567
                                                                                                                     ----------

WASHINGTON - 1.3%
King County Washington General Obligation Unlimited, semi-annual demand              300      4.000       10/01/06          301
                                                                                                                     ----------

WISCONSIN - 2.2%
Milwaukee Metropolitan Sewerage District General Obligation Unlimited                500      6.125       10/01/03          515
                                                                                                                     ----------

TOTAL MUNICIPAL BONDS
(cost $21,516)                                                                                                           22,649
                                                                                                                     ----------

                                                                                     NUMBER
                                                                                       OF
                                                                                     SHARES
                                                                                    ----------
SHORT-TERM INVESTMENTS - 6.6%
AIM Tax Free Cash Reserve Money Market (++)                                            419,065                              419
Federated Investors Prime Cash Obligation Fund (++)                                  1,133,947                            1,134
                                                                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,553)                                                                                                             1,553
                                                                                                                     ----------

TOTAL INVESTMENTS - 103.4%
(identified cost $23,069)                                                                                                24,202

OTHER ASSETS AND LIABILITIES, NET - (3.4%)                                                                                 (806)
                                                                                                                     ----------

NET ASSETS - 100.0%                                                                                                      23,396
                                                                                                                     ==========

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

 See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

QUALITY RATINGS AS A % OF VALUE (Unaudited)**

AAA/Aaa                                          50%
AA/Aa                                            37
A                                                12
BBB/Baa                                           1
                                             ------
                                                100%
                                             ======

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)

General Obligation                               35%
ETM/PR                                           19
Water & Sewer Revenue                             8
Transportation Revenue                            7
Education Revenue                                 6
Electricity & Power Revenue                       5
Hospital Revenue                                  5
State & Community Lease                           5
Other Revenue                                     4
Special Tax                                       3
Cash Equivalents                                  2
Housing Revenue                                   1
                                             ------
                                                100%
                                             ======

 ** The Moody's or Standard & Poor's ratings available at February 28, 2003 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2003. Ratings are not covered by the Report of independent accountants.

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)    FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (identified cost $23,069)                                                        $     24,202
Receivables:
   Dividends and interest                                                                                       246
   Fund shares sold                                                                                              80
Prepaid expenses                                                                                                  2
                                                                                                       ------------

     Total assets                                                                                            24,530

LIABILITIES
Payables:
   Investments purchased                                                                $      1,096
   Accrued fees to affiliates                                                                     27
   Other accrued expenses                                                                         11
                                                                                        ------------

     Total liabilities                                                                                        1,134
                                                                                                       ------------

NET ASSETS                                                                                             $     23,396
                                                                                                       ============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                  $        112
Accumulated net realized gain (loss)                                                                             30
Unrealized appreciation (depreciation) on investments                                                         1,133
Shares of beneficial interest                                                                                     2
Additional paid-in capital                                                                                   22,119
                                                                                                       ------------

NET ASSETS                                                                                             $     23,396
                                                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
   ($23,396,415 divided by 2,147,880 shares of $.001 par value
     shares of beneficial interest outstanding)                                                        $      10.89
                                                                                                       ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                            $        404
   Dividends                                                                                                      6
                                                                                                       ------------

     Total investment income                                                                                    410

EXPENSES
   Advisory fees                                                                        $         31
   Administrative fees                                                                            18
   Custodian fees                                                                                 13
   Distribution fees                                                                               7
   Transfer agent fees                                                                            14
   Professional fees                                                                              13
   Registration fees                                                                               7
   Shareholder servicing fees                                                                      2
   Trustees' fees                                                                                  8
   Miscellaneous                                                                                   5
                                                                                        ------------

   Expenses before reductions                                                                    118
   Expense reductions                                                                            (50)
                                                                                        ------------

     Expenses, net                                                                                               68
                                                                                                       ------------

Net investment income (loss)                                                                                    342
                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                          53
Net change in unrealized appreciation (depreciation) on investments                                             297
                                                                                                       ------------

Net realized and unrealized gain (loss)                                                                         350
                                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                  $        692
                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED       FOR THE FISCAL
                                                                                     FEBRUARY 28, 2003      YEAR ENDED
                                                                                         (UNAUDITED)      AUGUST 31, 2002
                                                                                     -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                      $             342    $           528
   Net realized gain (loss)                                                                         53                145
   Net change in unrealized appreciation (depreciation)                                            297                268
                                                                                     -----------------    ---------------

     Net increase (decrease) in net assets from operations                                         692                941
                                                                                     -----------------    ---------------

DISTRIBUTIONS
   From net investment income                                                                     (376)              (494)
   From net realized gain                                                                         (100)              (138)
                                                                                     -----------------    ---------------

     Net decrease in net assets from distributions                                                (476)              (632)
                                                                                     -----------------    ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                 4,752              4,009
                                                                                     -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      4,968              4,318

NET ASSETS
   Beginning of period                                                                          18,428             14,110
                                                                                     -----------------    ---------------
   End of period (including undistributed/(overdistributed) net investment income of
     $112 and $146, respectively)                                                    $          23,396    $        18,428
                                                                                     =================    ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                        FISCAL YEARS ENDED AUGUST 31,
                                                                   --------------------------------------
                                                       2003*         2002          2001          2000**
                                                     ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.81    $    10.68    $    10.31    $    10.00
                                                     ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)                          .17           .37           .41           .11
   Net realized and unrealized gain (loss)                  .16           .23           .49           .20
                                                     ----------    ----------    ----------    ----------

     Total income (loss) from operations                    .33           .60           .90           .31
                                                     ----------    ----------    ----------    ----------

DISTRIBUTIONS
   From net investment income                              (.20)         (.36)         (.47)           --
   From net realized gain                                  (.05)         (.11)         (.06)           --
                                                     ----------    ----------    ----------    ----------

     Total distributions                                   (.25)         (.47)         (.53)           --
                                                     ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                       $    10.89    $    10.81    $    10.68    $    10.31
                                                     ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                        3.11          5.84          9.06          3.10


RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)              23,396        18,428        14,110        10,641

   Ratios to average net assets (%)(c):
     Operating expenses, net (d)                            .65           .65           .65           .65
     Operating expenses, gross (d)                         1.12          1.51          1.67          1.68
     Net investment income                                 3.25          3.46          3.87          4.21

   Portfolio turnover rate (%)(b)                         13.62         46.08        135.85        212.18

*   For the six months ended February 28, 2003 (Unaudited).
**  For the period June 1, 2000 (commencement of operations) to August 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
FIXED INCOME FUNDS

NOTES TO STATEMENT OF NET ASSETS
FEBRUARY 28, 2003 (UNAUDITED)

FOOTNOTES:
(###)  Nonincome-producing security.
(#)    Real Estate Investment Trust (REIT).
(!!) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(+++) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
       See Note 2.
(@@)   Rate noted is yield-to-maturity from date of acquisition.
(~)    Fair value is at amortized cost, which approximates market.
(^^) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(##)   Forward commitment.
(^^^)  Perpetual floating rate security.
(@)    Bond is insured by a guarantor.
(@@@) This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(!) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(~~)   In default.
(++)   At net asset value.

ABBREVIATIONS:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
ADS  - American Depositary Share
CMO  - Collateralized Mortgage Obligation
CVO  - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
   ARS - Argentine peso
   AUD - Australian dollar
   BRL - Brazilian real
   CAD - Canadian dollar
   CHF - Swiss franc
   CLP - Chilean peso
   CNY - Chinese renminbi yuan
   COP - Columbian peso
   CRC - Costa Rica colon
   CZK - Czech koruna
   DKK - Danish krone
   EGP - Egyptian pound
   EUR - Euro
   GBP - British pound sterling
   HKD - Hong Kong dollar
   HUF - Hungarian forint
   IDR - Indonesian rupiah
   IEP - Irish pundt
   ILS - Israeli shekel
   INR - Indian rupee
   ITL - Italian lira
   JPY - Japanese yen
   KES - Kenyan schilling
   KRW - South Korean won
   MXN - Mexican peso
   MYR - Malaysian ringgit
   PEN - Peruvian nouveau sol
   PHP - Philippine peso
   PLN - Polish zloty
   RUB - Russian ruble
   SEK - Swedish krona
   SGD - Singapore dollar
   SKK - Slovakian koruna
   THB - Thai baht
   TRL - Turkish lira
   USD - United States dollar
   VEB - Venezuelan bolivar
   VND - Vietnam dong
   ZAR - South African rand

SSgA
FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on five funds, each of which has distinct investment objectives and strategies. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements.

   REVISED AICPA AUDIT AND ACCOUNTING GUIDE: As required, effective September 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to September 1, 2001, the Funds included paydown gains and losses in realized gain (loss) on investment transactions.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on a basis of the last sales price. Investments in other mutual funds are valued at the net asset value per share.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Short-Term instruments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

   The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

FEBRUARY 28, 2003 (UNAUDITED)

   At August 31, 2002, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

                                                                               EXPIRATION YEAR
                                           ---------------------------------------------------------------------------------------
                                             08/31/2004         08/31/2007        08/31/2008        08/31/2009       08/31/2010
----------------------------------------------------------------------------------------------------------------------------------
   Yield Plus                              $       971,119   $     1,891,303   $        80,342   $     2,135,735   $            --
   Bond Market                                          --                --                --                --                --
   Intermediate                                         --                --                --                --                --
   High Yield Bond                                      --                --           108,278         1,007,535         4,864,558
   Intermediate Municipal Bond                          --                --                --                --                --

   As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2001 to August 31, 2002, and treat it as arising in the fiscal year 2003 as follows:

   Yield Plus                              $       617,264
   Bond Market                                          --
   Intermediate                                         --
   High Yield Bond                               1,108,982
   Intermediate Municipal Bond                          --

   As of February 28, 2003, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes are:

                                                                                                                    INTERMEDIATE
                                              YIELD PLUS       BOND MARKET       INTERMEDIATE    HIGH YIELD BOND   MUNICIPAL BOND
----------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes    $   253,027,472   $   419,049,700   $   134,912,507   $   121,304,900   $    23,069,245

   Gross Tax Unrealized Appreciation               427,434        12,195,262         4,530,835         3,018,039         1,132,625
   Gross Tax Unrealized Depreciation              (121,400)         (232,921)          (84,281)       (4,903,844)               --
                                           ---------------   ---------------   ---------------   ---------------   ---------------
   Net Tax Unrealized Appreciation         $       306,034   $    11,962,341   $     4,446,554   $    (1,885,805)  $     1,132,625
      (Depreciation)                       ===============   ===============   ===============   ===============   ===============

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all funds based principally on their relative net assets.

   FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, these Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the fund foregoes principal and interest paid on the mortgage security. The fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.

FEBRUARY 28, 2003 (UNAUDITED)

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in each funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment objective.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES CONTRACTS: The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

   When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

3. INVESTMENTS TRANSACTIONS
   SECURITIES: For the period ended February 28, 2003, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

                                              PURCHASES           SALES
----------------------------------------------------------------------------
   Yield Plus                              $    46,999,351   $    59,009,720
   Bond Market                                  33,134,247        36,487,458
   Intermediate                                 17,388,037         6,737,691
   High Yield Bond                              81,097,379        39,328,513
   Intermediate Municipal Bond                   7,946,730         2,781,834

FEBRUARY 28, 2003 (UNAUDITED)

   For the period ended February 28, 2003, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

                                              PURCHASES          SALES
----------------------------------------------------------------------------
   Yield Plus                              $    23,256,225   $    14,345,875
   Bond Market                                 261,508,875       277,215,947
   Intermediate                                 86,911,150        52,442,001
   High Yield Bond                                      --                --
   Intermediate Municipal Bond                          --                --

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2002, there were no outstanding securities on loan and no securities lending income earned during the period.

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended February 28, 2003 were as follows:

                                                       BOND MARKET                          INTERMEDIATE
                                           ----------------------------------    ----------------------------------
                                              NUMBER OF           PREMIUMS          NUMBER OF          PREMIUMS
                                              CONTRACTS           RECEIVED          CONTRACTS          RECEIVED
-------------------------------------------------------------------------------------------------------------------
   Outstanding at August 31, 2002                      400    $           411                 55    $            44
   Written                                           2,413              1,486                285                175
   Closed                                           (1,800)            (1,244)              (135)               (97)
   Expired                                            (845)              (387)              (135)               (12)
                                           ---------------    ---------------    ---------------    ---------------
   Outstanding at February 28, 2003                    168    $           266                 70    $           110
                                           ===============    ===============    ===============    ===============

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

                                           ADVISER
--------------------------------------------------
   Yield Plus                                0.25%
   Bond Market                               0.30
   Intermediate                              0.80
   High Yield Bond                           0.30
   Intermediate Municipal Bond               0.30

FEBRUARY 28, 2003 (UNAUDITED)

   The Adviser has contractually agreed to reimburse the Bond Market Fund for all expenses in excess of .50% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $15,576. As of February 28, 2003, the Adviser fee payable has been netted against the receivable due from Adviser for reimbursed expenses in excess of the expense cap.

   The Adviser has contractually agreed for the Intermediate Fund to waive .50% of its .80% Advisory fee. The Adviser has also contractually agreed to reimburse the Fund for all expenses in excess of .60% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2003 were $285,369 and $38,150, respectively.

   The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis. As of February 28, 2003, no reimbursement has been made.

   The Adviser has contractually agreed to reimburse the Intermediate Municipal Bond Fund for all expenses in excess of .65% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $49,657. As of February 28, 2003, the Adviser fee payable has been netted against the receivable due from Adviser for reimbursed expenses in excess of the expense cap.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

                                             AMOUNT PAID
----------------------------------------------------------
   Yield Plus                              $           715
   Bond Market                                         323
   Intermediate                                        836
   High Yield Bond                                     895
   Intermediate Municipal Bond                          56

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For adminstrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003, the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Fund reimburses the administrator for out of pocket expenses.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

FEBRUARY 28, 2003 (UNAUDITED)

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents.

   For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                 GLOBAL
                                             STATE STREET        MARKETS          CITISTREET
----------------------------------------------------------------------------------------------
   Yield Plus                              $        31,985   $         4,763   $        55,703
   Bond Market                                      33,243             8,864             4,063
   Intermediate                                     14,268             1,742            19,263
   High Yield Bond                                  12,800            11,032                --
   Intermediate Municipal Bond                       2,625                --                --

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                                                                                                     INTERMEDIATE
                                             YIELD PLUS        BOND MARKET       INTERMEDIATE    HIGH YIELD BOND    MUNICIPAL BOND
----------------------------------------------------------------------------------------------------------------------------------
   Advisory fees                           $        43,664   $        66,677   $        22,666   $        26,910   $        12,692
   Administration fees                               8,250            11,533             6,834             8,128             3,163
   Custodian fees                                    2,283             5,556             9,471            19,095             1,955
   Distribution fees                                   122             2,563             6,648               710             3,289
   Shareholder servicing fees                          821             7,966             8,635             4,363             1,045
   Transfer agent fees                               1,422             5,389             6,027            20,049               137
   Trustees' fees                                    2,964             3,343             4,653             4,615             4,473
                                           ---------------   ---------------   ---------------   ---------------   ---------------
                                           $        59,526   $       103,027   $        64,934   $        83,870   $        26,754
                                           ===============   ===============   ===============   ===============   ===============

FEBRUARY 28, 2003 (UNAUDITED)

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                  %             %             %
---------------------------------------------------------------------------------
   Yield Plus                                    23.5*         21.2          13.5
   Bond Market                                     --            --            --
   Intermediate                                  15.8*           --            --
   High Yield Bond                               16.7            --            --
   Intermediate Municipal Bond                   24.5          13.5*           --

*  Afflilate of the Investment Company.

5. FUND SHARE TRANSACTIONS:

                                                                              FOR THE PERIODS ENDED
                                                                              (AMOUNTS IN THOUSANDS)
                                                ------------------------------------------------------------------------
                                                        FEBRUARY 28, 2003                       AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                                                     SHARES           DOLLARS              SHARES            DOLLARS
                                                ---------------    ---------------    ---------------    ---------------
   YIELD PLUS
   Proceeds from shares sold                              8,619    $        85,552             24,434    $       243,119
   Proceeds from reinvestment of distributions              179              1,743                541              5,382
   Payments for shares redeemed                         (10,210)          (101,306)           (24,409)          (242,971)
                                                ---------------    ---------------    ---------------    ---------------

   Total net increase (decrease)                         (1,412)   $       (14,011)               566    $         5,530
                                                ===============    ===============    ===============    ===============
   BOND MARKET
   Proceeds from shares sold                              5,893    $        60,886             13,281    $       134,148
   Proceeds from reinvestment of distributions              750              7,637                640              6,429
   Payments for shares redeemed                          (4,720)           (48,852)           (14,643)          (148,682)
                                                ---------------    ---------------    ---------------    ---------------

   Total net increase (decrease)                          1,923    $        19,671               (722)   $        (8,105)
                                                ===============    ===============    ===============    ===============
   INTERMEDIATE
   Proceeds from shares sold                              4,474    $        45,062              6,818    $        67,603
   Proceeds from reinvestment of distributions              227              2,262                371              3,652
   Payments for shares redeemed                          (1,891)           (19,042)            (5,103)           (50,501)
                                                ---------------    ---------------    ---------------    ---------------

   Total net increase (decrease)                          2,810    $        28,282              2,086    $        20,754
                                                ===============    ===============    ===============    ===============
   HIGH YIELD BOND
   Proceeds from shares sold                              8,960    $        69,859             12,668    $       102,091
   Proceeds from reinvestment of distributions              344              2,681                216              1,789
   Payments for shares redeemed                          (7,036)           (55,057)            (5,334)           (43,532)
                                                ---------------    ---------------    ---------------    ---------------

   Total net increase (decrease)                          2,268    $        17,483              7,550    $        60,348
                                                ===============    ===============    ===============    ===============
   INTERMEDIATE MUNICIPAL BOND
   Proceeds from shares sold                                722    $         7,744              1,103    $        11,575
   Proceeds from reinvestment of distributions               24                258                 45                472
   Payments for shares redeemed                            (303)            (3,250)              (765)            (8,038)
                                                ---------------    ---------------    ---------------    ---------------

   Total net increase (decrease)                            443    $         4,752                383    $         4,009
                                                ===============    ===============    ===============    ===============

FEBRUARY 28, 2003 (UNAUDITED)

6. INTERFUND LENDING PROGRAM
   The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 3, 2003, the Funds declared the following dividends from net investment income payable on March 7, 2003 to shareholders on record March 4, 2003.

                                            NET INVESTMENT
                                                INCOME
----------------------------------------------------------
   Bond Market                             $        0.0493
   Intermediate                                     0.0732
   High Yield Bond                                  0.1203
   Intermediate Municipal Bond                      0.0510

SSgA
FIXED INCOME FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                       NO. OF
                          POSITION(S) HELD                                                          PORTFOLIOS IN
     NAME,                  WITH FUND AND          TERM               PRINCIPAL OCCUPATION(S)          COMPLEX         OTHER
    ADDRESS,                 LENGTH OF              OF                       DURING THE              OVERSEEN BY   DIRECTORSHIPS
      AGE                   TIME SERVED           OFFICE                    PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson       - Trustee since         Appointed        - Vice Chairman, Frank Russell            25      Trustee, Frank
909 A Street             1988                  until              Company;                                        Russell
Tacoma, WA 98402       - Interested            successor is     - Chairman of the Board, Frank                    Investment
                         Person of the         duly elected       Russell Investment Management                   Company Funds
Age 63                   SSgA Funds (as        and qualified      Company, Frank Russell Investment               and Russell
                         defined in the                           Company and Russell Investment                  Insurance Funds
                         1940 Act) due to                         Funds;                                          (investment
                         his employment                         - Chairman of the Board and Chief                 companies)
                         by the parent                            Executive Officer, Russell Fund
                         company of the                           Distributors, Inc. and Frank
                         Administrator                            Russell Trust Company; and
                       - Chairman of the       Until            - Director, Russell Insurance
                         Board and             successor is       Agency, Inc., Frank Russell
                         President             chosen and         Investments (Ireland) Limited,
                       - Member,               qualified by       Frank Russell Investment Company
                         Governance            the Trustees.      plc; Frank Russell Investment
                         Committee                                Company II plc, Frank Russell
                       - Member,                                  Investment Company III plc, Frank
                         Valuation                                Russell Institutional Funds plc,
                         Committee                                Frank Russell Qualifying Investor
                                                                  Fund, and Frank Russell
                                                                  Investments (Cayman) Ltd.

Timothy B. Harbert     - Trustee since         Appointed        - 2001 to Present, Chairman and           25      Listed under
Two International        2003                  until              Chief Executive Officer, State                  Principal
Place                  - Interested            successor is       Street Global Advisors;                         Occupations
Boston, MA 02110         Person of the         duly elected     - 1992 to 2001, President and Chief
                         SSgA Funds (as        and qualified      Operating Officer, State Street
Age 52                   defined in the                           Global Advisors;
                         1940 Act) due to                       - 1996 to Present, Executive Vice
                         his employment                           President, State Street Bank &
                         by an affiliate                          Trust Company;
                         of the Advisor                         - Director, Citistreet, LLC; State
                       - Member, Governance                       Street Bank, Paris; State Street
                         Committee                                Global Advisors, Ltd., London;
                       - Member, Valuation                        State Street Global Advisors,
                         Committee                                GmbH, Munich; State Street Global
                                                                  Advisors, Canada, Ltd.; State
                                                                  Street Global Advisors, Australia,
                                                                  Ltd.; State Street Global
                                                                  Advisors, Japan, Ltd.; State
                                                                  Street Global Markets, LLC;
                                                                  Bentley College;
                                                                - Chairman of the Board,
                                                                  StreetTracks, LLC; State Street
                                                                  Global Advisors Fund Management,
                                                                  LLC; State Street Global Advisors,
                                                                  Inc. (Delaware); Bel Air
                                                                  Investment Advisors, LLC; and
                                                                - President and Director, State
                                                                  Street Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                       NO. OF
                          POSITION(S) HELD                                                          PORTFOLIOS IN
     NAME,                  WITH FUND AND          TERM               PRINCIPAL OCCUPATION(S)          COMPLEX         OTHER
    ADDRESS,                 LENGTH OF              OF                       DURING THE              OVERSEEN BY   DIRECTORSHIPS
      AGE                   TIME SERVED           OFFICE                   PAST 5 YEARS                TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William L. Marshall    - Trustee since 1988    Appointed        - Chief Executive Officer and             25      None
33 West Court Street   - Chairman, Audit       until              President, Wm. L. Marshall
Doylestown, PA 18901     Committee             successor is       Associates, Inc., Wm. L. Marshall
                       - Member,               duly elected       Companies, Inc. and the Marshall
Age 60                   Governance            and qualified      Financial Group, Inc. (a
                         Committee                                registered investment advisor and
                       - Member, Valuation                        provider of financial and related
                         Committee                                consulting services);
                                                                - Certified Financial Planner and
                                                                  Member, Financial Planners
                                                                  Association; and
                                                                - Registered Representative and
                                                                  Principal for Securities with
                                                                  Cambridge Investment Research,
                                                                  Inc., Fairfield, Iowa.

Steven J. Mastrovich   - Trustee since 1988    Appointed        - September 2000 to Present, Global       25      None
623 Clapboard Street   - Member, Audit         until              Head of Structured Real Estate,
Westwood, MA 02090       Committee             successor is       J.P. Morgan Investment Management
                       - Member,               duly elected       (private real estate investment
Age 46                   Governance            and qualified      for clients primarily outside of
                         Committee                                the US to locate private real
                       - Member, Valuation                        estate investments in the US);
                         Committee                              - January 2000 to September 2000,
                                                                  Managing Director, HSBC Securities
                                                                  (USA) Inc.;
                                                                - From 1998 to 2000, President, Key
                                                                  Global Capital, Inc.;
                                                                - From 1997 to 1998, Partner,
                                                                  Squire, Sanders & Dempsey (law
                                                                  firm); and
                                                                - From 1994 to 1997, Partner, Brown,
                                                                  Rudnick, Freed & Gesmer (law firm)

Patrick J. Riley       - Trustee since 1988    Appointed        - 2003 to Present, Associate              25      Director - SSgA
One Corporate Place    - Member,               until              Justice, Commonwealth of                        Cash Management
55 Ferncroft Road        Audit Committee       successor is       Massachusetts Superior Court; and               Fund PLC, State
Danvers, MA 01923      - Member,               duly elected     - Partner, Riley, Burke & Donahue,                Street Global
                         Governance            and qualified      L.L.P. (law firm).                              Advisors
Age 54                   Committee                                                                                Ireland, Ltd.
                       - Member, Valuation
                         Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                       NO. OF
                          POSITION(S) HELD                                                          PORTFOLIOS IN
     NAME,                  WITH FUND AND          TERM               PRINCIPAL OCCUPATION(S)          COMPLEX         OTHER
    ADDRESS,                 LENGTH OF              OF                       DURING THE              OVERSEEN BY   DIRECTORSHIPS
      AGE                   TIME SERVED           OFFICE                   PAST 5 YEARS                TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk       - Trustee since 1988    Appointed        - March 2001 to April 2002,               25      None
1180 Brookgate Way,    - Member,               until              Chairman, Cerulean Companies, Inc.
NE Atlanta, GA           Audit Committee       successor is       (holding company) (Retired);
30319-2877             - Member,               duly elected     - 1996 to March 2001, President and
                         Governance            and qualified      Chief Executive Officer, Cerulean
Age 57                   Committee                                Companies, Inc.;
                       - Member, Valuation                      - 1992 to March 2001, President and
                         Committee                                Chief Executive Officer, Blue
                                                                  Cross/Blue Shield of Georgia;
                                                                - 1993 to November 2001, Chairman
                                                                  and Board Member, Georgia Caring
                                                                  for Children Foundation (private
                                                                  foundation);
                                                                - November 1998 to Present, Board
                                                                  Member, Healthcare Georgia
                                                                  Foundation (private foundation);
                                                                  and
                                                                - September 2002 to Present, Board
                                                                  Member, Amerigroup Corp.

Bruce D. Taber         - Trustee since 1991    Appointed        - Consultant, Computer Simulation,        25      Director - SSgA
26 Round Top Road      - Member,               until              General Electric Industrial                     Cash Management
Boxford, MA 01921        Audit Committee       successor is       Control Systems.                                Fund PLC, State
                       - Member,               duly elected                                                       Street Global
Age 59                   Governance            and qualified                                                      Advisors
                         Committee                                                                                Ireland, Ltd.
                       - Member, Valuation
                         Committee

Henry W. Todd          - Trustee since 1988    Appointed        - Chairman, President and CEO, A.M.       25      Director - SSgA
150 Domorah Drive      - Member,               until              Todd Group, Inc.; and                           Cash Management
Montgomeryville, PA      Audit Committee       successor is     - President and CEO, Zink & Triest                Fund PLC, State
18936                  - Member,               duly elected       Co., Inc. (dealer in vanilla                    Street Global
                         Governance            and qualified      flavor materials).                              Advisors
Age 55                   Committee                                                                                Ireland, Ltd.
                       - Member, Valuation
                         Committee

FEBRUARY 28, 2003 (UNAUDITED)

                          POSITION(S) HELD
      NAME,                 WITH FUND AND          TERM                               PRINCIPAL OCCUPATION(S)
    ADDRESS,                  LENGTH OF             OF                                     DURING THE
      AGE                    TIME SERVED          OFFICE                                  PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       -  Principal          Until            - 2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive          successor is       President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and        chosen and         Advisor Strategies;
                            Chief Executive    qualified by     - 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore
Age 37                      Officer since      Trustees           Funds and SSgA Latin America; and
                            2003                                - 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President     Until            - Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary      successor is       Frank Russell Company;
Tacoma, WA 98402            since 1994         chosen and       - Assistant Secretary and Associate General Counsel, Frank Russell
                                               qualified by       Investment Management Company, Frank Russell Capital Inc., and
Age 45                                         Trustees           Frank Russell Investments (Delaware), Inc.;
                                                                - Assistant Secretary and Associate General Counsel, Russell Fund
                                                                  Distributors, Inc.
                                                                - Director, Secretary and Associate General Counsel, Frank Russell
                                                                  Securities, Inc.; and
                                                                - Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President     Until            - 2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002         successor is     - 2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                               chosen and       - 1992 to 2000, Vice President, State Street Corporation; and
                                               qualified by     - 2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                         Trustees

Mark E. Swanson          -  Treasurer and      Until            - Director - Investment Operations, Frank Russell Investment
909 A Street                Principal          successor is       Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting         chosen and       - Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since      qualified by       Company and Russell Investment Funds.
Age 39                      2000               Trustees

SSgA FUNDS
FIXED INCOME FUNDS

One International Place, 27th FLoor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[SSgA(R) FUNDS LOGO]

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS FUND

INTERNATIONAL STOCK SELECTION FUND

INTERNATIONAL GROWTH OPPORTUNITIES FUND


SEMIANNUAL REPORT
FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                           INTERNATIONAL EQUITY FUNDS

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003


                                TABLE OF CONTENTS

                                                                            PAGE
     Emerging Markets Fund                                                    3

     International Stock Selection Fund                                      15

     International Growth Opportunities Fund                                 22

     Notes to Statement of Net Assets                                        28

     Notes to Financial Statements                                           29

     Disclosure of Information about Fund Trustees and Officers              36

     Fund Management and Service Providers                                   40

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Please see the Prospectus for further details. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

SSgA
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
COMMON STOCKS - 81.6%
ARGENTINA - 0.1%
IRSA Inversiones y Representaciones
   SA - GDR(###)                                         72,000               546
                                                                  ---------------

BRAZIL - 2.3%
Banco Bradesco SA - ADR                                  73,949             1,057
Banco do Brasil SA                                   80,500,000               217
Centrais Eletricas Brasileiras SA                    87,505,200               412
Cia de Bebidas das Americas                           3,995,900               484
Cia de Bebidas das Americas - ADR                         7,344                89
Cia de Concessoes Rodoviarias(###)                       74,463               146
Cia Energetica de Minas Gerais - ADR                     53,912               339
Cia Paranaense de Energia                            35,441,912                59
Cia Siderurgica Nacional SA - ADR                        34,901               599
Cia Vale do Rio Doce                                     48,900             1,425
Petroleo Brasileiro SA - Petrobras - ADR                179,320             2,398
Souza Cruz SA                                            76,444               427
Tele Norte Leste Participacoes SA                    57,350,600               273
Votorantim Celulose e Papel
   SA - VCP - ADR                                        18,653               355
                                                                  ---------------
                                                                            8,280
                                                                  ---------------

CHINA - 4.0%
Aluminum Corp. of China, Ltd. Class H                 4,461,500               841
Anhui Conch Cement Co., Ltd.(###)                       202,000                80
Beijing Datang Power Generation Co.,
   Ltd. Class H                                       1,290,000               434
Byd Co., Ltd.                                           239,500               485
China Oilfield Services, Ltd.(###)                      584,000               145
China Petroleum & Chemical Corp.
   Class H                                            9,775,000             1,842
China Shipping Development Co.,
   Ltd. Class H                                       2,162,000               535
China Southern Airlines Co., Ltd.
   Class H                                            1,892,000               516
China Telecom Corp., Ltd.(###)                        7,630,000             1,399
Guangshen Railway Co., Ltd. Class H                   2,122,000               392
Huaneng Power International, Inc.
   Class H                                            1,718,000             1,531
Jiangsu Express Class H                               1,884,000               616
Legend Group, Ltd.                                    1,701,400               584
PetroChina Co., Ltd. Class H                         13,558,000             2,834
Qingling Motors Co. Class H                           1,826,000               290
Sinopec Beijing Yanhua
   Petrochemical Co., Ltd. Class H                    1,334,500               181
Sinopec Shanghai Petrochemical Co., Ltd.              3,570,000               600
Sinotrans, Ltd. Class H(###)                          1,949,000               562
Yanzhou Co.al Mining Co., Ltd. Class H                1,672,000               718
                                                                  ---------------
                                                                           14,585
                                                                  ---------------

CROATIA - 0.5%
Pliva D.D. - GDR                                        133,585             1,676
                                                                  ---------------

CZECH REPUBLIC - 2.1%
Cesky Telecom AS                                        172,155             1,577
CEZ                                                     558,856             1,745
Komercni Banka AS                                        39,201             2,813
Philip Morris CR                                          2,976             1,113
Unipetrol AS(###)                                       203,728               279
                                                                  ---------------
                                                                            7,527
                                                                  ---------------

HONG KONG - 4.9%
Beijing Enterprises Holdings, Ltd.                      316,000               310
Brilliance China Automotive
   Holdings, Ltd.                                     3,102,000               724
China Mobile, Ltd.(###)                               4,163,700             8,968
China Pharmaceutical Enterprise and
   Investment Corp. Ltd.                                358,000                90
China Resources Enterprise                              534,000               479
China Resources Land, Ltd.                            4,280,000               505
China Travel International Investment
   Hong Kong, Ltd.                                    1,754,000               304
Citic Pacific, Ltd.(###)                                812,000             1,577
CNOOC, Ltd.                                           1,188,300             1,668
Cofco International, Ltd.                             1,250,000               433
Cosco Pacific, Ltd.                                     579,100               523
Denway Motors, Ltd.                                   3,048,000             1,172
Shanghai Industrial Holdings, Ltd.                      652,000             1,012
Shenzhen Investment, Ltd.                               856,000               115
Top Glory International Holdings, Ltd.                2,524,000               160
                                                                  ---------------
                                                                           18,040
                                                                  ---------------

HUNGARY - 2.8%
Danubius Hotel and SpA Rt                                11,243               179
Gedeon Richter Rt                                        10,465               641
Gedeon Richter Rt. - GDR                                 11,251               690
Matav Rt                                                809,130             2,634
Mol Magyar Olaj- es Gazipari Rt                          75,242             1,622
Mol Magyar Olaj- es Gazipari Rt. - GDR                   23,920               517
OTP Bank Rt                                             404,264             3,941
                                                                  ---------------
                                                                           10,224
                                                                  ---------------

INDIA - 2.3%
Bharat Heavy Electricals                                 65,036               287
Bharat Petroleum Corp., Ltd.                             14,684                69
Digital GlobalSoft, Ltd.                                 15,824               215
Dr. Reddy's Laboratories, Ltd.                           41,349               761
Geometric Software Solutions                             16,760               170
HDFC Bank, Ltd.                                          60,245               316
Hindustan Lever, Ltd.                                   162,729               577

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
HIndustriesustan Petroleum Corp.                         10,915                72
Housing Development Finance Corp.                        46,414               365
I-Flex Solutions, Ltd.                                   29,761               568
ICICI Bank, Ltd.(###)                                   269,061               843
InfoSystem Technologies, Ltd.                            15,651             1,407
Nestle Industriesia, Ltd.                                 9,248               104
Oil & Natural Gas Corp., Ltd.                            19,926               157
Ranbaxy Laboratories, Ltd.                               61,868               797
Reliance Industries, Ltd.                               199,306             1,229
Satyam Computer Services, Ltd.                           53,923               255
State Bank of Industriesia, Ltd. - GDR                   27,074               384
                                                                  ---------------
                                                                            8,576
                                                                  ---------------

INDONESIA - 0.6%
Astra International Tbk PT(###)                       1,932,120               511
Gudang Garam Tbk PT                                     103,000                88
HM Sampoerna Tbk PT                                     450,090               149
Industriesofood Sukses Makmur Tbk PT                  1,987,000               129
Industriesonesian Satellite Corp. Tbk PT                182,500               161
Kalbe Farma Tbk PT                                    4,278,500               137
Ramayana Lestari Sentosa Tbk PT                         451,500               112
Telekomunikasi Industriesonesia Tbk PT                2,520,500             1,014
                                                                  ---------------
                                                                            2,301
                                                                  ---------------

ISRAEL - 2.2%
Check Point Software Technologies(###)                   56,125               835
Taro Pharmaceuticals Industries(###)                     30,910             1,135
Teva Pharmaceutical Industries                           22,516               849
Teva Pharmaceutical Industries - ADR                    136,976             5,174
                                                                  ---------------
                                                                            7,993
                                                                  ---------------

LUXEMBOURG - 0.1%
Tenaris SA - ADR(###)                                    16,000               358
                                                                  ---------------

MALAYSIA - 4.3%
Berjaya Sports Toto BHD                                 121,000               103
Commerce Asset Holdings BHD                             772,000               634
Gamuda BHD                                              273,000               392
Genting BHD                                             291,000             1,072
Hong Leong Bank BHD                                     275,000               331
Hong Leong Credit BHD                                   346,800               360
IOI Corp. BHD                                           743,000             1,163
Kuala Lumpur Kepong BHD                                 292,000               480
Malakoff BHD                                            503,000               535
Malayan Banking BHD                                     768,500             1,608
Malaysia International
   Shipping Corp. BHD                                   232,000               440
Malaysian Airline System BHD(###)                       444,000               421
Malaysian Pacific Industries                            113,000               324
Maxis Communications BHD                                502,000               713
New Straits Times Press BHD                             169,000               172
Palmco Holdings BHD                                      48,250                53
Perusahaan Otomobil Nasional                            196,000               413
PLUS Expressways BHD(###)                               783,000               457
Public Bank Berhad (Alien Market)                     1,113,896               759
Resorts World BHD                                       328,000               816
Road Builder M Holdings BHD                             382,148               330
Sime Darby BHD                                          713,000               957
Star Publications Malaysia BHD                          144,927               225
Tanjong PLC                                             150,000               347
Telekom Malaysia BHD                                    448,000               914
Tenaga Nasional BHD                                     274,000               678
UMW Holdings BHD                                        138,000               281
YTL Corp. BHD                                           668,132               612
                                                                  ---------------
                                                                           15,590
                                                                  ---------------

MEXICO - 5.8%
Alfa SA de CV Class A                                   275,262               400
America Movil SA de CV - ADR                            135,353             1,868
America Movil SA de CV Series L                       1,598,400             1,115
Apasco SA de CV Series *                                 39,400               217
Cemex SA de CV                                          454,476             1,634
Cemex SA de CV - ADR                                     57,161             1,026
Coca-Cola Femsa SA - ADR                                 20,135               364
Consorico ARA SA de CV(###)                             216,800               343
Corp GEO SA de CV Series B(###)                         163,400               311
Fomento Economico Mexicano SA de CV                     138,800               450
Fomento Economico Mexicano SA de
   CV - ADR                                              18,500               597
Grupo Aeroportuario del Sureste SA
   de CV - ADR                                           27,275               277
Grupo Financiero BBVA Bancomer
   Class B(###)                                       2,478,200             1,868
Grupo Modelo SA Series C                                344,200               711
Grupo Televisa SA - ADR(###)                             36,563               884
Grupo Televisa SA Series CPO(###)                       264,900               320
Kimberly-Clark de Mexico SA de CV
   Class A                                              339,100               731
Telefonos de Mexico SA de CV - ADR                      113,428             3,297
Telefonos de Mexico SA de CV Series L                 1,693,500             2,470
Wal-Mart de Mexico SA de CV
   Class V - ADR                                          9,575               202
Wal-Mart de Mexico SA de CV Series C                    232,012               478
Wal-Mart de Mexico SA de CV Series V                    782,961             1,746
                                                                  ---------------
                                                                           21,309
                                                                  ---------------

POLAND - 1.0%
Bank Pekao SA                                            39,395               888
Bank Przemyslowo-Handlowy PBK SA                          5,120               313
KGHM Polska Miedz SA                                     73,560               235

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
Polski Koncern Naftowy Orlen                            197,655               866
Prokom Software SA                                       11,680               385
Telekomunikacja Polska SA                               265,370               790
                                                                  ---------------
                                                                            3,477
                                                                  ---------------

RUSSIA - 7.9%
LUKOIL - ADR                                            137,588             8,216
MMC Norilsk Nickel - ADR                                 71,581             1,782
Mobile TeleSystems - ADR                                 12,409               531
Mosenergo - ADR                                         137,423               577
OAO Gazprom - ADR                                       107,331             1,315
OAO Gazprom Class A - ADR (144A)                         29,656               363
Sibneft - ADR(###)                                       24,721               535
Surgutneftegaz - ADR                                    259,204             4,167
Tatneft - ADR                                            85,099             1,429
Unified Energy System - GDR                             169,159             2,199
Vimpel-Communications - ADR(###)                         10,798               403
YUKOS - ADR                                              45,862             7,532
                                                                  ---------------
                                                                           29,049
                                                                  ---------------

SOUTH AFRICA - 8.3%
ABSA Group, Ltd.                                        178,100               738
African Bank Investments, Ltd.                          946,165               753
Anglo American Platinum Corp., Ltd.                      47,410             1,693
Anglogold, Ltd.                                          78,024             2,503
Barloworld, Ltd.                                        105,600               677
Bidvest Group, Ltd.                                     111,900               560
FirstRand, Ltd.                                       1,678,286             1,467
Foschini, Ltd.                                          131,525               189
Gold Fields, Ltd.                                       192,700             2,413
Impala Platinum Holdings, Ltd.                           36,800             2,237
Imperial Holdings, Ltd.                                 187,492             1,151
Iscor, Ltd.                                             520,078             1,145
MTN Group, Ltd.(###)                                    548,302               867
Murray & Roberts Holdings, Ltd.                         201,100               303
Nedcor, Ltd.                                             63,243               753
Pick'n Pay Stores, Ltd.                                 372,950               576
Remgro, Ltd.                                             69,194               502
Sanlam, Ltd.                                          2,061,770             1,815
Sappi, Ltd.                                             162,032             2,248
Sasol, Ltd.                                             358,646             4,221
Standard Bank Group, Ltd.                               655,385             2,336
Tiger Brands, Ltd.                                       96,200               755
Tongaat-Hulett Group, Ltd.                               82,970               383
                                                                  ---------------
                                                                           30,285
                                                                  ---------------

SOUTH KOREA - 17.4%
Chohung Bank(###)                                       234,740               723
Daeduck Electronics Co.                                   2,327                17
Daelim Industrial Co.                                    53,110               747
Hyosung Corp.                                            65,786               590
Hyundai Department Store Co., Ltd.                       45,174               763
Hyundai Heavy Industries(###)                            55,210               851
Hyundai Mobis                                            56,840             1,055
Hyundai Motor Co.                                       143,850             3,025
Kookmin Bank                                            177,959             5,441
Korea Electric Power Corp.                              183,030             2,752
Korean Air Co., Ltd.                                    130,925             1,481
KT Corp. - ADR                                          164,397             3,041
KT Freetel(###)                                          51,381             1,055
Kumgang Korea Chemical Co., Ltd.                          4,460               392
LG Ad, Inc.                                              40,070               458
LG Chem, Ltd.                                            47,220             1,464
LG Electronics, Inc.                                     45,935             1,551
LG Investment & Securities Co., Ltd.                     88,010               929
Lucky Development Co.                                    37,140               439
NCSoft Corp.(###)                                         5,099               419
Nong Shim Co., Ltd.                                      12,613               756
POSCO                                                    56,610             5,240
Samsung Electro-Mechanics Co., Ltd.                      15,000               488
Samsung Electronics Co., Ltd.                            77,931            18,247
Samsung Fire & Marine Insurance
   Co., Ltd.                                             26,127             1,248
Samsung Heavy Industries Co., Ltd.                      263,512               917
Samsung SDI Co., Ltd.                                    29,770             1,696
Samsung Securities Co., Ltd.                             28,060               644
Shinhan Financial Group Co., Ltd.                       162,040             1,704
Shinsegae Co., Ltd.                                       2,707               349
Sindo Ricoh Co., Ltd.(###)                                9,201               450
SK Corp.                                                 59,690               630
SK Global Co., Ltd.(###)                                      2                --
SK Telecom Co., Ltd.                                     27,250             3,767
Tong Yang Confectionery Corp.                             3,540               148
                                                                  ---------------
                                                                           63,477
                                                                  ---------------

TAIWAN - 5.5%
Accton Technology Corp.(###)                            185,050               160
Acer Communications & Multimedia, Inc.                  355,440               387
Acer, Inc.                                              126,681               112
Ambit MicroSystems Corp.                                 69,160               213
Asustek Computer, Inc.                                  165,122               280
AU Optronics Corp.(###)                                 221,000               142
AU Optronics Corp. - ADR(###)                            37,789               246
Cathay Financial Holding Co., Ltd.                      404,733               433
Chang Hwa Commercial Bank                                     4                --
China Airlines                                          532,970               209
China Development Financial
   Holding Corp.(###)                                 1,742,836               657
China Steel Corp.                                     1,302,834               810
Chinatrust Financial Holding Co.(###)                 1,503,638             1,207
Chunghwa Telecom Co., Ltd.                              133,000               201
Compal Electronics, Inc.                                661,430               638

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
Delta Electronics, Inc.                                 409,775               429
Evergreen Marine Corp.                                  297,388               202
Far Eastern Textile Co., Ltd.                           351,918               129
Formosa Chemicals & Fibre Corp.                         530,943               529
Formosa Plastics Corp.                                  726,776               914
Formosa Taffeta Co.                                         264                --
Fubon Financial Holding Co., Ltd.                       598,574               470
High Tech Computer Corp.                                 45,000               221
HON HAI Precision Industry                              367,314             1,184
Inventec Co., Ltd.                                      363,424               209
Lite-On Technology Corp.                                163,000               191
Mega Financial Holding Co., Ltd.(###)                       401                --
Micro-Star International Co., Ltd.                      112,000               176
Nan Ya Plastic Corp.                                  1,031,937             1,022
Nien Hsing Textile Co., Ltd.                            352,000               318
Premier Image Technology Corp.                          179,000               243
President Chain Store Corp.                             213,834               323
Prince Housing Development(###)                             300                --
Quanta Computer, Inc.                                   225,337               389
Realtek Semiconductor Corp.                              62,600               139
Ritek Corp.                                             449,000               212
Siliconware Precision Industries Co.(###)               315,000               152
Sinopac Holdings Co.(###)                             1,822,966               698
Synnex Technology International Corp.                   112,700               158
Taishin Financial Holdings Co., Ltd.(###)             1,797,000               884
Taiwan Cellular Corp.                                   207,000               147
Taiwan Cement Corp.(###)                                    664                --
Taiwan Semiconductor Manufacturing
   Co., Ltd.(###)                                     2,464,735             2,979
United Microelectronics Corp.(###)                    1,969,445             1,116
Winbond Electronics Corp.(###)                          612,510               247
Yageo Corp.(###)                                        730,689               200
Yulon Motor Co.                                         414,159               490
                                                                  ---------------
                                                                           20,066
                                                                  ---------------

THAILAND - 3.2%
Advanced Info Service PCL                               706,400               644
Bangkok Bank PCL(###)                                   997,200             1,480
Bank of Ayudhya(###)                                  1,784,200               334
BEC World PLC                                           141,079               679
Charoen Pokphand                                        206,510                11
Charoen Pokphand Foods PCL                            5,593,400               549
Delta Electronics Thai PCL                              348,800               197
Electricity Generating PCL                              135,192               126
Hana Microelectronics Co., Ltd.                          61,900               101
Land & House Pub Co., Ltd.                            3,298,000               597
Land & House Pub Co., Ltd. 2008
   Warrants(###)                                         60,000                 7
National Finance PCL(###)                             1,605,300               544
PTT Exploration & Production PCL                        208,540               590
PTT PCL                                               1,100,633             1,106
Shin Corp. PCL                                        2,156,400               580
Siam Cement PCL                                          48,500             1,458
Siam City Cement                                         81,519               379
Siam Commercial Bank PCL(###)                           926,800               699
Siam Makro Co., Ltd.                                    257,151               215
Thai Farmers Bank(###)                                1,703,300             1,304
Thai Union Frozen Products PCL                          160,000                69
Vinythai PCL(###)                                       446,000                96
                                                                  ---------------
                                                                           11,765
                                                                  ---------------

TURKEY - 1.5%
Ak Enerji Elektrik Uretim(###)                       28,934,000               134
Akbank TAS                                          265,826,384             1,016
Aksigorta AS                                         28,137,000                99
Anadolu Efes Biracilik Ve Malt
   Sanayii AS                                        16,789,000               279
Arcelik                                              25,785,000               234
Eregli Demir ve Celik Fabrikalari
   TAS(###)                                          17,784,000               195
Ford Otomotive Sanayii AS(###)                        9,301,000               100
Haci Omer Sabanci Holding A.S. New                   32,935,250                85
Hurriyet Gazeteci(###)                               77,118,000               213
KOC Holding AS                                       25,574,000               288
Migros Turk TAS                                      28,788,000               248
Sabanci Holding(###)                                166,672,992               428
Tofas Turk Otomobil Fabrik(###)                      27,140,000                76
Trakya CAM Sanayii                                   50,967,000               109
Tupras Turkiye Petrol Rafine                         91,745,000               500
Turkcell Iletisim Hizmet AS - ADR(###)                   18,086               297
Turkiye Garanti Bankasi AS(###)                     215,843,120               304
Turkiye IS Bankasi(###)                             177,098,000               588
Vestel Elektronik Sanayi(###)                        99,584,000               228
                                                                  ---------------
                                                                            5,421
                                                                  ---------------

UNITED KINGDOM - 4.7%
Anglo American PLC                                      938,082            13,614
Old Mutual PLC                                        2,697,100             3,475
                                                                  ---------------
                                                                           17,089
                                                                  ---------------

UNITED STATES - 0.1%
Verint Systems, Inc.(###)                                17,550               301
                                                                  ---------------

TOTAL COMMON STOCKS
(cost $314,262)                                                           297,935
                                                                  ---------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
PREFERRED STOCKS - 5.1%
BRAZIL - 4.2%
Aracruz Celulose SA                                     161,000               316
Aracruz Celulose SA - ADR                                23,259               456
Banco Itau SA                                        36,617,800             1,611
Brasil Telecom Participacoes SA                     148,000,000               729
Brasil Telecom SA                                    51,833,960               155
Cia de Bebidas das Americas                           2,920,500               411
Cia de Bebidas das Americas - ADR                        98,408             1,368
Cia Energetica de Minas Gerais                       39,200,000               249
Cia Siderurgica de Tubarao                           19,500,000               256
Cia Vale do Rio Doce                                     12,765               351
Cia Vale do Rio Doce - ADR                              101,457             2,765
Empresa Brasileira de Aeronautica SA                     71,151               182
Empresa Brasileira de Aeronautica
   SA - ADR                                              22,703               234
Gerdau Metalurgica SA                                27,700,000               411
Gerdau SA                                            56,120,100               523
Petroleo Brasileiro SA - Petrobras                      147,350             1,763
Petroleo Brasileiro SA - Petrobras - ADR                101,183             1,211
Tele Nordeste Celular Participacoes
   SA - ADR                                              19,671               250
Tele Norte Leste Participacoes SA - ADR                 105,621               713
Telemig Celular Participacoes SA                    516,500,000               375
Uniao de Bancos Brasileiros SA                        6,421,972                62
Uniao de Bancos Brasileiros SA - ADR                     66,865               759
Usinas Siderurgicas de Minas Gerais SA                   29,591                63
                                                                  ---------------
                                                                           15,213
                                                                  ---------------

RUSSIA - 0.4%
Surgutneftegaz - ADR                                     61,025             1,410
                                                                  ---------------

SOUTH KOREA - 0.5%
Hyundai Motor Co.                                         8,270                87
Samsung Electronics Co., Ltd.                            16,810             1,887
                                                                  ---------------
                                                                            1,974
                                                                  ---------------

TOTAL PREFERRED STOCKS
(cost $19,840)                                                             18,597
                                                                  ---------------

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
                                                      $                 $
                                                ---------------   ---------------
SHORT-TERM INVESTMENTS - 13.2%
Bank One Corp.
   1.508% due 11/07/03(~)(@@)(!!)                         6,500             6,503
BankBoston Corp.
   1.530% due 07/14/03(~)(@@)(!!)                        10,000            10,003
Citigroup, Inc.
   1.460% due 07/17/03(~)(@@)(!!)                         9,000             9,003
Federated Investors Prime Cash
   Obligation Fund(++)(!!)                               17,097            17,097
General Electric Capital Corp.
   1.410% due 11/20/03(~)(@@)(!!)                         2,500             2,501
Short-Term Investment Co. PLC(++)(!!)                       443               443
US Bancorp/First Bank
   1.660% due 03/06/03(~)(@@)(!!)                         2,800             2,800
                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $48,364)                                                             48,350
                                                                  ---------------

TOTAL INVESTMENTS - 99.9%
(identified cost $382,466)                                                364,882

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                    517
                                                                  ---------------

NET ASSETS - 100.0%                                                       365,399
                                                                  ===============

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                    AMOUNT       (DEPRECIATION)
                                                     (000)            (000)
(Number of Contracts)                                  $                $
                                                ---------------   ---------------
LONG POSITIONS
   MSCI(R) Taiwan Index
   expiration date 03/03 (407)                            7,599              (178)
                                                                  ---------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (+++)                                                 (178)
                                                                  ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   UNREALIZED
                                                  APPRECIATION
   AMOUNT           AMOUNT                       (DEPRECIATION)
    SOLD            BOUGHT        SETTLEMENT         (000)
   (000)            (000)            DATE              $
-------------    ------------    ------------    --------------
USD       508    ARS    2,036      10/20/03                  50
USD       540    ARS    2,036      10/20/03                  18
USD     3,726    MXN   41,775      05/27/03                 (17)
HKD    29,916    USD    3,794      11/25/03                  (2)
HKD    89,747    USD   11,398      11/25/03                   9
                                                 ---------------

                                                             58
                                                 ===============

                                                      MARKET
                                          % OF        VALUE
                                           NET        (000)
INDUSTRY DIVERSIFICATION                 ASSETS         $
                                     ------------   -----------
Auto and Transportation                       3.8        13,923
Consumer Discretionary                        3.4        12,459
Consumer Staples                              3.1        11,250
Financial Services                           18.9        69,237
Health Care                                   3.3        11,951
Integrated Oils                               8.8        32,227
Materials and Processing                     12.7        46,365
Miscellaneous                                 1.0         3,540
Other Energy                                  4.3        15,648
Producer Durables                             7.7        28,088
Technology                                    5.4        19,718
Utilities                                    14.3        52,126
Short-Term Investments                       13.2        48,350
                                     ------------   -----------

Total Investments                            99.0       364,882
Other Assets and Liabilities, Net             0.1           517
                                     ------------   -----------

NET ASSETS                                  100.0       365,399
                                     ============   ===========

                                                      MARKET
                                        % OF          VALUE
                                         NET          (000)
GEOGRAPHIC DIVERSIFICATION             ASSETS           $
                                     ------------   -----------
Africa                                        8.3        30,285
Asia                                         42.8       156,378
Europe                                       16.2        59,142
Latin America                                12.4        45,344
Middle East                                   2.2         7,993
United Kingdom                                4.7        17,089
Other                                         0.1           301
Short-Term Investments                       13.2        48,350
                                     ------------   -----------

Total Investments                            99.9       364,882
Other Assets and Liabilities, Net             0.1           517
                                     ------------   -----------

Net Assets                                  100.0       365,399
                                     ============   ===========

See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

INDEX SWAPS

                                                                                                                      UNREALIZED
                                                      NOTIONAL                                                       APPRECIATION
                                                       AMOUNT                                                       (DEPRECIATION)
                                    COUNTER            (000)                                       TERMINATION          (000)
   UNDERLYING SECURITY               PARTY               $                 FLOATING RATE              DATE                $
-----------------------------   ---------------   -----------------   -------------------------   --------------   ---------------
MSCI Emerging Markets
Brazil Gross                                                          3 Month USD LIBOR-
Dividend Reinvested             Morgan Stanley                1,500   BBA minus 3.00%               08/29/03                     2

MSCI Emerging Markets
Chile Gross                                                           3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                1,000   BBA plus 3.50%                02/13/04                    (1)

MSCI Emerging Markets
India Gross                                                           3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                3,260   BBA minus 2.00%               08/27/03                   113

MSCI Emerging Markets
Korea Gross                                                           3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                3,300   BBA minus 2.50%               09/30/03                  (254)

MSCI Emerging Markets
Mexico Gross                                                          3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                  800   BBA minus 2.50%               01/09/04                   (96)

MSCI Emerging Markets
Taiwan Gross                                                          3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                2,500   BBA plus 2.50%                11/05/03                  (321)

MSCI Emerging Markets
Thailand Gross                                                        3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                2,800   BBA minus 2.45%               03/10/03                    85

MSCI Emerging Markets
Thailand Gross                                                        3 Month USD LIBOR-
Dividends Reinvested            Morgan Stanley                1,000   BBA minus 2.45%               08/29/03                    33

MSCI Emerging Markets                                                 3 Month USD LIBOR-
Total Return India Index        Merrill Lynch                 3,000   BBA minus 3.50%               06/13/03                   (59)

MSCI Emerging Markets                                                 3 Month USD LIBOR-
Total Return India Index        Merrill Lynch                   961   BBA minus 1.75%               07/17/03                   (33)

MSCI Emerging Markets                                                 3 Month USD LIBOR-
Total Return India Index        Merrill Lynch                 3,108   BBA minus 2.00%               01/16/04                   (96)

  See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                                      UNREALIZED
                                                      NOTIONAL                                                       APPRECIATION
                                                       AMOUNT                                                       (DEPRECIATION)
                                    COUNTER            (000)                                       TERMINATION          (000)
   UNDERLYING SECURITY               PARTY               $                 FLOATING RATE              DATE                $
-----------------------------   ---------------   -----------------   -------------------------   --------------   ---------------
MSCI Emerging Markets                                                 3 Month USD LIBOR-
Price Return Taiwan Index       Merrill Lynch                10,000   BBA minus 2.50%               06/03/03                  (841)

MSCI Emerging Markets                                                 3 Month USD LIBOR-
Price Return Taiwan Index       Merrill Lynch                 4,000   BBA minus 2.50%               08/06/03                  (304)
                                                                                                                   ---------------

                                                                                                                            (1,772)
                                                                                                                   ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investment at market value (including securities on loan of $27,250),
  (identified cost $382,466)                                                                      $       364,882
Cash                                                                                                          837
Foreign currency holdings (identified cost $1,760)                                                          1,766
Unrealized appreciation on foreign currency exchange contracts                                                 77
Receivables:
   Investments sold                                                                                         2,234
   Dividends and interest                                                                                     588
   Fund shares sold                                                                                           339
Prepaid expenses                                                                                                2
Investments of securities lending collateral in money market funds,
  at cost and market value                                                                                 28,803
Unrealized appreciation on index swap contracts                                                               233
                                                                                                  ---------------

      Total assets                                                                                        399,761

LIABILITIES
Payables:
   Investments purchased                                                   $         2,714
   Fund shares redeemed                                                                472
   Accrued fees to affiliates                                                          337
   Other accrued expenses                                                               12
Unrealized depreciation on foreign currency exchange contracts                          19
Payable upon return of securities loaned                                            28,803
Unrealized depreciation on index swap contracts                                      2,005
                                                                           ---------------

      Total liabilities                                                                                    34,362
                                                                                                  ---------------

NET ASSETS                                                                                        $       365,399
                                                                                                  ===============
NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                             $         5,157
Accumulated net realized gain (loss)                                                                      (67,866)
Unrealized appreciation (depreciation) on:
   Investments                                                                                            (17,584)
   Futures contracts                                                                                         (178)
   Index swap contracts                                                                                    (1,772)
   Foreign currency-related transactions                                                                       53
Shares of beneficial interest                                                                                  45
Additional paid-in capital                                                                                447,544
                                                                                                  ---------------

NET ASSETS                                                                                        $       365,399
                                                                                                  ===============

NET ASSET VALUE, offering and redemption price per share:
   ($365,399,327 divided by 45,163,120 shares of $.001 par value
      shares of beneficial interest outstanding)                                                  $          8.09
                                                                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
EMERGING MARKETS FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $211)                                                       $         2,386
   Interest                                                                                                   240
   Securities lending income                                                                                   48
                                                                                                  ---------------

      Total investment income                                                                               2,674

EXPENSES
   Advisory fees                                                           $         1,387
   Administrative fees                                                                 144
   Custodian fees                                                                      568
   Distribution fees                                                                   213
   Transfer agent fees                                                                  42
   Professional fees                                                                    24
   Registration fees                                                                    17
   Shareholder servicing fees                                                          182
   Trustees' fees                                                                       10
   Miscellaneous                                                                        22
                                                                           ---------------

   Expenses before reductions                                                        2,609
   Expense reductions                                                                 (298)
                                                                           ---------------

      Expenses, net                                                                                         2,311
                                                                                                  ---------------

Net investment income (loss)                                                                                  363
                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                     (10,293)
   Futures contracts                                                                  (536)
   Index swap contracts                                                             (1,924)
   Foreign currency-related transactions                                              (732)               (13,485)
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                     (12,656)
   Futures contracts                                                                    82
   Index swap contracts                                                              1,053
   Foreign currency-related transactions                                               149                (11,372)
                                                                           ---------------        ---------------

Net realized and unrealized gain (loss)                                                                   (24,857)
                                                                                                  ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                             $       (24,494)
                                                                                                  ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                         FOR THE SIX
                                                                                         MONTHS ENDED      FOR THE FISCAL
                                                                                       FEBRUARY 28, 2003      YEAR ENDED
                                                                                          (UNAUDITED)      AUGUST 31, 2002
                                                                                       -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $           363    $         3,943
   Net realized gain (loss)                                                                     (13,485)           (19,480)
   Net change in unrealized appreciation (depreciation)                                         (11,372)            39,535
                                                                                        ---------------    ---------------
      Net increase (decrease) in net assets from operations                                     (24,494)            23,998
                                                                                        ---------------    ---------------

DISTRIBUTIONS
   From net investment income                                                                    (1,500)                --
                                                                                        ---------------    ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                  9,050             24,128
                                                                                        ---------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                     (16,944)            48,126

NET ASSETS
   Beginning of period                                                                          382,343            334,217
                                                                                        ---------------    ---------------
   End of period (including undistributed/(overdistributed) net investment income of
      $5,157 and $6,294, respectively)                                                  $       365,399    $       382,343
                                                                                        ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                FISCAL YEARS ENDED AUGUST 31,
                                                            -----------------------------------------------------------------
                                                 2003*         2002         2001          2000          1999          1998
                                              ----------    ----------   ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     8.68    $     8.31   $    11.37    $    10.47    $     6.52    $    12.33
                                              ----------    ----------   ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                   .01           .09          .14           .09           .15           .18
   Net realized and unrealized gain (loss)          (.57)          .28        (3.13)         1.04          4.07         (5.58)
                                              ----------    ----------   ----------    ----------    ----------    ----------

      Total income (loss) from operations           (.56)          .37        (2.99)         1.13          4.22         (5.40)
                                              ----------    ----------   ----------    ----------    ----------    ----------

DISTRIBUTIONS
   From net investment income                       (.03)           --         (.07)         (.23)         (.27)         (.15)
   From net realized gain                             --            --           --            --            --          (.26)
                                              ----------    ----------   ----------    ----------    ----------    ----------

      Total distributions                           (.03)           --         (.07)         (.23)         (.27)         (.41)
                                              ----------    ----------   ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                $     8.09    $     8.68   $     8.31    $    11.37    $    10.47    $     6.52
                                              ==========    ==========   ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                (6.41)         4.45       (26.39)        11.05         66.41        (45.36)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)      365,399       382,343      334,217       395,926       335,655       206,370

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                   1.25          1.25         1.25          1.25          1.25          1.25
      Operating expenses, gross (d)                 1.41          1.44         1.47          1.38          1.34          1.38
      Net investment income                          .20           .98         1.48           .89          1.78          1.85

   Portfolio turnover rate (%)(b)                  33.55         92.10        49.97         55.62         39.64         38.94

*    For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
COMMON STOCKS - 95.5%
AUSTRALIA - 5.9%
Australia & New Zealand Banking
   Group, Ltd.                                           44,419               443
BHP Billiton, Ltd.                                      219,368             1,218
BHP Steel, Ltd.                                         215,226               451
CSR, Ltd.                                               212,506               838
National Australia Bank, Ltd.                            28,590               501
Qantas Airways, Ltd.                                    196,647               368
Woolworths, Ltd.                                        157,488             1,106
                                                                  ---------------
                                                                            4,925
                                                                  ---------------

AUSTRIA - 0.9%
OMV AG                                                    6,887               744
                                                                  ---------------

BELGIUM - 0.6%
KBC Bancassurance Holding                                15,816               478
                                                                  ---------------

FINLAND - 1.3%
Nokia OYJ                                                78,241             1,046
                                                                  ---------------

FRANCE - 8.5%
Alcatel SA                                               70,823               511
BNP Paribas                                              11,688               484
France Telecom                                           39,973               886
Peugeot SA                                               20,147               890
Renault SA                                               19,661               831
Sanofi-Synthelabo SA                                     18,563               993
Suez SA(###)                                              5,500                --
Suez SA                                                     305                 4
Thomson/ex-TMM(###)                                      36,006               504
Total Fina Elf SA                                         9,839             1,300
Total Fina Elf SA(###)                                      810                --
Wanadoo(###)                                            122,850               614
                                                                  ---------------
                                                                            7,017
                                                                  ---------------

GERMANY - 6.0%
Allianz AG                                                2,750               197
Altana AG                                                17,100               708
BASF AG                                                  24,800               904
DaimlerChrysler AG                                       24,500               750
Deutsche Bank AG                                          6,400               260
Muenchener Rueckversicherungs AG                          2,350               212
Puma AG Rudolf Dassler Sport                             13,234               894
SAP AG                                                    8,665               724
Siemens AG                                                8,200               325
                                                                  ---------------
                                                                            4,974
                                                                  ---------------

HONG KONG - 2.5%
Jardine Matheson Holdings, Ltd.                          98,988               564
Li & Fung, Ltd.                                         638,000               642
New World Development, Ltd.                             323,769               147
Oriental Press Group                                  1,970,000               331
Swire Pacific, Ltd. Class A                              81,500               347
                                                                  ---------------
                                                                            2,031
                                                                  ---------------

IRELAND - 1.0%
Bank of Ireland                                          74,913               825
                                                                  ---------------

ITALY - 3.3%
ENI-Ente Nazionale Idrocarburi SpA                      118,750             1,762
Telecom Italia SpA                                      204,325             1,002
                                                                  ---------------
                                                                            2,764
                                                                  ---------------

JAPAN - 20.6%
Alps Electric Co., Ltd.                                  66,000               806
Brother Industries, Ltd.                                 63,000               380
Dai Nippon Printing Co., Ltd.                            53,000               535
Dainippon Pharmaceutical Co., Ltd.                       54,000               442
Daiwa Securities Group, Inc.                             52,000               251
Eisai Co., Ltd.                                          33,100               644
Kawasaki Kisen Kaisha, Ltd.                             250,000               552
KDDI Corp.                                                  374             1,174
Kubota Corp.                                            108,000               277
Kuraray Co., Ltd.                                        67,000               390
Kyocera Corp.                                             9,400               494
Matsushita Electric Industrial Co., Ltd.                 53,000               470
Mitsubishi Corp.                                        113,000               756
Mitsubishi Electric Corp.                                68,000               182
Mitsubishi Heavy Industries, Ltd.                       176,000               481
Mitsubishi Tokyo Financial Group, Inc.                      101               448
Mitsui Fudosan Co., Ltd.                                 83,000               544
Mitsui Sumitomo Insurance Co., Ltd.                      76,000               356
Nippon Oil Corp.                                        147,000               625
Nippon Steel Corp.                                      211,000               289
Nippon Telegraph & Telephone Corp.                          265               959
Olympus Optical Co., Ltd.                                44,000               711
Ricoh Co., Ltd.                                          36,000               544
Sekisui Chemical Co., Ltd.                              252,000               631
Showa Denko K K                                         562,000               794
Tanabe Seiyaku Co., Ltd.                                 91,000               743
Tohoku Electric Power Co., Inc.                          87,500             1,268
Toshiba Corp.                                           128,000               372
UFJ Holdings, Inc.                                          178               209
Yamaha Motor Co., Ltd.                                   95,000               745
                                                                  ---------------
                                                                           17,072
                                                                  ---------------

NETHERLANDS - 6.3%
ABN Amro Holding NV                                      69,456             1,104
ING Groep NV                                             57,296               775
Koninklijke Philips Electronics NV                       27,787               464
Royal Dutch Petroleum Co.                                24,761               981

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
Royal KPN NV                                            101,654               674
Unilever NV                                              14,785               838
VNU NV                                                   16,490               363
                                                                  ---------------
                                                                            5,199
                                                                  ---------------

NORWAY - 0.5%
Norsk Hydro ASA                                          10,040               385
                                                                  ---------------

SINGAPORE - 0.8%
Fraser & Neave, Ltd.                                    151,100               695
                                                                  ---------------

SPAIN - 4.5%
Banco Santander Central Hispano SA                      132,925               852
Endesa SA                                                51,558               617
Grupo Dragados SA                                        23,315               442
Iberdrola SA                                             73,969             1,134
Zardoya-Otis SA                                          50,715               683
                                                                  ---------------
                                                                            3,728
                                                                  ---------------

SWEDEN - 1.7%
Nordea AB                                               168,215               733
Svenska Cellulosa AB Class B                             21,500               663
                                                                  ---------------
                                                                            1,396
                                                                  ---------------

SWITZERLAND - 6.7%
Baloise Holding, Ltd.                                     9,320               224
Nestle SA                                                 9,756             1,965
Novartis AG Class G                                      28,677             1,053
Swiss Reinsurance                                         8,340               449
UBS AG                                                   30,419             1,276
Zurich Financial Services AG                              6,989               593
                                                                  ---------------
                                                                            5,560
                                                                  ---------------

UNITED KINGDOM - 23.8%
Allied Domecq PLC                                        85,626               404
Aviva PLC                                                82,567               515
BAE Systems PLC                                          83,128               144
BP PLC                                                  175,085             1,103
British Airways PLC                                     312,592               513
British American Tobacco PLC                            120,472             1,176
BT Group PLC                                            188,408               485
GlaxoSmithKline PLC                                     131,164             2,307
HBOS PLC                                                 59,410               619
HSBC Holdings PLC                                       150,883             1,626
Kidde PLC                                               618,535               558
Legal & General Group PLC                               280,927               331
Man Group PLC                                            38,398               517
Marks & Spencer Group PLC                               174,157               838
Northern Rock PLC                                        75,868               805
Reckitt Benckiser PLC                                    65,618             1,035
Rentokil Initial PLC                                     94,858               273
Royal Bank of Scotland Group PLC                         85,217             1,950
Scottish Power PLC                                      178,236             1,023
Shell Transport & Trading Co. PLC                       164,958               956
Vodafone Group PLC                                    1,093,969             1,960
Whitbread PLC                                            68,066               559
                                                                  ---------------
                                                                           19,697
                                                                  ---------------

UNITED STATES - 0.6%
Berkeley Group PLC(###)                                  56,667               560
                                                                  ---------------

TOTAL COMMON STOCKS
(cost $91,428)                                                             79,096
                                                                  ---------------

PREFERRED STOCKS - 0.9%
AUSTRALIA - 0.9%
News Corp., Ltd.                                        145,921               756
                                                                  ---------------

TOTAL PREFERRED STOCKS
(cost $781)                                                                   756
                                                                  ---------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                      $
                                                ---------------
LONG-TERM INVESTMENTS - 0.1%
CAYMAN ISLANDS - 0.1%
MTI Capital Cayman, Ltd.
   0.500% due 10/01/07                          JPY      39,000                54
                                                                  ---------------

TOTAL LONG-TERM INVESTMENTS
(cost $312)                                                                    54
                                                                  ---------------

See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                ---------------   ---------------
SHORT-TERM INVESTMENTS - 1.5%
UNITED STATES - 1.5%
Federated Investors Prime Cash
   Obligation Fund (C)                                1,296,000             1,296
                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,296)                                                               1,296
                                                                  ---------------

TOTAL INVESTMENTS - 98.0%
(identified cost $93,817)                                                  81,202


OTHER ASSETS AND LIABILITIES,
NET - 2.0%                                                                  1,653
                                                                  ---------------

NET ASSETS - 100.0%                                                        82,855
                                                                  ===============

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
                                                     AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                    (000)            (000)
(NUMBER OF CONTRACTS)                                  $                $
                                                ---------------   ---------------
LONG POSITIONS
FTSE-100 Index (UK)
   expiration date 03/03 (7)                                161                 6
MSCI(R) Pan Euro Index (EMU)
   expiration date 03/03 (78)                             1,081               (71)
TOPIX Index (Japan)
   expiration date 03/03 (9)                                622               (19)
                                                                  ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (a)                                                    (84)
                                                                  ===============

                                                                     MARKET
                                                     % OF             VALUE
                                                      NET             (000)
INDUSTRY DIVERSIFICATION                            ASSETS              $
                                                ---------------   ---------------
Auto and Transportation                                     5.6             4,651
Consumer Discretionary                                     10.1             8,341
Consumer Staples                                            7.4             6,112
Financial Services                                         19.9            16,517
Health Care                                                 8.3             6,888
Integrated Oils                                             5.4             4,446
Materials and Processing                                    8.1             6,729
Miscellaneous                                               0.7               564
Other Energy                                                5.6             4,628
Producer Durables                                           6.1             5,052
Technology                                                  5.3             4,367
Utilities                                                  13.9            11,557
Long-Term Positions                                         0.1                54
Short-Term Investments                                      1.5             1,296
                                                ---------------   ---------------

Total Investments                                          98.0            81,202
Other Assets and Liabilities, Net                           2.0             1,653
                                                ---------------   ---------------

NET ASSETS                                                100.0            82,855
                                                ===============   ===============

                                                                      MARKET
                                                     % OF             VALUE
                                                      NET             (000)
GEOGRAPHIC DIVERSIFICATION                          ASSETS              $
                                                ---------------   ---------------
Asia                                                       10.1             8,407
Europe                                                     41.2            34,116
Japan                                                      20.6            17,072
United Kingdom                                             23.8            19,697
Other                                                       0.7               560
Long-Term Investments                                       0.1                54
Short-Term Investments                                      1.5             1,296
                                                ---------------   ---------------

Total Investments                                          98.0            81,202
Other Assets and Liabilities, Net                           2.0             1,653
                                                ---------------   ---------------

Net Assets                                                100.0            82,855
                                                ===============   ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investment at market value (including securities on loan of $15,659),
  (identified cost $93,817)                                                                       $        81,202
Cash                                                                                                          422
Foreign currency holdings (identified cost $1,282)                                                          1,289
Receivables:
   Dividends and interest                                                                                     108
   Fund shares sold                                                                                            47
   Daily variation margin on futures contracts                                                                 21
Investments of securities lending collateral in money market funds,
   at cost and market value                                                                                16,471
                                                                                                  ---------------

      Total assets                                                                                         99,560

LIABILITIES
Payables:
   Fund shares redeemed                                                    $           142
   Accrued fees to affiliates                                                           79
   Other accrued expenses                                                               13
Payable upon return of securities loaned                                            16,471
                                                                           ---------------

      Total liabilities                                                                                    16,705
                                                                                                  ---------------

NET ASSETS                                                                                        $        82,855
                                                                                                  ===============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                             $            64
Accumulated net realized gain (loss)                                                                      (21,069)
Unrealized appreciation (depreciation) on:
   Investments                                                                                            (12,615)
   Futures contracts                                                                                          (84)
   Foreign currency-related transactions                                                                       12
Shares of beneficial interest                                                                                  15
Additional paid-in capital                                                                                116,532
                                                                                                  ---------------

NET ASSETS                                                                                        $        82,855
                                                                                                  ===============

NET ASSET VALUE, offering and redemption price per share:
   ($82,855,214 divided by 14,727,477 shares of $.001 par value
      shares of beneficial interest outstanding)                                                  $          5.63
                                                                                                  ===============

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $49)                       $    443
  Securities lending income                                                    31
  Interest                                                                      6
                                                                         --------
    Total investment income                                                   480

EXPENSES
  Advisory fees                                              $    288
  Administrative fees                                              44
  Custodian fees                                                   94
  Distribution fees                                                 5
  Transfer agent fees                                              23
  Professional fees                                                18
  Registration fees                                                 7
  Shareholder servicing fees                                       11
  Trustees' fees                                                    8
  Miscellaneous                                                     5
                                                             --------

  Expenses before reductions                                      503
  Expense reductions                                             (120)
                                                             --------

    Expenses, net                                                             383
                                                                         --------

Net investment income (loss)                                                   97
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                  (4,937)
  Futures contracts                                              (971)
  Foreign currency-related transactions                           117      (5,791)
                                                             --------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                  (2,418)
  Futures contracts                                               157
  Foreign currency-related transactions                            11      (2,250)
                                                             --------    --------

Net realized and unrealized gain (loss)                                    (8,041)
                                                                         --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $ (7,944)
                                                                         ========

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX
                                                                        MONTHS ENDED       FOR THE FISCAL
                                                                     FEBRUARY 28, 2003       YEAR ENDED
                                                                        (UNAUDITED)        AUGUST 31, 2002
                                                                     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                       $              97    $             833
  Net realized gain (loss)                                                      (5,791)              (8,949)
  Net change in unrealized appreciation (depreciation)                          (2,250)              (2,970)
                                                                     -----------------    -----------------

    Net increase (decrease) in net assets from operations                       (7,944)             (11,086)
                                                                     -----------------    -----------------
DISTRIBUTIONS
  From net investment income                                                      (840)                (384)
                                                                     -----------------    -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                 20,504                3,979
                                                                     -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                     11,720               (7,491)

NET ASSETS
  Beginning of period                                                           71,135               78,626
                                                                     -----------------    -----------------
  End of period (including undistributed/(overdistributed) net
    investment income of $64 and $807, respectively)                 $          82,855    $          71,135
                                                                     =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL STOCK SELECTION FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                FISCAL YEARS ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                2003*         2002          2001          2000          1999          1998
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     6.32    $     7.42    $    10.87    $    10.37    $     9.24    $    10.85
                                             ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                   .01           .08           .09           .09           .12           .16
  Net realized and unrealized gain (loss)          (.63)        (1.14)        (2.28)          .54          2.09         (1.13)
                                             ----------    ----------    ----------    ----------    ----------    ----------

    Total income (loss) from operations            (.62)        (1.06)        (2.19)          .63          2.21          (.97)
                                             ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                       (.07)         (.04)           --          (.13)         (.39)         (.15)
  From net realized gain                             --            --         (1.26)           --          (.69)         (.49)
                                             ----------    ----------    ----------    ----------    ----------    ----------

    Total distributions                            (.07)         (.04)        (1.26)         (.13)        (1.08)         (.64)
                                             ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD               $     5.63    $     6.32    $     7.42    $    10.87    $    10.37    $     9.24
                                             ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                               (9.90)       (14.32)       (21.64)         6.09         26.88         (9.50)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)       82,855        71,135        78,626       105,645        99,916        76,565

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                    1.00          1.00          1.00          1.00          1.00          1.00
    Operating expenses, gross (d)                  1.31          1.31          1.33          1.28          1.37          1.29
    Net investment income                           .25          1.20          1.06           .79          1.30          1.23

  Portfolio turnover rate (%)(b)                  26.76         49.55         85.14         64.05         62.02         74.79

*    For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                         ---------     --------
COMMON STOCKS - 97.2%
AUSTRALIA - 1.6%
BHP Billiton, Ltd.                         222,164        1,234
                                                       --------

CANADA - 5.5%
Celestica, Inc. (###)                       60,366          728
Encana Corp.                                68,919        2,249
Precision Drilling Corp. (###)              38,500        1,393
                                                       --------
                                                          4,370
                                                       --------

FINLAND - 2.7%
Nokia OYJ                                  158,950        2,124
                                                       --------

FRANCE - 8.2%
Aventis SA                                  19,004          863
AXA                                         87,000        1,063
AXA - ADR                                   22,446          272
BNP Paribas                                 32,006        1,325
Sanofi-Synthelabo SA                        11,776          630
Suez SA                                     48,866          640
Total Fina Elf SA                           10,633        1,405
Total Fina Elf SA - ADR                      4,955          326
                                                       --------
                                                          6,524
                                                       --------

GERMANY - 3.8%
Allianz AG                                  16,630        1,191
E.ON AG                                     32,500        1,387
Volkswagen AG                               10,700          428
                                                       --------
                                                          3,006
                                                       --------

HONG KONG - 0.4%
Li & Fung, Ltd.                            324,000          326
                                                       --------

IRELAND - 2.1%
CRH PLC                                     19,363          239
CRH PLC                                     73,709          906
Ryanair Holdings PLC - ADR (###)            14,253          544
                                                       --------
                                                          1,689
                                                       --------

JAPAN - 21.3%
Advantest Corp.                             17,100          742
Canon, Inc.                                 85,000        3,071
Canon, Inc. - ADR                            1,086           39
Honda Motor Co., Ltd.                       55,200        2,017
Hoya Corp.                                  25,700        1,650
Mitsubishi Tokyo Financial Group, Inc.         325        1,440
NTT DoCoMo, Inc.                             1,324        2,497
Sony Corp.                                  71,500        2,715
Takeda Chemical Industries, Ltd.            29,300        1,081
Toyota Motor Corp.                          69,100        1,622
                                                       --------
                                                         16,874
                                                       --------

NETHERLANDS - 5.0%
ASML Holding NV (###)                       98,702          712
Gucci Group NV                              10,452          982
ING Groep NV                                80,244        1,085
Koninklijke Philips Electronics NV          71,893        1,199
                                                       --------
                                                          3,978
                                                       --------

SINGAPORE - 1.3%
Flextronics International, Ltd. (###)      117,900        1,023
                                                       --------

SPAIN - 4.3%
Endesa SA                                   70,157          839
Telefonica SA (###)                        215,478        2,090
Telefonica SA - ADR (###)                   17,939          518
                                                       --------
                                                          3,447
                                                       --------

SWITZERLAND - 11.3%
Nestle SA                                   13,811        2,781
Novartis AG Class G                         71,733        2,634
Roche Holding AG                            11,689          702
Swiss Reinsurance                           21,673        1,167
UBS AG                                      39,925        1,675
                                                       --------
                                                          8,959
                                                       --------

UNITED KINGDOM - 29.7%
Amvescap PLC                               180,739          839
AstraZeneca PLC                             29,507          952
BAE Systems PLC                            227,347          394
Barclays PLC                               234,794        1,357
BP PLC                                     373,191        2,351
Celltech Group PLC (###)                   242,304        1,234
Diageo PLC                                  90,926          902
GlaxoSmithKline PLC                        137,601        2,419
Hays PLC                                   507,359          575
HSBC Holdings PLC                          210,449        2,267
Lloyds TSB Group PLC                       215,713        1,203
Reed Elsevier PLC                          122,914          897
Rio Tinto PLC                               51,666        1,046
Royal Bank of Scotland Group PLC            44,018        1,007
Tesco PLC                                  310,589          793
Vodafone Group PLC                       2,072,337        3,714
WPP Group PLC                              264,945        1,631
                                                       --------
                                                         23,581
                                                       --------

TOTAL COMMON STOCKS
(cost $102,648)                                          77,135
                                                       --------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                         ---------     --------
SHORT-TERM INVESTMENTS - 3.7%
UNITED STATES - 3.7%
AIM Short Term Investment
  Prime Portfolio (++)                         311           --
Federated Investors Prime Cash
  Obligation Fund (++)                   2,894,739        2,895
                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,895)                                             2,895
                                                       --------

TOTAL INVESTMENTS - 100.9%
(identified cost $105,543)                               80,030

OTHER ASSETS AND LIABILITIES,
NET - (0.9%)                                               (736)
                                                       --------

NET ASSETS - 100.0%                                      79,294
                                                       ========

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                           UNREALIZED
                                          APPRECIATION
  AMOUNT       AMOUNT                    (DEPRECIATION)
   SOLD        BOUGHT       SETTLEMENT       (000)
   (000)       (000)           DATE            $
-------------------------------------------------------
USD    208   GBP      132    03/03/03                --
USD    312   EUR      290    03/03/03                --
USD    453   JPY   53,607    03/04/03                --
                                         --------------

                                                     --
                                         ==============

                                                        MARKET
                                           % OF         VALUE
INDUSTRY DIVERSIFICATION                   NET          (000)
(UNAUDITED)                               ASSETS          $
                                         ---------     --------
Auto and Transportation                        5.8        4,612
Consumer Discretionary                        12.9       10,198
Consumer Staples                               5.6        4,475
Financial Services                            20.0       15,893
Health Care                                   14.3       11,301
Integrated Oils                                6.2        4,926
Materials and Processing                       5.6        4,445
Other Energy                                   3.3        2,639
Producer Durables                              2.9        2,321
Technology                                     3.2        2,516
Utilities                                     17.4       13,809
Short-Term Investments                         3.7        2,895
                                         ---------     --------

Total Investments                            100.9       80,030
Other Assets and Liabilities, Net             (0.9)        (736)
                                         ---------     --------

NET ASSETS                                   100.0       79,294
                                         =========     ========

                                                        MARKET
                                           % OF         VALUE
GEOGRAPHIC DIVERSIFICATION                 NET          (000)
(UNAUDITED)                               ASSETS          $
                                         ---------     --------
Asia                                           3.3        2,582
Europe                                        37.4       29,728
Japan                                         21.3       16,874
Other                                          5.5        4,370
United Kingdom                                29.7       23,581
Short-Term Investments                         3.7        2,895
                                         ---------     --------

Total Investments                            100.9       80,030
Other Assets and Liabilities, Net             (0.9)        (736)
                                         ---------     --------

NET ASSETS                                   100.0       79,294
                                         =========     ========

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investment at market (including securities on loan of $7,096),
  (identified cost $105,543)                                                       $   80,030
Foreign currency holdings (identified cost $76)                                            77
Receivables:
  Dividends                                                                               213
  Fund shares sold                                                                        110
Investments of securities lending collateral in money market funds,
  at cost and market value                                                              7,460
                                                                                   ----------

    Total assets                                                                       87,890

LIABILITIES
Payables:
  Investments purchased                                               $    1,030
  Fund shares redeemed                                                        43
  Accrued fees to affiliates                                                  51
  Other accrued expenses                                                      12
Payable upon return of securities loaned                                   7,460
                                                                      ----------

    Total liabilities                                                                   8,596
                                                                                   ----------

NET ASSETS                                                                         $   79,294
                                                                                   ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                              $      (20)
Accumulated net realized gain (loss)                                                  (43,212)
Unrealized appreciation (depreciation) on:
  Investments                                                                         (25,513)
  Foreign currency-related transactions                                                     4
Shares of beneficial interest                                                              12
Additional paid-in capital                                                            148,023
                                                                                   ----------

NET ASSETS                                                                         $   79,294
                                                                                   ==========

NET ASSET VALUE, offering and redemption price per share:
  ($79,294,434 divided by 12,400,286 shares of $.001 par value
    shares of beneficial interest outstanding)                                     $     6.39
                                                                                   ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $50)                                 $      427
  Securities lending income                                                                 7
                                                                                   ----------

    Total investment income                                                               434

EXPENSES
  Advisory fees                                                       $      303
  Administrative fees                                                         43
  Custodian fees                                                              74
  Distribution fees                                                           46
  Transfer agent fees                                                         23
  Professional fees                                                           18
  Registration fees                                                           12
  Shareholder servicing fees                                                  31
  Trustees' fees                                                               8
  Miscellaneous                                                                9
                                                                      ----------

  Expenses before reductions                                                 567
  Expense reductions                                                        (122)
                                                                      ----------

    Expenses, net                                                                         445
                                                                                   ----------

Net investment income (loss)                                                              (11)
                                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                            (10,773)
  Foreign currency-related transactions                                      (17)     (10,790)
                                                                      ----------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                                (78)
  Foreign currency-related transactions                                        5          (73)
                                                                      ----------   ----------

Net realized and unrealized gain (loss)                                               (10,863)
                                                                                   ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                              $  (10,874)
                                                                                   ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX
                                                                        MONTHS ENDED        FOR THE FISCAL
                                                                     FEBRUARY 28, 2003        YEAR ENDED
                                                                        (UNAUDITED)         AUGUST 31, 2002
                                                                     -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                       $             (11)   $              456
  Net realized gain (loss)                                                     (10,790)              (18,701)
  Net change in unrealized appreciation (depreciation)                             (73)               (3,514)
                                                                     -----------------    ------------------

    Net increase (decrease) in net assets from operations                      (10,874)              (21,759)
                                                                     -----------------    ------------------

DISTRIBUTIONS
  From net investment income                                                      (433)                 (464)
                                                                     -----------------    ------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                 (5,160)                6,768
                                                                     -----------------    ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                    (16,467)              (15,455)

NET ASSETS
  Beginning of period                                                           95,761               111,216
                                                                     -----------------    ------------------
  End of period (including undistributed/(overdistributed) net
    investment income of ($20) and $424, respectively)               $          79,294    $           95,761
                                                                     =================    ==================

See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                             FISCAL YEARS ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                2003*         2002          2001          2000          1999         1998**
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     7.30    $     9.15    $    14.37    $    11.31    $     8.42    $    10.00
                                             ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)               0.00           .04           .05           .07           .11           .03
  Net realized and unrealized gain (loss)          (.87)        (1.85)        (4.50)         3.17          2.83         (1.61)
                                             ----------    ----------    ----------    ----------    ----------    ----------

    Total income (loss) from operations            (.87)        (1.81)        (4.45)         3.24          2.94         (1.58)
                                             ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                       (.04)         (.04)         (.06)         (.08)         (.05)           --
  From net realized gain                             --            --          (.71)         (.10)           --            --
                                             ----------    ----------    ----------    ----------    ----------    ----------

    Total distributions                            (.04)         (.04)         (.77)         (.18)         (.05)           --
                                             ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD               $     6.39    $     7.30    $     9.15    $    14.37    $    11.31    $     8.42
                                             ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(c)                              (12.01)       (19.84)       (32.28)        28.82         35.08        (15.80)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)       79,294        95,761       111,216       137,639        53,416        22,966

  Ratios to average net assets (%)(d):
    Operating expenses, net (e)                    1.10          1.10          1.10          1.10          1.10          1.10
    Operating expenses, gross (e)                  1.40          1.25          1.22          1.16          1.30          1.66
    Net investment income                          (.03)          .46           .41           .48          1.16          1.27

  Portfolio turnover rate (%)(c)                  18.02         55.35         39.14         45.76         39.19         17.24

*    For the six months ended February 28, 2003 (Unaudited).
**   For the period April 29, 1998 (commencement of operations) to August 31,
     1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Zero amounts represent that which are less than $0.005.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
INTERNATIONAL EQUITY FUNDS

NOTES TO STATEMENT OF NET ASSETS
FEBRUARY 28, 2003 (UNAUDITED)

FOOTNOTES:

(###) Nonincome-producing security.
(!!) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(+++) Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See
      Note 2.
(@@)  Rate noted is yield-to-maturity from date of acquisition.
(~)   Fair value is at amortized cost, which approximates market.
(@@@) This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(++)  At net asset value.

ABBREVIATIONS:
ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt
ADS   - American Depositary Share
CVO   - Contingent Value Obligation
144A  - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS   - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK   - Payment in Kind

FOREIGN CURRENCY ABBREVIATIONS:
   ARS - Argentine peso
   AUD - Australian dollar
   BRL - Brazilian real
   CAD - Canadian dollar
   CHF - Swiss franc
   CLP - Chilean peso
   CNY - Chinese renminbi yuan
   COP - Columbian peso
   CRC - Costa Rica colon
   CZK - Czech koruna
   DKK - Danish krone
   EGP - Egyptian pound
   EUR - Euro
   GBP - British pound sterling
   HKD - Hong Kong dollar
   HUF - Hungarian forint
   IDR - Indonesian rupiah
   IEP - Irish pundt
   ILS - Israeli shekel
   INR - Indian rupee
   ITL - Italian lira
   JPY - Japanese yen
   KES - Kenyan schilling
   KRW - South Korean won
   MXN - Mexican peso
   MYR - Malaysian ringgit
   PEN - Peruvian nouveau sol
   PHP - Philippine peso
   PLN - Polish zloty
   RUB - Russian ruble
   SEK - Swedish krona
   SGD - Singapore dollar
   SKK - Slovakian koruna
   THB - Thai baht
   TRL - Turkish lira
   USD - United States dollar
   VEB - Venezuelan bolivar
   VND - Vietnam dong
   ZAR - South African rand

SSgA
INTERNATIONAL EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on three Funds, each which have distinct investment objectives and strategies. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: Securities traded on a national securities exchange (domestic or foreign) are valued on the basis of the last sale price. Securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Equity contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

   Short-term instruments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 2002, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first.

                                                                  EXPIRATION YEAR
                                              --------------------------------------------------
                                                08/31/2007       08/31/2009         08/31/2010
------------------------------------------------------------------------------------------------
   Emerging Markets                            $  3,182,831      $         --      $   9,784,592
   International Stock Selection                         --         1,433,134          7,374,807
   International Growth Opportunities                    --         1,560,006         14,599,590

FEBRUARY 28, 2003 (UNAUDITED)

   As of February 28, 2003, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

                                                                                                        INTERNATIONAL
                                                                EMERGING       INTERNATIONAL STOCK         GROWTH
                                                                 MARKETS            SELECTION           OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes                      $  394,677,313        $  93,945,226        $  105,792,885

   Gross Tax Unrealized Appreciation                             36,980,869            2,428,822               880,240
   Gross Tax Unrealized Depreciation                            (66,776,311)         (15,172,314)          (26,643,265)
                                                             --------------        -------------        --------------
   Net Tax Unrealized Appreciation (Depreciation)            $  (29,795,442)       $ (12,743,492)       $  (25,763,025)
                                                             ==============        =============        ==============

   As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2001 to August 31,2002, and treat it as arising in the fiscal year 2003 as follows:

   Emerging Markets                         $ 33,073,801
   International Stock Selection               6,378,240
   International Growth Opportunities         16,021,812

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all funds based principally on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

FEBRUARY 28, 2003 (UNAUDITED)

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds can more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2003 are presented in the accompanying Statement of Net Assets.

   FUTURES CONTRACTS: The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2003, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

   Emerging Markets                         $     836,515
   International Stock Selection                  421,762
   International Growth Opportunities                  --

   INDEX SWAPS: The Emerging Markets Fund has entered into several index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, this fund pays the swap counterparties based on the notional amount and an agreed upon rate (e.g. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The fund has segregated certain short-term investments (identified in the accompanying Statement of Net Assets) as collateral for the notional amount under the equity swap agreements.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

FEBRUARY 28, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS
   SECURITIES: For the period ended February 28, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to the following:

                                                 PURCHASES            SALES
-------------------------------------------------------------------------------
   Emerging Markets                            $ 112,886,262      $ 115,031,638
   International Stock Selection                  42,417,876         19,357,789
   International Growth Opportunities             14,589,649         21,287,946

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Funds and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Funds negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2003, the value of outstanding securities on loan and the value of collateral amounted as follows:

                                                  VALUE OF           VALUE OF
                                             SECURITIES ON LOAN     COLLATERAL
-------------------------------------------------------------------------------
   Emerging Markets                            $    27,249,933    $  28,803,252
   International Stock Selection                    15,658,698       16,471,236
   International Growth Opportunities                7,095,856        7,460,338

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

FEBRUARY 28, 2003 (UNAUDITED)

   The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2003 was $297,000.

   The Adviser has contractually agreed to reimburse the International Stock Selection Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2003 was $119,916.

   The Adviser has contractually agreed to reimburse the International Growth Opportunities for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2003 was $121,119.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

                                           AMOUNT PAID
------------------------------------------------------
   Emerging Markets                         $      755
   International Stock Selection                   581
   International Growth Opportunities              904

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space equipment and all necessary office and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003, the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

FEBRUARY 28, 2003 (UNAUDITED)

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pay .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                 GLOBAL
                                              STATE STREET       MARKETS    CITISTREET
--------------------------------------------------------------------------------------
   Emerging Markets                             $  46,167        $ 1,389    $  21,412
   International Stock Selection                    7,556            398        1,549
   International Growth Opportunities              10,091          6,801        7,381

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Funds on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                                                            INTERNATIONAL
                                             EMERGING      INTERNATIONAL        GROWTH
                                              MARKETS     STOCK SELECTION    OPPORTUNITIES
------------------------------------------------------------------------------------------
   Advisory fees                            $   164,823       $   27,568        $   22,873
   Administration fees                           21,644            8,967             5,967
   Custodian fees                                42,584           19,233             9,583
   Distribution fees                             51,857            4,394               465
   Shareholder servicing fees                    38,591            5,608               265
   Transfer agent fees                           13,609            8,171             7,431
   Trustees' fees                                 3,616            4,567             4,552
                                            -----------       ----------        ----------
                                            $   336,724       $   78,508        $   51,136
                                            ===========       ==========        ==========

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                             %               %
----------------------------------------------------------------
   Emerging Markets                         24.6            19.2
   International Stock Selection            10.3*             --
   International Growth Opportunities       24.0              --

*  Affiliate of the Investment Company.

FEBRUARY 28, 2003 (UNAUDITED)

5. FUND SHARE TRANSACTIONS:

                                                                              FOR THE PERIODS ENDED
                                                                              (AMOUNTS IN THOUSANDS)
                                                                    ------------------------------------------
                                                                    FEBRUARY 28, 2003       AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------------
                                                                    SHARE     DOLLARS      SHARE      DOLLARS
                                                                   -------    --------    -------    ---------
   EMERGING MARKETS
   Proceeds from shares sold                                         8,887    $ 73,275     27,308    $ 230,828
   Proceeds from reinvestment of distributions                         164       1,321         --           --
   Payments for shares redeemed                                     (7,946)    (65,546)   (23,468)    (206,700)
                                                                   -------    --------    -------    ---------

   Total net increase (decrease)                                     1,105    $  9,050      3,840    $  24,128
                                                                   =======    ========    =======    =========

   INTERNATIONAL STOCK SELECTION
   Proceeds from shares sold                                         3,920    $ 23,172      5,016    $  33,788
   Proceeds from reinvestment of distributions                          49         288         23          155
   Payments for shares redeemed                                       (501)     (2,956)    (4,382)     (29,964)
                                                                   -------    --------    -------    ---------

   Total net increase (decrease)                                     3,468    $ 20,504        657    $   3,979
                                                                   =======    ========    =======    =========

   INTERNATIONAL GROWTH OPPORTUNITIES
   Proceeds from shares sold                                         5,492    $ 37,204      7,639    $  62,995
   Proceeds from reinvestment of distributions                          38         258         25          209
   Payments for shares redeemed                                     (6,250)    (42,622)    (6,699)     (56,436)
                                                                   -------    --------    -------    ---------

   Total net increase (decrease)                                      (720)   $ (5,160)       965    $   6,768
                                                                   =======    ========    =======    =========

6. INTERFUND LENDING PROGRAM
   The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

SSgA
INTERNATIONAL EQUITY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                           NO. OF
                           POSITION(S) HELD                                                             PORTFOLIOS IN
     NAME,                  WITH FUND AND            TERM              PRINCIPAL OCCUPATION(S)             COMPLEX       OTHER
    ADDRESS,                  LENGTH OF               OF                    DURING THE                   OVERSEEN BY  DIRECTORSHIPS
      AGE                    TIME SERVED            OFFICE                 PAST 5 YEARS                    TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson         - Trustee since 1988  Appointed         - Vice Chairman,                             25     Trustee,
909 A Street             - Interested Person   until successor     Frank Russell Company;                            Frank Russell
Tacoma, WA 98402           of the SSgA Funds   is duly elected   - Chairman of the Board, Frank                      Investment
                           (as defined in the  and qualified       Russell Investment Management                     Company Funds
Age 63                     1940 Act) due to                        Company, Frank Russell Investment                 and Russell
                           his employment                          Company and Russell Investment                    Insurance Funds
                           by the parent                           Funds;                                            (investment
                           company of the                        - Chairman of the Board and                         companies)
                           Administrator                           Chief Executive Officer,
                         - Chairman of the     Until successor     Russell Fund Distributors, Inc. and
                           Board and           is chosen and       Frank Russell Trust Company; and
                           President           qualified by      - Director, Russell Insurance Agency,
                         - Member,             the Trustees.       Inc., Frank Russell Investments
                           Governance                              (Ireland) Limited, Frank Russell
                           Committee                               Investment Company plc; Frank
                         - Member, Valuation                       Russell Investment Company II plc,
                           Committee                               Frank Russell Investment Company
                                                                   III plc, Frank Russell Institutional
                                                                   Funds plc, Frank Russell Qualifying
                                                                   Investor Fund, and Frank Russell
                                                                   Investments (Cayman) Ltd.

Timothy B. Harbert       - Trustee since 2003  Appointed         - 2001 to Present,                           25     Listed under
Two International Place  - Interested Person   until successor     Chairman and Chief Executive Officer,             Principal
Boston, MA 02110           of the SSgA Funds   is duly elected     State Street Global Advisors;                     Occupations
                           (as defined in the  and qualified     - 1992 to 2001,
Age 52                     1940 Act) due to                        President and Chief Operating
                           his employment                          Officer, State Street Global
                           by an affiliate of                      Advisors;
                           the Advisor                           - 1996 to Present,
                         - Member,                                 Executive Vice President,
                           Governance                              State Street Bank & Trust Company;
                           Committee                             - Director, Citistreet, LLC;
                         - Member, Valuation                       State Street Bank, Paris; State
                           Committee                               Street Global Advisors, Ltd., London;
                                                                   State Street Global Advisors, GmbH,
                                                                   Munich; State Street Global Advisors,
                                                                   Canada, Ltd.; State Street Global
                                                                   Advisors, Australia, Ltd.; State
                                                                   Street Global Advisors, Japan, Ltd.;
                                                                   State Street Global Markets, LLC;
                                                                   Bentley College;
                                                                 - Chairman of the Board, StreetTracks,
                                                                   LLC; State Street Global Advisors
                                                                   Fund Management, LLC; State Street
                                                                   Global Advisors, Inc. (Delaware);
                                                                   Bel Air Investment Advisors, LLC; and
                                                                 - President and Director, State
                                                                   Street Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                          NO. OF
                        POSITION(S) HELD                                                              PORTFOLIOS IN
     NAME,               WITH FUND AND           TERM                PRINCIPAL OCCUPATION(S)              COMPLEX         OTHER
    ADDRESS,               LENGTH OF              OF                      DURING THE                   OVERSEEN BY    DIRECTORSHIPS
      AGE                 TIME SERVED           OFFICE                   PAST 5 YEARS                     TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William L. Marshall   - Trustee since 1988  Appointed        - Chief Executive Officer and                 25        None
33 West Court Street  - Chairman,           until successor    President, Wm. L. Marshall Associates,
Doylestown, PA 18901    Audit Committee     is duly elected    Inc., Wm. L. Marshall Companies, Inc.
                      - Member,             and qualified      and the Marshall Financial Group, Inc.
Age 60                  Governance                             (a registered investment advisor and
                        Committee                              provider of financial and
                      - Member, Valuation                      related consulting services);
                        Committee                            - Certified Financial Planner and
                                                               Member, Financial Planners
                                                               Association; and
                                                             - Registered Representative and
                                                               Principal for Securities with
                                                               Cambridge Investment Research, Inc.,
                                                               Fairfield, Iowa.

Steven J. Mastrovich  - Trustee since 1988  Appointed        - September 2000 to Present,                  25        None
623 Clapboard Street  - Member,             until successor    Global Head of Structured Real
Westwood, MA 02090      Audit Committee     is duly elected    Estate, J.P. Morgan Investment
                      - Member,             and qualified      Management (private real estate
Age 46                  Governance                             investment for clients primarily
                        Committee                              outside of the US to locate private
                      - Member, Valuation                      real estate investments in the US);
                        Committee                            - January 2000 to September 2000,
                                                               Managing Director,
                                                               HSBC Securities (USA) Inc.;
                                                             - From 1998 to 2000, President,
                                                               Key Global Capital, Inc.;
                                                             - From 1997 to 1998, Partner, Squire,
                                                               Sanders & Dempsey (law firm); and
                                                             - From 1994 to 1997, Partner, Brown,
                                                               Rudnick, Freed & Gesmer (law firm).

Patrick J. Riley      - Trustee since 1988  Appointed        - 2003 to Present,                            25        Director -
One Corporate Place   - Member,             until successor    Associate Justice, Commonwealth of                    SSgA Cash
55 Ferncroft Road       Audit Committee     is duly elected    Massachusetts Superior Court; and                     Management
Danvers, MA 01923     - Member,             and qualified    - Partner, Riley, Burke & Donahue,                      Fund PLC,
                        Governance                             L.L.P. (law firm).                                    State Street
Age 54                  Committee                                                                                    Global Advisors
                      - Member, Valuation                                                                            Ireland, Ltd.
                        Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                          NO. OF
                          POSITION(S) HELD                                                            PORTFOLIOS IN
     NAME,                 WITH FUND AND          TERM               PRINCIPAL OCCUPATION(S)             COMPLEX          OTHER
    ADDRESS,                 LENGTH OF             OF                      DURING THE                  OVERSEEN BY    DIRECTORSHIPS
      AGE                   TIME SERVED          OFFICE                   PAST 5 YEARS                   TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk        - Trustee since 1988  Appointed        - March 2001 to April 2002,                  25       None
1180 Brookgate Way, NE  - Member,             until successor    Chairman, Cerulean Companies, Inc.
Atlanta, GA 30319-2877    Audit Committee     is duly elected    (holding company) (Retired);
                        - Member,             and qualified    - 1996 to March 2001,
Age 57                    Governance                             President and Chief Executive
                          Committee                              Officer, Cerulean Companies, Inc.;
                        - Member, Valuation                    - 1992 to March 2001,
                          Committee                              President and Chief Executive
                                                                 Officer, Blue Cross/Blue Shield of
                                                                 Georgia;
                                                               - 1993 to November 2001,
                                                                 Chairman and Board Member,
                                                                 Georgia Caring for Children
                                                                 Foundation (private foundation);
                                                               - November 1998 to Present,
                                                                 Board Member, Healthcare Georgia
                                                                 Foundation (private foundation); and
                                                               - September 2002 to Present,
                                                                 Board Member, Amerigroup Corp.

Bruce D. Taber          - Trustee since 1991  Appointed        - Consultant, Computer Simulation,           25       Director -
26 Round Top Road       - Member,             until successor    General Electric Industrial                         SSgA Cash
Boxford, MA 01921         Audit Committee     is duly elected    Control Systems.                                    Management
                        - Member,             and qualified                                                          Fund PLC,
Age 59                    Governance                                                                                 State Street
                          Committee                                                                                  Global Advisors
                        - Member, Valuation                                                                          Ireland, Ltd.
                          Committee

Henry W. Todd           - Trustee since 1988  Appointed        - Chairman, President and CEO,               25       Director -
150 Domorah Drive       - Member,             until successor    A.M. Todd Group, Inc.; and                          SSgA Cash
Montgomeryville, PA       Audit Committee     is duly elected  - President and CEO,                                  Management
18936                   - Member,             and qualified      Zink & Triest Co., Inc.                             Fund PLC,
                          Governance                             (dealer in vanilla flavor materials).               State Street
Age 55                    Committee                                                                                  Global Advisors
                        - Member, Valuation                                                                          Ireland, Ltd.
                          Committee

FEBRUARY 28, 2003 (UNAUDITED)

                          POSITION(S) HELD
      NAME,                WITH FUND AND           TERM                             PRINCIPAL OCCUPATION(S)
    ADDRESS,                 LENGTH OF              OF                                    DURING THE
      AGE                   TIME SERVED           OFFICE                                 PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       -  Principal          Until           -  2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive          successor          President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and        is chosen and      Advisor Strategies;
                            Chief Executive    qualified by    -  1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                      Officer since      Trustees           Offshore Funds and SSgA Latin America; and
                            2003                               -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President     Until           -  Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary      successor          Frank Russell Company;
Tacoma, WA 98402            since 1994         is chosen and   -  Assistant Secretary and Associate General Counsel, Frank Russell
                                               qualified by       Investment Management Company, Frank Russell Capital Inc., and
Age 45                                         Trustees           Frank Russell Investments (Delaware), Inc.;
                                                               -  Assistant Secretary and Associate General Counsel,
                                                                  Russell Fund Distributors, Inc.
                                                               -  Director, Secretary and Associate General Counsel,
                                                                  Frank Russell Securities, Inc.; and
                                                               -  Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President     Until           -  2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002         successor       -  2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                               is chosen and   -  1992 to 2000, Vice President, State Street Corporation; and
                                               qualified by    -  2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                         Trustees

Mark E. Swanson          -  Treasurer and      Until           -  Director - Investment Operations, Frank Russell Investment
909 A Street                Principal          successor          Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting         is chosen and   -  Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since      qualified by       Company and Russell Investment Funds.
Age 39                      2000               Trustees

SSgA FUNDS
INTERNATIONAL EQUITY FUNDS

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
 Lynn L. Anderson, Chairman
 Timothy B. Harbert
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President
 Agustin J. Fleites, Principal Executive Officer and CEO
 Mark E. Swanson, Treasurer and Principal Accounting Officer
 J.David Griswold, Vice President and Secretary
 James Ross, Vice President
 Deedra S. Walkey, Assistant Secretary
 Ross E. Erickson, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 SSgA Funds Management, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171

DISTRIBUTOR
 State Street Global Markets, LLC
 One International Place, 27th Floor
 Boston, Massachusetts 02110

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin Procter LLP
 Exchange Place
 Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 160 Federal Street
 Boston, Massachusetts 02110

[SSgA FUNDS(R) LOGO]

INDEX FUNDS

S&P 500 INDEX FUND

MSCI(R) EAFE(R) INDEX FUND


SEMIANNUAL REPORT
FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                                   INDEX FUNDS

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003


                                TABLE OF CONTENTS

                                                                                           PAGE
     S&P 500 Index Fund                                                                      3

     MSCI(R) EAFE(R) Index Fund                                                              7

     Notes to Financial Statements                                                          11

     Disclosure of Information about Fund Trustees and Officers                             15

     Fund Management and Service Providers                                                  19

     Financial Statements of the S&P 500 Portfolio                                          20

     Financial Statements of the MSCI(R) EAFE(R) Portfolio                                  41

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

SSgA
S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments in State Street Equity 500 Index Portfolio, at value                                      $  1,521,880
Receivables for Fund shares sold                                                                             1,479
Prepaid expenses                                                                                                 6
                                                                                                      ------------

     Total assets                                                                                        1,523,365

LIABILITIES
Payables:
  Accrued fees to affiliates                                                          $        610
  Fund shares redeemed                                                                         536
  Other accrued expenses                                                                        24
                                                                                      ------------

     Total liabilities                                                                                       1,170
                                                                                                      ------------

NET ASSETS                                                                                            $  1,522,195
                                                                                                      ============

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                 $      6,472
Accumulated net realized gain (loss) allocated from Portfolio                                             (314,770)
Unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                                             (252,153)
  Futures contracts                                                                                         (2,011)
Shares of beneficial interest                                                                                  109
Additional paid-in capital                                                                               2,084,548
                                                                                                      ------------

NET ASSETS                                                                                            $  1,522,195
                                                                                                      ============

NET ASSET VALUE, offering and redemption price per share:
  ($1,522,195,161 divided by 109,326,930 shares of $.001 par value
     shares of beneficial interest outstanding)                                                       $      13.92
                                                                                                      ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
S&P 500 INDEX FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  Dividends                                                                                           $     14,547
  Interest                                                                                                     368
  Expenses.                                                                                                   (354)
                                                                                                      ------------

     Total investment income allocated from Portfolio                                                       14,561

FUND LEVEL EXPENSES
  Administrative fees                                                                 $        186
  Fund accounting fees                                                                          20
  Distribution fees                                                                            170
  Transfer agent fees                                                                          246
  Professional fees                                                                             24
  Registration fees                                                                             27
  Shareholder servicing fees                                                                   214
  Trustees' fees                                                                                15
  Miscellaneous                                                                                 31
                                                                                      ------------

     Total Fund level expenses                                                                                 933
                                                                                                      ------------

Net investment income (loss)                                                                                13,628
                                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
  Investments                                                                              (43,576)
  Futures contracts                                                                         (3,149)        (46,725)
                                                                                      ------------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                                              (88,651)
  Futures contracts                                                                           (768)        (89,419)
                                                                                      ------------    ------------

Net realized and unrealized gain (loss)                                                                   (136,144)
                                                                                                      ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                 $   (122,516)
                                                                                                      ============

See accompanying notes which are an integral part of the financial statements.

SSgA
S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED      FOR THE FISCAL
                                                                                     FEBRUARY 28, 2003      YEAR ENDED
                                                                                        (UNAUDITED)      AUGUST 31, 2002
                                                                                     -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                                       $          13,628   $        26,361
  Net realized gain (loss)                                                                     (46,725)         (119,767)
  Net change in unrealized appreciation (depreciation)                                         (89,419)         (290,562)
                                                                                     -----------------   ---------------

     Net increase (decrease) in net assets from operations                                    (122,516)         (383,968)
                                                                                     -----------------   ---------------

DISTRIBUTIONS
  From net investment income                                                                   (12,806)          (27,390)
                                                                                     -----------------   ---------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                                 53,448          (304,813)
                                                                                     -----------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                    (81,874)         (716,171)

NET ASSETS
  Beginning of period                                                                        1,604,069         2,320,240
                                                                                     -----------------   ---------------
  End of period (including undistributed/(overdistributed) net investment income of
     $6,472 and $5,650, respectively)                                                $       1,522,195   $     1,604,069
                                                                                     =================   ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                   FISCAL YEARS ENDED AUGUST 31,
                                                             ------------------------------------------------------------------
                                                  2003*         2002          2001          2000          1999          1998
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $    15.16    $    18.77    $    26.41    $    23.74    $    19.42    $    18.96
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)                     .13           .23           .24           .27           .29           .31
  Net realized and unrealized gain (loss)           (1.25)        (3.61)        (6.46)         3.40          6.74          1.18
                                               ----------    ----------    ----------    ----------    ----------    ----------

     Total income (loss) from operations            (1.12)        (3.38)        (6.22)         3.67          7.03          1.49
                                               ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                         (.12)         (.23)         (.25)         (.28)         (.29)         (.32)
  From net realized gain                               --            --         (1.17)         (.72)        (2.42)         (.71)
                                               ----------    ----------    ----------    ----------    ----------    ----------

     Total distributions                             (.12)         (.23)        (1.42)        (1.00)        (2.71)        (1.03)
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                 $    13.92    $    15.16    $    18.77    $    26.41    $    23.74    $    19.42
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN(%)(b)                                  (7.45)       (18.20)       (24.48)        16.26         39.52          7.91

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)      1,522,195     1,604,069     2,320,240     3,105,167     2,673,963     1,615,913

  Ratios to average net assets (%)(c):
     Operating expenses, net(d)                       .16           .16           .17           .18           .18           .17
     Operating expenses, gross(d)                     .16           .16           .17           .24           .28           .27
     Net investment income                           1.75          1.31          1.12          1.08          1.29          1.50

  Portfolio turnover of the Fund(%)(e)                N/A           N/A           N/A         16.43         13.80         26.17

  Portfolio turnover of the Portfolio(%)(b)          5.93         16.02         12.01         14.00           N/A            NA

*    For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.
(e) Portfolio turnover represents the rates of portfolio activity for the periods through May 31, 2000, while the Fund was making investments directly in securities.

See accompanying notes which are an integral part of the financial statements.

SSgA
MSCI(R) EAFE(R) INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments in State Street Equity MSCI(R) EAFE(R) Index Portfolio, at value                           $     36,147
Receivables:
   From Advisor                                                                                                  66
   Fund shares sold                                                                                              30
Prepaid expenses                                                                                                 48
                                                                                                       ------------

     Total assets                                                                                            36,291

LIABILITIES
Payables:
   Accrued fees to affiliates                                                         $         12
   Other accrued expenses                                                                        9
                                                                                      ------------

     Total liabilities                                                                                           21
                                                                                                       ------------

NET ASSETS                                                                                             $     36,270
                                                                                                       ============
NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                  $        118
Accumulated net realized gain (loss) allocated from Portfolio                                                (3,054)
Unrealized appreciation (depreciation) allocated from Portfolio:
   Investments                                                                                                 (568)
   Futures contracts                                                                                           (273)
   Foreign currency-related transactions                                                                         21
Shares of beneficial interest                                                                                     5
Additional paid-in capital                                                                                   40,021
                                                                                                       ------------

NET ASSETS                                                                                             $     36,270
                                                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
  ($36,270,328 divided by 4,796,505 shares of $.001 par value
    shares of beneficial interest outstanding)                                                         $       7.56
                                                                                                       ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
MSCI(R) EAFE(R) INDEX FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  Dividends (net of foreign taxes withheld of $24)                                                     $        190
  Interest                                                                                                       16
  Expenses                                                                                                      (23)
                                                                                                       ------------

     Total investment income allocated from Portfolio                                                           183

FUND LEVEL EXPENSES
  Administrative fees                                                                 $         18
  Fund accounting fees                                                                           7
  Distribution fees                                                                              5
  Transfer agent fees                                                                           26
  Professional fees                                                                             16
  Registration fees                                                                             10
  Shareholder servicing fees                                                                     4
  Trustees' fees                                                                                 9
  Miscellaneous                                                                                  5
                                                                                      ------------

  Expenses before reductions                                                                   100
  Expense reductions                                                                           (61)
                                                                                      ------------

     Net Fund level expenses                                                                                     39
                                                                                                       ------------

Net investment income (loss)                                                                                    144
                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
  Investment transactions                                                                   (3,050)
  Futures transactions                                                                         (77)
  Foreign currency-related transactions                                                        305           (2,822)
                                                                                      ------------
Net change in unrealized appreciation (depreciation) on:
  Investment transactions                                                                      346
  Futures transactions                                                                        (247)
  Foreign currency-related transactions                                                         20              119
                                                                                      ------------     ------------

Net realized and unrealized gain (loss)                                                                      (2,703)
                                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                  $     (2,559)
                                                                                                       ============

 See accompanying notes which are an integral part of the financial statements.

SSgA
MSCI(R) EAFE(R) INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                                       FOR THE PERIOD
                                                                                    FOR THE SIX       OCTOBER 16, 2001
                                                                                    MONTHS ENDED      (COMMENCEMENT OF
                                                                                  FEBRUARY 28, 2003    OPERATIONS) TO
                                                                                     (UNAUDITED)      AUGUST 31, 2002
                                                                                  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                                    $             144   $            231
  Net realized gain (loss)                                                                   (2,822)            (1,145)
  Net change in unrealized appreciation (depreciation)                                          119               (939)
                                                                                  -----------------   ----------------

     Net increase (decrease) in net assets from operations                                   (2,559)            (1,853)
                                                                                  -----------------   ----------------

DISTRIBUTIONS
  From net investment income                                                                   (228)              (100)
  From net realized gain                                                                       (709)                (5)
                                                                                  -----------------   ----------------

     Net decrease in net assets from distributions                                             (937)              (105)
                                                                                  -----------------   ----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                              23,362             18,362
                                                                                  -----------------   ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                  19,866             16,404

NET ASSETS
  Beginning of period                                                                        16,404                 --
                                                                                  -----------------   ----------------
  End of period (including undistributed/(overdistributed) net
     investment income of $118 and $202, respectively)                            $          36,270   $         16,404
                                                                                  =================   ================

  See accompanying notes which are an integral part of the financial statements.

SSgA
MSCI(R) EAFE(R) INDEX FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                             2003*          2002**
                                                                                         ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $       9.05    $      10.00
                                                                                         ------------    ------------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                                                                 .04             .16
  Net realized and unrealized gain (loss)                                                       (1.05)          (1.02)
                                                                                         ------------    ------------

     Total income (loss) from operations                                                        (1.01)           (.86)
                                                                                         ------------    ------------

DISTRIBUTIONS
  From net investment income                                                                     (.11)           (.09)
  From net realized gain (b)                                                                     (.37)             --
                                                                                         ------------    ------------

     Total distributions                                                                         (.48)           (.09)
                                                                                         ------------    ------------

NET ASSET VALUE, END OF PERIOD                                                           $       7.56    $       9.05
                                                                                         ============    ============

TOTAL RETURN (%)(c)                                                                            (11.42)          (8.66)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)                                                     36,270          16,404

  Ratios to average net assets (%)(d):
     Operating expenses, net (e)(f)                                                               .40             .40
     Operating expenses, gross (e)(f)                                                             .80            1.41
     Net investment income                                                                        .93            1.82

  Portfolio turnover of the Portfolio (%)(c)                                                    16.43           20.01

*    For the six months ended February 28, 2003 (Unaudited).
** For the period October 16, 2001 (commencement of operations) to August 31, 2002.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Less than $.01 per share for the period ended August 31, 2002.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) Expense ratios include the Fund's share of the Portfolio's allocated expenses.

See accompanying notes which are an integral part of the financial statements.

SSgA
INDEX FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on two Funds, the SSgA S&P 500 Index Fund and the MSCI(R) EAFE(R) Index Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

   The S&P 500 Index Fund and the MSCI(R) EAFE(R) Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI(R) EAFE(R) Index, respectively (the "Portfolios"). The investment objective and policies of the Portfolios are the same as the Funds. The value of the Funds' investment in the Portfolios reflect the Funds' proportionate interest in the net assets of the Portfolios (approximately 80.36% for the S&P 500 Index and 47.70% for the MSCI(R) EAFE(R) Index at February 28, 2003). The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements.

   SECURITY VALUATION: The Funds record their investment in the Portfolio at value. Valuation of securities held by the Portfolios are discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   INVESTMENT INCOME: The Funds record daily their proportionate share of the Portfolios' income, expenses and realized gains and losses.

   OTHER: Investment transactions are accounted for on a trade date basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 2002, the following Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until it's expiration date, whichever occurs first:

                                              EXPIRATION YEAR
                                     -------------------------------
                                       8/21/2009         8/31/2010
--------------------------------------------------------------------
   S&P 500 Index                      $  7,245,507     $  57,372,745
   MSCI(R) EAFE(R) Index                        --                --

   As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2001 to August 31,2002, and treat it as arising in the fiscal year 2003 as follows:

   S&P 500 Index                        $ 105,597,069
   MSCI(R) EAFE(R) Index                           --

FEBRUARY 28, 2003 (UNAUDITED)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The S&P 500 Index Fund declares and pays dividends quarterly. The MSCI(R) EAFE(R) Index Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually for both Funds. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   Federal income tax regulations differ from generally accepted accounting principles. Income and gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences primarily relate to realized gains on redemptions in-kind.

   EXPENSES: Most expenses can be directly attributed to each Fund. Additionally, expenses allocated from the Portfolios are recorded and identified separately in the Statement of Operations. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all funds based principally on their relative net assets.

3. INVESTMENT TRANSACTIONS
   SECURITIES: Net daily increases and decreases in the Funds' investment in the Portfolios aggregated to the following, for the period ended February 28, 2003:

                                       INCREASES             DECREASES
-------------------------------------------------------------------------
   S&P 500 Index                    $  168,397,102         $  144,964,526
   MSCI(R) EAFE(R) Index                33,259,156             10,858,824

4. RELATED PARTIES
   ADVISER: The Funds are allocated a charge for a management fee from the Portfolios, calculated daily at an annual rate of .045% for the S&P 500 Index Fund and .15% for the MSCI(R) EAFE(R) Index Fund of their average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolios on behalf of their investors. The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

   The Adviser has agreed to reimburse the S&P 500 Index Fund for all fund and allocated Portfolio expenses that exceed .18%. No reimbursement was made during the six months ended February 28, 2003.

   The Adviser has agreed to reimburse the MSCI(R) EAFE(R) Index Fund for all Fund and allocated Portfolio expenses that exceed .40%. The total amount of reimbursement for the period ended February 28, 2003 was $61,330. See Note 4 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion - .0315%; over $1 billion - .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003 the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses.

FEBRUARY 28, 2003 (UNAUDITED)

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pay .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the maximum amount each Fund pays, see the following table:

                                      %
-----------------------------------------
   S&P 500 Index                     .100
   MSCI(R) EAFE(R) Index             .175

   For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:


                                     STATE STREET   GLOBAL MARKETS    CITISTREET
--------------------------------------------------------------------------------
   S&P 500 Index                      $   192,908       $   2,201     $   68,882
   MSCI(R) EAFE(R) Index                    3,863              --             --

   The Funds did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Funds on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

FEBRUARY 28, 2003 (UNAUDITED)

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                                         S&P 500       MSCI(R) EAFE(R)
                                          INDEX             INDEX
----------------------------------------------------------------------
   Administration fees                  $   31,367     $         2,320
   Fund accounting fees                     11,299                  --
   Distribution fees                       121,878                  --
   Shareholder servicing fees              276,304               1,106
   Transfer agent fees                     162,868               5,299
   Trustees' fees                            6,447               3,152
                                        ----------     ---------------
                                        $  610,163     $        11,877
                                        ==========     ===============

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                          %                    %
----------------------------------------------------------------------
   S&P 500 Index                            --                  --
   MSCI(R) EAFE(R) Index                  42.9                16.2

5. FUND SHARE TRANSACTIONS:

                                                                         FOR THE PERIODS ENDED
                                                                        (AMOUNTS IN THOUSANDS)
                                                    ------------------------------------------------------------
                                                         FEBRUARY 28, 2003                 AUGUST 31, 2002
----------------------------------------------------------------------------------------------------------------
                                                       SHARES         DOLLARS          SHARES         DOLLARS
                                                    ------------    ------------    ------------    ------------
   S&P 500 INDEX
   Proceeds from shares sold                              21,399    $    312,826          46,373    $    823,109
   Proceeds from reinvestment of distributions               752          11,252           1,265          23,240
   Payments for shares redeemed                          (18,654)       (270,630)        (65,419)     (1,151,162)
                                                    ------------    ------------    ------------    ------------

   Total net increase (decrease)                           3,497    $     53,448         (17,781)   $   (304,813)
                                                    ============    ============    ============    ============

   MSCI(R) EAFE(R) INDEX
   Proceeds from shares sold                               4,115    $     32,607           1,970    $     19,946
   Proceeds from reinvestment of distributions                89             713              --              --
   Payments for shares redeemed                           (1,220)         (9,958)           (157)         (1,584)
                                                    ------------    ------------    ------------    ------------

   Total net increase (decrease)                           2,984    $     23,362           1,813    $     18,362
                                                    ============    ============    ============    ============

6. INTERFUND LENDING PROGRAM
   The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 3, 2003, the Board of Trustees declared a dividend for the S&P 500 Index Fund of $.0631 from net investment income, payable on March 7,2003 to shareholders of record on March 4, 2003.

SSgA FUNDS
INDEX FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                            NO. OF
                           POSITION(S) HELD                                                             PORTFOLIOS IN
        NAME,                WITH FUND AND         TERM                PRINCIPAL OCCUPATION(S)             COMPLEX       OTHER
       ADDRESS,               LENGTH OF             OF                       DURING THE                  OVERSEEN BY  DIRECTORSHIPS
         AGE                 TIME SERVED          OFFICE                    PAST 5 YEARS                    TRUSTEE  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson         - Trustee since 1988  Appointed        - Vice Chairman, Frank Russell Company;       25     Trustee,
909 A Street             - Interested Person   until successor  - Chairman of the Board, Frank Russell               Frank Russell
Tacoma, WA 98402           of the SSgA Funds   is duly elected    Investment Management Company,                     Investment
                           (as defined in the  and qualified      Frank Russell Investment Company and               Company Funds
Age 63                     1940 Act) due to                       Russell Investment Funds;                          and Russell
                           his employment                       - Chairman of the Board and                          Insurance Funds
                           by the parent                          Chief Executive Officer,                           (investment
                           company of the                         Russell Fund Distributors, Inc. and                companies)
                           Administrator                          Frank Russell Trust Company; and
                         - Chairman of the     Until successor  - Director, Russell Insurance Agency,
                           Board and           is chosen and      Inc., Frank Russell Investments
                           President           qualified by       (Ireland) Limited, Frank Russell
                         - Member,             the Trustees.      Investment Company plc; Frank Russell
                           Governance                             Investment Company II plc, Frank
                           Committee                              Russell Investment Company III plc,
                         - Member, Valuation                      Frank Russell Institutional Funds
                           Committee                              plc, Frank Russell Qualifying
                                                                  Investor Fund, and Frank Russell
                                                                  Investments (Cayman) Ltd.

Timothy B. Harbert       - Trustee since 2003  Appointed        - 2001 to Present,                            25     Listed under
Two International Place  - Interested Person   until successor    Chairman and Chief Executive Officer,              Principal
Boston, MA 02110           of the SSgA Funds   is duly elected    State Street Global Advisors;                      Occupations
                           (as defined in the  and qualified    - 1992 to 2001,
Age 52                     1940 Act) due to                       President and Chief Operating
                           his employment                         Officer, State Street Global Advisors;
                           by an affiliate of                   - 1996 to Present,
                           the Advisor                            Executive Vice President,
                         - Member,                                State Street Bank & Trust Company;
                           Governance                           - Director, Citistreet, LLC;
                           Committee                              State Street Bank, Paris; State
                         - Member, Valuation                      Street Global Advisors, Ltd., London;
                           Committee                              State Street Global Advisors, GmbH,
                                                                  Munich; State Street Global Advisors,
                                                                  Canada, Ltd.; State Street Global
                                                                  Advisors, Australia, Ltd.; State
                                                                  Street Global Advisors, Japan, Ltd.;
                                                                  State Street Global Markets, LLC;
                                                                  Bentley College;
                                                                - Chairman of the Board, StreetTracks,
                                                                  LLC; State Street Global Advisors
                                                                  Fund Management, LLC; State Street
                                                                  Global Advisors, Inc. (Delaware);
                                                                  Bel Air Investment Advisors, LLC; and
                                                                - President and Director,
                                                                  State Street Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                            NO. OF
                        POSITION(S) HELD                                                                PORTFOLIOS IN
       NAME,             WITH FUND AND          TERM                   PRINCIPAL OCCUPATION(S)             COMPLEX        OTHER
      ADDRESS,            LENGTH OF              OF                          DURING THE                  OVERSEEN BY  DIRECTORSHIPS
       AGE               TIME SERVED           OFFICE                       PAST 5 YEARS                   TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William L. Marshall   - Trustee since 1988  Appointed        - Chief Executive Officer and                    25     None
33 West Court Street  - Chairman,           until successor    President, Wm. L. Marshall Associates,
Doylestown, PA 18901    Audit Committee     is duly elected    Inc., Wm. L. Marshall Companies, Inc.
                      - Member,             and qualified      and the Marshall Financial Group, Inc.
Age 60                  Governance                             (a registered investment advisor and
                        Committee                              provider of financial and
                      - Member, Valuation                      related consulting services);
                        Committee                            - Certified Financial Planner and
                                                               Member, Financial Planners
                                                               Association; and
                                                             - Registered Representative and
                                                               Principal for Securities with
                                                               Cambridge Investment Research, Inc.,
                                                               Fairfield, Iowa.

Steven J. Mastrovich  - Trustee since 1988  Appointed        - September 2000 to Present,                     25     None
623 Clapboard Street  - Member,             until successor    Global Head of Structured Real Estate,
Westwood, MA 02090      Audit Committee     is duly elected    J.P. Morgan Investment Management
                      - Member,             and qualified      (private real estate investment for
Age 46                  Governance                             clients primarily outside of the US
                        Committee                              to locate private real estate
                      - Member, Valuation                      investments in the US);
                        Committee                            - January 2000 to September 2000,
                                                               Managing Director, HSBC Securities
                                                               (USA) Inc.;
                                                             - From 1998 to 2000, President, Key
                                                               Global Capital, Inc.;
                                                             - From 1997 to 1998, Partner, Squire
                                                               Sanders & Dempsey (law firm); and
                                                             - From 1994 to 1997, Partner, Brown,
                                                               Rudnick, Freed & Gesmer (law firm).

Patrick J. Riley      - Trustee since 1988  Appointed        - 2003 to Present,                               25     Director -
One Corporate Place   - Member,             until successor    Associate Justice, Commonwealth of                    SSgA Cash
55 Ferncroft Road       Audit Committee     is duly elected    Massachusetts Superior Court; and                     Management
Danvers, MA 01923     - Member,             and qualified    - Partner, Riley, Burke & Donahue,                      Fund PLC,
                        Governance                             L.L.P. (law firm).                                    State Street
Age 54                  Committee                                                                                    Global Advisors
                      - Member, Valuation                                                                            Ireland, Ltd.
                        Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                           NO. OF
                           POSITION(S) HELD                                                             PORTFOLIOS IN
     NAME,                  WITH FUND AND          TERM                  PRINCIPAL OCCUPATION(S)           COMPLEX        OTHER
    ADDRESS,                  LENGTH OF             OF                         DURING THE               OVERSEEN BY   DIRECTORSHIPS
     AGE                     TIME SERVED          OFFICE                     PAST 5 YEARS                  TRUSTEE   HELD BY TRUSTEE
--------------------------------------------------------------------------- --------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Richard D. Shirk         - Trustee since 1988  Appointed        - March 2001 to April 2002,                   25     None
1180 Brookgate Way, NE   - Member,             until successor    Chairman, Cerulean Companies, Inc.
Atlanta, GA  30319-2877    Audit Committee     is duly elected    (holding company) (Retired);
                         - Member,             and qualified    - 1996 to March 2001,
Age 57                     Governance                             President and Chief Executive Officer,
                           Committee                              Cerulean Companies, Inc.;
                         - Member, Valuation                    - 1992 to March 2001, President and
                           Committee                              Chief Executive Officer,
                                                                  Blue Cross/Blue Shield of Georgia;
                                                                - 1993 to November 2001, Chairman and
                                                                  Board Member, Georgia Caring for
                                                                  Children Foundation
                                                                  (private foundation);
                                                                - November 1998 to Present, Board
                                                                  Member, Healthcare Georgia
                                                                  Foundation (private foundation); and
                                                                - September 2002 to Present,
                                                                  Board Member, Amerigroup Corp.

Bruce D. Taber           - Trustee since 1991  Appointed        - Consultant, Computer Simulation,            25     Director -
26 Round Top Road        - Member,             until successor    General Electric Industrial                        SSgA Cash
Boxford, MA  01921         Audit Committee     is duly elected    Control Systems.                                   Management
                         - Member,             and qualified                                                         Fund PLC,
                           Governance                                                                                State Street
Age 59                     Committee                                                                                 Global Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

Henry W. Todd            - Trustee since 1988  Appointed        - Chairman, President and CEO,                25     Director -
150 Domorah Drive        - Member,             until successor    A.M. Todd Group, Inc.; and                         SSgA Cash
Montgomeryville, PA        Audit Committee     is duly elected  - President and CEO,                                 Management
18936                    - Member,             and qualified      Zink & Triest Co., Inc.                            Fund PLC,
                           Governance                             (dealer in vanilla flavor materials).              Global Advisors
                           Committee                              State Street                                       Ireland, Ltd.
Age 55                   - Member, Valuation
                           Committee

FEBRUARY 28, 2003 (UNAUDITED)

                          POSITION(S) HELD
        NAME,              WITH FUND AND           TERM                          PRINCIPAL OCCUPATION(S)
      ADDRESS,               LENGTH OF              OF                                 DURING THE
        AGE                 TIME SERVED           OFFICE                              PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       -  Principal         Until             - 2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive         successor           President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and       is chosen and       Advisor Strategies;
                            Chief Executive   qualified by      - 1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                      Officer since     Trustees            Offshore Funds and SSgA Latin America; and
                            2003                                - 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President    Until             - Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary     successor           Frank Russell Company;
Tacoma, WA 98402            since 1994        is chosen and     - Assistant Secretary and Associate General Counsel, Frank Russell
                                              qualified by        Investment Management Company, Frank Russell Capital Inc., and
Age 45                                        Trustees            Frank Russell Investments (Delaware), Inc.;
                                                                - Assistant Secretary and Associate General Counsel,
                                                                  Russell Fund Distributors, Inc.
                                                                - Director, Secretary and Associate General Counsel,
                                                                  Frank Russell Securities, Inc.; and
                                                                - Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President    Until             - 2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002        successor         - 2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                              is chosen and     - 1992 to 2000, Vice President, State Street Corporation; and
                                              qualified by      - 2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                        Trustees

Mark E. Swanson          -  Treasurer and     Until             - Director - Investment Operations, Frank Russell Investment
909 A Street                Principal         successor           Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting        is chosen and     - Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since     qualified by        Company and Russell Investment Funds.
Age 39                      2000              Trustees

SSgA FUNDS
INDEX FUNDS

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
 Lynn L. Anderson, Chairman
 Timothy B. Harbert
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
Lynn L. Anderson, President
 Agustin J. Fleites, Principal Executive Officer and CEO
 Mark E. Swanson, Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 James Ross, Vice President
 Deedra S. Walkey, Assistant Secretary
 Ross E. Erickson, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 SSgA Funds Management, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171

DISTRIBUTOR
 State Street Global Markets, LLC
 One International Place, 27th Floor
 Boston, Massachusetts 02110

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin Procter LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 160 Federal Street
 Boston, Massachusetts 02110

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                               February 28, 2003

                                                                         MARKET
                                                                         VALUE
                                                                         (000)
                                                         SHARES            $
                                                       ----------       --------
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 13.0%
American Greetings Corp. Class A                           14,614            192
AOL Time Warner, Inc.                                   1,051,847         11,907
AutoNation, Inc.(a)                                        73,600            974
AutoZone, Inc.(a)                                          23,587          1,552
Bed Bath & Beyond, Inc.(a)                                 69,914          2,309
Best Buy Co.(a)                                            75,021          2,181
Big Lots, Inc.(a)                                          25,838            285
Black& Decker Corp.                                        18,533            680
Brunswick Corp.                                            21,829            413
Carnival Corp.                                            139,519          3,205
Centex Corp.                                               14,188            784
Circuit City Stores-Circuit City Group                     47,539            210
Clear Channel Communications, Inc.(a)                     143,865          5,252
Comcast Corp.(a)                                          543,167         15,871
Cooper Tire & Rubber Co.                                   16,637            233
Costco Wholesale Corp.(a)                                 106,751          3,258
Dana Corp.                                                 33,849            290
Darden Restaurants, Inc.                                   40,610            723
Delphi Corp.                                              132,367          1,023
Dillard's, Inc. Class A                                    19,553            273
Dollar General Corp.                                       82,815            860
Dow Jones & Co., Inc.                                      19,726            708
Eastman Kodak Co.                                          69,837          2,067
eBay, Inc.(a)                                              73,080          5,731
Family Dollar Stores, Inc.                                 40,268          1,136
Federated Department Stores, Inc.(a)                       45,276          1,155
Ford Motor Co.                                            430,355          3,581
Fortune Brands, Inc.                                       35,966          1,577
Gannett Co., Inc.                                          62,738          4,528
Gap, Inc.                                                 210,230          2,741
General Motors Corp.                                      131,573          4,443
Genuine Parts Co.                                          40,493          1,166
Goodyear Tire & Rubber Co.                                 38,042            152
Harley-Davidson, Inc.                                      70,838          2,804
Harrah's Entertainment, Inc.(a)                            25,733            845
Hasbro, Inc.                                               39,387            477
Hilton Hotels Corp.                                        88,743            975
Home Depot, Inc.                                          547,157         12,831
International Game Technology(a)                           20,988          1,649
Interpublic Group Cos., Inc.                               88,577            855
JC Penney & Co., Inc.                                      63,988          1,270
Johnson Controls, Inc.                                     21,298          1,660
Jones Apparel Group, Inc.(a)                               29,679            842
KB HOME                                                    11,831            555
Knight-Ridder, Inc.                                        18,891          1,206
Kohl's Corp.(a)                                            79,110          3,868
Leggett & Platt, Inc.                                      46,854            893
Limited Brands                                            126,378          1,501
Liz Claiborne, Inc.                                        26,941            760
Lowe's Cos., Inc.                                         183,323          7,205
Marriot International, Inc. Class A                        55,339          1,672
Mattel, Inc.                                              102,045          2,176
May Department Stores Co.                                  70,167          1,377
Maytag Corp.                                               17,429            420
McDonald's Corp.                                          297,853          4,054
McGraw-Hill, Inc.                                          44,813          2,520
Meredith Corp.                                             11,347            444
New York Times Co. Class A                                 34,645          1,610
Newell Rubbermaid, Inc.                                    62,121          1,752
NIKE, Inc. Class B                                         61,813          2,866
Nordstrom, Inc.                                            30,638            521
Office Depot, Inc.(a)                                      71,370            838
Omnicom Group, Inc.                                        43,817          2,321
Pulte Homes, Inc.                                          14,918            758
Radioshack Corp.                                           39,653            779
Reebok International, Ltd.(a)                              13,271            415
Sears Roebuck & Co.                                        72,654          1,582
Sherwin-Williams Co.                                       35,570            950
Snap-On, Inc.                                              13,148            329
Stanley Works                                              20,832            538
Staples, Inc.(a)                                          109,350          1,893
Starbucks Corp.(a)                                         90,726          2,128
Starwood Hotels& Resorts Worldwide, Inc.
 Class B                                                   45,912          1,038
Target Corp.                                              213,357          6,113
Tiffany & Co.                                              33,368            800
TJX Cos., Inc.                                            126,713          2,036
TMP Worldwide, Inc.(a)                                     26,692            244
Toys "R" Us, Inc.(a)                                       47,969            388
Tribune Co.                                                72,455          3,250
Tupperware Corp.                                           13,236            165
Univision Communications, Inc. Class A(a)                  55,718          1,380
V.F. Corp.                                                 25,488            863
Viacom, Inc. Class B(a)                                   414,489         15,390
Visteon Corp.                                              29,953            190
Wal-Mart Stores, Inc.                                   1,038,828         49,926
Walt Disney Co.                                           480,073          8,190
Wendy's International, Inc.                                27,167            688
Whirlpool Corp.                                            15,366            757
Yum! Brands, Inc.(a)                                       69,622          1,658
                                                                        --------
                                                                         246,675
                                                                        --------

CONSUMER STAPLES - 8.9%
Adolph Coors Co. Class B                                    8,544            411
Alberto Culver Co. Class B                                 13,839            688
Albertson's, Inc.                                          88,413          1,665
Altria Group, Inc.                                        487,464         18,841
Anheuser-Busch Cos., Inc.                                 201,267          9,359
Archer-Daniels-Midland Co.                                149,967          1,635
Avon Products, Inc.                                        54,874          2,853
Brown-Forman Corp. Class B                                 16,341          1,137
Campbell Soup Co.                                          98,283          2,038
Clorox Co.                                                 51,410          2,175
Coca-Cola Co.                                             583,935         23,486
Coca-Cola Enterprises, Inc.                               105,000          2,119
Colgate-Palmolive Co.                                     126,435          6,361
ConAgra Foods, Inc.                                       127,846          2,949
CVS Corp.                                                  93,792          2,335
General Mills, Inc.                                        86,264          3,698
Gillette Co.                                              247,944          7,485

See notes to financial statements.

                                                               February 28, 2003

                                                                          MARKET
                                                                          VALUE
                                                                          (000)
                                                         SHARES             $
                                                       ----------        -------
H.J. Heinz Co.                                             81,820          2,512
Hershey Foods Corp.                                        32,004          2,068
Kellogg Co.                                                94,629          2,798
Kimberly-Clark Corp.                                      120,764          5,535
Kroger Co.(a)                                             181,422          2,398
Pepsi Bottling Group, Inc.                                 64,953          1,510
PepsiCo, Inc.                                             407,110         15,601
Procter & Gamble Co.                                      306,011         25,050
R.J. Reynolds Tobacco Holdings, Inc.                       21,140            844
Safeway, Inc.(a)                                          105,593          2,100
Sara Lee Corp.                                            183,717          3,638
SuperValu, Inc.                                            29,960            417
SYSCO Corp.                                               155,281          4,211
UST Corp.                                                  39,047          1,126
Walgreen Co.                                              240,910          6,779
Winn-Dixie Stores, Inc.                                    32,110            392
Wrigley Wm., Jr. Co.                                       53,616          2,875
                                                                         -------
                                                                         169,089
                                                                         -------

ENERGY - 6.0%
Amerada Hess Corp.                                         20,602            917
Anadarko Petroleum Corp.                                   58,154          2,680
Apache Corp.                                               36,329          2,372
Ashland, Inc.                                              15,780            439
Baker Hughes, Inc.                                         78,480          2,435
BJ Services Co. (a)                                        36,555          1,256
Burlington Resources, Inc.                                 47,428          2,198
Chevron Texaco Corp.                                      251,747         16,155
ConocoPhillips                                            159,141          8,068
Devon Energy Corp.                                         36,761          1,772
EOG Resources, Inc.                                        27,784          1,148
ExxonMobil Corp.                                        1,583,602         53,874
Halliburton Co.                                           101,886          2,064
Kerr-McGee Corp.                                           24,036            991
Marathon Oil Corp.                                         72,734          1,679
Nabors Industries, Ltd. (a)                                33,515          1,329
Noble Corp. (a)                                            32,123          1,166
Occidental Petroleum Corp.                                 88,223          2,638
Rowan Cos., Inc.                                           21,539            423
Schlumberger, Ltd.                                        136,307          5,672
Sunoco, Inc.                                               17,128            606
Transocean, Inc.                                           72,995          1,657
Unocal Corp.                                               60,888          1,604
                                                                         -------
                                                                         113,143
                                                                         -------

FINANCIALS - 19.5%
ACE, Ltd.                                                  60,955          1,689
AFLAC, Inc.                                               121,016          3,782
Allstate Corp.                                            163,907          5,184
Ambac Financial Group, Inc.                                25,347          1,238
American Express Co.                                      309,173         10,382
American International Group, Inc.                        614,283         30,278
AmSouth Bancorp                                            83,419          1,718
AON Corp.                                                  73,023          1,420
Bank of America Corp.                                     352,578         24,413
Bank of New York Co., Inc.                                180,179          4,104
Bank One Corp.                                            273,962          9,871
BB&T Corp.                                                112,318          3,687
Bear Stearns Cos., Inc.                                    22,199          1,391
Capital One Financial Corp.                                53,715          1,664
Charles Schwab Corp.                                      314,593          2,485
Charter One Financial, Inc.                                52,217          1,510
Chubb Corp.                                                39,939          1,910
Cincinnati Financial Corp.                                 37,667          1,334
Citigroup, Inc.                                         1,209,071         40,310
Comerica, Inc.                                             41,032          1,682
Countrywide Credit Industries, Inc.                        29,672          1,584
Equity Office Properties Trust                             96,341          2,363
Equity Residential                                         62,607          1,520
Fannie Mae                                                234,129         15,008
Federal Home Loan Mortgage Corp.                          163,646          8,943
Fifth Third Bancorp                                       135,800          7,204
First Tennessee National Corp.                             29,117          1,112
FleetBoston Financial Corp.                               246,585          6,056
Franklin Resources, Inc.                                   61,144          1,998
Golden West Financial Corp.                                36,011          2,607
Goldman Sachs Group, Inc.                                 112,200          7,792
Hartford Financial Services Group, Inc.                    59,788          2,160
Household International, Inc.                             111,759          3,121
Huntington Bancshares, Inc.                                57,254          1,099
J.P. Morgan Chase & Co.                                   469,714         10,653
Janus Capital Group, Inc.                                  51,619            611
Jefferson-Pilot Corp.                                      34,860          1,314
John Hancock Financial Services, Inc.                      69,478          1,952
KeyCorp                                                    98,909          2,347
Lehman Brothers Holdings, Inc.                             55,618          3,080
Lincoln National Corp.                                     42,931          1,216
Loews Corp.                                                43,314          1,893
Marsh& McLennan Cos., Inc.                                126,136          5,134
Marshall & Ilsley Corp.                                    51,592          1,371
MBIA, Inc.                                                 35,258          1,344
MBNA Corp.                                                300,002          4,155
Mellon Financial Corp.                                    101,023          2,274
Merrill Lynch & Co., Inc.                                 203,127          6,923
MetLife, Inc.                                             165,807          4,339
MGIC Investment Corp.                                      24,362            961
Moody's Corp.                                              36,465          1,608
Morgan Stanley                                            255,343          9,409
National City Corp.                                       143,491          3,963
North Fork Bancorp, Inc.                                   38,590          1,244
Northern Trust Corp.                                       51,540          1,649
Plum Creek Timber Co., Inc.                                42,580            924
PNC Financial Services Group, Inc.                         66,547          2,990
Principal Financial Group, Inc.                            78,850          2,174
Progressive Corp.                                          50,947          2,650
Providian Financial Corp.(a)                               65,173            398
Prudential Financial, Inc.                                132,800          3,988
Regions Financial Corp.                                    53,189          1,722
SAFECO Corp.                                               31,464          1,035
Simon Property Group, Inc.                                 45,163          1,564
SLM Corp.                                                  36,014          3,924
SouthTrust Corp.                                           80,979          2,181

See notes to financial statements.

                                                               February 28, 2003

                                                                          MARKET
                                                                          VALUE
                                                                          (000)
                                                         SHARES             $
                                                       ----------        -------
St. Paul Cos., Inc.                                        53,128          1,640
State Street Corp.                                         75,125          2,768
SunTrust Banks, Inc.                                       66,772          3,756
Synovus Financial Corp.                                    72,104          1,388
T. Rowe Price Group, Inc.                                  27,990            720
Torchmark Corp.                                            27,976          1,016
Travelers Property Casualty Corp. Class B                 235,356          3,742
U.S. Bancorp                                              450,461          9,424
Union Planters Corp.                                       46,644          1,284
UnumProvident Corp.                                        56,535            735
Wachovia Corp.                                            320,026         11,355
Washington Mutual, Inc.                                   222,513          7,683
Wells Fargo Co.                                           398,711         18,082
XL Capital, Ltd. Class A                                   31,332          2,223
Zions Bancorp                                              21,019            898
                                                                         -------
                                                                         370,323
                                                                         -------

HEALTH CARE - 14.7%
Abbott Laboratories                                       367,767         13,100
Aetna, Inc.                                                34,932          1,471
Allergan, Inc.                                             30,391          1,951
AmerisourceBergen Corp.                                    25,716          1,414
Amgen, Inc. (a)                                           303,375         16,555
Anthem, Inc. (a)                                           33,800          2,015
Applera Corp. - Applied Biosystems Group                   47,667            875
Bausch& Lomb, Inc.                                         12,125            373
Baxter International, Inc.                                139,126          3,950
Becton, Dickinson & Co.                                    59,929          2,062
Biogen, Inc. (a)                                           35,594          1,265
Biomet, Inc.                                               60,141          1,817
Boston Scientific Corp. (a)                                95,648          4,225
Bristol-Myers Squibb Co.                                  455,617         10,616
C.R. Bard, Inc.                                            12,597            744
Cardinal Health, Inc.                                     103,966          5,956
Chiron Corp. (a)                                           43,844          1,602
CIGNA Corp.                                                32,389          1,392
Eli Lilly& Co.                                            264,397         14,954
Forest Laboratories, Inc. (a)                              84,906          4,228
Genzyme Corp. (a)                                          51,305          1,600
Guidant Corp. (a)                                          71,464          2,556
HCA, Inc.                                                 120,459          4,968
Health Management Associates, Inc. Class A                 56,498          1,012
HEALTHSOUTH Corp. (a)                                      92,826            332
Humana, Inc. (a)                                           38,825            380
IMS Health, Inc.                                           52,381            786
Johnson & Johnson                                         699,346         36,681
King Pharmaceuticals, Inc. (a)                             57,632            965
Manor Care, Inc. (a)                                       23,551            432
McKesson Corp.                                             70,231          1,871
MedImmune, Inc. (a)                                        58,265          1,749
Medtronic, Inc.                                           287,102         12,833
Merck & Co., Inc.                                         528,803         27,894
Millipore Corp.                                            10,628            356
Pfizer, Inc.                                            1,450,541         43,255
Pharmacia Corp.                                           304,181         12,569
Quest Diagnostics, Inc. (a)                                23,100          1,219
Quintiles Transnational Corp. (a)                          26,618            329
Schering-Plough Corp.                                     343,124          6,183
St. Jude Medical, Inc. (a)                                 41,797          1,909
Stryker Corp.                                              46,204          3,012
Tenet Healthcare Corp. (a)                                113,409          2,061
UnitedHealth Group, Inc.                                   71,542          5,931
Watson Pharmaceuticals, Inc. (a)                           24,103            745
WellPoint Health Networks, Inc. (a)                        35,189          2,393
Wyeth                                                     311,931         10,996
Zimmer Holdings, Inc. (a)                                  45,720          2,030
                                                                         -------
                                                                         277,612
                                                                         -------

INDUSTRIALS - 10.9%
3M Co.                                                     91,842         11,514
Allied Waste Industries, Inc. (a)                          44,967            371
American Power Conversion Corp. (a)                        48,467            758
American Standard Cos., Inc. (a)                           16,707          1,145
AMR Corp. (a)                                              35,155             82
Apollo Group, Inc. (a)                                     40,575          1,880
Automatic Data Processing, Inc.                           140,538          4,568
Avery Dennison Corp.                                       25,470          1,462
Boeing Co.                                                197,245          5,436
Burlington Northern Santa Fe Corp.                         88,250          2,206
Caterpillar, Inc.                                          81,685          3,839
Cendant Corp. (a)                                         246,922          3,040
Cintas Corp.                                               39,482          1,325
Concord EFS, Inc. (a)                                     122,840          1,364
Convergys Corp. (a)                                        40,105            493
Cooper Industries, Ltd.                                    21,421            811
Crane Co.                                                  13,702            237
CSX Corp.                                                  49,324          1,325
Cummins, Inc.                                               9,273            222
Danaher Corp.                                              36,213          2,355
Deere & Co.                                                55,741          2,307
Delta Air Lines, Inc.                                      28,193            237
Deluxe Corp.                                               15,320            617
Dover Corp.                                                48,513          1,238
Eaton Corp.                                                16,339          1,159
Emerson Electric Co.                                       98,835          4,652
Equifax, Inc.                                              32,869            630
FedEx Corp.                                                69,946          3,595
First Data Corp.                                          175,902          6,095
Fiserv, Inc. (a)                                           46,147          1,472
Fluor Corp.                                                18,106            511
General Dynamics Corp.                                     47,806          2,833
General Electric Co.                                    2,341,923         56,323
Goodrich Co.                                               27,155            417
H&R Block, Inc.                                            43,510          1,765
Honeywell International, Inc.                             192,742          4,412
Illinois Tool Works, Inc.                                  72,364          4,311
Ingersoll-Rand Co. Class A                                 40,550          1,600
ITT Industries, Inc.                                       22,402          1,260
Lockheed Martin Corp.                                     107,071          4,895
Masco Corp.                                               114,874          2,111
McDermott International, Inc. (a)                          14,041             60
Navistar International Corp.                               18,080            427

See notes to financial statements.

                                                               February 28, 2003

                                                                          MARKET
                                                                          VALUE
                                                                          (000)
                                                         SHARES             $
                                                       ----------        -------
Norfolk Southern Corp.                                     90,261          1,720
Northrop Grumman Corp.                                     42,939          3,723
PACCAR, Inc.                                               26,847          1,289
Pall Corp.                                                 27,574            445
Parker-Hannifin Corp.                                      27,323          1,101
Paychex, Inc.                                              89,927          2,357
Pitney Bowes, Inc.                                         54,839          1,702
Power-One, Inc. (a)                                        17,700             87
R.R. Donnelley & Sons Co.                                  26,860            491
Raytheon Co.                                               97,014          2,627
Robert Half International, Inc. (a)                        40,014            536
Rockwell Automation, Inc.                                  44,520          1,024
Rockwell Collins, Inc.                                     41,819            822
Ryder Systems, Inc.                                        15,880            360
Sabre Holdings Corp. Class A (a)                           33,724            559
Southwest Airlines Co.                                    185,140          2,235
Textron, Inc.                                              32,275          1,166
Thomas & Betts Corp.                                       13,242            200
Tyco International, Ltd.                                  468,948          6,941
Union Pacific Corp.                                        59,340          3,275
United Parcel Service, Inc.
Class B                                                   262,800         15,122
United States Steel Corp.                                  23,202            270
United Technologies Corp.                                 111,357          6,523
W.W. Grainger, Inc.                                        21,609            995
Waste Management, Inc.                                    141,079          2,808
                                                                         -------
                                                                         205,738
                                                                         -------

INFORMATION TECHNOLOGY - 14.5%
ADC Telecommunications, Inc. (a)                          178,527            400
Adobe Systems, Inc.                                        54,471          1,498
Advanced Micro Devices, Inc. (a)                           78,584            431
Agilent Technologies, Inc. (a)                            111,227          1,468
Altera Corp. (a)                                           88,678          1,108
Analog Devices, Inc. (a)                                   85,061          2,480
Andrew Corp. (a)                                           22,527            172
Apple Computer, Inc. (a)                                   87,446          1,312
Applied Materials, Inc. (a)                               386,961          5,015
Applied Micro Circuits Corp. (a)                           68,642            240
Autodesk, Inc.                                             24,815            360
Avaya, Inc. (a)                                            81,615            179
BMC Software, Inc. (a)                                     55,636          1,079
Broadcom Corp. (a)                                         65,846            953
CIENA Corp. (a)                                           101,488            550
Cisco Systems, Inc. (a)                                 1,701,859         23,775
Citrix Systems, Inc. (a)                                   42,253            507
Computer Associates International, Inc.                   138,044          1,843
Computer Sciences Corp. (a)                                41,882          1,309
Compuware Corp. (a)                                        86,757            320
Comverse Technology, Inc. (a)                              42,438            433
Corning, Inc. (a)                                         270,985          1,333
Dell Computer Corp. (a)                                   609,491         16,432
Electronic Arts, Inc. (a)                                  33,350          1,761
Electronic Data Systems Corp.                             112,586          1,753
EMC Corp. (a)                                             515,941          3,813
Gateway, Inc. (a)                                          73,765            161
Hewlett-Packard Co.                                       718,019         11,381
Intel Corp.                                             1,560,303         26,915
International Business Machines Corp.                     397,918         31,018
Intuit, Inc. (a)                                           47,951          2,279
Jabil Circuit, Inc. (a)                                    45,513            756
JDS Uniphase Corp. (a)                                    333,919            955
KLA Tencor Corp. (a)                                       43,764          1,564
Lexmark International Group, Inc. Class A (a)              29,402          1,835
Linear Technology Corp.                                    75,075          2,301
LSI Logic Corp. (a)                                        85,535            380
Lucent Technologies, Inc.                                 872,972          1,432
Maxim Integrated Products, Inc.                            74,556          2,575
Mercury Interactive Corp. (a)                              18,848            612
Micron Technology, Inc. (a)                               147,832          1,181
Microsoft Corp.                                         2,516,304         59,662
Molex, Inc.                                                46,810          1,042
Motorola, Inc.                                            539,898          4,546
National Semiconductor Corp. (a)                           41,109            704
NCR Corp. (a)                                              22,092            430
Network Appliance, Inc. (a)                                76,767            815
Novell, Inc. (a)                                           82,242            215
Novellus Systems, Inc. (a)                                 35,069          1,022
NVIDIA Corp. (a)                                           37,451            473
Oracle Corp. (a)                                        1,260,538         15,063
Parametric Technology Corp. (a)                            60,341            128
PeopleSoft, Inc. (a)                                       76,023          1,298
PerkinElmer, Inc.                                          29,757            252
PMC-Sierra, Inc. (a)                                       37,624            213
QLogic Corp. (a)                                           21,145            749
QUALCOMM, Inc. (a)                                        184,539          6,379
Sanmina-SCI Corp. (a)                                     120,658            519
Scientific-Atlanta, Inc.                                   37,268            489
Siebel Systems, Inc. (a)                                  110,058            950
Solectron Corp. (a)                                       190,414            600
Sun Microsystems, Inc. (a)                                728,088          2,505
SunGard Data Systems, Inc. (a)                             68,750          1,353
Symbol Technologies, Inc.                                  51,685            547
Tektronix, Inc. (a)                                        21,329            352
Tellabs, Inc. (a)                                          93,275            567
Teradyne, Inc. (a)                                         41,992            487
Texas Instruments, Inc.                                   406,703          6,812
Thermo Electron Corp.                                      39,629            697
Unisys Corp. (a)                                           77,379            717
VERITAS Software Corp. (a)                                 95,483          1,626
Waters Corp. (a)                                           30,257            701
Xerox Corp. (a)                                           173,342          1,560
Xilinx, Inc. (a)                                           79,804          1,829
Yahoo!, Inc. (a)                                          137,693          2,870
                                                                         -------
                                                                         274,041
                                                                         -------

MATERIALS - 2.6%
Air Products & Chemicals, Inc.                             54,389          2,108
Alcoa, Inc.                                               200,346          4,107
Allegheny Technologies, Inc.                               18,029             54
Ball Corp.                                                 13,585            724
Bemis Co., Inc.                                            12,064            505

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                         SHARES            $
                                                       ----------      --------
Boise Cascade Corp.                                        12,619            304
Dow Chemical Co.                                          213,999          5,842
E.I. Du Pont de Nemours & Co.                             233,639          8,568
Eastman Chemical Co.                                       17,662            569
Ecolab, Inc.                                               30,363          1,489
Engelhard Corp.                                            29,930            621
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                              32,914            560
Georgia-Pacific Group                                      59,040            886
Great Lakes Chemical Corp.                                 11,003            232
Hercules, Inc. (a)                                         24,598            197
International Flavors & Fragrances, Inc.                   21,904            687
International Paper Co.                                   112,556          3,943
Louisiana Pacific Corp.                                    23,759            207
MeadWestvaco Corp.                                         46,388          1,076
Monsanto Co.                                               61,746          1,014
Newmont Mining Corp.                                       93,642          2,559
Nucor Corp.                                                17,802            741
Pactiv Corp. (a)                                           36,364            719
Phelps Dodge Corp.                                         20,905            752
PPG Industries, Inc.                                       39,490          1,832
Praxair, Inc.                                              37,610          1,988
Rohm & Haas Co.                                            51,296          1,464
Sealed Air Corp. (a)                                       19,136            694
Sigma Aldrich Corp.                                        17,393            762
Temple-Inland, Inc.                                        11,914            499
Vulcan Materials Co.                                       23,196            735
Weyerhaeuser Co.                                           51,024          2,544
Worthington Industries, Inc.                               19,529            269
                                                                       ---------
                                                                          49,251
                                                                       ---------

TELECOMMUNICATION SERVICES - 3.6%
Alltel Corp.                                               72,898          3,165
AT&T Corp.                                                179,747          3,332
AT&T Wireless Services, Inc. (a)                          635,338          3,755
BellSouth Corp.                                           437,128          9,473
CenturyTel, Inc.                                           34,008            932
Citizens Communications Co. (a)                            65,077            638
Nextel Communications, Inc. Class A (a)                   230,036          3,239
Qwest Communications International, Inc. (a)              408,322          1,462
SBC Communications, Inc.                                  782,604         16,278
Sprint Corp. (Fon Group)                                  213,284          2,709
Sprint Corp. (PCS Group) (a)                              228,278            904
Verizon Communications, Inc.                              644,498         22,287
                                                                       ---------
                                                                          68,174
                                                                       ---------

UTILITIES - 2.6%
AES Corp. (a)                                             127,014            422
Allegheny Energy, Inc.                                     28,499            171
Ameren Corp.                                               36,242          1,413
American Electric Power Co., Inc.                          90,454          1,970
Calpine Corp. (a)                                          85,552            239
CenterPoint Energy, Inc.                                   69,593            324
Cinergy Corp.                                              40,858          1,317
CMS Energy Corp.                                           30,105            135
Consolidated Edison, Inc.                                  50,022          1,951
Constellation Energy Group, Inc.                           39,403          1,033
Dominion Resources, Inc.                                   72,887          3,929
DTE Energy Co.                                             39,346          1,630
Duke Energy Corp.                                         208,977          2,823
Dynegy, Inc. Class A                                       83,430            163
Edison International                                       74,962            926
El Paso Corp.                                             138,194            672
Entergy Corp.                                              51,943          2,366
Exelon Corp.                                               75,789          3,725
FirstEnergy Corp.                                          69,512          2,050
FPL Group, Inc.                                            42,689          2,391
KeySpan Corp.                                              36,206          1,157
Kinder Morgan, Inc.                                        28,138          1,281
Mirant Corp. (a)                                           96,488            130
NICOR, Inc.                                                10,313            310
NiSource, Inc.                                             58,367            989
Peoples Energy Corp.                                        7,731            277
PG&E Corp. (a)                                             95,523          1,218
Pinnacle West Capital Corp.                                21,381            653
PPL Corp.                                                  38,868          1,367
Progress Energy, Inc.                                      56,508          2,198
Public Service Enterprise Group, Inc.                      51,622          1,788
Sempra Energy                                              47,189          1,095
Southern Co.                                              167,458          4,724
TECO Energy, Inc.                                          41,776            463
TXU Corp.                                                  76,948          1,229
Williams Cos., Inc.                                       120,437            459
Xcel Energy, Inc.                                          94,797          1,051
                                                                       ---------
                                                                          50,039
                                                                       ---------

TOTAL COMMON STOCKS
(cost $2,150,401,875)                                                  1,824,085
                                                                       ---------

See notes to financial statements.

                                                               February 28, 2003

                                                                         MARKET
                                                           PAR           VALUE
                                                          AMOUNT         (000)
                                                           (000)           $
                                                         --------      ---------
GOVERNMENT SECURITY - 0.2%
United States Treasury Bill(b)(c) 1.18%,
  due 3/13/03                                            $  4,285          4,283
                                                                       ---------

TOTAL GOVERNMENT SECURITY
(cost $4,283,595)                                                          4,283
                                                                       ---------

                                                          SHARES
                                                           (000)
                                                         --------
SHORT TERM INVESTMENTS - 6.2%
AIM Short Term Investment Prime Portfolio                  61,855         61,855
Federated Money Market Obligations Trust                       10             10
State Street Navigator Securities
   Lending Prime Portfolio(d)                              55,051         55,051
                                                                     -----------

TOTAL SHORT TERM INVESTMENTS
(cost $116,915,699)                                                      116,916
                                                                     -----------

TOTAL INVESTMENTS - 102.7%
(cost $2,271,601,169)                                                  1,945,284
                                                                     -----------

OTHER ASSETS AND LIABILITIES NET - (2.7%)                                (51,539)
                                                                     -----------

NET ASSETS - 100%                                                    $ 1,893,745
                                                                     ===========

                                                        NUMBER      UNREALIZED
                                                          OF       DEPRECIATION
                                                       CONTRACTS      (000)
                                                      ----------   -------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long)
  Expiration date 03/2003                                    328   $       3,452
                                                                   -------------

Total unrealized depreciation on open
  futures contracts purchased                                      $       3,452
                                                                   =============

(a)  Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c)  Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
(Amounts in thousands)

                                                               February 28, 2003

ASSETS
Investments at market (identified cost $2,271,601) - including $ 52,444 of
  securities loaned                                                                           $  1,945,284
Receivables:
  Dividends and interest                                                                             3,662
  Daily variation margin on futures contracts                                                          221
                                                                                              ------------
     Total assets                                                                                1,949,167

LIABILITIES
Payables:
  Due upon return of securities loaned                                            $  55,051
  Investments purchased                                                                 224
  Management fees                                                                       147
                                                                                  ---------
     Total liabilities                                                                              55,422
                                                                                              ------------

NET ASSETS                                                                                    $  1,893,745
                                                                                              ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                               $  2,223,514
Net unrealized depreciation on investments and futures contracts                                  (329,769)
                                                                                              ------------

NET ASSETS                                                                                    $  1,893,745
                                                                                              ============

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                        PORTFOLIO OF INVESTMENTS
                                                               December 31, 2002

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                          SHARES          $
                                                        ---------      ---------
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 13.0%
AOL Time Warner, Inc.                                   1,060,647         13,895
American Greetings Corp. Class A                           14,614            231
AutoZone, Inc. (a)                                         23,587          1,666
Bed Bath & Beyond, Inc. (a)                                70,614          2,440
Best Buy Co. (a)                                           78,221          1,889
Big Lots, Inc. (a)                                         25,838            342
Black & Decker Corp.                                       18,533            795
Brunswick Corp.                                            21,829            434
Carnival Corp.                                            141,219          3,523
Centex Corp.                                               14,188            712
Circuit City Stores-Circuit City Group                     47,539            353
Clear Channel Communications, Inc. (a)                    146,965          5,480
Comcast Corp.                                             551,367         12,996
Cooper Tire & Rubber Co.                                   16,637            255
Costco Wholesale Corp. (a)                                109,651          3,079
Dana Corp.                                                 33,849            398
Darden Restaurants, Inc.                                   40,610            831
Delphi Corp.                                              132,367          1,066
Dillard's, Inc. Class A                                    19,553            310
Disney, (Walt) Co.                                        489,373          7,982
Dollar General Corp.                                       82,815            990
Dow Jones & Co., Inc.                                      19,726            853
Eastman Kodak Co.                                          70,637          2,475
eBay, Inc. (a)                                             73,480          4,983
Family Dollar Stores, Inc.                                 40,268          1,257
Federated Department Stores, Inc. (a)                      45,276          1,302
Ford Motor Co.                                            430,355          4,002
Fortune Brands, Inc.                                       35,966          1,673
Gannett Co., Inc.                                          64,138          4,605
Gap, Inc.                                                 210,230          3,263
General Motors Corp.                                      134,873          4,971
Genuine Parts Co.                                          40,493          1,247
Goodyear Tire & Rubber Co.                                 38,042            259
Harley-Davidson, Inc.                                      72,838          3,365
Harrah's Entertainment, Inc. (a)                           25,733          1,019
Hasbro, Inc.                                               39,387            455
Hilton Hotels Corp.                                        88,743          1,128
Home Depot, Inc.                                          551,457         13,213
International Game Technology (a)                          20,988          1,593
Interpublic Group Cos., Inc.                               88,577          1,247
Johnson Controls, Inc.                                     21,598          1,732
Jones Apparel Group, Inc. (a)                              29,679          1,052
KB HOME                                                    11,831            507
Knight-Ridder, Inc.                                        20,591          1,302
Kohl's Corp. (a)                                           80,910          4,527
Leggett & Platt, Inc.                                      46,854          1,051
Limited Brands                                            126,378          1,760
Liz Claiborne, Inc.                                        26,941            799
Lowe's Cos., Inc.                                         186,623          6,998
Marriot International, Inc. Class A                        55,339          1,819
Mattel, Inc.                                              102,045          1,954
May Department Stores Co.                                  70,167          1,612
Maytag Corp.                                               17,429            497
McDonald's Corp.                                          299,453          4,815
McGraw-Hill, Inc.                                          46,913          2,835
Meredith Corp.                                             11,347            467
New York Times Co. ClassA                                  36,845          1,685
Newell Rubbermaid, Inc.                                    64,821          1,966
NIKE, Inc. Class B                                         64,413          2,865
Nordstrom, Inc.                                            30,638            581
Office Depot, Inc. (a)                                     71,370          1,053
Omnicom Group, Inc.                                        45,317          2,928
JC Penney & Co., Inc.                                      63,988          1,472
Pulte Homes, Inc.                                          14,918            714
Radioshack Corp.                                           39,653            743
Reebok International, Ltd. (a)                             13,271            390
Sears Roebuck & Co.                                        76,654          1,836
Sherwin-Williams Co.                                       35,570          1,005
Snap-On, Inc.                                              13,148            370
Stanley Works                                              19,532            675
Staples, Inc. (a)                                         113,550          2,075
Starbucks Corp. (a)                                        94,026          1,917
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                                  45,912          1,090
TJX Cos., Inc.                                            126,713          2,473
TMP Worldwide, Inc. (a)                                    26,692            302
Target Corp.                                              217,757          6,533
Tiffany & Co.                                              33,368            798
Toys "R" Us, Inc. (a)                                      47,969            480
Tribune Co.                                                72,855          3,312
Tupperware Corp.                                           13,236            200
Univision Communications, Inc. Class A (a)                 55,718          1,365
V.F. Corp.                                                 25,488            919
Viacom, Inc. Class B (a)                                  419,589         17,103
Visteon Corp.                                              29,953            209
Wal-Mart Stores, Inc.                                   1,048,928         52,981
Wendy's International, Inc.                                27,167            735
Whirlpool Corp.                                            15,366            802
Yum! Brands, Inc. (a)                                      69,622          1,686
                                                                         -------
                                                                         259,567
                                                                         -------

CONSUMER STAPLES - 9.2%
Alberto Culver Co. Class B                                 13,839            697
Albertson's, Inc.                                          88,413          1,968
Anheuser-Busch Cos., Inc.                                 202,767          9,814
Archer-Daniels-Midland Co.                                157,967          1,959
Avon Products, Inc.                                        57,074          3,075
Brown-Forman Corp. Class B                                 16,341          1,068
CVS Corp.                                                  94,892          2,369
Campbell Soup Co.                                          98,283          2,307
Clorox Co.                                                 51,410          2,121
Coca-Cola Co.                                             590,635         25,882
Coca-Cola Enterprises, Inc.                               105,000          2,281
Colgate-Palmolive Co.                                     127,235          6,671
ConAgra Foods, Inc.                                       129,546          3,240
Coors, (Adolph) Co. Class B                                 8,544            523
General Mills, Inc.                                        88,564          4,158
Gillette Co.                                              249,644          7,579
H.J. Heinz Co.                                             84,820          2,788
Hershey Foods Corp.                                        32,004          2,158

See notes to financial statements.

                                                               December 31, 2002

                                                                         MARKET
                                                                         VALUE
                                                                          (000)
                                                          SHARES            $
                                                        ---------        -------
Kellogg Co.                                                98,929          3,390
Kimberly-Clark Corp.                                      121,464          5,766
Kroger Co. (a)                                            181,422          2,803
Pepsi Bottling Group, Inc.                                 69,253          1,780
PepsiCo, Inc.                                             409,810         17,302
Philip Morris Cos., Inc.                                  491,064         19,903
Procter & Gamble Co.                                      309,211         26,574
R.J. Reynolds Tobacco Holdings, Inc.                       21,140            890
Safeway, Inc. (a)                                         105,593          2,467
Sara Lee Corp.                                            183,717          4,135
SuperValu, Inc.                                            29,960            495
SYSCO Corp.                                               154,881          4,614
UST Corp.                                                  41,447          1,385
Walgreen Co.                                              245,810          7,175
Winn-Dixie Stores, Inc.                                    32,110            491
Wrigley Wm., Jr. Co.                                       54,416          2,986
                                                                         -------
                                                                         182,814
                                                                         -------

ENERGY - 5.8%
Amerada Hess Corp.                                         20,602          1,134
Anadarko Petroleum Corp.                                   59,954          2,872
Apache Corp.                                               34,429          1,962
Ashland, Inc.                                              15,780            450
BJ Services Co. (a)                                        36,555          1,181
Baker Hughes, Inc.                                         81,580          2,626
Burlington Resources, Inc.                                 47,428          2,023
ChevronTexaco Corp.                                       253,947         16,882
ConocoPhillips                                            162,241          7,851
Devon Energy Corp.                                         36,761          1,687
EOG Resources, Inc.                                        27,784          1,109
ExxonMobil Corp.                                        1,599,102         55,873
Halliburton Co.                                           105,986          1,983
Kerr-McGee Corp.                                           24,036          1,065
Marathon Oil Corp.                                         72,734          1,549
Nabors Industries, Ltd. (a)                                33,515          1,182
Noble Corp.                                                32,123          1,129
Occidental Petroleum Corp.                                 90,823          2,584
Rowan Cos., Inc.                                           21,539            489
Schlumberger, Ltd.                                        138,707          5,838
Sunoco, Inc.                                               17,128            568
Transocean, Inc.                                           77,495          1,798
Unocal Corp.                                               60,888          1,862
                                                                         -------
                                                                         115,697
                                                                         -------

FINANCIALS - 19.8%
ACE, Ltd.                                                  63,555          1,865
AFLAC, Inc.                                               124,616          3,753
Allstate Corp.                                            167,107          6,181
Ambac Financial Group, Inc.                                25,347          1,425
American Express Co.                                      311,473         11,011
American International Group, Inc.                        621,483         35,953
AmSouth Bancorp                                            83,419          1,602
AON Corp.                                                  73,023          1,379
BB&T Corp.                                                112,818          4,173
Bank of America Corp.                                     355,378         24,724
Bank of New York Co., Inc.                                174,779          4,188
Bank One Corp.                                            278,562         10,181
Bear Stearns Cos., Inc.                                    22,199          1,319
Capital One Financial Corp.                                53,715          1,596
Charles Schwab Corp.                                      315,993          3,428
Charter One Financial, Inc.                                55,917          1,606
Chubb Corp.                                                41,639          2,174
Cincinnati Financial Corp.                                 37,667          1,417
Citigroup, Inc.                                         1,220,371         42,945
Comerica, Inc.                                             41,032          1,774
Countrywide Credit Industries, Inc.                        29,672          1,533
Equity Office Properties Trust                             96,341          2,407
Equity Residential                                         67,007          1,647
Fannie Mae                                                236,529         15,216
Federal Home Loan Mortgage Corp.                          165,146          9,752
Fifth Third Bancorp                                       137,600          8,066
First Tennessee National Corp.                             29,117          1,046
FleetBoston Financial Corp.                               248,085          6,028
Franklin Resources, Inc.                                   61,144          2,084
Golden West Financial Corp.                                36,011          2,586
Goldman Sachs Group, Inc.                                 113,000          7,695
Hartford Financial Services Group, Inc.                    59,788          2,716
Household International, Inc.                             109,959          3,058
Huntington Bancshares, Inc.                                57,254          1,069
J.P. Morgan Chase & Co.                                   473,514         11,364
Jefferson-Pilot Corp.                                      34,860          1,328
John Hancock Financial Services, Inc.                      69,478          1,938
KeyCorp                                                   103,209          2,595
Lehman Brothers Holdings, Inc.                             55,718          2,969
Lincoln National Corp.                                     42,931          1,356
Loews Corp.                                                45,214          2,010
MBIA, Inc.                                                 35,258          1,546
MBNA Corp.                                                306,602          5,832
MGIC Investment Corp.                                      24,362          1,006
Marsh & McLennan Cos., Inc.                               128,736          5,949
Marshall & Ilsley Corp.                                    48,792          1,336
Mellon Financial Corp.                                    101,023          2,638
Merrill Lynch & Co., Inc.                                 204,527          7,762
MetLife, Inc.                                             165,807          4,483
Moody's Corp.                                              36,465          1,506
Morgan Stanley                                            257,243         10,269
National City Corp.                                       147,091          4,018
North Fork Bancorp, Inc.                                   38,590          1,302
Northern Trust Corp.                                       53,740          1,874
PNC Financial Services Group, Inc.                         68,347          2,864
Plum Creek Timber Co., Inc.                                42,580          1,005
Principal Financial Group, Inc.                            78,850          2,376
Progressive Corp.                                          52,547          2,608
Providian Financial Corp.                                  65,173            423
Prudential Financial, Inc. (a)                            133,400          4,234
Regions Financial Corp.                                    53,789          1,794
SLM Corp.                                                  36,114          3,751
SAFECO Corp.                                               31,464          1,086
St. Paul Cos., Inc.                                        53,128          1,809
Simon Property Group, Inc.                                 45,163          1,539
SouthTrust Corp.                                           83,979          2,082
State Street Corp.                                         78,125          3,047

See notes to financial statements.

                                                               December 31, 2002

                                                                         MARKET
                                                                         VALUE
                                                                          (000)
                                                          SHARES            $
                                                        ---------        -------
Janus Capital Group                                        51,619            675
SunTrust Banks, Inc.                                       66,772          3,801
Synovus Financial Corp.                                    72,104          1,399
T. Rowe Price Group, Inc.                                  27,990            763
Torchmark Corp.                                            27,976          1,022
Travelers Property Casualty Corp. Class B (a)             241,056          3,531
U.S. Bancorp                                              454,361          9,642
Union Planters Corp.                                       46,644          1,313
UnumProvident Corp.                                        56,535            992
Wachovia Corp.                                            322,426         11,749
Washington Mutual, Inc.                                   224,013          7,735
Wells Fargo Co.                                           401,511         18,819
XL Capital, Ltd. Class A                                   32,732          2,529
Zions Bancorp                                              21,019            824
                                                                         -------
                                                                         394,090
                                                                         -------

HEALTH CARE - 14.4%
Abbott Laboratories                                       371,367         14,855
Aetna, Inc.                                                36,632          1,506
Allergan, Inc.                                             30,391          1,751
AmerisourceBergen Corp.                                    25,716          1,397
Amgen, Inc. (a)                                           305,275         14,760
Anthem, Inc. (a)                                           33,800          2,126
Applera Corp. - Applied Biosystems Group                   53,167            933
Bard (C.R.), Inc.                                          12,597            731
Bausch & Lomb, Inc.                                        12,125            437
Baxter International, Inc.                                139,726          3,912
Becton, Dickinson & Co.                                    62,229          1,910
Biogen, Inc. (a)                                           35,594          1,426
Biomet, Inc.                                               63,841          1,829
Boston Scientific Corp. (a)                                97,848          4,161
Bristol-Myers Squibb Co.                                  459,917         10,647
CIGNA Corp.                                                32,389          1,332
Cardinal Health, Inc.                                     104,566          6,189
Chiron Corp. (a)                                           45,844          1,722
Forest Laboratories, Inc. (a)                              43,253          4,248
Genzyme Corp. (a)                                          51,305          1,517
Guidant Corp. (a)                                          73,964          2,282
HCA, Inc.                                                 121,159          5,028
HEALTHSOUTH Corp. (a)                                      92,826            390
Health Management Associates, Inc.
  Class A (a)                                              56,498          1,011
Humana, Inc. (a)                                           38,825            388
IMS Health, Inc.                                           66,402          1,063
Johnson & Johnson                                         705,746         37,906
King Pharmaceuticals, Inc. (a)                             57,632            991
Lilly (Eli) & Co.                                         267,097         16,961
Manor Care, Inc. (a)                                       23,551            438
McKesson Corp.                                             70,231          1,898
MedImmune, Inc. (a)                                        60,865          1,651
Medtronic, Inc.                                           291,502         13,293
Merck & Co., Inc.                                         533,303         30,190
Millipore Corp.                                            10,628            361
Pfizer, Inc.                                            1,464,241         44,762
Pharmacia Corp.                                           306,481         12,811
Quest Diagnostics Incorporated                             23,100          1,314
Quintiles Transnational Corp. (a)                          26,618            322
St. Jude Medical, Inc. (a)                                 41,797          1,660
Schering-Plough Corp.                                     347,624          7,717
Stryker Corp.                                              47,704          3,202
Tenet Healthcare Corp. (a)                                117,709          1,930
UnitedHealth Group, Inc.                                   71,842          5,999
Watson Pharmaceuticals, Inc. (a)                           24,103            681
WellPoint Health Networks, Inc. (a)                        35,189          2,504
Wyeth                                                     314,731         11,771
Zimmer Holdings, Inc. (a)                                  45,720          1,898
                                                                         -------
                                                                         287,811
                                                                         -------

INDUSTRIALS - 11.2%
AMR Corp. (a)                                              35,155            232
Allied Waste Industries, Inc. (a)                          44,967            450
American Power Conversion Corp. (a)                        49,767            754
American Standard Cos., Inc. (a)                           16,707          1,189
Apollo Group, Inc. (a)                                     42,175          1,856
Automatic Data Processing, Inc.                           143,038          5,614
Avery Dennison Corp.                                       26,670          1,629
Boeing Co.                                                198,745          6,557
Burlington Northern Santa Fe Corp.                         92,150          2,397
CSX Corp.                                                  51,924          1,470
Caterpillar, Inc.                                          82,985          3,794
Cendant Corp. (a)                                         250,822          2,629
Cintas Corp.                                               41,282          1,887
Concord EFS, Inc. (a)                                     122,840          1,933
Convergys Corp. (a)                                        40,105            608
Cooper Industries, Ltd.                                    21,421            781
Crane Co.                                                  13,702            273
Cummins, Inc.                                               9,273            261
Danaher Corp.                                              36,213          2,379
Deere & Co.                                                57,641          2,643
Delta Air Lines, Inc.                                      28,193            341
Deluxe Corp.                                               15,320            645
Dover Corp.                                                48,513          1,415
Eaton Corp.                                                17,439          1,362
Emerson Electric Co.                                      101,335          5,153
Equifax, Inc.                                              32,869            761
FedEx Corp.                                                71,646          3,885
First Data Corp.                                          177,802          6,296
Fiserv, Inc. (a)                                           46,847          1,586
Fluor Corp.                                                18,106            507
General Dynamics Corp.                                     48,606          3,858
General Electric Co.                                    2,364,923         57,586
Goodrich Co.                                               23,555            432
Grainger W.W., Inc.                                        21,609          1,114
H&R Block, Inc.                                            44,010          1,769
Honeywell International, Inc.                             196,842          4,724
ITT Industries, Inc.                                       22,402          1,360
Illinois Tool Works, Inc.                                  73,664          4,778
Ingersoll-Rand Co. Class A                                 40,550          1,746
Lockheed Martin Corp.                                     109,271          6,310
Masco Corp.                                               119,774          2,521
McDermott International, Inc. (a)                          14,041             61
Navistar International Corp.                               13,580            330

See notes to financial statements.

                                                               December 31, 2002

                                                                         MARKET
                                                                          VALUE
                                                                          (000)
                                                          SHARES            $
                                                        ---------        -------
Norfolk Southern Corp.                                     94,161          1,882
Northrop Grumman Corp.                                     42,939          4,165
PACCAR, Inc.                                               28,347          1,311
Pall Corp.                                                 27,574            460
Parker-Hannifin Corp.                                      27,323          1,260
Paychex, Inc.                                              90,827          2,535
Pitney Bowes, Inc.                                         57,939          1,892
Power-One, Inc. (a)                                        17,700            100
R.R. Donnelley & Sons Co.                                  26,860            585
Raytheon Co.                                               97,014          2,983
Robert Half International, Inc. (a)                        40,014            645
Rockwell Automation, Inc.                                  44,520            922
Rockwell Collins, Inc.                                     41,819            973
Ryder Systems, Inc.                                        15,880            356
Sabre Holdings Corp. Class A (a)                           33,724            611
Southwest Airlines Co.                                    186,540          2,593
Textron, Inc.                                              32,275          1,387
Thomas & Betts Corp.                                       13,242            224
3M Co.                                                     92,642         11,423
Tyco International, Ltd.                                  473,148          8,081
Union Pacific Corp.                                        60,740          3,636
United Parcel Service, Inc. Class B                       265,400         16,741
United Technologies Corp.                                 111,757          6,922
Waste Management, Inc.                                    147,579          3,383
                                                                         -------
                                                                         222,946
                                                                         -------

INFORMATION TECHNOLOGY - 13.8%
ADC Telecommunications, Inc. (a)                          178,527            373
Adobe Systems, Inc.                                        58,371          1,448
Advanced Micro Devices, Inc. (a)                           78,584            508
Agilent Technologies, Inc. (a)                            111,227          1,998
Altera Corp. (a)                                           88,678          1,098
Analog Devices, Inc. (a)                                   88,261          2,107
Andrew Corp. (a)                                           22,527            232
Apple Computer, Inc. (a)                                   87,446          1,253
Applied Materials, Inc. (a)                               394,661          5,142
Applied Micro Circuits Corp. (a)                           68,642            259
Autodesk, Inc.                                             24,815            355
Avaya, Inc. (a)                                            81,615            200
BMC Software, Inc. (a)                                     55,636            952
Broadcom Corp. (a)                                         65,846            992
CIENA Corp. (a)                                           101,488            519
Cisco Systems, Inc. (a)                                 1,715,259         22,453
Citrix Systems, Inc. (a)                                   42,253            523
Computer Associates International, Inc.                   140,044          1,891
Computer Sciences Corp. (a)                                41,882          1,443
Compuware Corp. (a)                                        86,757            416
Comverse Technology, Inc. (a)                              42,438            425
Corning, Inc.                                             246,085            814
Dell Computer Corp. (a)                                   616,791         16,505
EMC Corp. (a)                                             532,041          3,267
Electronic Arts, Inc. (a)                                  33,350          1,660
Electronic Data Systems Corp.                             112,586          2,075
Gateway, Inc. (a)                                          73,765            232
Hewlett-Packard Co.                                       725,119         12,588
Intel Corp.                                             1,573,103         24,477
International Business Machines Corp.                     401,418         31,110
Intuit, Inc. (a)                                           47,951          2,250
JDS Uniphase Corp. (a)                                    310,119            760
Jabil Circuit, Inc. (a)                                    45,513            816
KLA Tencor Corp. (a)                                       45,864          1,619
LSI Logic Corp. (a)                                        85,535            493
Lexmark International Group, Inc. Class A (a)              30,602          1,851
Linear Technology Corp.                                    76,775          1,970
Lucent Technologies, Inc.                                 786,972            992
Maxim Integrated Products, Inc.                            77,956          2,574
Mercury Interactive Corp. (a)                              18,848            559
Microsoft Corp. (a)                                     1,270,702         65,708
Micron Technology, Inc. (a)                               147,832          1,440
Molex, Inc.                                                47,910          1,103
Motorola, Inc.                                            551,998          4,775
NCR Corp. (a)                                              22,092            524
National Semiconductor Corp. (a)                           41,109            617
Network Appliance, Inc. (a)                                76,767            768
Novell, Inc. (a)                                           82,242            269
Novellus Systems, Inc. (a)                                 33,469            940
NVIDIA Corp. (a)                                           37,451            431
Oracle Corp. (a)                                        1,270,238         13,719
PMC-Sierra, Inc. (a)                                       37,624            209
Parametric Technology Corp. (a)                            60,341            151
PeopleSoft, Inc. (a)                                       76,023          1,390
PerkinElmer, Inc.                                          29,757            245
QLogic Corp. (a)                                           21,145            728
QUALCOMM, Inc. (a)                                        184,139          6,690
Rational Software Corp. (a)                                44,545            463
Sanmina-SCI Corp. (a)                                     120,658            538
Scientific-Atlanta, Inc.                                   37,268            442
Siebel Systems, Inc. (a)                                  110,058            821
Solectron Corp. (a)                                       190,414            676
Sun Microsystems, Inc. (a)                                728,188          2,257
SunGard Data Systems, Inc. (a)                             68,750          1,620
Symbol Technologies, Inc.                                  51,685            425
Tektronix, Inc. (a)                                        21,329            388
Tellabs, Inc. (a)                                          93,275            674
Teradyne, Inc. (a)                                         41,992            546
Texas Instruments, Inc.                                   409,103          6,141
Thermo Electron Corp.                                      39,629            797
Unisys Corp. (a)                                           77,379            766
VERITAS Software Corp. (a)                                 99,683          1,557
Waters Corp. (a)                                           30,257            659
Xerox Corp.                                               173,342          1,395
Xilinx, Inc. (a)                                           79,804          1,638
Yahoo!, Inc. (a)                                          143,793          2,348
                                                                         -------
                                                                         275,057
                                                                         -------

MATERIALS - 2.7%
Air Products & Chemicals, Inc.                             54,389          2,325
Alcoa, Inc.                                               203,046          4,625
Allegheny Technologies, Inc.                               18,029            112
Ball Corp.                                                 13,585            695
Bemis Co., Inc.                                            12,064            599
Boise Cascade Corp.                                        12,619            318
Dow Chemical Co.                                          218,599          6,492
Du Pont (E.I.) de Nemours & Co.                           235,839         10,000

See notes to financial statements.

                                                               December 31, 2002

                                                                         MARKET
                                                                          VALUE
                                                                          (000)
                                                          SHARES            $
                                                          -------      ---------
Eastman Chemical Co.                                       17,662            649
Ecolab, Inc.                                               30,363          1,503
Engelhard Corp.                                            29,930            669
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                              32,914            552
Georgia-Pacific Group                                      52,940            856
Great Lakes Chemical Corp.                                 11,003            263
Hercules, Inc. (a)                                         24,598            216
International Flavors & Fragrances, Inc.                   21,904            769
International Paper Co.                                   115,856          4,051
Louisiana Pacific Corp.                                    23,759            191
MeadWestvaco Corp.                                         46,388          1,146
Monsanto Co.                                               61,746          1,189
Newmont Mining Corp.                                       96,142          2,791
Nucor Corp.                                                17,802            735
PPG Industries, Inc.                                       41,190          2,066
Pactiv Corp. (a)                                           36,364            795
Phelps Dodge Corp.                                         20,905            662
Praxair, Inc.                                              39,010          2,254
Rohm & Haas Co.                                            53,696          1,744
Sealed Air Corp. (a)                                       19,136            714
Sigma Aldrich Corp.                                        17,393            845
Temple-Inland, Inc.                                        11,914            534
United States Steel Corp.                                  23,202            304
Vulcan Materials Co.                                       23,196            870
Weyerhaeuser Co.                                           52,424          2,580
Worthington Industries, Inc.                               19,529            298
                                                                       ---------
                                                                          54,412
                                                                       ---------

TELECOMMUNICATION SERVICES - 4.1%
AT&T Corp.                                                184,147          4,808
AT&T Wireless Services, Inc. (a)                          650,238          3,674
Alltel Corp.                                               74,998          3,825
BellSouth Corp.                                           444,528         11,500
CenturyTel, Inc.                                           34,008            999
Citizens Communications Co. (a)                            65,077            686
Nextel Communications, Inc. Class A (a)                   230,036          2,618
Qwest Communications International, Inc.                  408,322          2,041
SBC Communications, Inc.                                  790,904         21,441
Sprint Corp. (Fon Group)                                  215,584          3,122
Sprint Corp. (PCS Group) (a)                              228,278          1,000
Verizon Communications, Inc.                              649,598         25,172
                                                                       ---------
                                                                          80,886
                                                                       ---------

UTILITIES - 2.7%
AES Corp. (a)                                             127,014            384
Allegheny Energy, Inc.                                     28,499            216
Ameren Corp.                                               33,942          1,411
American Electric Power Co., Inc.                          79,754          2,180
CMS Energy Corp.                                           30,105            284
Calpine Corp. (a)                                          85,552            279
CenterPoint Energy, Inc.                                   69,593            592
Cinergy Corp.                                              40,858          1,378
Consolidated Edison, Inc.                                  50,022          2,142
Constellation Energy Group, Inc.                           39,403          1,096
DTE Energy Co.                                             39,346          1,826
Dominion Resources, Inc.                                   73,287          4,024
Duke Energy Corp.                                         213,477          4,171
Dynegy, Inc. Class A                                       83,430             98
Edison International                                       74,962            888
El Paso Corp.                                             138,194            962
Entergy Corp.                                              51,943          2,368
Exelon Corp.                                               77,589          4,094
FPL Group, Inc.                                            43,989          2,645
FirstEnergy Corp.                                          72,012          2,374
KeySpan Corp.                                              33,906          1,195
Kinder Morgan, Inc.                                        28,138          1,189
Mirant Corp. (a)                                           96,488            182
NICOR, Inc.                                                10,313            351
NiSource, Inc.                                             58,367          1,167
PG&E Corp. (a)                                             90,923          1,264
PPL Corp.                                                  37,468          1,299
Peoples Energy Corp.                                        7,731            299
Pinnacle West Capital Corp.                                19,381            661
Progress Energy, Inc.                                      56,508          2,450
Public Service Enterprise Group, Inc.                      51,622          1,657
Sempra Energy                                              47,189          1,116
Southern Co.                                              170,258          4,834
TECO Energy, Inc.                                          41,776            646
TXU Corp.                                                  76,948          1,437
Williams Cos., Inc.                                       120,437            325
Xcel Energy, Inc.                                          94,797          1,043
                                                                       ---------
                                                                          54,527
                                                                       ---------

TOTAL COMMON STOCKS
(cost $2,198,489,141)                                                  1,927,807
                                                                       ---------

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                           PAR          VALUE
                                                          AMOUNT        (000)
                                                          (000)           $
                                                         --------    -----------
GOVERNMENT SECURITY - 0.2%
United States Treasury Bill 1.18%,
  due 3/13/03 (b)(c)                                     $  4,285          4,275
                                                                     -----------
TOTAL GOVERNMENT SECURITY
(cost $4,275,028)                                                          4,275
                                                                     -----------

                                                          SHARES
                                                           (000)
                                                         --------
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment Prime Portfolio                  48,229         48,229
Federated Money Market Obligations Trust                       10             10
State Street Navigator Securities Lending Prime
  Portfolio (d)                                            42,680         42,680
                                                                     -----------

TOTAL SHORT TERM INVESTMENTS
(cost $90,919,246)                                                        90,919
                                                                     -----------

TOTAL INVESTMENTS - 101.5%
(cost $2,293,683,415)                                                  2,023,001
                                                                     -----------

OTHER ASSETS AND LIABILITIES NET - (1.5)%                                (30,453)
                                                                     -----------

NET ASSETS - 100%                                                    $ 1,992,548
                                                                     ===========

                                                         NUMBER      UNREALIZED
                                                           OF       DEPRECIATION
                                                        CONTRACTS      (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long)
  Expiration date 03/2003                                     278   $        816
                                                                    ------------

Total unrealized depreciation on open futures
  contracts purchased                                               $        816
                                                                    ============

(a)  Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c)  Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(Amounts in thousands)

                                                                                                              DECEMBER 31, 2002
ASSETS
Investments at market (identified cost $2,293,683) - including $39,976 of securities loaned (Note 2)               $  2,023,001
Receivables:
   Investment sold                                                                                     $   9,096
   Dividends and interest                                                                                  3,112
   Daily variation margin on futures contracts                                                                97
                                                                                                       ---------
     Total assets                                                                                                     2,035,306

LIABILITIES
Payables:
   Due upon return of securities loaned                                                                   42,680
   Management fees (Note 4)                                                                                   78
                                                                                                       ---------
     Total liabilities                                                                                                   42,758
                                                                                                                   ------------

NET ASSETS                                                                                                         $  1,992,548
                                                                                                                   ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                    $  2,264,046
Net unrealized depreciation on investments and futures contracts                                                       (271,498)
                                                                                                                   ------------

NET ASSETS                                                                                                         $  1,992,548
                                                                                                                   ============

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
(Amounts in thousands)

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2002
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $112)                                                 $   34,834
  Interest                                                                                                 951
  Security lending income                                                                                  174
                                                                                                    ----------
    Total Investment Income                                                                             35,959

EXPENSES
Management fees (Note 4)                                                         $    1,003
                                                                                 ----------
  Total Expenses                                                                                         1,003
                                                                                                    ----------

NET INVESTMENT INCOME                                                                                   34,956
                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                                      (139,590)
  Withdrawals in-kind                                                                79,545
  Futures contracts                                                                 (10,383)
                                                                                 ----------
                                                                                                       (70,428)
Net change in unrealized depreciation on:
  Investments                                                                      (530,173)*
  Futures contracts                                                                  (2,040)
                                                                                 ----------
                                                                                                      (532,213)
                                                                                                    ----------
Net realized and unrealized loss                                                                      (602,641)
                                                                                                    ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (567,685)
                                                                                                    ==========

----------
*    Excludes unrealized depreciation of $4,210 on contributed securities.

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                    FOR THE YEAR              FOR THE YEAR
                                                                                       ENDED                     ENDED
                                                                                  DECEMBER 31, 2002         DECEMBER 31, 2001
                                                                                  ----------------          ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                             $     34,956             $     37,168
  Net realized loss on investments, futures contracts, and withdrawals
    in-kind                                                                              (70,428)                (143,731)
  Net change in unrealized depreciation                                                 (532,213)                (262,328)
                                                                                    ------------             ------------

    Net decrease in net assets resulting from operations                                (567,685)                (368,891)
                                                                                    ------------             ------------
CAPITAL TRANSACTIONS*
  Proceeds from contributions                                                            557,561                  555,412
  Contributions in-kind                                                                   41,343                  165,310
  Fair value of withdrawals                                                             (520,988)                (575,064)
  Withdrawals in-kind                                                                   (209,981)                 (41,740)
                                                                                    ------------             ------------

    Net increase (decrease) in net assets from capital transactions                     (132,065)                 103,918
                                                                                    ------------             ------------
TOTAL NET DECREASE IN NET ASSETS                                                        (699,750)                (264,973)

NET ASSETS
  Beginning of year                                                                    2,692,298                2,957,271
                                                                                    ------------             ------------
  End of year                                                                       $  1,992,548             $  2,692,298
                                                                                    ============             ============

----------
* Prior year capital transactions did not separate cash contributions from in-kind transactions. For the year ended December 31, 2001, proceeds from contributions and fair value of withdrawals were $720,722 and $(616,804), respectively.

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                             YEAR            YEAR            PERIOD
                                                                            ENDED            ENDED            ENDED
                                                                           12/31/02         12/31/01         12/31/00*
                                                                         ------------     ------------     ------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                               $  1,992,548     $  2,692,298     $  2,957,271
  Ratios to average net assets:
    Operating expenses                                                          0.045%           0.045%           0.045%+
    Net investment income                                                        1.57%            1.34%            1.14%+
  Portfolio turnover rate**                                                        13%              14%              18%++
  Total return(a)                                                              (22.16%)         (11.94%)          (2.41%)++

----------
*    The Portfolio commenced operations on March 1, 2000.
**   The Portfolio turnover rate excludes in-kind security transactions.
+    Annualized.
++   Not Annualized.
(a) Results represent past performance and are not indicative of future results.

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                   NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 2002

1.  ORGANIZATION

    The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2002, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

    The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

    SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

    All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

    FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

    FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

    The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

    SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is

                                                               December 31, 2002

    allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2002, the earned income for the Portfolio and State Street was $173,648 and $57,883, respectively.

    The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $39,975,743. The loans were collateralized with cash of $42,680,335, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, an affiliated investment company.

3.  SECURITIES TRANSACTIONS

    For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $349,578,053 and $284,263,675, respectivily. The aggregrate value of in-kind contributions and withdrawals were $41,342,685 and $209,980,527, respectively.

    At December 31, 2002, the cost of investments on a tax basis was $2,413,235,668. The aggregate gross unrealized appreciation and gross unrealized depreciation was $201,034,221and $591,268,630, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4.  RELATED PARTY FEES AND TRANSACTIONS

    The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

    Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31, 2002 is listed in the Portfolio of Investments.

    During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the year ended December 31, 2002, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $218,481.

                                                               December 31, 2002

                      STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS IN
                       POSITION(S)  TERM OF OFFICE                                     FUND COMPLEX
                       HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION               OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE FUND         TIME SERVED     DURING PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------- -----------  --------------  --------------------------------   -------------- ------------------------------
NON-INTERESTED
  TRUSTEES
Michael F. Holland     Trustee      Term:           Chairman, Holland & Company        14             Trustee, State Street
Age: 58                and          Indefinite      L.L.C. (investment adviser),                      Institutional Investment
375 Park Avenue        Chairman     Elected: 7/99   1995 to present                                   Trust; Director of the Holland
New York, NY 10152     of the                                                                         Series Fund, Inc.; and
                       Board                                                                          Director, The China Fund, Inc.

William L. Boyan       Trustee      Term:           Trustee of Old Mutual South        14             Trustee, State Street
Age: 66                             Indefinite      Africa Master Trust 1997 to                       Institutional Investment
86 A Beacon Street                  Elected: 7/99   present (investments); Chairman,                  Trust; and Trustee, Old Mutual
Boston, MA 02108                                    Children's Hospital 1984 to                       South Africa Master Trust
                                                    current; Director Boston Plan
                                                    for Excellence, 1994 to current
                                                    (non-profit); President and
                                                    Chief Operations Officer, John
                                                    Hancock Mutual Life Insurance
                                                    Company, 1959 to 1999.
                                                    Mr. Boyan retired in 1999.

Rina K. Spence         Trustee      Term:           President of SpenceCare            14             Trustee, State Street
Age: 54                             Indefinite      International LLC 1998 to                         Institutional Investment
7 Acacia Street                     Elected: 7/99   present; Member of the Advisory                   Trust; Director of Berkshire
Cambridge, MA 02138                                 Board, Ingenium Corp., 2001 to                    Life Insurance Company of
                                                    present (technology company);                     America; and Director,
                                                    Chief Executive Officer,                          IEmily.com (internet company)
                                                    IEmily.com, 2000 to 2001 (internet
                                                    company); Chief Executive
                                                    Officer of Consensus
                                                    Pharmaceutical, Inc., 1998 to
                                                    1999; Founder, President, and
                                                    Chief Executive Officer of
                                                    Spence Center for Woman's
                                                    Health, 1994 to 1998; and
                                                    Trustee, Eastern Enterprise,
                                                    1988 to 2000 (utilities).

Douglas T. Williams    Trustee      Term:           Executive Vice President of        14             Trustee, State Street
Age: 62                             Indefinite      Chase Manhattan Bank, 1987 to                     Institutional Investment Trust
P.O. Box 5049                       Elected: 7/99   1999. Mr.Williams retired in
Boston, MA 02206                                    1999.

OFFICERS:

Kathleen C. Cuocolo    President    Term:           Executive Vice President of        --             --
Age: 50                             Indefinite      State Street Bank and Trust
Two Avenue de                       Elected: 5/00   Company since 2000; and Senior
Lafayette                                           Vice President of State Street
Boston, MA 02111                                    Bank and Trust Company, 1982 to
                                                    2000.

Janine L. Cohen        Treasurer    Term:           Senior Vice President of State     --             --
Age: 49                             Indefinite      Street Bank and Trust Company
Two Avenue de                       Elected: 5/00   since 2001; and Vice President
Lafayette                                           of State Street Bank and Trust
Boston, MA 02111                                    Company, 1992 to 2000

Julie A. Tedesco       Secretary    Term:           Vice President and Counsel of      --             --
Age: 45                             Indefinite      State Street Bank & Trust
One Federal Street                  Elected: 5/00   Company since 2000; and Counsel
Boston, MA 02110                                    of First Data Investor Services
                                                    Group, Inc., 1994 to 2000

                REPORT OF ERNST & YOUNG LLP,INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interests of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at
December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 2003

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                               February 28, 2003

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                           SHARES         $
                                                           ------      ---------
COMMON STOCKS - 90.4%
AUSTRALIA - 4.5%
Alumina, Ltd.                                              16,547         46,191
Amcor, Ltd.                                                12,120         60,605
AMP Diversified Property Trust                              8,119         12,761
AMP, Ltd.                                                  16,425         69,773
Ansell, Ltd.(a)                                             1,878          6,530
Aristocrat Leisure, Ltd.                                    3,833          4,140
Australia & New Zealand
Banking Group, Ltd.                                        21,552        214,754
Australia Gas Light Co., Ltd.                               6,109         40,112
Australian Stock Exchange, Ltd.                             1,109          7,470
BHP Steel, Ltd.(a)                                         12,264         25,676
BHP, Ltd.                                                  53,098        294,836
Boral, Ltd.                                                 9,277         24,996
Brambles Industries, Ltd.                                  13,300         34,464
BRL Hardy, Ltd.                                             1,707         10,680
Coca-Cola Amatil, Ltd.                                      4,728         16,326
Cochlear, Ltd.                                                844         16,984
Coles Myer, Ltd.                                           16,565         56,998
Commonwealth Bank of Australia                             17,921        266,881
Commonwealth Property Office Fund                          17,686         12,450
Computershare, Ltd.                                         6,765          7,308
CSL, Ltd.                                                   2,075         17,616
CSR, Ltd.                                                  12,146         47,910
David Jones, Ltd.                                           4,255          2,866
Deutsche Office Trust                                      12,450          8,235
Foster' s Brewing Group, Ltd.                              29,898         78,380
Futuris Corp., Ltd.                                         4,416          3,939
Gandel Retail Trust                                        20,056         15,822
General Property Trust                                     28,379         47,704
Goodman Fielder, Ltd.                                      13,672         14,686
Harvey Norman Holdings, Ltd.                                8,892         12,141
Iluka Resources, Ltd.                                       1,534          3,845
Insurance Australia Group, Ltd.                            20,661         38,367
James Hardie Industries NV(a)                               5,782         23,228
John Fairfax Holdings, Ltd.                                11,624         20,809
Leighton Holdings, Ltd.                                     1,682          9,176
Lend Lease Corp.                                            5,634         29,779
M.I.M Holdings, Ltd.                                       25,662         22,114
Macquarie Bank, Ltd.                                        2,835         42,684
Macquarie Infrastructure Group                             25,590         49,539
Mayne Nickless, Ltd.                                       10,300         19,752
Mirvac Group                                                8,932         21,953
National Australia Bank, Ltd.                              22,049        386,695
Newcrest Mining, Ltd.                                       3,779         13,645
News Corp., Ltd.                                           21,111        130,546
OneSteel, Ltd.                                              8,780          9,058
Orica, Ltd.                                                 3,224         16,102
Origin Energy, Ltd.                                        10,210         26,643
PaperlinX, Ltd.                                             4,038         12,742
Patrick Corp., Ltd.                                         1,663         11,424
Principal Office Fund                                      10,149          8,499
Publishing & Broadcasting, Ltd.                             1,611          7,528
QBE Insurance Group, Ltd.                                   8,583         42,190
Rio Tinto, Ltd.                                             4,531         92,113
Santos, Ltd.                                                8,708         30,914
Sonic Healthcare, Ltd.                                      2,419          9,013
Sons of Gwalia, Ltd.                                          866            736
Southcorp, Ltd.                                             8,190         15,855
Stockland Trust Group                                      12,590         37,132
Suncorp-Metway, Ltd.                                        7,014         43,416
TAB, Ltd.                                                   5,421         10,330
TABCORP Holdings, Ltd.                                      5,638         34,214
Telstra Corp., Ltd.                                        31,871         77,364
Transurban Group(a)                                         5,244         13,525
Wesfarmers, Ltd.                                            5,423         83,820
Westfield Holdings, Ltd.                                    6,277         47,805
Westfield Trust                                            30,225         59,428
Westpac Banking Corp., Ltd.                                25,143        214,375
WMC Resorces, Ltd.                                         16,682         39,684
Woodside Petroleum, Ltd.                                    6,936         45,669
Woolworths, Ltd.                                           15,286        107,327
                                                                       ---------
                                                                       3,388,272
                                                                       ---------
AUSTRIA - 0.2%
Bohler-Uddeholm AG                                             98          4,888
Erste Bank der oesterreichischen Sparkassen AG                510         34,135
Flughafen Wien AG                                             187          6,772
Mayr-Melnhof Karton AG                                        110          8,610
Oesterreichische
Elektrizitaetswirtschafts AG                                   81          7,186
OMV AG                                                        257         27,769
RHI AG(a)                                                     182          1,608
Telekom Austria AG(a)                                       3,559         37,515
VA Technologie AG                                             337          5,267
Voest-Alpine AG                                                93          2,220
Wienerberger Baustoffindustrie AG                             497          8,469
                                                                       ---------
                                                                         144,439
                                                                       ---------
BELGIUM - 0.9%
Agfa Gevaert NV                                             1,620         34,903
Barco NV                                                      116          6,001
Bekaert SA                                                    191          6,742
Colruyt NV                                                    246         14,596
Compagnie Maritime Belge SA                                    49          2,591
Delhaize Le Lion SA                                         1,087         16,566
Dexia                                                      10,172         92,860
Electrabel SA                                                 475        119,285
Fortis                                                     15,282        209,181
Groupe Bruxelles Lambert SA                                 1,120         41,646
Interbrew                                                   2,424         41,619
KBC Banassurance Holding NV                                 1,299         39,258
Omega Pharma SA                                               112          1,726
S.A. D'Ieteren NV                                              41          4,697
Solvay SA                                                     578         34,263
UCB SA                                                      1,424         32,553
Union Miniere SA                                              320         13,051
                                                                       ---------
                                                                         711,538
                                                                       ---------
DENMARK - 0.7%
A/S Dampskibsselskabet Svendborg, Series B                      3         29,815

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
A/S Det Ostasiatiske Kompagni(a)                              200          4,033
Bang & Olufsen Holding A/S, Series B                          125          2,321
Carlsberg A/S, Series B                                       350         11,349
Coloplast A/S, Series B                                       233         14,942
D/S 1912, Series B                                              4         27,276
Danisco A/S                                                   855         26,050
Danske Bank                                                 8,762        137,928
DSV, Series B                                                 250          4,751
FLS Industries A/S, Series B(a)                               400          2,728
GN Store Nord A/S(a)                                        3,981         10,454
Group 4 Falck A/S                                           1,014         15,962
H. Lundbeck A/S                                             1,134         25,501
ISS A/S(a)                                                    686         20,752
Kobenhavns Lufthavne A/S                                       75          4,788
NEG Micon A/S(a)                                               83            753
NKT Holding A/S                                               250          2,575
Novo Nordisk A/S                                            4,357        125,162
Novozymes A/S, Series B                                       743         15,577
Tele Danmark A/S                                            2,103         48,360
Topdanmark A/S(a)                                             458         12,293
Vestas Wind Systems A/S                                     1,395          7,711
William Demant A/S(a)                                         465          7,826
                                                                       ---------
                                                                         558,907
                                                                       ---------
FINLAND - 1.9%
Amer Group, Ltd.                                              400         14,356
Elisa Communications Oyj(a)                                 1,849         11,405
Fortum Oyj                                                  5,512         36,239
Instrumentarium Corp.                                         700         28,292
KCI Konecranes International                                   66          1,462
Kesko Oyj                                                   1,100         12,235
Kone Corp.                                                    480         15,727
Metso Oyj                                                   1,202         12,437
Nokia Oyj                                                  73,002        975,651
Orion-Yhtyma Oyj, Series B                                    367          5,736
Outokumpu Oyj                                               1,716         14,315
Pohjola Group PLC, Series B                                   276          4,343
Rautaruukki Oyj                                             1,000          3,826
Sampo-Leona Insurance, Series A                             3,973         24,836
Stora Enso Oyj, Series R                                   10,213        100,059
TietoEnator Oyj                                             1,454         20,059
UPM-Kymmene Oyj                                             3,870        110,951
Uponor Oyj                                                    300          6,137
Wartsila Oyj, Series B                                      1,000         12,945
                                                                       ---------
                                                                       1,411,011
                                                                       ---------
FRANCE - 8.3%
Accor SA                                                    2,783         85,486
Air France                                                    753          7,134
Alcatel SA, Series A                                       16,323        117,697
Alstom(a)                                                   3,716         11,735
Altran Technologies SA                                        948          2,636
Atos Origin SA(a)                                             242          7,228
Autoroutes du Sud de la France (ASF)(a)                     1,106         28,359
Aventis SA                                                  9,478        430,374
Axa                                                        19,299        235,877
BNP Paribas SA                                             11,263        466,148
Bouygues SA                                                 2,539         61,681
Business Objects SA(a)                                        949         16,110
Cap Gemini SA                                               1,412         36,981
Carrefour SA                                                8,018        303,759
Club Mediterranee SA(a)                                       122          2,892
Compagnie de Saint-Gobain(a)                                4,259        128,668
Compagnie Generale des Establissements Michelin             1,909         61,931
Dassault Systemes SA                                          468         10,724
Essilor International SA                                    1,429         55,446
Etablissements Economiques du Casino
  Guichard-Perrachon SA                                       336         19,193
European Aeronautic Defence & Space Co.                     3,501         30,451
France Telecom SA                                           6,088        134,907
Groupe Danone                                               1,769        209,348
Imerys                                                         88          9,371
L 'Air Liquide SA                                           1,396        179,199
L 'Oreal SA                                                 4,712        304,208
Lafarge SA                                                  1,938        112,794
Lagardere S.C.A                                             1,943         71,516
LVMH (Louis Vuitton Moet Hennessy)                          3,222        133,073
Pechiney SA                                                   928         23,505
Pernod-Ricard SA                                              701         54,285
Pinault-Printemps-Redoute SA                                  994         63,744
PSA Peugoet Citroen                                         2,515        111,137
Publicis SA                                                 1,199         21,607
Renault SA                                                  2,295         97,013
Sagem SA                                                      123          7,974
Sanofi-Synthelabo SA                                        5,605        299,758
Schneider Electric SA(a)                                    2,979        129,587
Societe BIC SA                                                544         17,355
Societe Generale                                            4,180        224,359
Societe Television Francaise I                              1,902         43,500
Sodexho Alliance SA                                         1,279         30,561
STMicroelectronics NV                                       8,517        157,431
Suez SA                                                    11,509        150,713
Technip-Coflexip SA                                           240         15,520
Thales SA                                                     815         18,675
Thomson Multimedia(a)                                       2,496         34,972
Total Fina Elf SA                                           8,892      1,174,974
Unibail SA                                                    521         32,737
Valeo SA                                                      965         27,396
Vinci SA                                                      900         53,400
Vivendi Universal SA                                       12,844        180,239
Wanadoo(a)                                                  5,091         25,580
Zodiac SA                                                     491          9,208
                                                                       ---------
                                                                       6,280,156
                                                                       ---------
GERMANY - 4.9%
Adidas-Salomon AG                                             600         48,262
Aixtron AG                                                  1,016          3,055
Allianz AG                                                  2,619        187,601
Altana AG                                                     950         39,339
BASF AG                                                     7,350        267,916
Bayer AG                                                    9,650        127,409
Bayer Hypo-und Vereinsbank AG                               4,934         47,329

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Beiersdorf AG, Series A                                       433         46,995
Buderus AG                                                    500         13,203
Continental AG                                              1,653         26,225
DaimlerChrysler AG                                         11,906        364,437
Deutsche Bank AG                                            7,809        317,304
Deutsche Boerse AG                                            900         34,843
Deutsche Lufthansa AG(a)                                    2,419         20,493
Deutsche Post AG                                            5,707         58,066
Deutsche Telekom AG                                        29,375        337,816
Douglas Holding AG                                            256          3,766
E.On AG                                                     8,200        349,983
Epcos AG(a)                                                   824          9,103
Fresenius Medical Care AG                                     391         16,524
Gehe AG                                                       428         16,145
HeidelbergCement AG                                           467         11,179
Infineon Technologies AG(a)                                 4,812         30,548
KarstadtQuelle AG                                             765          9,927
Linde AG                                                    1,220         34,964
MAN AG                                                      1,608         23,345
Merck KGaA                                                    520         12,554
Metro AG                                                    2,012         37,733
MLP AG                                                        778          5,895
Muenchener Rueckversich                                     1,454        130,980
Preussag AG                                                 1,552         15,439
ProSieben Sat.1 Media AG                                    1,199          7,237
RWE AG                                                      5,305        117,099
SAP AG                                                      2,872        240,082
Schering AG                                                 2,432         90,982
Siemens AG                                                 11,177        443,073
ThyssenKrupp AG                                             4,940         47,440
Volkswagen AG                                               3,229        129,116
WCM Beteiligungs-und Grundbesitz AG(a)                      2,984          6,368
                                                                       ---------
                                                                       3,729,775
                                                                       ---------
GREECE - 0.4%
Alpha Bank AE                                               2,154         25,259
Aluminum of Greece SA                                          60          1,165
Attica Enterprises Holding SA                                 380            770
Bank of Piraeus                                             2,084         11,860
Coca-Cola Hellenic Bottling Co. SA                          1,375         19,295
Commercial Bank of Greece                                     990         12,548
EFG Eurobank Ergasias                                       2,268         25,129
EYDAP Athens Water Supply and Sewage Co. SA                   220            783
Folli-Follie                                                  100          1,207
Greek Organization of Football Prognostics                  1,169         10,962
Hellenic Duty Free Shops SA                                   160          1,311
Hellenic Petroleum SA                                       1,702          8,769
Hellenic Technodomiki SA                                    1,236          7,913
Hellenic Telecommunications Organization SA                 5,258         57,237
Intracom SA                                                 1,513          6,653
M.J. Maillis SA                                               220            614
National Bank of Greece SA                                  1,983         23,510
Papastratos Cigarettes Co.                                    350          6,783
Public Power Corp. (PPC)                                    1,017         15,653
Technical Olympic SA                                          500          1,487
Titan Cement Co.                                              415         15,753
Viohalco Hellenic Copper and
  Aluminum Industry SA                                        796          2,471
Vodafone Panafon SA                                         2,823         14,665
                                                                       ---------
                                                                         271,797
                                                                       ---------
HONG KONG - 1.2%
ASM Pacific Technology, Ltd.                                2,500          5,738
Bank of East Asia, Ltd.                                    12,800         23,880
BOC Hong Kong (Holdings), Ltd.(a)                          25,500         26,157
Cathay Pacific Airways                                     11,000         15,373
Cheung Kong (Holdings), Ltd.                               16,000        100,524
Cheung Kong Infrastructure (Holdings), Ltd.                 5,000          9,071
CLP Holdings, Ltd.                                         19,100         78,368
Esprit Holdings, Ltd.                                       3,122          6,085
Giordano International, Ltd.                                8,000          2,436
Hang Lung Properties, Ltd.                                 13,000         11,835
Hang Seng Bank, Ltd.                                        8,200         89,632
Henderson Land Development Co., Ltd.                        7,000         19,836
Hong Kong & China Gas Co., Ltd.                            40,183         49,462
Hong Kong Exchanges & Clearing, Ltd.                        8,000          9,334
Hongkong Electric Holdings, Ltd.                           15,000         57,218
Hutchison Whampoa, Ltd.                                    22,800        136,816
Hysan Development Co., Ltd.                                 5,104          3,927
Johnson Electronic Holdings, Ltd.                          16,000         17,848
Li & Fung, Ltd.                                            15,000         15,098
MTR Corp.                                                   9,600         10,647
New World Development Co., Ltd.                            13,699          6,235
PCCW, Ltd.(a)                                              17,133         11,204
Shangri-La Asia, Ltd.                                       8,189          5,880
Sino Land Co., Ltd.                                        20,146          6,070
South China Morning Post (Holdings), Ltd.                  16,533          5,989
Sun Hung Kai Properties, Ltd.                              14,000         78,804
Swire Pacific, Ltd.                                        10,000         42,569
Television Broadcast, Ltd.                                  2,000          6,078
Wharf (Holdings), Ltd.                                     11,000         22,567
                                                                       ---------
                                                                         874,681
                                                                       ---------
IRELAND - 0.8%
Allied Irish Banks PLC                                     13,435        171,591
Bank of Ireland                                            15,273        168,234
CRH PLC                                                     7,654         94,044
DCC PLC                                                       789          8,121
Elan Corp. PLC(a)                                           5,797         19,369
Greencore Group PLC                                         1,884          4,731
Independent News & Media PLC                                4,093          5,955
Irish Life & Permanent PLC                                  3,675         36,044
Kerry Group PLC                                             1,757         21,304
Ryanair Holdings PLC(a)                                     5,502         35,106
Waterford Wedgwood PLC                                      5,569          1,741
                                                                       ---------
                                                                         566,240
                                                                       ---------
ITALY - 3.6%
ACEA SpA                                                    1,195          4,830
Alitalia SpA(a)                                            11,000          2,691
Alleanza Assicurazioni                                      6,702         56,848
Assicurazioni Generali SpA                                 14,432        364,760

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Autogrill SpA(a)                                            1,322         11,684
Banca Fideuram SpA                                          2,956         12,075
Banca Intesa SpA                                           14,000         23,388
Banca Monte dei Paschi di Siena SpA                        11,509         27,290
Banca Nazionale del Lavoro(a)                              23,923         28,698
Banca Popolare di Milano Scrl                               5,500         21,400
Benetton Group SpA                                            631          4,319
Bulgari SpA                                                 1,150          5,181
Capitalia SpA                                              14,629         18,038
e.Biscom(a)                                                    52          1,485
Enel SpA                                                   30,126        176,960
Eni                                                        39,484        585,994
Fiat SpA                                                    2,989         23,195
Fiat SpA, RISP Non-Convertible                                539          2,539
FinecoGroup SpA(a)                                         20,657          8,082
Gruppo Editoriale L'Espresso SpA                            2,326          8,097
Intesabci SpA                                              50,642        117,351
Italcementi SpA                                             1,250         11,559
Luxottica Group SpA                                         1,867         21,491
Mediaset SpA                                                8,500         61,747
Mediobanca SpA                                              6,192         60,064
Mediolanum SpA                                              3,012         12,758
Mondadori (Arnoldo) Editore SpA                             1,610          9,717
Parmalat Finanziaria SpA                                    4,753          7,838
Pirelli SpA                                                11,500          9,940
Riunione Adriatica di Sicurta SpA                           4,479         55,081
San Paolo - IMI SpA                                        12,419         87,004
Seat Pagine Gialle SpA(a)                                  63,095         41,346
Snam Rete Gas SpA                                          11,433         40,541
Snia SpA(a)                                                 4,500          8,391
Telecom Italia Mobile SpA                                  53,558        241,290
Telecom Italia SpA                                         33,480        232,747
Telecom Italia SpA, RISP Non-Convertible                   29,150        142,951
Tiscali SpA(a)                                              1,863          8,273
UniCredito Italiano SpA                                    48,747        195,447
                                                                       ---------
                                                                       2,753,090
                                                                       ---------
JAPAN - 19.1%
77 Bank, Ltd.                                               3,000         10,835
ACOM Co., Ltd.                                              1,010         33,147
ADERANS Co., Ltd.                                             200          3,764
Advantest Corp.                                               900         39,053
AEON Co., Ltd.                                              3,000         60,393
Aeon Credit Service Co., Ltd.                                 220          6,271
Aiful Corp.                                                   650         24,466
Ajinomoto Co., Inc.                                         8,000         84,787
All Nippon Airways Co., Ltd. (ANA)(a)                       5,000          9,262
ALPS Electric Co., Ltd.                                     2,000         24,428
Amada Co., Ltd.                                             3,000          9,135
Amano Corp.                                                 1,000          6,039
Anritsu Corp.                                               2,000          8,103
Aoyama Trading Co., Ltd.                                      600          8,475
Ariake Japan Co., Ltd.                                        200          4,796
Asahi Breweries, Ltd.                                       5,000         33,369
Asahi Chemical Industry, Ltd.                              16,000         44,796
Asahi Glass Co., Ltd.                                      10,000         63,185
Asatsu-Dk, Inc.                                               400          6,699
Ashikaga Bank, Ltd.(a)                                     11,000         11,723
Autobacs Seven Co., Ltd.                                      300          6,420
Bank of Fukuoka, Ltd.                                       6,000         24,310
Bank of Yokohama, Ltd.                                     12,000         44,052
Banyu Pharmaceutical Co., Ltd.                              2,000         23,616
Bellsystem24, Inc.                                             50          7,904
Benesse Corp.                                               1,000         11,842
Bridgestone Corp.                                           8,000         90,336
Canon, Inc.                                                11,000        397,293
Capcom Co., Ltd.                                              600          6,948
Casio Computer Co., Ltd.                                    3,000         17,433
Central Japan Railway Co.                                      13         79,171
Chiba Bank, Ltd.                                            9,000         28,014
Chubu Electric Power Co.                                    8,400        154,181
Chugai Pharmaceutical Co., Ltd.                             3,100         28,240
Citizen Watch Co., Ltd.                                     4,000         20,571
Coca-Cola West Japan Co., Ltd.                                200          3,285
Credit Saison Co., Ltd.                                     1,700         30,340
CSK Corp.                                                     700         13,322
DAI Nippon Printing Co., Ltd.                               8,000         80,795
Daicel Chemical Industries, Ltd.                            4,000         13,026
Daiei, Inc.(a)                                              5,000          5,456
Daifuku Co., Ltd.                                           1,000          3,527
Daiichi Pharmaceutical Co., Ltd.                            2,900         38,855
Daikin Industries, Ltd.                                     2,000         31,973
Daimaru, Inc.                                               3,000         10,150
Dainippon Ink & Chemicals, Inc.(a)                         10,000         17,847
Dainippon Screen MFG. Co., Ltd.                             1,000          4,525
Daito Trust Construction Co., Ltd.                          1,000         19,497
Daiwa House Industry Co., Ltd.                              6,000         34,104
Daiwa Securities Group, Inc.                               15,000         72,447
Denki Kagaku Kogyo Kabushiki Kaisha                         3,000          7,816
Denso Corp.                                                 6,400         95,763
Dentsu, Inc.                                                    4         12,415
Dowa Mining Co., Ltd.                                       4,000         15,022
East Japan Railway Co.                                         43        198,224
Ebara Corp.                                                 4,000         12,891
Eisai Co., Ltd.                                             3,100         60,309
FamilyMart Co., Ltd.                                          600          9,744
FANUC, Ltd.                                                 1,500         65,341
Fast Retailing Co., Ltd.                                      800         21,315
Fuji Electric Co., Ltd.                                     6,000         10,658
Fuji Machine MFG. Co., Ltd.                                   300          2,433
Fuji Photo Film Co., Ltd.                                   6,000        190,315
Fuji Soft ABC, Inc.                                           400          6,936
Fuji Television Network, Inc.                                   4         14,041
Fujikura, Ltd.                                              5,000         12,561
Fujisawa Pharmaceutical Co., Ltd.                           3,000         58,871
Fujitsu Support & Service, Inc.                               400          4,165
Fujitsu, Ltd.                                              22,000         66,433
Furukawa Electric Co., Ltd.                                 7,000         16,046
Gunma Bank, Ltd.                                            4,000         16,173
Gunze, Ltd.                                                 2,000          7,325
Hankyu Department Stores, Inc.                              1,000          5,143
Hino Motors, Ltd.                                           3,000         11,850

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Hirose Electric Co., Ltd.                                     400         28,319
Hitachi Cable, Ltd.                                         1,000          2,216
Hitachi Software Engineering Co., Ltd.                        400          7,849
Hitachi Zosen Corp.(a)                                      3,500          1,658
Hitachi, Ltd.                                              39,000        161,641
Hokuriku Bank, Ltd.(a)                                     10,000         13,533
Honda Motor Co., Ltd.                                       8,600        314,248
House Food Corp.                                            1,000          9,558
Hoya Corp.                                                  1,400         89,879
Isetan Co., Ltd.                                            2,500         16,536
Ishihara Sangyo Kaisha, Ltd.(a)                             3,000          3,603
Ishikawajima-Harima Heavy Industries Co., Ltd.             19,000         19,125
Ito En, Ltd.                                                  400         12,451
Ito-Yokado Co., Ltd.                                        5,000        132,375
Itochu Corp.                                               17,000         40,550
Itochu Techno-Science Corp.                                   400          7,139
Japan Airlines System Corp.(a)                              7,000         15,394
Japan Tobacco, Inc.                                             9         53,669
Jfe Holding, Inc.(a)                                        6,100         88,591
JGC Corp.                                                   3,000         20,275
Joyo Bank, Ltd.                                            11,000         30,332
JSR Corp.                                                   2,000         20,216
Kajima Corp.                                               10,000         20,046
Kaken Pharmaceutical Co., Ltd.                              1,000          4,847
Kamigumi Co., Ltd.                                          3,000         13,931
Kanebo, Ltd.(a)                                             5,000          5,371
Kaneka Corp.                                                4,000         19,048
Kansai Electric Power Co.                                   9,100        138,011
Kao Corp.                                                   8,000        168,831
Katokichi Co., Ltd.                                           400          6,354
Kawasaki Heavy Industries, Ltd.(a)                         13,000         11,326
Kawasaki Kisen Kaisha, Ltd.                                 4,000          8,831
Keihin Electric Express Railway Co., Ltd.                   5,000         23,218
Keio Electric Railway Co., Ltd.                             7,000         32,506
Keyence Corp.                                                 400         64,995
Kikkoman Corp.                                              2,000         13,415
Kinden Corp.                                                1,000          3,485
Kinki Nippon Railway Co., Ltd.                             19,000         43,070
Kirin Brewery Co., Ltd.                                    10,000         74,011
Kokuyo Co., Ltd.                                              700          6,010
Komatsu, Ltd.                                              13,000         49,922
Komori Corp.                                                1,000          9,220
Konami Co., Ltd.                                            1,200         24,716
Konica Corp.                                                3,000         24,081
Koyo Seiko Co., Ltd.                                        1,000          4,872
Kubota Corp.                                               13,000         33,318
Kuraray Co., Ltd.                                           4,000         23,278
Kurita Water Industries, Ltd.                               1,000          8,738
Kyocera Corp.                                               2,200        115,559
Kyowa EXEO Corp.                                            1,000          2,825
Kyowa Hakko Kogyo Co., Ltd.                                 4,000         16,951
Kyushu Electric Power Co.                                   5,000         73,504
Lawson, Inc.                                                  900         21,734
Mabuchi Motor Co., Ltd.                                       400         30,349
Makita Corp.                                                1,000          6,682
Marubeni Corp.(a)                                          20,000         19,624
Marui Co., Ltd.                                             4,000         32,853
Matsushita Electric Industrial Co., Ltd.                   30,400        269,736
Matsushita Electric Works, Ltd.                             6,000         34,612
Meiji Milk Products Co., Ltd.                               2,000          6,276
Meiji Seika Kaisha, Ltd.                                    3,000          9,237
Meitec Corp.                                                  400          9,440
Millea Holdings, Inc.(a)                                       19        131,622
Minebea Co., Ltd.                                           5,000         20,427
Mitsubishi Chemical Corp.(a)                               23,000         42,411
Mitsubishi Corp.                                           14,000         93,669
Mitsubishi Electric Corp.                                  22,000         58,803
Mitsubishi Estate Co., Ltd.                                12,000         83,130
Mitsubishi Gas Chemical Co., Inc.                           3,000          5,024
Mitsubishi Heavy Industries, Ltd.                          38,000        103,819
Mitsubishi Logistics Corp.                                  1,000          5,523
Mitsubishi Materials Corp.                                 11,000         12,282
Mitsubishi Paper Mills, Ltd.                                2,000          2,538
Mitsubishi Rayon Co., Ltd.                                  8,000         18,744
Mitsubishi Tokyo Financial Group, Inc.                         47        208,319
Mitsui & Co., Ltd.                                         16,000         85,938
Mitsui Chemicals, Inc.                                      6,000         23,041
Mitsui Engineering & Shipbuilding Co., Ltd.(a)              8,000          6,225
Mitsui Fudosan Co., Ltd.                                    9,000         58,998
Mitsui Mining & Smelting Co., Ltd.                          8,000         21,654
Mitsui O.S.K. Lines, Ltd.                                   8,000         19,624
Mitsui Sumitomo Insurance Co., Ltd.                        16,400         76,850
Mitsui Trust Holdings, Inc.                                 4,300          7,638
Mitsukoshi, Ltd.                                            6,000         14,667
Mitsumi Electric Co., Ltd.                                  1,100          9,686
Mizuho Holdings, Inc.                                          75         66,610
Mori Seiki Co., Ltd.                                        1,000          5,422
Murata Manufacturing Co., Ltd.                              3,100        117,471
Namco, Ltd.                                                   400          6,395
NEC Corp.                                                  19,000         70,713
Net One Systems Co., Ltd.                                       1          4,500
NGK Insulators, Ltd.                                        4,000         20,063
NGK Spark Plug Co., Ltd.                                    2,000         14,210
Nichirei Corp.                                              2,000          6,005
Nidec Corp.                                                   400         22,093
Nikko Cordial Corp.                                        17,000         61,112
Nikon Corp.                                                 4,000         30,958
Nintendo Co., Ltd.                                          1,300        103,692
Nippon COMSYS Corp.                                         1,000          3,569
Nippon Express Co., Ltd.                                    9,000         35,551
Nippon Kayaku Co., Ltd.                                     2,000          7,646
Nippon Meat Packers, Inc.                                   2,000         20,233
Nippon Mining Holdings, Inc.(a)                             7,500         12,434
Nippon Mitsubishi Oil Corp.                                18,000         76,583
Nippon Sanso Corp.                                          2,000          5,921
Nippon Sheet Glass Co., Ltd.                                5,000         10,235
Nippon Shokubai Co., Ltd.                                   1,000          4,728
Nippon Steel Corp.                                         68,000         93,178
Nippon System Development Co., Ltd.                           400          5,018
Nippon Telegraph and Telephone Corp.                           72        260,655
Nippon Unipac Holding                                          13         51,571
Nippon Yusen Kabushiki Kaisha                              14,000         50,920

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Nishimatsu Construction Co., Ltd.                           4,000         11,605
Nissan Chemical Industries, Ltd.                            1,000          4,085
Nissan Motor Co., Ltd.                                     30,700        230,331
Nisshin Flour Milling Co., Ltd.                             2,000         14,362
Nisshinbo Industries, Inc.                                  2,000          7,460
Nissin Food Products Co., Ltd.                              1,300         26,060
Nitto Denko Corp.                                           1,700         47,739
Nomura Securities Co., Ltd.                                24,000        282,174
Noritake Co., Ltd.                                          1,000          2,944
NSK, Ltd.                                                   7,000         19,953
NTN Corp.                                                   4,000         16,443
NTT Data Corp.                                                 16         45,067
NTT DoCoMo, Inc.                                              235        443,265
Obayashi Corp.                                              8,000         19,082
OBIC Co., Ltd.                                                100         16,407
Oji Paper Co., Ltd.                                        10,000         41,446
Oki Electric Industry Co., Ltd.                             6,000         12,383
Okumura Corp.                                               3,000         11,089
Olympus Optical Co., Ltd.                                   3,000         48,467
Omron Corp.                                                 3,000         48,467
Onward Kashiyama Co., Ltd.                                  1,000          7,553
Oracle Corp., Japan                                           300          8,374
Oriental Land Co., Ltd.                                       700         35,822
Orix Corp.                                                  1,100         60,664
Osaka Gas Co., Ltd.                                        26,000         66,196
Paris Miki, Inc.                                              400          4,162
Pioneer Corp.                                               1,800         38,977
Promise Co., Ltd.                                           1,250         40,812
Q.P. Corp.                                                  1,000          7,181
Resona Holdings, Inc.(a)                                   58,000         27,964
Ricoh Co., Ltd.                                             8,000        120,854
Rohm Co., Ltd.                                              1,400        160,457
Saizeriya Co., Ltd.                                           100          1,016
Sanden Corp.                                                1,000          3,840
Sankyo Co., Ltd.                                            4,700         62,733
Sanrio Co., Ltd.                                              500          2,550
Sanyo Electric Co., Ltd.                                   21,000         57,551
Sapporo Breweries, Ltd.                                     5,000          9,727
Secom Co., Ltd.                                             2,500         71,051
Sega Corp.(a)                                               1,600         10,015
Seino Transportation Co., Ltd.                              2,000         12,518
Seiyu, Ltd.(a)                                              4,000          9,000
Sekisui Chemical Co., Ltd.                                  4,000         10,015
Sekisui House, Ltd.                                         7,000         49,380
Seven-Eleven Japan Co., Ltd.                                5,000        116,938
Sharp Corp.                                                12,000        130,328
Shimachu Co., Ltd.                                            400          7,274
Shimamura Co., Ltd.                                           200         10,387
Shimano, Inc.                                                 900         11,800
Shimizu Corp.                                               8,000         19,691
Shin-Etsu Chemical Co., Ltd.                                4,800        157,124
Shionogi & Co., Ltd.                                        4,000         58,093
Shiseido Co., Ltd.                                          5,000         57,983
Shizuoka Bank, Ltd.                                         8,000         50,006
Showa Denko K.K.(a)                                        14,000         19,776
Showa Shell Sekiyu K.K                                      1,000          6,606
Skylark Co., Ltd.                                           1,300         16,043
SMC Corp.                                                     700         53,584
Snow Brand Milk Products Co., Ltd.(a)                       2,500          4,039
Softbank Corp.                                              2,800         36,994
Sompo Japan Insurance, Inc.                                11,000         54,430
Sony Corp.                                                 11,700        444,348
Stanley Electric Co., Ltd.                                  2,000         24,699
Sumitomo Bakelite Co., Ltd.                                 3,000         12,104
Sumitomo Chemical Co., Ltd.                                14,000         47,367
Sumitomo Corp.                                             10,000         46,860
Sumitomo Electric Industries, Ltd.                          7,000         44,999
Sumitomo Forestry Co., Ltd.                                 1,000          4,889
Sumitomo Heavy Industries, Ltd.(a)                         12,000          8,425
Sumitomo Metal Industries, Ltd.(a)                         47,000         20,672
Sumitomo Metal Mining Co., Ltd.                             6,000         22,280
Sumitomo Mitsui Financial Group, Inc.(a)                       50        116,727
Sumitomo Osaka Cement Co., Ltd.                             3,000          4,669
Sumitomo Realty & Development Co., Ltd.                     5,000         19,370
Sumitomo Trust & Banking Co., Ltd.                         11,000         38,427
Suruga Bank, Ltd., ADR                                      3,000         12,967
Suzuken Co., Ltd.                                             400          9,710
Taiheiyo Cement Corp.                                       9,800         16,330
Taisei Corp.                                               10,000         18,778
Taisho Pharmaceutical Co., Ltd.                             2,000         29,232
Taiyo Yuden Co., Ltd.                                       1,000          9,245
Takara Shuzo Co., Ltd.                                      3,000         15,124
Takashimaya Co., Ltd.                                       4,000         16,443
Takeda Chemical Industries, Ltd.                           10,900        401,979
Takefuji Corp.                                              1,020         50,558
Takuma Co., Ltd.                                            1,000          5,625
TDK Corp.                                                   1,500         63,819
Teijin, Ltd.                                               10,000         24,868
Teikoku Oil Co., Ltd.                                       3,000         11,444
Terumo Corp.                                                2,100         32,541
THK Co., Ltd.                                               1,500         15,225
TIS, Inc.                                                     400          5,569
Tobu Railway Co., Ltd.                                      9,000         24,589
Toda Corp.                                                  2,000          3,282
Toho Co., Ltd.                                              2,100         19,326
Tohoku Elecric Power Co., Inc.                              5,700         82,589
Tokyo Electric Power Co., Inc.                             15,700        302,115
Tokyo Electron, Ltd.                                        2,000         91,182
Tokyo Gas Co., Ltd.                                        34,000        102,956
Tokyo Style Co., Ltd.                                       1,000          9,228
Tokyu Corp.                                                13,000         42,554
TonenGeneral Sekiyu K.K                                     5,000         30,366
Toppan Printing Co., Ltd.                                   7,000         48,196
Toray Industries, Inc.                                     14,000         30,552
Toshiba Corp.(a)                                           37,000        107,659
Tosoh Corp.                                                 8,000         18,812
Tostem Corp.                                                3,000         37,023
Toto, Ltd.                                                  5,000         23,514
Toyo Seikan Kaisha, Ltd.                                    2,000         22,161
Toyobo Co., Ltd.                                            6,000          9,186
Toyoda Gosei Co., Ltd.                                        600         11,368
Toyota Industries Corp.                                     1,600         23,914

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------     ----------
Toyota Motor Corp.                                         31,500        739,374
Trend Micro, Inc.                                           1,000         16,604
Ube Industries, Ltd.                                        8,000          9,609
UFJ Holdings, Inc.(a)                                          41         48,205
Uni-Charm Corp.                                               500         18,989
UNY Co., Ltd.                                               2,000         15,783
Ushio, Inc.                                                 1,000         10,269
Wacoal Corp.                                                1,000          7,579
West Japan Railway Co.                                         15         48,594
World Co., Ltd.                                               700         13,263
Yakult Honsha Co., Ltd.                                     2,000         24,546
Yamada Denki Co., Ltd.                                        900         18,156
Yamaha Corp.                                                1,700         19,139
Yamaha Motor Co., Ltd.                                      1,000          7,841
Yamanouchi Pharmaceutical Co., Ltd.                         4,400        119,839
Yamato Transport Co., Ltd.                                  5,000         63,438
Yamazaki Baking Co., Ltd.                                   1,000          5,642
Yokogawa Electric Corp.                                     3,000         20,453
                                                                      ----------
                                                                      14,467,629
                                                                      ----------
LUXEMBOURG - 0.1%
Arcelor(a)                                                  5,104         51,105
                                                                      ----------
NETHERLANDS - 5.0%
ABN AMRO Holding NV                                        21,583        343,117
Aegon NV                                                   19,664        210,879
Akzo Nobel NV                                               4,377         94,775
ASM Lithography Holding NV(a)                               7,381         53,221
Buhrmann NV                                                 1,642          4,548
Elsevier NV                                                 9,338         95,915
Hagemeyer NV                                                1,028          5,019
Heineken NV                                                 3,002        107,259
IHC Caland NV                                                 439         19,518
ING Groep NV                                               25,351        342,907
KLM Royal Dutch Airlines                                      458          3,184
Koninklijke (Royal) KPN NV(a)                              26,616        176,423
Koninklijke (Royal) Philips Electronics NV                 19,692        328,548
Koninklijke Ahold NV                                        9,845         37,138
Koninklijke Numico NV                                       2,009         10,610
Oce NV                                                      1,001          9,030
Qiagen NV(a)                                                2,204         12,875
Royal Dutch Petroleum Co.                                  31,640      1,253,233
Royal Vendex KBB NV                                         1,635         11,771
TNT Post Group NV                                           5,164         72,355
Unilever NV                                                 8,559        485,229
Vedior NV                                                   1,927          8,308
VNU NV                                                      3,354         73,781
Wolters Kluwer NV                                           4,092         56,585
                                                                      ----------
                                                                       3,816,228
                                                                      ----------
NEW ZEALAND - 0.2%
Auckland International
Airport, Ltd.                                               2,438          7,409
Carter Holt Harvey, Ltd.                                   13,779         13,268
Contact Energy, Ltd.                                        4,649         11,386
Fisher & Paykel Appliances Holdings, Ltd.,
  Series H                                                    636          3,412
Fisher & Paykel Industries, Ltd.                              806          4,352
Fletcher Building, Ltd.                                    10,003         19,710
Fletcher Challenge Forests, Ltd.(a)                         1,876          1,075
Independent Newspapers, Ltd.                                  651          1,141
Sky City Entertainment Group, Ltd.                          3,284         15,994
Telecom Corp. of New Zealand, Ltd.                         25,076         58,760
Tower, Ltd.                                                   670            757
Warehouse Group, Ltd.                                       2,607          8,068
                                                                      ----------
                                                                         145,332
                                                                      ----------
NORWAY - 0.4%
Bergesen d.y. ASA, Series A                                   323          6,221
Bergesen d.y. ASA, Series B                                   200          3,238
Den Norsske Bank                                            5,805         21,956
EDB Business Partner ASA(a)                                   200            502
Frontline, Ltd.                                               541          5,738
Gjensidige Nor Asa(a)                                         838         21,052
Kvaerner ASA, Series A(a)                                   5,252          2,126
Merkantildata ASA(a)                                        1,600            983
Nera ASA                                                    1,093            946
Norsk Hydro ASA                                             2,323         88,996
Norske Skogindustrier ASA                                   1,531         19,551
Orkla ASA                                                   3,092         43,154
Schibsted ASA                                                 600          5,820
Smedvig ASA, Series A                                         400          1,725
Smedvig ASA, Series B                                         200            726
Statoil ASA                                                 6,958         53,411
Storebrand ASA(a)                                           2,458          7,238
Tandberg ASA(a)                                             1,627          7,721
Telenor ASA                                                 6,156         20,878
Tomra Systems ASA                                           2,801         11,298
                                                                      ----------
                                                                         323,280
                                                                      ----------
PORTUGAL - 0.3%
Banco Comercial Portugues SA                               21,420         36,015
Banco Espirito Santo SA, Registered                         1,541         20,097
BPI - SGPS SA                                               5,732         13,283
Brisa-Auto Estrada de Portugal SA                           4,119         22,330
CIMPOR-Cimentos de Portugal, SGPS SA                          319          5,518
Electridade de Portugal SA                                 23,120         35,385
Jeronimo Martins SGPS SA(a)                                   723          4,847
Portugal Telecom SGPS SA                                   12,918         82,842
PT Multimedia-Servicos de Telecomunicacoes e
  Multimedia SA(a)                                            281          3,331
Sonae, S.G.P.S. SA                                         24,685          9,844
                                                                      ----------
                                                                         233,492
                                                                      ----------
SINGAPORE - 0.8%
Allgreen Properties, Ltd.                                   2,000            972
Capitaland, Ltd.                                           14,000          8,291
Chartered Semiconductor Manufacturing, Ltd.(a)             12,401          5,063
City Developments, Ltd.                                     7,487         16,015
Creative Technology, Ltd.                                     600          3,795
Cycle & Carriage, Ltd.                                      1,869          3,890

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Datacraft Asia, Ltd.                                        1,000            670
DBS Group Holdings, Ltd.                                   17,000         93,839
Fraser & Neave, Ltd.                                        2,313         10,640
GES International, Ltd.                                     3,000            500
Guocoland, Ltd.                                             4,000          1,621
Haw Par Corp., Ltd.                                         2,746          5,463
Hotel Properties, Ltd.                                      4,000          2,219
Keppel Corp., Ltd.                                          9,356         22,272
Keppel Land, Ltd.                                           2,000          1,483
Neptune Orient Lines, Ltd.(a)                              11,000          5,629
Oversea-Chinese Banking Corp., Ltd.                        15,365         77,746
Overseas Union Enterprise, Ltd.                             2,069          7,019
Parkway Holdings, Ltd.                                      7,063          2,985
SembCorp Industries, Ltd.                                  11,000          6,198
SembCorp Logistics, Ltd.                                    2,000          1,955
SembCorp Marine, Ltd.                                       2,000          1,047
Singapore Airlines, Ltd.                                    8,394         45,610
Singapore Exchange, Ltd.                                   12,000          8,556
Singapore Food Industries                                     265            107
Singapore Land, Ltd.                                        1,000          1,851
Singapore Press Holdings, Ltd.                              6,020         62,999
Singapore Technologies Engineering, Ltd.                   21,000         20,407
Singapore Telecommunications, Ltd.                         98,437         73,581
SMRT Corp., Ltd.                                            2,000            615
ST Assembly Test Services, Ltd.(a)                          1,000            713
United Overseas Bank, Ltd.                                 18,251        109,140
United Overseas Land, Ltd.                                  7,327          7,036
Venture Manufacturing (Singapore), Ltd.                     3,000         23,115
Wing Tai Holdings, Ltd.                                     5,000          1,409
                                                                       ---------
                                                                         634,451
                                                                       ---------
SPAIN - 3.0%
Acciona SA                                                    264         12,520
Acerinox SA                                                   453         17,601
ACS SA                                                        438         15,116
Altadis SA, Series A                                        3,867         91,651
Amadeus Global Travel Distribution SA, Series A             3,864         17,783
Autopistas, Concesionaria Espanola SA                       1,473         18,527
Banco Bilbao Vizcaya Argentaria SA                         39,827        339,541
Banco Santander Central Hispano SA                         56,303        361,066
Corporacion Mapfre, Compania Internacional
  de Reaseguros SA                                            889          7,244
Empresa Nacional de Electricidad SA                        11,895        142,307
Fomento de Construcciones y Contratas SA                      710         16,713
Gas Natural SDG SA                                          3,010         59,044
Grupo Dragados SA                                           1,902         36,059
Grupo Ferrovial SA                                            890         23,444
Iberdrola SA                                               10,128        155,225
Iberia Lineas Aereas de Espana SA                           4,227          5,923
Industria de Diseno Textil, SA                              2,925         70,617
Metrovacesa SA                                                468         12,736
NH Hoteles SA(a)                                              939          7,995
Promotora de Informaciones SA                                 328          2,079
Repsol YPF SA                                              12,083        169,300
Sociedad General de Aguas de Barcelona SA                     752          7,424
Sol Melia SA                                                1,026          3,417
Telefonica Publicidad e Informacion SA                      1,477          5,269
Telefonica SA(a)                                           61,704        598,541
TelePizza SA(a)                                             4,299          4,170
Terra Networks SA(a)                                        4,697         22,832
Union Electrica Fenosa SA                                   3,110         39,318
Vallehermoso SA                                             1,544         15,127
Zeltia SA(a)                                                1,420          8,647
                                                                       ---------
                                                                       2,287,236
                                                                       ---------
SWEDEN - 1.4%
Assa Abloy AB, Series B                                     3,116         28,381
Atlas Copco AB, Series A                                    1,085         23,016
Atlas Copco AB, Series B                                      800         15,936
Drott AB, Series B                                            800          8,979
Electrolux AB                                               3,505         60,758
Eniro AB                                                    1,864         11,829
Gambro AB, Series A                                         1,600          6,694
Gambro AB, Series B                                           800          3,338
Hennes & Mauritz AB (H&M), Series B                         5,285        111,489
Hoganas AB, Series B                                          107          1,748
Holmen AB, Series B                                           600         14,667
Modern Times Group MTG AB(a)                                  475          3,377
Nobel Biocare Holding AG                                      183         10,356
Nordea AB                                                  25,150        109,656
OM Gruppen AB                                                 500          2,209
Sandvik AB                                                  2,500         57,880
Sapa AB                                                       100          1,698
SAS AB(a)                                                     530          1,968
Securitas AB, Series B                                      3,016         30,483
Skandia Forsakrings AB                                      7,878         15,739
Skandinaviska Enskilda Banken (SEB), Series A               5,354         47,506
Skanska AB                                                  3,500         18,016
SKF AB, Series A                                              400         10,577
SKF AB, Series B                                              667         17,598
SSAB Svenskt Stal AB, Series A                                400          4,865
SSAB Svenskt Stal AB, Series B                                200          2,280
Svenska Cellulosa AB (SCA), Series B                        2,133         65,802
Svenska Handelsbanken AB, Series A                          6,151         84,938
Svenska Handelsbanken AB, Series B                            500          6,611
Swedish Match AB                                            3,705         27,867
Tele2 AB, Series B(a)                                         989         28,535
Telefonaktiebolaget LM Ericsson, New(a)                   170,592        111,269
Telia AB                                                   21,086         70,873
Trelleborg AB, Series B                                     1,300         10,695
Volvo AB, Series A                                          1,100         18,422
Volvo AB, Series B                                          2,385         41,763
WM-Data AB, Series B                                        2,500          2,071
                                                                       ---------
                                                                       1,089,889
                                                                       ---------
SWITZERLAND - 7.8%
ABB, Ltd.(a)                                               13,473         27,920
Adecco SA                                                   2,031         61,260
Centerpulse AG(a)                                             138         26,562
Ciba Specialty Chemicals AG                                 1,065         69,076
Clariant AG                                                 2,047         14,975
Compagnie Financiere Richemont AG                           8,033        130,033

See notes to financial statements.

                                                               February 28, 2003

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Credit Suisse Group(a)                                     17,923        333,743
Forbo Holding AG                                               10          2,802
Georg Fischer AG                                               30          2,456
Givaudan AG                                                   114         46,743
Holcim, Ltd.                                                  429         69,523
Kudelski SA(a)                                                639          7,658
Kuoni Reisen Holding AG, Series B                              30          5,752
Logitech International SA(a)                                  668         22,390
Lonza Group AG                                                651         37,063
Nestle SA                                                   5,983      1,204,542
Novartis AG                                                41,412      1,520,883
Phonak Holding AG                                             172          1,389
PubliGoupe SA(a)                                               25          3,687
Roche Holding AG                                              532         51,493
Roche Holding AG, Bearer                                   10,550        633,700
Serono SA                                                     114         50,611
SGS Societe Generale de Surveillance Holding SA                65         22,050
Sulzer AG                                                      80          9,336
Swatch Group AG, Registered                                   545         45,216
Swatch Group AG, Series B                                     784         13,211
Swiss Reinsurance Co.                                       4,874        262,391
Swisscom AG                                                   408        121,257
Syngenta AG                                                 1,656         80,663
Synthes-Stratec, Inc.                                          65         35,951
Tecan Group AG                                                 59          1,505
UBS AG(a)                                                  18,842        790,641
Unaxis Holding AG                                              83          4,799
Valora Holding AG                                              65         10,761
Zurich Financial Services AG                                2,202        186,748
                                                                       ---------
                                                                       5,908,790
                                                                       ---------
UNITED KINGDOM - 24.9%
3i Group PLC                                                9,241         69,284
Aegis Group PLC                                            12,073         11,457
Aggreko PLC                                                 2,794          5,886
AMEC PLC                                                    4,526         13,189
Amvescap PLC                                                8,763         40,683
ARM Holdings PLC(a)                                        18,162         15,162
Associates British Ports Holdings PLC                       4,650         29,407
AstraZeneca Group PLC                                      24,404        787,226
Aviva PLC                                                  31,563        196,747
AWG PLC(a)                                                  2,871         23,786
BAA PLC                                                    15,839        108,025
BAE Systems PLC                                            45,741         79,251
Balfour Beatty PLC                                          4,375         11,009
Barclays PLC(a)                                            93,426        540,060
Barratt Developments PLC                                    3,436         22,189
BBA Group PLC                                               6,478         14,821
Berkeley Group PLC                                          2,218         21,938
BG Group PLC                                               49,263        189,912
BHP Billiton PLC                                           32,655        169,735
BOC Group PLC                                               7,415         87,771
Boots Group PLC(a)                                         11,926        101,813
BP Amoco PLC                                              317,682      2,001,525
BPB PLC                                                     7,427         30,767
Brambles Industries PLC                                    10,961         25,983
British Airways PLC(a)                                      8,435         13,851
British America Tobacco PLC                                22,876        223,398
British Land Co. PLC                                        7,883         53,267
British Sky Broadcasting PLC(a)                            17,135        169,628
BT Group PLC                                              123,535        318,138
Bunzl PLC                                                   6,092         36,943
Cable & Wireless PLC                                       32,292         30,518
Cadbury Schweppes PLC                                      28,607        144,639
Canary Wharf Group PLC(a)                                   5,393         20,217
Capita Group PLC                                            7,952         30,436
Carlton Communications PLC                                  7,012          9,388
Celltech Group PLC(a)                                       3,502         17,831
Centrica PLC                                               58,770        130,522
Chubb PLC                                                  10,466          9,891
Close Brothers Group PLC                                    1,536         10,402
Compass Group PLC                                          31,028        134,399
Corus Group PLC(a)                                         44,232         12,192
Daily Mail & General Trust                                  4,319         32,926
De La Rue PLC                                               2,663          8,557
Diageo PLC                                                 45,296        449,478
Dixons Group PLC                                           29,614         42,913
Electrocomponents PLC                                       5,804         21,575
EMI Group PLC                                              10,144         16,976
Exel PLC                                                    4,550         40,384
FirstGroup PLC                                              4,701         17,031
FKI PLC                                                     7,751          7,752
George Wimpey PLC                                           5,822         24,851
GKN PLC                                                     8,682         21,538
GlaxoSmithKline PLC                                        85,695      1,506,357
Granada Compass PLC                                        39,202         33,498
Great Portland Estates PLC                                  2,783          9,600
Great Universal Stores PLC                                 15,135        120,984
Hammerson PLC                                               3,988         30,465
Hanson PLC                                                 11,231         52,672
Hays PLC                                                   21,232         24,079
HBOS PLC                                                   53,439        557,217
Hilton Group PLC                                           23,920         56,138
HSBC Holdings PLC                                         134,589      1,450,020
IMI PLC                                                     4,114         15,034
Imperial Chemical Industries PLC                           17,965         43,011
Imperial Tobacco Group PLC                                 10,144        158,260
International Power PLC(a)                                 14,158         20,238
Invensys PLC                                               49,950         12,588
J Sainsbury PLC                                            22,145         80,923
Johnson Matthey PLC                                         3,372         43,632
Kelda Group PLC                                             5,589         36,093
Kidde PLC                                                  11,305         10,194
Kingfisher PLC                                             38,386        138,306
Land Securities Group PLC                                   7,054         82,664
Legal & General Group PLC                                  96,477        113,591
Lloyds TSB Group PLC                                       78,712        438,887
Logica PLC                                                  8,456         16,016
Man Group PLC                                               3,441         46,340
Marks & Spencer Group PLC                                  31,952        153,751
Misys PLC                                                   7,369         22,227
National Grid Group PLC                                    43,515        279,645

See notes to financial statements.

                                                               February 28, 2003

                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                           SHARES        $
                                                          -------   ------------
Next PLC(a)                                                 4,049         51,021
Novar PLC                                                   3,901          6,940
Nycomed Amersham PLC                                       10,496         71,171
P & O Princess Cruises PLC                                 10,432         65,562
Pearson PLC                                                11,931         90,204
Peninsular & Oriental Steam Navigation Co.                 10,071         24,944
Pilkington PLC                                             13,321         11,016
Provident Financial PLC                                     2,893         26,179
Prudential PLC                                             27,862        148,333
Rank Group PLC                                              6,999         25,741
Reckitt Benckiser PLC                                       8,347        131,605
Reed International PLC                                     17,583        128,366
Rentokil Initial PLC                                       28,171         81,090
Reuters Group PLC                                          21,601         40,488
Rexam PLC                                                   5,947         30,232
Rio Tinto PLC                                              14,953        302,649
RMC Group PLC                                               3,984         23,093
Rolls-Royce PLC                                            20,609         25,807
Royal & Sun Alliance Insurance Group PLC                   18,645         20,998
Royal Bank of Scotland Group PLC                           38,817        888,374
SABMiller PLC                                              11,981         73,787
Safeway PLC                                                16,001         74,475
Sage Group PLC                                             17,388         36,631
Schroders PLC                                               1,707         11,501
Scottish & Newcastle PLC                                   11,806         62,481
Scottish & Southern Energy PLC                             12,763        126,649
ScottishPower PLC                                          25,784        148,032
Securicor PLC                                               6,798          8,566
Serco Group PLC                                             6,456         13,118
Severn Trent PLC                                            4,778         52,982
Shell Transport & Trading Co. PLC                         136,701        791,831
Signet Group PLC                                           25,245         30,021
Six Continents PLC                                         12,921        125,978
Slough Estates PLC                                          6,036         29,140
Smith & Nephew PLC                                         13,890         80,074
Smiths Group PLC                                            8,347         79,410
SSL International PLC                                       2,218          7,324
Stagecoach Holdings PLC                                    18,797         11,621
Tate & Lyle PLC                                             5,899         25,807
Taylor Woodrow PLC                                          7,979         22,685
Tesco PLC                                                 102,459        261,441
Unilever PLC                                               38,859        346,431
United Business Media PLC                                   4,926         16,992
United Utilities PLC                                        8,343         77,532
Vodafone Group PLC                                        967,859      1,734,091
Whitbread PLC                                               3,517         28,862
Wolseley PLC                                                8,720         68,812
WPP Group PLC                                              17,205        105,892
                                                                    ------------
                                                                      18,845,676
                                                                    ------------
TOTAL COMMON STOCKS
(cost $84,768,056)                                                    68,493,014
                                                                    ------------
PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.2%
News Corp., Ltd.                                           27,690        143,503
                                                                    ------------
GERMANY - 0.2%
Boss Hugo AG                                                  484          6,051
Fresenius Medical Care AG                                     294          9,034
Henkel KGAA                                                   748         45,671
Porsche AG                                                    102         32,937
RWE AG                                                        460          9,306
Volkswagen AG                                               1,400         41,043
Wella AG                                                      300         19,465
                                                                    ------------
                                                                         163,507
                                                                    ------------
ITALY - 0.0%
Fiat SpA                                                      847          4,017
                                                                    ------------
NEW ZEALAND - 0.0%
Fletcher Challenge Forests, Ltd.(a)                         3,372          1,933
                                                                    ------------
SWITZERLAND - 0.0%
Schindler Holding AG                                           97         13,430
                                                                    ------------
TOTAL PREFERRED STOCKS
(cost $376,974)                                                          326,390
                                                                    ------------
RIGHTS - 0.0%
SPAIN - 0.0%
Sociedad General de Aguas de Barcelona SA(a)                    7             71
                                                                    ------------
TOTAL RIGHTS
(cost $62)                                                                    71
                                                                    ------------
SHORT TERM INVESTMENTS - 14.1%
UNITED STATES - 14.1%
AIM Short Term Investment Prime Portfolio               1,327,162      1,327,162
AIM Treasury Fund                                       1,648,835      1,648,835
Federated Money Market Obligations Trust                1,624,437      1,624,437
State Street Navigator Securities Lending
  Prime Portfolio(b)                                    6,069,556      6,069,556
                                                                    ------------
                                                                      10,669,990
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(cost $10,669,990)                                                    10,669,990
                                                                    ------------
TOTAL INVESTMENTS - 104.9%
(cost $95,815,082)                                                    79,489,465
                                                                    ------------
OTHER ASSETS AND LIABILITIES (NET) - (4.9)%                           (3,710,772)
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 75,778,693
                                                                    ============

(a)  Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.

ABBREVIATIONS
NV - Non-voting
ADR - American Depository Receipt

See notes to financial statements.

                                                               February 28, 2003

                                                        NUMBER       UNREALIZED
                                                          OF        APPRECIATION
                                                       CONTRACTS   (DEPRECIATION)
                                                     ------------   ------------
SCHEDULE OF FUTURES CONTRACTS (LONG)

SPI 200 Index Futures Expiration date 03/2003                   8   $    (15,147)
DAX Index Futures Expiration date 03/2003                       6        (30,937)
CAC 40 Euro Futures Expiration date 03/2003                    21        (12,312)
Hang Seng Index Futures Expiration date 03/2003                 8         (5,540)
TOPIX Index Futures Expiration date 03/2003                    30        (76,655)
Financial Times Stock Exchange 100 Index Futures
  Expiration date 03/2003                                      26         17,018
IBEX 35 Index Futures Expiration date 03/2003                   7         (9,239)
MIB 30 Index Futures Expiration date 03/2003                    2            845
OMX Index Futures Expiration date 03/2003                      85         11,002
                                                                    ------------

Total unrealized depreciation on open futures
contracts purchased                                                 $   (120,965)
                                                                    ============

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

     Financials                                            21.9%
     Consumer Discretionary                                11.8%
     Health Care                                            9.5%
     Energy                                                 8.8%
     Consumer Staples                                       8.5%
     Industrials                                            7.4%
     Telecommunication Services                             7.3%
     Materials                                              6.0%
     Information Technology                                 5.0%
     Utilities                                              4.6%
     Cash, receivables, and other assets,
       less liabilities                                     9.2%
                                                          -----
                                                          100.0%
                                                          =====

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
BOUGHT AUSTRAILIAN DOLLAR
     Local Contract amount - 463,000
     USD Face value - 270,508
     USD Current value - 279,230
     Settlement Date - 05/23/2003
     Unrealized Gain                                                          $    8,722
BOUGHT EURO
     Local Contract amount - 1,500,000
     USD Face value - 1,601,625
     USD Current value - 1,612,449
     Settlement Date - 05/23/2003
     Unrealized Gain                                                              10,824
BOUGHT POUND STERLING
     Local Contract amount - 820,000
     USD Face value - 1,300,971
     USD Current value - 1,283,674
     Settlement Date - 05/23/2003
     Unrealized Loss                                                             (17,297)
BOUGHT HONG KONG DOLLAR
     Local Contract amount - 896,000
     USD Face value - 114,857
     USD Current value - 114,855
     Settlement Date - 05/23/2003
     Unrealized Loss                                                                  (2)
BOUGHT JAPANESE YEN
     Local Contract amount - 198,244,000
     USD Face value - 1,671,535
     USD Current value - 1,682,110
     Settlement Date - 05/23/2003
     Unrealized Gain                                                              10,575
BOUGHT SWEDISH KRONA
     Local Contract amount - 3,185,000
     USD Face value - 370,780
     USD Current value - 372,634
     Settlement Date - 05/23/2003
     Unrealized Gain                                                               1,854
                                                                              ----------
Net unrealized appreciation on open forward foreign
currency contracts                                                            $   14,676
                                                                              ==========

See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


                                                                                                                  FEBRUARY 28, 2003
ASSETS
Investments at market (identified cost $95,815,082) - including $5,761,874 of securities on loan                       $ 79,489,465
Cash                                                                                                                        612,665
Foreign currency at market (cost $1,563,086)                                                                              1,569,695
Unrealized appreciation on forward currency exchange contracts                                                               14,676
Receivables:
  Investments sold                                                                                                          127,637
  Daily variation margin on futures contracts                                                                                50,429
  Dividends and interest                                                                                                    146,808
                                                                                                                       ------------
    Total assets                                                                                                         82,011,375

LIABILITIES
Payables:
  Due upon return of securities loaned                                                                 $  6,069,556
  Investments purchased                                                                                     143,579
  Management fees                                                                                            19,547
                                                                                                       ------------
    Total liabilities                                                                                                     6,232,682
                                                                                                                       ------------

NET ASSETS                                                                                                             $ 75,778,693
                                                                                                                       ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $ 92,204,636
Net unrealized depreciation on investments, foreign currency translation, and futures contracts                         (16,425,943)
                                                                                                                       ------------
NET ASSETS                                                                                                             $ 75,778,693
                                                                                                                       ============

See notes to financial statements

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                                                        PORTFOLIO OF INVESTMENTS
                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                          SHARES           $
                                                          ------       ---------
COMMON STOCKS - 96.2%
AUSTRALIA - 4.3%
Amcor, Ltd.                                                13,183         63,024
AMP Diversified Property Trust                              3,000          4,409
AMP, Ltd.                                                  16,655        104,851
Aristocrat Leisure, Ltd.                                    3,833         10,101
Australia & New Zealand Banking Group, Ltd.                22,640        221,188
Australia Gas Light Co., Ltd.                               6,109         36,257
Australian Stock Exchange, Ltd.                             1,109          7,125
BHP Steel, Ltd.(a)                                         12,264         22,306
BHP, Ltd.                                                  54,220        309,892
Boral, Ltd.                                                 9,277         22,724
Brambles Industries, Ltd.                                  13,300         35,199
BRL Hardy, Ltd.                                             1,707          6,777
BT Office Trust                                            10,149          8,572
Coca-Cola Amatil, Ltd.                                      7,448         22,102
Cochlear, Ltd.                                                494         10,843
Coles Myer, Ltd.                                           17,188         60,975
Commonwealth Bank of Australia                             18,546        281,967
Commonwealth Property Office Fund                          17,686         11,652
Computershare, Ltd.                                         6,765          7,047
CSL, Ltd.                                                   2,075         25,238
CSR, Ltd.                                                  12,146         43,225
David Jones, Ltd.                                           4,255          2,588
Deutsche Office Trust                                      12,450          8,343
Foster' s Brewing Group, Ltd.                              30,592         77,518
Futuris Corp., Ltd.                                         4,416          3,258
Gandel Retail Trust                                        10,434          8,049
General Property Trust                                     31,803         53,187
Goodman Fielder, Ltd.                                      23,838         23,893
Harvey Norman Holdings, Ltd.                                4,136          6,125
Iluka Resources, Ltd.                                       1,534          3,973
James Hardie Industries NV                                  5,782         22,237
John Fairfax Holdings, Ltd.                                 7,670         13,907
Leighton Holdings, Ltd.                                     1,682          9,632
Lend Lease Corp.                                            5,634         30,837
M.I.M Holdings, Ltd.                                       25,662         21,820
Macquarie Bank, Ltd.                                        2,835         37,675
Macquarie Infrastructure Group                             25,303         45,594
Mayne Nickless, Ltd.                                       10,300         18,908
Mirvac Group                                                8,925         20,806
National Australia Bank, Ltd.                              22,894        409,308
Newcrest Mining, Ltd.                                       5,793         23,487
Newmont Mining Corp.                                            9             26
News Corp., Ltd.                                           20,907        135,151
NRMA Insurance Group, Ltd.                                 20,661         31,878
OneSteel, Ltd.                                              8,780          8,899
Orica, Ltd.                                                 4,557         26,943
Origin Energy, Ltd.                                         6,871         14,354
Pacific Dunlop, Ltd.                                        4,195         17,717
PaperlinX, Ltd.                                             6,407         18,364
Patrick Corp., Ltd.                                         1,663         12,267
Publishing & Broadcasting, Ltd.                             1,611          7,847
QBE Insurance Group, Ltd.                                   8,436         38,715
Rio Tinto, Ltd.                                             4,898         93,636
Santos, Ltd.                                                8,708         29,519
SciGen Ltd.                                                 2,419            104
Sonic Healthcare, Ltd.                                      2,419          8,908
Sons of Gwalia, Ltd.                                          866          1,263
Southcorp, Ltd.                                             8,190         21,214
Stockland Trust Group                                       9,154         24,845
Suncorp-Metway, Ltd.                                        7,014         44,038
TAB, Ltd.                                                   5,421          9,249
TABCORP Holdings, Ltd.                                      5,536         33,199
Telstra Corp., Ltd.                                        31,657         78,613
Transurban Group(a)                                         5,244         11,871
Wesfarmers, Ltd.                                            5,111         76,555
Westfield Holdings, Ltd.                                    5,963         45,162
Westfield Trust(a)                                         32,209         62,935
Westfield Trust                                             1,486          2,845
Westpac Banking Corp., Ltd.                                26,083        201,951
Wmc Resorces Limited                                       16,156         38,391
WMC, Ltd.                                                  16,156         44,577
Woodside Petroleum, Ltd.                                    7,072         49,300
Woolworths, Ltd.                                           16,103        103,370
                                                                       ---------
                                                                       3,450,325
                                                                       ---------
AUSTRIA - 0.2%
Bohler-Uddeholm AG                                             98          4,538
Erste Bank der oesterreichischen Sparkassen AG                510         34,331
Flughafen Wien AG                                             187          6,279
Mayr-Melnhof Karton AG                                        110          8,138
Oesterreichische Elektrizitaetswirtschafts AG                  81          6,896
OMV AG                                                        257         25,237
RHI AG                                                        182          1,404
Telekom Austria AG(a)                                       3,559         36,039
VA Technologie AG                                             337          5,481
Voest-Alpine AG                                                93          2,259
Wienerberger Baustoffindustrie AG                             497          8,840
                                                                       ---------
                                                                         139,442
                                                                       ---------
BELGIUM - 1.0%
Agfa Gevaert NV                                             1,620         36,124
Barco NV                                                      116          6,080
Bekaert SA                                                    464         21,010
Colruyt NV                                                    246         13,552
Compagnie Maritime Belge SA                                    49          2,638
Delhaize Le Lion SA                                         1,087         20,212
Dexia                                                       9,285        115,261
Electrabel SA                                                 447        108,586
Fortis                                                     14,374        253,399
Fortis VVPR Strip                                           6,030             63
Groupe Bruxelles Lambert SA                                   912         37,333
Interbrew                                                   2,059         48,613
KBC Banassurance Holding NV                                 1,299         41,424
Omega Pharma SA                                               112          3,211
S.A. D'Ieteren NV                                              41          5,550
Solvay SA                                                     669         46,122
UCB SA                                                      1,147         36,108
Union Miniere SA                                              320         13,811
                                                                       ---------
                                                                         809,097
                                                                       ---------

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                           SHARES         $
                                                           ------      ---------
DENMARK - 0.8%
A/S Dampskibsselskabet Svendborg, Series B                      3         30,516
A/S Det Ostasiatiske Kompagni(a)                              200          4,634
Bang & Olufsen Holding A/S, Series B                          125          2,525
Carlsberg A/S, Series B                                       250         11,002
Coloplast A/S, Series B                                       158         11,496
D/S 1912, Series B                                              5         35,107
Danisco A/S                                                   855         29,050
Danske Bank                                                 8,362        138,218
DSV, Series B                                                 250          6,075
FLS Industries A/S, Series B                                  400          3,193
GN Store Nord A/S                                           2,581          7,548
Group 4 Falck A/S                                           1,014         21,417
H. Lundbeck A/S                                             1,184         31,447
ISS A/S(a)                                                    686         24,714
Kobenhavns Lufthavne A/S                                       25          1,801
NEG Micon A/S(a)                                               83          1,401
NKT Holding A/S                                               250          2,614
Novo Nordisk A/S                                            4,207        121,544
Novozymes A/S, Series B                                     1,043         21,808
Tele Danmark A/S                                            2,103         51,102
Topdanmark A/S(a)                                             233          6,748
Vestas Wind Systems A/S                                     2,095         20,866
William Demant A/S(a)                                         465         10,018
                                                                       ---------
                                                                         594,844
                                                                       ---------
FINLAND - 1.9%
Amer Group, Ltd.                                              200          7,324
Fortum Oyj                                                  3,712         24,345
Instrumentarium Corp.                                         700         28,045
KCI Konecranes International                                   66          1,613
Kesko Oyj                                                   1,100         13,967
Kone Corp.                                                    480         14,410
Metso Oyj                                                   1,202         12,991
Nokia Oyj                                                  68,402      1,087,423
Orion-Yhtyma Oyj, Series B                                    367          8,203
Outokumpu Oyj                                               1,716         14,946
Pohjola Group PLC, Series B                                   276          4,307
Rautaruukki Oyj                                             1,000          3,610
Sampo-Leona Insurance, Series A                             3,973         30,225
Stora Enso Oyj, Series R                                   10,213        107,705
TietoEnator Oyj                                             1,454         19,835
UPM-Kymmene Oyj                                             3,570        114,632
Uponor Oyj                                                    300          6,132
Wartsila Oyj, Series B                                      1,000         12,613
                                                                       ---------
                                                                       1,512,326
                                                                       ---------
FRANCE - 9.0%
Accor SA                                                    2,683         81,252
Air France                                                    753          7,301
Alcatel SA, Series A                                       15,878         69,645
Alstom                                                      3,716         18,522
Altran Technologies SA                                        948          4,546
Atos Origin SA(a)                                             242          5,891
Autoroutes du Sud de la France (ASF)(a)                     1,106         26,728
Aventis SA                                                  9,943        540,461
Axa                                                        20,355        273,186
BNP Paribas SA                                             11,803        480,925
Bouygues SA                                                 2,466         68,884
Business Objects SA(a)                                        949         13,971
Cap Gemini SA                                               1,412         32,271
Carrefour SA                                                7,882        350,935
Club Mediterranee SA                                          402          9,660
Compagnie de Saint-Gobain                                   4,628        135,784
Compagnie Francaise d'Etudes et de
  Construction SA                                             240         17,176
Compagnie Generale des Establissements Michelin             1,900         65,515
Dassault Systemes SA                                          730         15,734
Essilor International SA                                    1,526         62,851
Etablissements Economiques du Casino
  Guichard-Perrachon SA                                       467         34,671
European Aeronautic Defence & Space Co.                     4,232         43,742
France Telecom SA                                           5,756        100,747
Groupe Danone                                               1,902        255,868
Imerys                                                         88         11,118
L 'Air Liquide SA                                           1,711        225,685
L 'Oreal SA                                                 5,020        382,171
Lafarge SA                                                  2,437        183,610
Lagardere S.C.A                                             1,863         75,675
LMVH (Louis Vuitton Moet Hennessy)                          3,343        137,336
Pechiney SA                                                   928         32,564
Pernod-Ricard SA                                              561         54,335
Pinault-Printemps-Redoute SA                                1,013         74,515
PSA Peugoet Citroen                                         2,297         93,666
Publicis SA                                                 1,549         32,834
Renault SA                                                  2,255        105,961
Sagem SA                                                      217         14,687
Sanofi-Synthelabo SA                                        5,968        364,789
Schneider Electric SA                                       3,095        146,439
Societe BIC SA                                                544         18,752
Societe Generale                                            4,476        260,675
Societe Television Francaise I                              1,922         51,349
Sodexho Alliance SA                                         1,279         29,526
STMicroelectronics NV                                       8,474        166,105
Suez SA, VVPR Strip                                         4,375             46
Suez SA                                                    12,124        210,426
Thales SA                                                   1,047         27,719
Thomson Multimedia(a)                                       2,496         42,588
Total Fina Elf SA                                           9,367      1,337,752
Total Fina Elf SA, VVPR Strip                               1,215             13
Unibail SA                                                    620         44,110
Valeo SA                                                      931         29,210
Vinci SA                                                      900         50,715
Vivendi Universal SA                                       13,514        218,243
Zodiac SA                                                     481          9,787
                                                                       ---------
                                                                       7,148,667
                                                                       ---------
GERMANY - 5.5%
Adidas-Salomon AG                                             700         60,453
Aixtron AG                                                  1,016          4,851
Allianz AG                                                  2,719        258,639
Altana AG                                                     950         43,364

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
BASF AG                                                     8,150        308,561
Bayer AG                                                   10,350        222,101
Bayer Hypo-und Vereinsbank AG                               4,934         78,801
Beiersdorf AG, Series A                                       433         48,208
Buderus AG                                                    500         11,543
Continental AG                                              1,653         25,845
DaimlerChrysler AG                                         12,506        385,162
Deutsche Bank AG                                            8,209        378,157
Deutsche Boerse AG                                            900         36,039
Deutsche Lufthansa AG                                       3,319         30,579
Deutsche Post AG                                            5,107         53,590
Deutsche Telekom AG                                        30,875        396,881
Douglas Holding AG                                            656         11,585
E.On AG                                                     8,700        351,021
Epcos AG                                                      824          8,534
Fresenius Medical Care AG                                     591         24,472
Gehe AG                                                       228          8,876
HeidelbergCement AG                                           467         17,396
HeidelbergCement AG, VVPR Strip                               250              3
Infineon Technologies AG                                    4,812         35,296
KarstadtQuelle AG                                             765         13,245
Linde AG                                                    1,220         44,807
MAN AG                                                      1,608         22,189
Merck KGAA                                                    920         24,521
Metro AG                                                    2,012         48,031
MLP AG                                                        778          7,674
Muenchener Rueckversich                                     1,554        185,897
Preussag AG                                                 2,152         36,492
ProSieben Sat.1 Media AG                                    1,199          8,178
RWE AG                                                      5,305        137,499
SAP AG                                                      2,972        235,520
Schering AG                                                 2,632        114,479
Siemens AG                                                 11,777        500,503
ThyssenKrupp AG                                             4,740         52,972
Volkswagen AG                                               3,329        121,356
WCM Beteiligungs-und Grundbesitz AG(a)                      2,984          7,828
                                                                       ---------
                                                                       4,361,148
                                                                       ---------
GREECE - 0.2%
Alpha Bank AE                                               1,364         16,489
Aluminum of Greece SA                                          60          1,109
Attica Enterprises Holding SA                                 380            989
Bank of Piraeus                                             1,084          6,870
Coca-Cola Hellenic Bottling Co. SA                            875         12,138
Commercial Bank of Greece                                     630          9,559
EFG Eurobank Ergasias                                       1,618         19,016
EYDAP Athens Water Supply and Sewage Co. SA                   220            836
Folli-Follie                                                  100          1,696
Greek Organization of Football Prognostics                    707          7,449
Hellenic Duty Free Shops SA                                   160          1,017
Hellenic Petroleum SA                                         852          4,935
Hellenic Technodomiki SA                                      566          3,504
Hellenic Telecommunications Organization SA                 2,578         28,351
Intracom SA                                                   513          2,304
M. J. Maillis SA                                              220            942
National Bank of Greece SA                                  1,213         17,158
Panafon Hellenic Telecom SA                                 1,733          9,893
Papastratos Cigarettes Co.                                    120          2,012
Public Power Corp. (PPC)                                      490          6,777
Technical Olympic SA                                          500          1,721
Titan Cement Co.                                              265         10,166
Viohalco, Hellenic Copper and Aluminum
  Industry SA                                                 796          3,174
                                                                       ---------
                                                                         168,105
                                                                       ---------
HONG KONG - 1.3%
Amoy Properties, Ltd.                                      13,000         12,586
ASM Pacific Technology, Ltd.                                2,500          4,937
Bank of East Asia, Ltd.                                    16,200         27,733
BOC Hong Kong (Holdings), Ltd.                             37,500         38,470
Cathay Pacific Airways                                     12,000         16,388
Cheung Kong (Holdings), Ltd.                               18,000        117,140
Cheung Kong Infrastructure (Holdings), Ltd.                 5,000          8,560
CLP Holdings, Ltd.                                         23,100         93,012
Esprit Holdings, Ltd.                                       3,122          5,244
Giordano International, Ltd.                                8,000          3,129
Hang Seng Bank, Ltd.                                        8,800         93,661
Henderson Land Development Co., Ltd.                        7,000         21,049
Hong Kong & China Gas Co., Ltd.                            47,183         60,806
Hong Kong Exchanges & Clearing, Ltd.                        8,000         10,053
Hongkong Electric Holdings, Ltd.                           16,500         62,523
Hutchison Whampoa, Ltd.                                    24,800        155,191
Hysan Development Co., Ltd.                                13,104          9,662
Johnson Electronic Holdings, Ltd.                          16,500         18,196
Li & Fung, Ltd.                                            21,000         19,927
MTR Corp.                                                  15,600         16,503
New World Development Co., Ltd.                            26,100         12,969
Pacific Century CyberWorks, Ltd.(a)                       141,665         22,344
Shangri-La Asia, Ltd.                                      20,189         13,333
Sino Land Co., Ltd.                                        20,146          6,458
South China Morning Post (Holdings), Ltd.                  16,533          6,890
Sun Hung Kai Properties, Ltd.                              15,000         88,672
Swire Pacific, Ltd.                                        11,500         44,019
Television Broadcast, Ltd.                                  4,000         12,618
Wharf (Holdings), Ltd. (The)                               14,000         26,480
                                                                       ---------
                                                                       1,028,553
                                                                       ---------
IRELAND - 0.7%
Allied Irish Banks PLC                                     13,435        184,683
Bank of Ireland                                            15,273        155,939
CRH PLC                                                     8,126        100,192
DCC PLC                                                       789          8,114
Elan Corp. PLC(a)                                           5,797         13,200
Greencore Group PLC                                         1,839          5,017
Independent News & Media PLC                                4,093          6,442
Irish Life & Permanent PLC                                  3,675         40,106
Kerry Group PLC                                             2,269         30,238
Ryanair Holdings PLC(a)                                     3,664         25,760
Waterford Wedgwood PLC                                      5,569          2,922
                                                                       ---------
                                                                         572,613
                                                                       ---------

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
ITALY - 3.7%
ACEA SpA                                                    1,195          5,292
Alitalia SpA(a)                                            11,000          2,793
Alleanza Assicurazioni                                      5,702         43,200
Assicurazioni Generali SpA                                 14,732        302,995
Autogrill SpA                                               2,122         16,522
Autostrade SpA                                             11,975        119,124
Banca Di Roma SpA                                          14,629         18,697
Banca Fideuram SpA                                          2,956         13,896
Banca Intesa SpA                                           52,642        111,031
Banca Intesa SpA-RNC                                        7,000         11,532
Banca Monte dei Paschi di Siena SpA                         7,009         16,512
Banca Nazionale del Lavoro                                 14,423         15,967
Banca Popolare di Milano Scrl                               5,500         20,027
Benetton Group SpA                                          1,431         12,764
Bipop-Carire SpA                                           20,657          9,646
Bulgari SpA                                                 1,150          5,454
e.Biscom(a)                                                    52          1,490
Enel SpA                                                   31,376        163,304
Eni                                                        39,784        632,467
Fiat SpA                                                    2,989         24,308
Fiat SpA, RISP Non-Convertible                                539          2,364
Gruppo Editoriale L'Espresso SpA                            2,326          7,591
Italcementi SpA                                             1,250         12,592
Italgas SpA                                                 2,638         35,875
La Rinascente SpA                                           1,589          7,370
Luxottica Group SpA                                         1,867         24,626
Mediaset SpA                                                8,600         65,517
Mediobanca SpA                                              5,692         46,827
Mediolanum SpA                                              3,012         15,519
Mondadori (Arnoldo) Editore SpA                             2,810         17,397
Parmalat Finanziaria SpA                                    7,253         17,277
Pirelli SpA                                                19,500         18,007
Riunione Adriatica di Sicurta SpA                           5,270         64,148
San Paolo - IMI SpA                                        12,469         81,122
Seat Pagine Gialle SpA(a)                                  75,595         51,482
Snam Rete Gas SpA                                          11,126         37,944
Snia SpA                                                    4,500          8,570
Telecom Italia Mobile SpA                                  54,558        249,037
Telecom Italia SpA                                         35,830        271,833
Telecom Italia SpA, RNC Non-Convertible                    26,400        133,250
Tiscali SpA(a)                                              2,931         13,164
UniCredito Italiano SpA                                    48,997        195,890
                                                                       ---------
                                                                       2,924,423
                                                                       ---------
JAPAN - 20.3%
77 Bank, Ltd.                                               3,000         12,286
ACOM Co., Ltd.                                              1,010         33,193
ADERANS Co., Ltd.                                             200          4,466
Advantest Corp.                                             1,100         49,313
Aeon Credit Service Co., Ltd.                                 400         14,528
Aiful Corp.                                                   650         24,429
Ajinomoto Co., Inc.                                         8,000         83,526
All Nippon Airways Co., Ltd. (ANA)(a)                      10,000         18,455
ALPS Electric Co., Ltd.                                     2,000         22,078
Amada Co., Ltd.                                             3,000          8,191
Amano Corp.                                                 1,000          6,109
Anritsu Corp.                                               2,000          7,651
Aoyama Trading Co., Ltd.                                      600          8,444
Ariake Japan Co., Ltd.                                        200          5,663
Asahi Breweries, Ltd.                                       6,000         39,336
Asahi Chemical Industry, Ltd.                              19,000         47,072
Asahi Glass Co., Ltd.                                      11,000         67,389
Asatsu-Dk, Inc.                                               400          7,095
Ashikaga Bank, Ltd.(a)                                     11,000         12,699
Autobacs Seven Co., Ltd.                                      300          6,130
Bank of Fukuoka, Ltd. (The)                                 8,000         32,089
Bank of Yokohama, Ltd. (The)                               13,000         51,378
Banyu Pharmaceutical Co., Ltd.                              2,000         18,775
Bellsystem24, Inc.                                             50          9,762
Benesse Corp.                                               1,000         11,208
Bridgestone Corp.                                           8,000         99,098
Canon, Inc.                                                12,000        452,010
Capcom Co., Ltd.                                              600          9,035
Casio Computer Co., Ltd.                                    3,000         16,710
Central Japan Railway Co.                                      15         93,410
Chiba Bank, Ltd. (The)                                      9,000         28,668
Chubu Electric Power Co.                                    9,000        160,782
Chugai Pharmaceutical Co., Ltd.                             2,600         24,758
Citizen Watch Co., Ltd.                                     4,000         17,831
Coca-Cola West Japan Co., Ltd.                                200          2,991
Credit Saison Co., Ltd.                                     1,700         29,009
CSK Corp.                                                   1,100         23,081
DAI Nippon Printing Co., Ltd.                               8,000         88,514
Daicel Chemical Industries, Ltd.                            4,000         11,292
Daiei, Inc. (The)(a)                                        5,000          5,435
Daifuku Co., Ltd.                                           1,000          3,000
Daiichi Pharmaceutical Co., Ltd.                            2,900         41,617
Daikin Industries, Ltd.                                     2,000         31,685
Daimaru, Inc. (The)                                         3,000          8,949
Dainippon Ink & Chemicals, Inc.                            10,000         16,011
Dainippon Screen MFG. Co., Ltd.                             1,000          3,489
Daito Trust Construction Co., Ltd.                          1,000         22,120
Daiwa House Industry Co., Ltd.                              6,000         33,774
Daiwa Securities Group, Inc.                               15,000         66,613
Denki Kagaku Kogyo Kabushiki Kaisha                         3,000          6,548
Denso Corp.                                                 6,700        109,926
Dowa Mining Co., Ltd.                                       4,000         16,853
East Japan Railway Co.                                         58        287,874
Ebara Corp.                                                 4,000         12,370
Eisai Co., Ltd.                                             3,300         74,109
FamilyMart Co., Ltd.                                          600         11,755
FANUC, Ltd.                                                 1,500         66,360
Fast Retailing Co., Ltd.                                      800         28,179
Fuji Electric Co., Ltd.                                     6,000         10,466
Fuji Machine MFG. Co., Ltd.                                   300          2,831
Fuji Photo Film Co., Ltd.                                   6,000        195,669
Fuji Soft ABC, Inc.                                           400          6,320
Fuji Television Network, Inc.                                   4         16,112
Fujikura, Ltd.                                              5,000         11,882
Fujisawa Pharmaceutical Co., Ltd.                           3,000         68,636
Fujitsu Support & Service, Inc.                               400          4,652
Fujitsu, Ltd.                                              22,000         62,847
Furukawa Electric Co., Ltd. (The)                           7,000         14,688

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Gunma Bank, Ltd. (The)                                      6,000         26,089
Gunze, Ltd.                                                 2,000          7,365
Hankyu Department Stores, Inc.                              1,000          4,829
Hino Motors, Ltd.                                           3,000         10,289
Hirose Electric Co., Ltd.                                     500         38,173
Hitachi Cable, Ltd.                                         1,000          2,494
Hitachi Software Engineering Co., Ltd.                        400          9,101
Hitachi Zosen Corp.(a)                                      7,000          1,475
Hitachi, Ltd.                                              39,000        149,532
Hokuriku Bank, Ltd. (The)(a)                               10,000         13,483
Honda Motor Co., Ltd.                                       8,700        321,842
House Food Corp.                                            1,000          9,446
Hoya Corp.                                                  1,500        105,039
Isetan Co., Ltd.                                            2,500         17,148
Ishihara Sangyo Kaisha, Ltd.(a)                             3,000          3,084
Ishikawajima-Harima Heavy Industries Co., Ltd.             19,000         17,292
Ito En, Ltd.                                                  400         13,550
Ito-Yokado Co., Ltd.                                        5,000        147,468
Itochu Corp.                                               17,000         36,816
Itochu Techno-Science Corp.                                   400          8,477
Japan Airlines System Corp.(a)                             14,000         29,847
Japan Tobacco, Inc.                                            11         73,599
Jfe Holding, Inc.(a)                                        6,700         81,358
JGC Corp.                                                   3,000         16,786
Joyo Bank, Ltd. (The)                                      11,000         30,589
JSR Corp.                                                   2,000         20,089
Jusco Co., Ltd.                                             3,400         80,509
Kajima Corp.                                               10,000         22,331
Kaken Pharmaceutical Co., Ltd.                              1,000          4,154
Kamigumi Co., Ltd.                                          3,000         14,410
Kanebo, Ltd.(a)                                             5,000          4,761
Kaneka Corp.                                                4,000         21,404
Kansai Electric Power Co. (The)                             9,700        146,558
Kao Corp.                                                   8,000        175,613
Katokichi Co., Ltd.                                           400          6,000
Kawasaki Heavy Industries, Ltd.(a)                         13,000         10,297
Kawasaki Kisen Kaisha, Ltd.                                 4,000          6,876
Keihin Electric Express Railway Co., Ltd.                   4,000         18,202
Keio Electric Railway Co., Ltd.                             7,000         37,103
Keyence Corp.                                                 400         69,605
Kikkoman Corp.                                              3,000         20,806
Kinden Corp.                                                1,000          3,691
Kinki Nippon Railway Co., Ltd.                             19,000         40,988
Kirin Brewery Co., Ltd.                                    10,000         63,622
Kokuyo Co., Ltd.                                            2,000         16,634
Komatsu, Ltd.                                              13,000         42,395
Komori Corp.                                                1,000         10,171
Konami Co., Ltd.                                            1,200         27,707
Konica Corp.                                                4,000         29,022
Koyo Seiko Co., Ltd.                                        1,000          4,441
Kubota Corp.                                               13,000         35,274
Kuraray Co., Ltd.                                           6,000         37,212
Kurita Water Industries, Ltd.                               2,000         20,140
Kyocera Corp.                                               2,300        133,926
Kyowa EXEO Corp.                                            1,000          3,160
Kyowa Hakko Kogyo Co., Ltd.                                 4,000         16,584
Kyushu Electric Power Co.                                   5,500         80,458
Lawson, Inc.                                                  900         21,690
Mabuchi Motor Co., Ltd.                                       400         36,808
Makita Corp.                                                1,000          7,247
Marubeni Corp.(a)                                          20,000         18,370
Marui Co., Ltd.                                             4,000         39,167
Matsushita Electric Industrial Co., Ltd.                   30,400        299,722
Matsushita Electric Works, Ltd.                             6,000         37,111
Meiji Milk Products Co., Ltd.                               2,000          6,303
Meiji Seika Kaisha, Ltd.                                    3,000          8,823
Meitec Corp.                                                  400          9,775
Millea Holdings, Inc.                                          25        179,911
Minebea Co., Ltd.                                           5,000         17,401
Mitsubishi Chemical Corp.                                  23,000         45,934
Mitsubishi Corp.                                           14,000         85,531
Mitsubishi Electric Corp.                                  22,000         50,796
Mitsubishi Estate Co., Ltd.                                13,000         99,031
Mitsubishi Gas Chemical Co., Inc.                           3,000          4,171
Mitsubishi Heavy Industries, Ltd.                          40,000         97,750
Mitsubishi Logistics Corp.                                  1,000          4,879
Mitsubishi Materials Corp.                                 11,000         12,050
Mitsubishi Paper Mills, Ltd.                                2,000          2,427
Mitsubishi Rayon Co., Ltd.                                  8,000         18,269
Mitsubishi Tokyo Financial Group, Inc.                         61        331,555
Mitsui & Co., Ltd.                                         17,000         79,363
Mitsui Chemicals, Inc.                                      8,000         35,662
Mitsui Engineering & Shipbuilding Co., Ltd.(a)              8,000          5,798
Mitsui Fudosan Co., Ltd.                                   10,000         64,886
Mitsui Marine & Fire Insurance Co., Ltd.                   18,400         84,658
Mitsui Mining & Smelting Co., Ltd.                          8,000         18,471
Mitsui O.S.K. Lines, Ltd.                                  12,000         24,876
Mitsui Trust Holdings, Inc.                                 9,300         15,125
Mitsukoshi, Ltd.                                            6,000         12,488
Mitsumi Electric Co., Ltd.                                  1,100         10,020
Mizuho Holdings, Inc.                                          99         92,601
Mori Seiki Co., Ltd.                                        1,000          5,090
Murata Manufacturing Co., Ltd.                              3,300        129,308
Namco, Ltd.                                                   400          6,701
NEC Corp.                                                  19,000         71,088
Net One Systems Co., Ltd.                                       1          4,256
NGK Insulators, Ltd.                                        4,000         21,842
NGK Spark Plug Co., Ltd.                                    3,000         19,415
Nichirei Corp.                                              2,000          5,612
Nidec Corp.                                                   500         31,179
Nikko Cordial Corp.                                        18,000         60,672
Nikon Corp.                                                 4,000         30,067
Nintendo Co., Ltd.                                          1,400        130,833
Nippon COMSYS Corp.                                         1,000          3,388
Nippon Express Co., Ltd.                                   11,000         43,103
Nippon Kayaku Co., Ltd.                                     2,000          7,432
Nippon Meat Packers, Inc.                                   2,000         19,971
Nippon Mining Holdings, Inc.                                7,500         10,049
Nippon Mitsubishi Oil Corp.                                18,000         81,604
Nippon Sanso Corp.                                          2,000          6,067
Nippon Sheet Glass Co., Ltd.                                5,000          8,974
Nippon Shokubai Co., Ltd.                                   1,000          4,205
Nippon Steel Corp.                                         72,000         84,335
Nippon System Development Co., Ltd.                           400          4,685
Nippon Telegraph and Telephone Corp.                           96        348,664
Nippon Unipac Holding                                          16         69,436

See notes to financial statements.

                                                               December 31, 2002

                                                                         MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------        -------
Nippon Yusen Kabushiki Kaisha                              14,000         47,190
Nishimatsu Construction Co., Ltd.                           4,000         11,764
Nissan Chemical Industries, Ltd.                            1,000          3,741
Nissan Motor Co., Ltd.                                     31,000        241,898
Nisshin Flour Milling Co., Ltd.                             2,000         13,314
Nisshinbo Industries, Inc.                                  2,000          6,944
Nissin Food Products Co., Ltd.                              1,300         29,030
Nitto Denko Corp.                                           2,000         56,965
Nomura Securities Co., Ltd. (The)                          24,000        269,790
Noritake Co., Ltd.                                          1,000          2,848
NSK, Ltd.                                                   7,000         18,050
NTN Corp.                                                   4,000         13,820
NTT Data Corp.                                                 22         60,807
NTT DoCoMo, Inc.                                              317        585,009
Obayashi Corp.                                              8,000         17,797
OBIC Co., Ltd.                                                100         17,401
Oji Paper Co., Ltd.                                        12,000         51,572
Oki Electric Industry Co., Ltd.                             6,000          9,708
Okumura Corp.                                               3,000          9,682
Olympus Optical Co., Ltd.                                   3,000         48,892
Omron Corp.                                                 3,000         44,240
Onward Kashiyama Co., Ltd.                                  1,000          7,837
Oracle Corp., Japan                                           600         14,536
Oriental Land Co., Ltd.                                       700         42,412
Orix Corp.                                                  1,100         70,911
Osaka Gas Co., Ltd.                                        30,000         74,071
Paris Miki, Inc.                                              400          5,632
Pioneer Corp.                                               1,800         33,749
Promise Co., Ltd.                                           1,200         42,774
Q.P. Corp.                                                  1,000          7,921
Resona Holdings, Inc.(a)                                   58,000         31,769
Ricoh Co., Ltd.                                             8,000        131,255
Rohm Co., Ltd.                                              1,500        190,992
Saizeriya Co., Ltd.                                           100          1,481
Sanden Corp.                                                1,000          3,270
Sankyo Co., Ltd.                                            5,400         67,756
Sanrio Co., Ltd.                                              500          2,486
Sanyo Electric Co., Ltd                                    21,000         54,681
Sapporo Breweries, Ltd.                                     5,000          8,258
Secom Co., Ltd.                                             2,500         85,742
Sega Corp.(a)                                               1,600         15,775
Seino Transportation Co., Ltd.                              2,000         11,713
Seiyu, Ltd. (The)(a)                                        4,000         11,696
Sekisui Chemical Co., Ltd.                                  8,000         20,696
Sekisui House, Ltd.                                         7,000         49,549
Seven-Eleven Japan Co., Ltd.                                5,000        152,524
Sharp Corp.                                                12,000        113,963
Shimachu Co., Ltd.                                            400          8,090
Shimamura Co., Ltd.                                           300         19,112
Shimano, Inc.                                                 900         13,651
Shimizu Corp.                                               8,000         20,022
Shin-Etsu Chem Co., Ltd.                                    5,100        167,178
Shionogi & Co., Ltd.                                        4,000         56,560
Shiseido Co., Ltd.                                          5,000         65,012
Shizuoka Bank, Ltd. (The)                                   8,000         51,572
Showa Denko K.K.(a)                                        14,000         17,814
Showa Shell Sekiyu K.K                                      1,000          6,944
Skylark Co., Ltd.                                           1,300         17,243
SMC Corp.                                                     700         65,712
Snow Brand Milk Products Co., Ltd.(a)                       2,500          3,623
Softbank Corp.                                              2,800         31,971
Sony Corp.                                                 12,100        505,738
Stanley Electric Co., Ltd.                                  2,000         22,331
Sumitomo Bakelite Co., Ltd.                                 3,000         12,387
Sumitomo Chemical Co., Ltd.                                14,000         55,330
Sumitomo Corp.                                             10,000         42,976
Sumitomo Electric Industries, Ltd.                          7,000         45,361
Sumitomo Forestry Co., Ltd.                                 1,000          5,528
Sumitomo Heavy Industries, Ltd.(a)                         12,000          6,674
Sumitomo Metal Industries, Ltd.(a)                         47,000         17,030
Sumitomo Metal Mining Co., Ltd.                             6,000         25,027
Sumitomo Mitsui Financial Group, Inc.                          51        159,442
Sumitomo Osaka Cement Co., Ltd.                             3,000          3,944
Sumitomo Realty & Development Co., Ltd.                     5,000         20,351
Sumitomo Trust & Banking Co., Ltd.                         11,000         44,586
Suruga Bank, Ltd.                                           3,000         11,806
Suzuken Co., Ltd.                                             400          9,640
Taiheiyo Cement Corp.                                       9,800         12,387
Taisei Corp.                                               10,000         15,927
Taisho Pharmaceutical Co., Ltd.                             2,000         29,409
Taiyo Yuden Co., Ltd.                                       1,000         10,601
Takara Shuzo Co., Ltd.                                      3,000         13,070
Takashimaya Co., Ltd.                                       4,000         15,674
Takeda Chemical Industries, Ltd.                           11,000        459,762
Takefuji Corp.                                              1,020         58,878
Takuma Co., Ltd.                                            1,000          5,393
TDK Corp.                                                   1,500         60,420
Teijin, Ltd.                                               10,000         23,932
Teikoku Oil Co., Ltd.                                       3,000         11,983
Terumo Corp.                                                2,800         38,743
THK Co., Ltd.                                               1,500         16,521
TIS, Inc.                                                     400          5,905
Tobu Railway Co., Ltd.                                      9,000         23,890
Toda Corp.                                                  2,000          3,354
Toho Co., Ltd.                                              2,100         20,156
Tohoku Elecric Power Co., Inc.                              5,700         83,913
Tokyo Electric Power Co., Inc.                             15,800        300,236
Tokyo Electron, Ltd.                                        2,100         95,028
Tokyo Gas Co., Ltd.                                        36,000        112,851
Tokyo Style Co., Ltd.                                       1,000          8,477
Tokyu Corp.                                                13,000         45,791
TonenGeneral Sekiyu K.K                                     5,000         32,864
Toppan Printing Co., Ltd.                                   8,000         60,201
Toray Industries, Inc.                                     18,000         38,224
Toshiba Corp.                                              39,000        122,255
Tosoh Corp.                                                 8,000         19,280
Tostem Corp.                                                3,000         45,504
Toto, Ltd.                                                  5,000         18,497
Toyo Seikan Kaisha, Ltd.                                    2,000         23,848
Toyobo Co., Ltd.                                           11,000         14,368
Toyoda Gosei Co., Ltd.                                        600         11,275
Toyota Industries Corp.                                     1,400         21,058
Toyota Motor Corp.                                         32,500        873,641
Trans Cosmos, Inc.                                            200          2,044
Trend Micro, Inc.                                           1,000         17,106
Ube Industries, Ltd.                                        8,000          8,022

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                           SHARES         $
                                                           ------     ----------
UFJ Holdings, Inc.(a)                                          54         54,605
Uni-Charm Corp.                                               500         19,845
UNY Co., Ltd.                                               2,000         19,567
Ushio, Inc.                                                 1,000         10,955
Wacoal Corp.                                                1,000          7,710
West Japan Railway Co.                                         19         67,405
World Co., Ltd.                                               700         13,449
Yakult Honsha Co., Ltd.                                     2,000         22,786
Yamada Denki Co., Ltd.                                        900         18,998
Yamaha Corp.                                                2,600         24,035
Yamaha Motor Co., Ltd.                                      1,000          8,258
Yamanouchi Pharmaceutical Co., Ltd.                         4,400        127,547
Yamato Transport Co., Ltd.                                  5,000         65,307
Yamazaki Baking Co., Ltd.                                   3,000         16,811
Yasuda Fire & Marine Insurance Co., Ltd.                   11,000         64,237
Yokogawa Electric Corp.                                     3,000         18,631
                                                                      ----------
                                                                      16,072,383
                                                                      ----------
LUXEMBOURG - 0.1%
Arcelor(a)                                                  5,222         64,222
                                                                      ----------
NETHERLANDS - 5.5%
ABN AMRO Holding NV                                        21,356        349,144
Aegon NV                                                   19,589        252,011
Akzo Nobel NV                                               4,344        137,799
ASM Lithography Holding NV(a)                               6,507         54,352
Buhrmann NV                                                 1,642          7,168
Elsevier NV                                                 9,061        110,769
Getronics NV                                                6,234          3,794
Hagemeyer NV                                                1,028          7,443
Heineken NV                                                 2,975        116,131
IHC Caland NV                                                 439         23,171
ING Groep NV                                               25,634        434,147
KLM Royal Dutch Airlines                                      458          4,412
Koninklijke (Royal) KPN NV(a)                              25,985        169,056
Koninklijke (Royal) Philips Electronics NV                 19,939        349,411
Koninklijke Ahold NV                                        9,727        123,504
Koninklijke Numico NV                                       2,009         25,298
Oce NV                                                      1,001         11,029
Qiagen NV(a)                                                2,204         11,217
Royal Dutch Petroleum Co.                                  32,072      1,411,806
Royal Vendex KBB NV                                         1,635         17,757
TNT Post Group NV                                           5,153         83,542
Unilever NV                                                 8,643        531,017
Vedior NV                                                   1,927         11,000
VNU NV                                                      3,354         87,460
Wolters Kluwer NV                                           4,092         71,279
                                                                      ----------
                                                                       4,403,717
                                                                      ----------
NEW ZEALAND - 0.2%
Auckland International Airport, Ltd.                        2,438          7,077
Carter Holt Harvey, Ltd.                                   13,779         12,612
Contact Energy, Ltd.                                        4,649          9,654
Fisher & Paykel Appliances Holdings, Ltd., Series H           636          3,343
Fisher & Paykel Industries, Ltd.                              806          3,984
Fletcher Building, Ltd.                                    10,003         17,527
Fletcher Challenge Forests, Ltd.(a)                         1,876            971
Independent Newspapers, Ltd.                                  651          1,039
Sky City Entertainment Group, Ltd.                          3,284         13,896
Telecom Corp. of New Zealand, Ltd.                         25,076         59,416
Tower, Ltd.                                                   670            736
Warehouse Group, Ltd.                                       2,607          9,982
                                                                      ----------
                                                                         140,237
                                                                      ----------
NORWAY - 0.5%
Bergesen d.y. ASA, Series A                                   323          6,155
Bergesen d.y. ASA, Series B                                   200          3,233
Den Norsske Bank                                            5,805         27,317
EDB Business Partner ASA(a)                                   200            534
Frontline, Ltd.                                             1,141          9,964
Gjensidige Nor Asa(a)                                         822         26,934
Kvaerner ASA, Series A(a)                                   5,252          2,805
Merkantildata ASA(a)                                        1,600          1,201
Nera ASA                                                    1,093          1,183
Norsk Hydro ASA                                             2,323        104,116
Norske Skogindustrier ASA                                   1,531         21,658
Orkla ASA                                                   3,042         51,814
Schibsted ASA                                                 600          6,236
Smedvig ASA, Series A                                         400          1,906
Smedvig ASA, Series B                                         200            811
Statoil ASA                                                 6,758         57,066
Storebrand ASA                                              2,458          9,225
Tandberg ASA(a)                                             2,316         13,372
Telenor ASA                                                 7,156         27,373
Tomra Systems ASA                                           2,801         18,235
                                                                      ----------
                                                                         391,138
                                                                      ----------
PORTUGAL - 0.3%
Banco Comercial Portugues SA                               21,420         51,247
Banco Espirito Santo SA, Registered                         1,541         20,213
BPI - SGPS SA                                               5,732         13,112
Brisa-Auto Estrada de Portugal SA                           2,969         16,450
CIMPOR-Cimentos de Portugal, SGPS SA                          319          5,356
Electridade de Portugal SA                                 23,120         38,575
Jeronimo Martins SGPS SA(a)                                   723          5,273
Portugal Telecom SGPS SA                                   13,929         95,737
PT Multimedia-Servicos de
  Telecomunicacoes e Multimedia SA(a)                         281          2,954
Sonae, S.G.P.S. SA                                         24,685         10,361
                                                                      ----------
                                                                         259,278
                                                                      ----------
SINGAPORE - 0.8%
Allgreen Properties, Ltd.                                   2,000          1,096
Capitaland, Ltd.                                           27,000         17,279
Chartered Semiconductor Manufacturing, Ltd.(a)             12,401          5,076
City Developments, Ltd.                                     7,487         17,957
Creative Technology, Ltd.                                     600          4,255
Cycle & Carriage, Ltd.                                      1,869          3,664
Datacraft Asia, Ltd.                                        1,000            655
DBS Group Holdings, Ltd.                                   16,000        101,469
First Capital Corp., Ltd.                                   4,000          1,637
Fraser & Neave, Ltd.                                        2,313         10,401
GES International, Ltd.                                     3,000            510
Haw Par Corp., Ltd.                                         2,746          5,161

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Hotel Properties, Ltd.                                      4,000          2,145
Keppel Corp., Ltd.                                          9,356         19,958
Keppel Land, Ltd.                                           2,000          1,119
NatSteel, Ltd.                                              2,000          2,375
Neptune Orient Lines, Ltd.(a)                              23,000         12,199
Oversea-Chinese Banking Corp., Ltd.                        15,365         85,483
Overseas Union Enterprise, Ltd.                             2,069          6,978
Parkway Holdings, Ltd.                                      7,063          3,074
SembCorp Industries, Ltd.                                  11,000          4,978
SembCorp Logistics, Ltd.                                    2,000          1,810
SembCorp Marine, Ltd.                                       2,000          1,044
Singapore Airlines, Ltd.                                    8,394         49,362
Singapore Exchange, Ltd.                                    3,000          2,127
Singapore Food Industries                                   2,265            914
Singapore Land, Ltd.                                        1,000          1,822
Singapore Press Holdings, Ltd.                              5,020         52,674
Singapore Technologies Engineering, Ltd.                   15,000         14,269
Singapore Telecommunications, Ltd.                        100,437         71,802
SMRT Corp., Ltd.                                            2,000            663
ST Assembly Test Services, Ltd.(a)                          1,000            663
United Overseas Bank, Ltd.                                 18,251        124,162
United Overseas Land, Ltd.                                  7,327          6,801
Venture Manufacturing (Singapore), Ltd.                     3,000         24,041
Wing Tai Holdings, Ltd.                                     5,000          1,499
                                                                       ---------
                                                                         661,122
                                                                       ---------
SPAIN - 2.9%
Acciona SA                                                    264         10,873
Acerinox SA                                                   453         16,633
ACS SA                                                        438         14,087
Aguas De Barcelona                                              7             66
Altadis SA, Series A                                        3,865         88,171
Amadeus Global Travel Distribution SA,
  Series A                                                  3,864         15,935
Autopistas, Concesionaria Espanola SA                       1,403         15,900
Banco Bilbao Vizcaya Argentaria SA                         40,434        386,953
Banco Santander Central Hispano SA                         57,718        396,101
Corporacion Mapfre, Compania Internacional
  de Reaseguros SA                                          1,809         14,674
Empresa Nacional de Electricidad SA                        12,314        144,076
Fomento de Construcciones y Contratas SA                      710         15,944
Gas Natural SDG SA                                          2,979         56,487
Grupo Dragados SA                                           1,460         24,819
Grupo Ferrovial SA                                            583         14,774
Iberdrola SA                                               10,677        149,571
Iberia Lineas Aereas de Espana SA                           4,227          6,210
Industria de Diseno Textil, SA                              2,892         68,311
Metrovacesa SA                                                468          9,920
NH Hoteles SA(a)                                              939          8,070
Promotora de Informaciones SA                                 328          2,137
Puleva Biotech SA(a)                                          110            349
Repsol YPF SA                                              12,491        165,152
Sociedad General de Aguas de Barcelona SA                     752          7,575
Sol Melia SA                                                1,026          4,059
Telefonica Publicidad e Informacion SA                      1,477          4,696
Telefonica SA(a)                                           61,498        550,462
TelePizza SA(a)                                             4,299          3,383
Terra Networks SA(a)                                        6,380         26,846
Union Electrica Fenosa SA                                   3,092         40,719
Vallehermoso SA                                             1,544         16,040
Zeltia SA                                                   2,599         14,782
                                                                       ---------
                                                                       2,293,775
                                                                       ---------
SWEDEN - 1.6%
Assa Abloy AB, Series B                                     3,716         42,434
Atlas Copco AB, Series A                                    1,785         34,826
Atlas Copco AB, Series B                                      500          8,866
Drott AB, Series B                                          1,400         15,585
Electrolux AB                                               3,905         61,622
Eniro AB                                                    1,864         11,766
Gambro AB, Series A                                         1,600          8,906
Gambro AB, Series B                                           800          4,444
Hennes & Mauritz AB (H&M), Series B                         5,935        114,431
Hoganas AB, Series B                                          107          2,026
Holmen AB, Series B                                           600         14,564
Modern Times Group MTG AB(a)                                  475          3,843
Nobel Biocare Holding AG                                      183         11,677
Nordea AB                                                  28,150        124,058
OM Gruppen AB                                                 500          2,387
Sandvik AB                                                  2,900         64,734
Sapa AB                                                       100          1,836
SAS AB(a)                                                     530          3,005
Securitas AB, Series B                                      3,716         44,353
Skandia Forsakrings AB                                     10,878         28,964
Skandinaviska Enskilda Banken (SEB),
  Series A                                                  5,954         49,541
Skanska AB                                                  4,700         27,510
SKF AB, Series A                                              400         10,352
SKF AB, Series B                                              967         25,081
SSAB Svenskt Stal AB, Series A                                400          4,728
SSAB Svenskt Stal AB, Series B                                200          2,238
Svenska Cellulosa AB (SCA), Series B                        2,233         75,345
Svenska Handelsbanken AB, Series A                          7,251         96,532
Svenska Handelsbanken AB, Series B                            500          6,370
Swedish Match AB                                            5,205         40,919
Tele2 AB, Series B(a)                                       1,289         34,099
Telefonaktiebolaget LM Ericsson, New(a)                   191,592        134,129
Telia AB                                                   23,286         87,657
Trelleborg AB, Series B                                     1,300         10,518
Volvo AB, Series A                                          1,700         26,534
Volvo AB, Series B                                          2,385         38,868
WM-Data AB, Series B                                        2,500          2,181
                                                                       ---------
                                                                       1,276,929
                                                                       ---------
SWITZERLAND - 8.2%
ABB, Ltd.                                                  13,473         38,294
Adecco SA                                                   1,808         70,871
Ciba Specialty Chemicals AG                                   993         69,231
Clariant AG                                                 2,047         32,718
Compagnie Financiere Richemont AG                           8,000        149,274
Credit Suisse Group(a)                                     18,156        393,926
Forbo Holding AG                                               10          2,980
Georg Fischer AG                                               30          3,037
Givaudan AG                                                   109         48,876

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                           SHARES          $
                                                           ------      ---------
Holcim, Ltd.                                                  455         82,596
Kudelski SA(a)                                                639          8,665
Kuoni Reisen Holding AG, Series B                              30          5,663
Logitech International SA(a)                                  668         19,928
Lonza Group AG                                                651         39,549
Nestle SA                                                   6,014      1,274,397
Novartis AG                                                41,630      1,518,942
Phonak Holding AG                                             172          1,617
PubliGoupe SA                                                  25          3,978
Roche Holding AG                                              767         97,075
Roche Holding AG, Bearer                                   10,605        738,986
Serono SA                                                     112         60,022
SGS Societe Generale de Surveillance
  Holding SA                                                   93         27,980
Sulzer AG                                                      80         10,877
Sulzer Medica AG                                              138         24,053
Swatch Group AG, Registered                                   441         36,678
Swatch Group AG, Series B                                   1,192         20,173
Swiss Re                                                    4,803        315,060
Swisscom AG                                                   391        113,254
Syngenta AG                                                 1,700         98,420
Synthes-Stratec, Inc.                                          65         39,864
Tecan Group AG                                                 59          1,941
Unaxis Holding AG                                              83          5,553
UBS AG(a)                                                  19,052        925,941
Valora Holding AG                                              65         12,458
Zurich Financial Services AG                                  188         18,143
Zurich Financial Services                                   2,156        201,146
                                                                       ---------
                                                                       6,512,166
                                                                       ---------
UNITED KINGDOM - 27.2%
3i Group PLC                                                8,754         78,216
Aegis Group PLC                                            19,246         24,245
Aggreko PLC                                                 2,794          6,635
AMEC PLC                                                    4,526         10,438
Amvescap PLC                                                8,763         56,148
ARM Holdings PLC(a)                                        18,162         14,035
Associates British Ports Holdings PLC                       4,650         29,907
AstraZeneca Group PLC                                      25,526        912,293
AWG PLC                                                     1,592         11,110
BAA PLC                                                    15,875        128,808
BAE Systems PLC                                            46,044         91,916
Balfour Beatty PLC                                          7,864         18,294
Barclays PLC                                               97,395        603,665
Barratt Developments PLC                                    3,436         21,629
Bass PLC                                                   13,071        105,636
BBA Group PLC                                               6,478         19,267
Berkeley Group PLC (The)                                    1,212         11,629
BG Group PLC                                               51,628        222,751
BHP Billiton PLC                                           33,940        181,268
BOC Group PLC                                               7,232        103,388
Boots Co. PLC                                              12,712        119,925
BP Amoco PLC                                              330,266      2,270,337
BPB PLC                                                     7,427         29,414
Brambles Industries PLC                                    10,961         26,822
British Airways PLC                                         8,435         18,332
British America Tobacco PLC                                24,317        242,913
British Land Co. PLC (The)                                  7,748         56,380
British Sky Broadcasting PLC(a)                            17,994        185,109
BT Group PLC                                              127,988        401,793
Bunzl PLC                                                   7,350         44,964
Cable & Wireless PLC                                       32,292         23,264
Cadbury Schweppes PLC                                      30,335        188,996
Canary Wharf Group PLC(a)                                   7,278         27,593
Capita Group PLC                                           10,288         40,993
Caradon PLC                                                 8,366         14,775
Carlton Communications PLC                                 11,013         23,802
Celltech Group PLC(a)                                       3,502         19,451
Centrica PLC                                               61,428        169,107
CGNU PLC                                                   33,643        239,937
Chubb PLC                                                  10,466         14,785
Close Brothers Group PLC                                    2,399         21,474
Compass Group PLC                                          32,497        172,646
Corus Group PLC(a)                                         44,232         19,404
Daily Mail & General Trust                                  4,319         40,433
De La Rue PLC                                               2,663         12,476
Diageo PLC                                                 47,201        512,925
Dixons Group PLC                                           28,093         65,579
Electrocomponents PLC                                       5,804         26,817
EMI Group PLC                                              10,144         22,700
Exel PLC                                                    4,379         48,502
FirstGroup PLC                                              7,071         26,808
FKI PLC                                                     7,751         10,981
George Wimpey PLC                                           5,822         24,932
GKN PLC                                                    10,898         35,221
GlaxoSmithKline PLC                                        89,231      1,712,342
Granada Compass PLC                                        39,202         50,331
Great Portland Estates PLC                                  2,783          9,946
Great Universal Stores PLC                                 15,012        139,448
Hammerson PLC                                               3,988         30,368
Hanson PLC                                                 11,237         49,930
Hays PLC                                                   30,336         45,297
HBOS PLC                                                   55,410        584,289
Hilton Group PLC                                           22,818         61,347
HSBC Holdings PLC                                         138,923      1,535,371
IMI PLC                                                     4,114         17,386
Imperial Chemical Industries PLC                           17,116         63,377
Imperial Tobacco Group PLC                                 10,712        181,937
International Power PLC(a)                                 14,158         21,824
Invensys PLC                                               49,950         42,419
J Sainsbury PLC                                            21,284         95,514
Johnson Matthey PLC                                         3,382         43,557
Kelda Group PLC                                             5,589         38,150
Kidde PLC                                                  11,305         12,876
Kingfisher PLC                                             37,260        133,466
Land Securities Group PLC                                   6,746         85,254
Legal & General Group PLC                                  97,857        151,238
Lloyds TSB Group PLC                                       81,691        586,554
Logica PLC                                                 11,944         28,843
Man Group PLC                                               4,183         59,732
Marks & Spencer Group PLC                                  33,728        171,041
Misys PLC                                                   7,369         20,880
National Grid Group PLC                                    51,606        379,262
Next PLC                                                    4,764         56,486
Nycomed Amersham PLC                                       10,578         94,684

See notes to financial statements.

                                                               December 31, 2002

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                         SHARES            $
                                                        ---------   ------------
P & O Princess Cruises PLC                                 10,252         71,135
Pearson PLC                                                11,951        110,533
Peninsular & Oriental Steam Navigation Co.                 10,071         26,671
Pilkington PLC                                             13,321         12,438
Provident Financial PLC                                     3,954         37,811
Prudential PLC                                             29,962        211,755
Rank Group PLC                                              9,222         39,566
Reckitt Benckiser PLC                                       7,865        152,575
Reed International PLC                                     19,031        162,994
Rentokil Initial PLC                                       27,303         96,701
Reuters Group PLC                                          20,461         58,469
Rexam PLC                                                   5,947         40,594
Rio Tinto PLC                                              15,813        315,671
RMC Group PLC                                               3,984         23,539
Rolls-Royce PLC                                            20,609         35,501
Royal & Sun Alliance Insurance Group PLC                   28,632         55,659
Royal Bank of Scotland Group PLC                           40,359        966,812
SABMiller PLC                                              11,709         83,224
Safeway PLC                                                16,225         55,702
Sage Group PLC                                             17,388         37,231
Schroders PLC                                               1,707         14,043
Scottish & Newcastle PLC                                   11,748         87,662
Scottish & Southern Energy PLC                             12,783        139,940
ScottishPower PLC                                          27,860        162,588
Securicor PLC                                               6,798          9,275
Serco Group PLC                                             6,456         15,916
Severn Trent PLC                                            4,778         53,383
Shell Transport & Trading Co. PLC                         142,956        941,292
Signet Group PLC                                           25,245         27,637
Slough Estates PLC                                          6,036         32,942
Smith & Nephew PLC                                         13,517         82,801
Smiths Group PLC                                            8,131         91,042
SSL International PLC                                       2,218          9,150
Stagecoach Holdings PLC                                    18,797          8,927
Tate & Lyle PLC                                             5,899         29,915
Taylor Woodrow PLC                                          7,979         21,773
Telewest Communications PLC(a)                             10,030            323
Tesco PLC                                                 104,707        327,021
Unilever PLC                                               41,103        391,075
United Business Media PLC                                   4,926         22,998
United Utilities PLC                                        8,606         86,454
Vodafone Group PLC                                      1,001,195      1,825,389
Whitbread PLC                                               4,380         38,148
Wolseley PLC                                                8,479         71,186
WPP Group PLC                                              16,498        126,028
                                                                    ------------
                                                                      21,565,506
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $93,134,423)                                                    76,350,016
                                                                    ------------
PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.2%
News Corp., Ltd.                                           28,460        153,046
                                                                    ------------
GERMANY - 0.2%
Boss Hugo AG                                                  484          5,094
Fresenius Medical Care AG                                     294          8,839
Henkel KGAA                                                   871         55,341
Porsche AG                                                    102         42,385
RWE AG                                                        736         16,026
Volkswagen AG                                               1,400         36,727
Wella AG                                                      200         11,962
                                                                    ------------
                                                                         176,374
                                                                    ------------
ITALY - 0.0%
Fiat SpA                                                    1,997          9,116
                                                                    ------------
NEW ZEALAND - 0.0%
Fletcher Challenge
Forests, Ltd.(a)                                            3,372          1,728
                                                                    ------------
SWITZERLAND - 0.0%
Schindler Holding AG                                           50          9,746
                                                                    ------------
TOTAL PREFERRED STOCKS
(Cost $403,536)                                                          350,010
                                                                    ------------
RIGHTS - 0.0%
ITALY - 0.0%
Snia Spa                                                    4,500            191
                                                                    ------------
SPAIN - 0.0%
Acesa Infraestructuras SA                                   1,403            810
                                                                    ------------
TOTAL RIGHTS
(Cost $853)                                                                1,001
                                                                    ------------
SHORT TERM INVESTMENTS - 8.9%
UNITED STATES - 8.9%
AIM Short Term Investment Prime Portfolio                 407,541        407,541
AIM Treasury Fund                                         408,867        408,867
Federated Money Market Obligations Trust                  310,097        310,097
State Street Navigator Securities
  Lending Prime Portfolio (b)                           5,906,469      5,906,469
                                                                    ------------
                                                                       7,032,974
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $7,032,974)                                                      7,032,974
                                                                    ------------
TOTAL INVESTMENTS - 105.5%
(Cost $100,571,786)                                                   83,734,001
                                                                    ------------
OTHER ASSETS AND LIABILITIES (NET) - (5.5)%                           (4,380,782)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 79,353,219
                                                                    ============

(a)  Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.

ABBREVIATIONS
NPV - No Par Value
NV - Non-voting
VVPR Strip - Coupon which reduces withholding tax on dividends paid RNC - Non-Convertible Savings

See notes to financial statements.

                                                               December 31, 2002

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

     Drugs & Healthcare                                      10.2%
     Banks                                                    9.8%
     Oil & Gas                                                9.5%
     Finance                                                  8.7%
     Food & Beverages                                         7.1%
     Telecommunications                                       7.0%
     Utilities                                                4.6%
     Electronics                                              4.3%
     Insurance                                                3.5%
     Automobiles                                              3.5%
     Retail Trade                                             3.1%
     Chemicals                                                2.2%
     Business Services                                        2.0%
     Building Construction                                    2.0%
     Manufacturing                                            1.6%
     Transportation                                           1.6%
     Real Estate                                              1.3%
     Computer Services                                        1.2%
     Cosmetics & Toiletries                                   1.1%
     Leisure Time                                             1.1%
     Publishing                                               0.9%
     Machinery                                                0.8%
     Telephone                                                0.8%
     Tobacco                                                  0.8%
     Energy                                                   0.7%
     Miscellaneous                                            0.5%
     Paper                                                    0.5%
     Television                                               0.5%
     Air Travel                                               0.4%
     Apparel & Textiles                                       0.4%
     Electrical Equipment                                     0.4%
     Photography                                              0.4%
     Technology                                               0.4%
     Hotels & Restaurants                                     0.3%
     Steel                                                    0.3%
     Advertising                                              0.2%
     Aerospace                                                0.2%
     Consumer Services                                        0.2%
     Containers & Glass                                       0.2%
     Engineering                                              0.2%
     Forest Products                                          0.2%
     Consumer Durables                                        0.1%
     Consumer Non-Durables                                    0.1%
     Metals                                                   0.1%
     Travel                                                   0.1%
     Other (less than 0.1%)                                   1.5%
     Cash, receivables, and other assets,
       less liabilities                                       3.4%
                                                            -----
                                                            100.0%
                                                            =====

                                                        NUMBER
                                                          OF           UNREALIZED
                                                       CONTRACTS     (DEPRECIATION)
                                                      ------------    ------------
SCHEDULE OF FUTURES CONTRACTS (LONG)

SPI 200 Index Futures Expiration date 03/2003                   3     $        (75)
DAX Index Futures Expiration date 03/2003                       1           (3,760)
CAC 40 Euro Futures Expiration date 03/2003                     3             (469)
Hang Seng Index Futures Expiration date 02/2003                 4           (5,372)
TOPIX Index Futures Expiration date 03/2003                     6           (6,371)
Financial Times Stock Exchange 100 Index Futures
  Expiration date 03/2003                                       6             (278)
IBEX 35 Index Futures Expiration date 03/2003                   5           (8,374)
MIB 30 Index Futures Expiration date 03/2003                    1           (2,826)
OMX Index Futures Expiration date 02/2003                      49           (6,515)
                                                                      ------------
Total unrealized depreciation on open futures
  contracts purchased                                                 $    (34,040)
                                                                      ============

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
BOUGHT AUSTRALIAN DOLLAR
     Local Contract amount - 111,000
     USD Face value - 61,461
     USD Current value - 62,159
     Settlement Date - 02/21/2003; Unrealized Gain                       $        698
BOUGHT SWISS FRANC
     Local Contract amount - 883,000
     USD Face value - 609,129
     USD Current value - 639,160
     Settlement Date - 02/21/2003; Unrealized Gain                             30,031
SOLD SWISS FRANC
     Local Contract amount - 719,000
     USD Face value - 500,084
     USD Current value - 520,449
     Settlement Date - 02/21/2003; Unrealized Loss                            (20,364)
BOUGHT EURO
     Local Contract amount - 2,896,000
     USD Face value - 2,913,093
     USD Current value - 3,030,378
     Settlement Date - 02/21/2003; Unrealized Gain                            117,285
SOLD EURO
     Local Contract amount - 2,438,000
     USD Face value - 2,476,634
     USD Current value - 2,551,126
     Settlement Date - 02/21/2003; Unrealized Loss                            (74,492)
BOUGHT POUND STERLING
     Local Contract amount - 1,423,000
     USD Face value - 2,237,920
     USD Current value - 2,281,907
     Settlement Date - 02/21/2003; Unrealized Gain                             43,987
SOLD POUND STERLING
     Local Contract amount - 1,239,000
     USD Face value - 1,953,041
     USD Current value - 1,986,846
     Settlement Date - 02/21/2003; Unrealized Loss                            (33,805)
BOUGHT HONG KONG DOLLAR
     Local Contract amount - 896,000
     USD Face value - 114,803
     USD Current value - 114,873
     Settlement Date - 02/21/2003; Unrealized Gain                                 70

See notes to financial statements.

                                                               December 31, 2002

                                                        NUMBER
                                                          OF             UNREALIZED
                                                       CONTRACTS       (DEPRECIATION)
                                                      ------------      ------------
BOUGHT JAPANESE YEN
     Local Contract amount - 214,857,000
     USD Face value - 1,766,842
     USD Current value - 1,812,757
     Settlement Date - 02/21/2003; Unrealized Gain                       $     45,915
SOLD JAPANESE YEN
     Local Contract amount - 140,637,000
     USD Face value - 1,168,607
     USD Current value - 1,186,560
     Settlement Date - 02/21/2003; Unrealized Loss                            (17,953)
BOUGHT SWEDISH KRONA
     Local Contract amount - 1,242,000
     USD Face value - 136,424
     USD Current value - 142,341
     Settlement Date - 02/21/2003; Unrealized Gain                              5,917
                                                                         ------------
Net unrealized appreciation on
open forward foreign currency contracts                                  $     97,289
                                                                         ============

See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                  DECEMBER 31, 2002
ASSETS
Investments at market (identified cost $100,571,786) - including $5,606,291
  of securities on loan (Note 2)                                                                                       $ 83,734,001
Cash                                                                                                                        507,802
Foreign currency at market (cost $807,387)                                                                                  842,491
Unrealized appreciation on forward currency exchange contracts                                                               97,289
Receivables:
  Investments sold                                                                                   $       968
  Daily variation margin on futures contracts                                                              5,897
  Dividends and interest                                                                                  81,459
                                                                                                     -----------
    Total assets                                                                                                         85,269,907

LIABILITIES
Payables:
  Due upon return of securities loaned                                                                 5,906,469
  Management fees (Note 4)                                                                                10,219
                                                                                                     -----------
    Total liabilities                                                                                                     5,916,688
                                                                                                                       ------------
NET ASSETS                                                                                                             $ 79,353,219
                                                                                                                       ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $ 96,090,138
Net unrealized depreciation on investments, foreign currency translation, and futures contracts                         (16,736,919)
                                                                                                                       ------------
NET ASSETS                                                                                                             $ 79,353,219
                                                                                                                       ============

See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                FOR THE YEAR ENDED DECEMBER 31, 2002
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $237,273)                                                $  1,133,219
  Dividends (non-cash)                                                                                       58,794
  Interest                                                                                                   45,221
  Security lending income                                                                                    66,122
                                                                                                       ------------
    Total Investment Income                                                                               1,303,356

EXPENSES
Management fees (Note 4)                                                               $     97,988
                                                                                       ------------
  Total Expenses                                                                                             97,988
                                                                                                       ------------
NET INVESTMENT INCOME                                                                                     1,205,368
                                                                                                       ------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                                          (2,645,863)
  Futures contracts                                                                        (915,183)
                                                                                       ------------
                                                                                                         (3,561,046)
Net change in unrealized depreciation on:
  Investments and foreign currency translation                                           (7,278,649)
  Futures contracts                                                                         (99,817)
                                                                                       ------------
                                                                                                         (7,378,466)
                                                                                                       ------------
Net realized and unrealized loss                                                                        (10,939,512)
                                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $ (9,734,144)
                                                                                                       ============

See notes to financial statements

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR        FOR THE YEAR
                                                                                        ENDED               ENDED
                                                                                   DECEMBER 31, 2002  DECEMBER 31, 2001
                                                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                            $     1,205,368    $       921,121
  Net realized loss on investments and future contracts                                 (3,561,046)        (4,593,206)
  Net change in unrealized depreciation                                                 (7,378,466)       (11,748,974)
                                                                                   ---------------    ---------------
    Net decrease in net assets resulting from operations                                (9,734,144)       (15,421,059)
                                                                                   ---------------    ---------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                                           69,280,296         61,073,820
  Contributions in-kind                                                                 21,837,789                 --
  Fair value of withdrawals                                                            (62,601,360)       (72,701,931)
                                                                                   ---------------    ---------------
    Net increase (decrease) in net assets from capital transactions                     28,516,725        (11,628,111)
                                                                                   ---------------    ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                             18,782,581        (27,049,170)

NET ASSETS
  Beginning of year                                                                     60,570,638         87,619,808
                                                                                   ---------------    ---------------
  End of year                                                                      $    79,353,219    $    60,570,638
                                                                                   ===============    ===============

See notes to financial statements

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                               YEAR           YEAR          YEAR
                                                                               ENDED          ENDED         PERIOD
                                                                             12/31/02       12/31/01      12/31/00*
                                                                             ---------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                                   $  79,353     $   60,571     $   87,620
  Ratios to average net assets:
    Operating expenses                                                            0.15%          0.15%          0.15%+
    Net investment income                                                         1.85%          1.49%          0.81%+
  Portfolio turnover rate**                                                         13%            31%             8%++
  Total return(a)                                                               (16.05%)       (21.88%)        (0.80%)++

----------
*    The Portfolio commenced operations on November 13, 2000.
**   The Portfolio turnover rate excludes in-kind security transactions.
+    Annualized.
++   Not Annualized.
(a) Results represent past performance and are not indicative of future results.

See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                                                   NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 2002

1.  ORGANIZATION

    The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2002, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

    The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate bench mark weights.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

    SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

    All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

    FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

    FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

    The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

    FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change

                                                               December 31, 2002

    in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with Securities and Exchange Commission requirements.

    SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows:
    75% to the Portfolio and 25% to State Street. For the year ended
    December 31, 2002, the earned income for the Portfolio and State Street was $66,122 and $22,040, respectively.

    The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $5,606,291. The loans were collateralized with cash of $5,906,469, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio, an affiliated investment company.

3.  SECURITIES TRANSACTIONS

    For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions, aggregated to $15,867,957 and $8,000,937 respectively. The aggregate value of in-kind contributions was 21,837,789.

    At December 31, 2002, the cost of investments on a tax basis was $102,998,300. The aggregate gross unrealized appreciation and gross unrealized depreciation was $2,213,692 and $21,477,991, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.  RELATED PARTY FEES AND TRANSACTIONS

    The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

    Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment, at value, at December 31, 2002 is listed in the Portfolio of Investments.

                                                               December 31, 2002

                      STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS IN
                       POSITION(S)  TERM OF OFFICE                                     FUND COMPLEX
                       HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION               OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE FUND         TIME SERVED     DURING PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------- -----------  --------------  --------------------------------   -------------- ------------------------------
NON-INTERESTED
  TRUSTEES

Michael F. Holland     Trustee      Term:           Chairman, Holland & Company        14             Trustee, State Street
Age: 58                and          Indefinite      L.L.C. (investment adviser),                      Institutional Investment
375 Park Avenue        Chairman     Elected: 7/99   1995 to present                                   Trust; Director of the Holland
New York, NY 10152     of the                                                                         Series Fund, Inc.; and
                       Board                                                                          Director, The China Fund, Inc

William L. Boyan       Trustee      Term:           Trustee of Old Mutual South        14             Trustee, State Street
Age: 66                             Indefinite      Africa Master Trust 1997 to                       Institutional Investment
86 A Beacon Street                  Elected: 7/99   present (investments); Chairman,                  Trust; and Trustee, Old Mutual
Boston, MA 02108                                    Children's Hospital 1984 to                       South Africa Master Trust
                                                    current; Director Boston Plan
                                                    for Excellence, 1994 to current
                                                    (non-profit); President and
                                                    Chief Operations Officer, John
                                                    Hancock Mutual Life Insurance
                                                    Company, 1959 to 1999. Mr. Boyan
                                                    retired in 1999.

Rina K. Spence         Trustee      Term:           President of SpenceCare            14             Trustee, State Street
Age: 54                             Indefinite      International LLC 1998 to                         Institutional Investment
7 Acacia Street                     Elected: 7/99   present; Member of the Advisory                   Trust; Director of Berkshire
Cambridge, MA 02138                                 Board, Ingenium Corp., 2001 to                    Life Insurance Company of
                                                    present (technology company);                     America; and Director, IEmily.
                                                    Chief Executive Officer, IEmily.                  com (internet company)
                                                    com, 2000 to 2001 (internet
                                                    company); Chief Executive
                                                    Officer of Consesus
                                                    Pharmaceutical, Inc., 1998 to
                                                    1999; Founder, President, and
                                                    Chief Executive Officer of
                                                    Spence Center for Woman's
                                                    Health, 1994 to 1998; and
                                                    Trustee, Eastern Enterprise,
                                                    1988 to 2000 (utilities).

Douglas T. Williams    Trustee      Term:           Executive Vice President of        14             Trustee, State Street
Age: 62                             Indefinite      Chase Manhattan Bank, 1987 to                     Institutional Investment Trust
P.O. Box 5049                       Elected: 7/99   1999. Mr.Williams retired in
Boston, MA 02206                                    1999.

OFFICERS:

Kathleen C. Cuocolo    President    Term:           Executive Vice President of        --             --
Age: 50                             Indefinite      State Street Bank and Trust
Two Avenue de                       Elected: 5/00   Company since 2000; and Senior
Lafayette                                           Vice President of State Street
Boston, MA 02111                                    Bank and Trust Company, 1982 to
                                                    2000.

Janine L. Cohen        Treasurer    Term:           Senior Vice President of State     --             --
Age: 49                             Indefinite      Street Bank and Trust Company
Two Avenue de                       Elected: 5/00   since 2001; and Vice President
Lafayette                                           of State Street Bank and Trust
Boston, MA 02111                                    Company, 1992 to 2000.

Julie A. Tedesco       Secretary    Term:           Vice President and Counsel of      --             --
Age: 45                             Indefinite      State Street Bank & Trust
One Federal Street                  Elected: 5/00   Company since 2000; and Counsel
Boston, MA 02110                                    of First Data Investor Services
                                                    Group, Inc., 1994 to 2000.

                REPORT OF ERNST & YOUNG LLP,INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interests of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts and schedule of forward foreign currency contracts, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 7, 2003

[SSgA(R) FUNDS LOGO]


EQUITY FUNDS

DISCIPLINED EQUITY FUND

SMALL CAP FUND

CORE OPPORTUNITIES FUND

TUCKERMAN ACTIVE REIT FUND

SPECIAL EQUITY FUND

AGGRESSIVE EQUITY FUND

IAM SHARES FUND


SEMIANNUAL REPORT

FEBRUARY 28, 2003

                                  SSgA(R) FUNDS

                              DOMESTIC EQUITY FUNDS

                          SEMIANNUAL REPORT (UNAUDITED)

                                FEBRUARY 28, 2003


                                TABLE OF CONTENTS

                                                                                  PAGE
     Disciplined Equity Fund                                                        3

     Small Cap Fund                                                                11

     Core Opportunities Fund                                                       18

     Tuckerman Active REIT Fund                                                    24

     Special Equity Fund                                                           29

     Aggressive Equity Fund                                                        34

     IAM SHARES Fund                                                               40

     Notes to Statement of Net Assets                                              48

     Notes to Financial Statements                                                 49

     Disclosure of Information about Fund Trustees and Officers                    57

     Fund Management and Service Providers                                         61

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA
DISCIPLINED EQUITY FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        ---------         ------
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 13.8%
AOL Time Warner, Inc.(###)                                119,650          1,354
Autonation, Inc.(###)                                      12,900            171
Autozone, Inc.(###)                                         7,800            513
Best Buy Co., Inc.(###)                                     3,000             87
Black & Decker Corp.                                       12,000            440
Blockbuster, Inc. Class A                                   7,000            107
Cablevision Systems Corp. Class A(###)                      3,900             69
Clear Channel Communications, Inc.(###)                    39,800          1,453
Coach, Inc.(###)                                            8,800            314
Comcast Corp. Class A(###)                                 40,633          1,187
Comcast Corp. Class A(###)                                 11,500            323
Dana Corp.                                                 11,000             94
Eastman Kodak Co.                                          15,400            456
eBay, Inc.(###)                                            12,600            988
Federated Department Stores(###)                           20,500            523
Ford Motor Co.                                            145,150          1,208
Goodyear Tire & Rubber Co. (The)                           17,200             69
Harley-Davidson, Inc.                                      13,000            515
Hearst-Argyle Television, Inc.(###)                         2,300             51
Home Depot, Inc.                                           44,400          1,041
Hughes Electronics Corp. Class H(###)                      26,200            267
International Game Technology(###)                          8,600            676
JC Penney Co., Inc. Holding Co.                            32,700            649
Jones Apparel Group, Inc.(###)                             15,400            437
KB Home                                                     8,000            375
Knight-Ridder, Inc.                                         4,800            306
Lear Corp.(###)                                            10,600            403
Lennar Corp.                                                4,300            232
Liberty Media Corp. Class A(###)                           21,100            194
Limited Brands                                             24,300            289
Liz Claiborne, Inc.                                        12,100            341
Lowe's Cos., Inc.                                          14,200            558
Mattel, Inc.                                               24,100            514
May Department Stores Co. (The)                            31,400            616
McDonald's Corp.                                           21,000            286
MGM Mirage(###)                                             5,500            141
New York Times Co. Class A                                  7,000            325
Newell Rubbermaid, Inc.                                    15,200            429
NVR, Inc.(###)                                              1,500            498
Office Depot, Inc.(###)                                    21,100            248
Philadelphia Suburban Corp.                                 9,500            199
RadioShack Corp.                                           21,500            422
Reebok International, Ltd.(###)                            10,100            316
Rent-A-Center, Inc.(###)                                    3,500            175
Ross Stores, Inc.                                           4,200            144
Saks, Inc.(###)                                             8,400             65
Sherwin-Williams Co. (The)                                 21,300            569
Target Corp.                                                2,100             60
USA Interactive(###)                                        2,600             64
Viacom, Inc. Class B(###)                                  60,600          2,250
Wal-Mart Stores, Inc.                                     114,200          5,489
Walt Disney Co.                                            69,700          1,189
Whirlpool Corp.                                            12,100            596
                                                                          ------
                                                                          30,285
                                                                          ------
CONSUMER STAPLES - 8.4%
Altria Group, Inc.                                         75,600          2,922
Anheuser-Busch Cos., Inc.                                  11,400            530
Archer-Daniels-Midland Co.                                 22,400            244
Avon Products, Inc.                                        14,300            744
Campbell Soup Co.                                          20,900            433
Clorox Co.                                                  4,700            199
Coca-Cola Co. (The)                                        79,300          3,189
Colgate-Palmolive Co.                                      32,000          1,610
Constellation Brands, Inc. Class A(###)                     9,800            241
CVS Corp.                                                   6,000            149
Dial Corp. (The)                                            5,000             91
Gillette Co. (The)                                         15,000            453
Kimberly-Clark Corp.                                        2,800            128
Pepsi Bottling Group, Inc.                                 23,800            553
PepsiCo, Inc.                                              54,500          2,088
Procter & Gamble Co.                                       44,200          3,618
Systemco Corp.                                              2,200             60
Tyson Foods, Inc. Class A                                  47,800            440
Walgreen Co.                                               21,500            605
Winn-Dixie Stores, Inc.                                    15,900            194
                                                                          ------
                                                                          18,491
                                                                          ------
ENERGY - 6.1%
Ashland, Inc.                                               9,700            270
BJ Services Co.(###)                                          800             27
Burlington Resources, Inc.                                 13,400            621
ChevronTexaco Corp.                                        39,010          2,503
ConocoPhillips                                              2,900            147
Exxon Mobil Corp.                                         198,716          6,761
Halliburton Co.                                            41,000            831
Kinder Morgan, Inc.                                         7,400            337
Marathon Oil Corp.                                         22,100            510
Newfield Exploration Co.(###)                               2,700             92
Occidental Petroleum Corp.                                 35,300          1,055
XTO Energy, Inc.                                           10,900            275
                                                                          ------
                                                                          13,429
                                                                          ------
FINANCIALS - 19.6%
ACE, Ltd.                                                   5,100            141
Aflac, Inc.                                                33,500          1,047
AG Edwards, Inc.                                            4,200            112
AMBAC Financial Group, Inc.                                 4,500            220
American Express Co.                                       46,900          1,575
American International Group                               64,625          3,185
Bank of America Corp.                                      40,000          2,770
Bank of New York Co., Inc. (The)                            7,000            159

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        ---------         ------
Bank One Corp.                                             40,700          1,466
Bear Stearns Cos., Inc. (The)                              13,800            864
Capital One Financial Corp.                                16,700            517
Charles Schwab Corp. (The)                                 28,800            228
Charter One Financial, Inc.                                23,762            687
Comerica, Inc.                                             35,100          1,438
Equity Office Properties Trust (#)                          9,000            221
Fannie Mae                                                 44,400          2,846
Fidelity National Financial, Inc.                           7,400            243
FirstMerit Corp.                                            5,700            112
FleetBoston Financial Corp.                                73,000          1,793
Franklin Resources, Inc.                                   10,400            340
Freddie Mac                                                38,800          2,120
Goldman Sachs Group, Inc.                                   3,300            229
Greenpoint Financial Corp.                                 16,300            692
Hibernia Corp. Class A                                      3,200             58
Household International, Inc.                              19,100            533
Investors Financial Services Corp.                          1,900             48
Janus Capital Group, Inc.                                   8,600            102
John Hancock Financial Services, Inc.                       6,000            169
JP Morgan Chase & Co.                                      62,700          1,422
Keycorp                                                     6,800            161
Lehman Brothers Holdings, Inc.                             17,100            947
Lincoln National Corp.                                      4,100            116
MBNA Corp.                                                 45,450            629
Mellon Financial Corp.                                     13,700            308
Merrill Lynch & Co., Inc.                                  27,700            944
Metlife, Inc.                                              45,500          1,191
MGIC Investment Corp.                                       8,800            347
Morgan Stanley                                             14,000            516
National City Corp.                                        50,000          1,381
North Fork BanCorp., Inc.                                   5,700            184
Old Republic International Corp.                            7,900            216
PMI Group, Inc. (The)                                      10,200            276
Progressive Corp. (The)                                    22,300          1,160
Protective Life Corp.                                      36,200            982
Provident Financial Group, Inc.                            31,700            915
Providian Financial Corp.(###)                             59,600            364
T Rowe Price Group, Inc.                                    2,800             72
UnumProvident Corp.                                        26,600            346
US Bancorp                                                103,400          2,163
Wachovia Corp.                                             38,500          1,366
Washington Mutual, Inc.                                    42,878          1,481
Wells Fargo & Co.                                          35,500          1,610
                                                                          ------
                                                                          43,012
                                                                          ------
HEALTH CARE - 14.9%
Abbott Laboratories                                        38,300          1,364
Aetna, Inc.                                                 3,000            126
Allergan, Inc.                                              2,700            173
Amgen, Inc.(###)                                           45,688          2,496
Anthem, Inc.(###)                                           7,100            423
Applera Corp. - Applied
  BioSystems Group                                          7,800            143
Boston Scientific Corp.(###)                                3,300            146
Bristol-Myers Squibb Co.                                   46,500          1,083
Cardinal Health, Inc.                                       8,600            493
Chiron Corp.(###)                                           6,500            237
CR Bard, Inc.                                               4,800            284
Eli Lilly & Co.                                            28,100          1,589
Forest Laboratories, Inc.(###)                             10,200            508
Guidant Corp.                                               7,600            272
ICN Pharmaceuticals, Inc.                                  10,200             98
Johnson & Johnson                                          93,530          4,906
King Pharmaceuticals, Inc.(###)                             6,200            104
Medimmune, Inc.(###)                                        2,600             78
Medtronic, Inc.                                            30,700          1,372
Merck & Co., Inc.                                          72,200          3,809
Mylan Laboratories                                          4,200            120
Pfizer, Inc.                                              181,475          5,412
Pharmacia Corp.                                            35,900          1,483
Schering-Plough Corp.                                      47,800            861
St. Jude Medical, Inc.(###)                                35,000          1,599
Tenet Healthcare Corp.(###)                                20,200            367
UnitedHealth Group, Inc.                                   11,300            937
Watson Pharmaceuticals, Inc.(###)                           6,500            201
WebMD Corp.(###)                                           18,600            178
WellPoint Health Networks(###)                             15,700          1,068
Wyeth                                                      12,300            434
Zimmer Holdings, Inc.(###)                                  4,700            209
                                                                          ------
                                                                          32,573
                                                                          ------
INDUSTRIALS - 11.8%
3M Co.                                                     20,100          2,520
Alliance Data Systems Corp.(###)                            8,700            144
American Standard Cos., Inc.(###)                           1,500            103
Apollo Group, Inc. Class A(###)                             7,700            357
Automatic Data Processing                                  33,200          1,079
Boeing Co. (The)                                           15,900            438
Burlington Northern Santa Fe Corp.                         34,500            863
Cendant Corp.(###)                                         43,300            533
CNF, Inc.                                                  27,000            777
Cooper Industries, Ltd. Class A                             3,300            125
Danaher Corp.                                              11,300            735
Deere & Co.                                                 9,500            393
Dover Corp.                                                21,800            556
Emerson Electric Co.                                        9,600            452
FedEx Corp.                                                 8,300            427
First Data Corp.                                           39,800          1,379
Fiserv, Inc.(###)                                           6,500            207
General Dynamics Corp.                                      6,600            391
General Electric Co.                                      326,500          7,853
H&R Block, Inc.                                             5,700            231
Honeywell International, Inc.                               9,700            222
Ingersoll-Rand Co. Class A                                 16,200            639

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          -------        -------
L-3 Communications Holdings, Inc.(###)                     10,300            372
Lockheed Martin Corp.                                      11,700            535
Pentair, Inc.                                               6,500            236
Precision Castparts Corp.                                   6,300            149
RR Donnelley & Sons Co.                                    11,800            215
Tyco International, Ltd.                                   65,900            975
United Parcel Service, Inc. Class B                        20,400          1,174
United Technologies Corp.                                  28,400          1,664
WW Grainger, Inc.                                           4,400            203
                                                                         -------
                                                                          25,947
                                                                         -------
INFORMATION TECHNOLOGY - 14.7%
Adobe Systems, Inc.                                         4,600            127
Amkor Technology, Inc.(###)                                14,600             69
Applied Materials, Inc.(###)                               52,400            680
BMC Software, Inc.(###)                                    18,300            355
Cisco Systems, Inc.(###)                                  239,400          3,347
Citrix Systems, Inc.(###)                                  16,000            192
Computer Associates International, Inc.                    32,700            437
Compuware Corp.(###)                                       26,100             96
Dell Computer Corp.(###)                                   77,600          2,092
EMC Corp.(###)                                             63,500            469
Fair Isaac & Co., Inc.                                      7,300            357
Hewlett-Packard Co.                                        76,463          1,212
Ingram Micro, Inc. Class A(###)                            16,700            173
Integrated Circuit Systems, Inc.(###)                       7,500            179
Intel Corp.                                               239,800          4,137
International Business Machines Corp.                      50,300          3,921
Intuit, Inc.(###)                                           2,400            114
Kla-Tencor Corp.(###)                                       3,800            136
Lexmark International, Inc.(###)                            4,900            306
Linear Technology Corp.                                    13,600            417
LSI Logic Corp.(###)                                       11,900             53
Maxim Integrated Products                                   1,900             66
Microchip Technology, Inc.                                  2,800             71
Microsoft Corp.                                           308,200          7,305
Motorola, Inc.                                             55,400            466
National Semiconductor Corp.(###)                           3,700             63
Oracle Corp.(###)                                         151,100          1,807
Peoplesoft, Inc.(###)                                      11,400            195
QLogic Corp.(###)                                           3,600            127
Qualcomm, Inc.                                             27,900            965
Siebel Systems, Inc.(###)                                   8,400             72
Storage Technology Corp.(###)                               4,700            109
Sun MicroSystems, Inc.(###)                                89,300            307
Symantec Corp.(###)                                         2,400             97
Texas Instruments, Inc.                                    33,400            559
Veritas Software Corp.(###)                                 3,700             63
Vishay Intertechnology, Inc.(###)                          11,900            120
Xerox Corp.(###)                                           11,000             99
Xilinx, Inc.(###)                                          11,300            259
Yahoo, Inc.(###)                                           22,600            471
                                                                         -------
                                                                          32,090
                                                                         -------
MATERIALS - 2.3%
Alcoa, Inc.                                                 2,600             53
Ball Corp.                                                 10,000            533
Eastman Chemical Co.                                       18,900            608
Freeport-McMoRan Copper & Gold, Inc.
  Class B(###)                                             30,700            523
Georgia-Pacific Corp.                                      42,400            636
Lubrizol Corp.                                              4,300            124
Monsanto Co.                                               29,313            481
Newmont Mining Corp.                                        4,700            128
Nucor Corp.                                                 6,300            262
PPG Industries, Inc.                                        4,000            186
Praxair, Inc.                                               5,900            312
Sealed Air Corp.(###)                                       9,500            345
Smurfit-Stone Container Corp.(###)                         55,900            740
                                                                         -------
                                                                           4,931
                                                                         -------
TELECOMMUNICATION SERVICES - 3.6%
AT&T Corp.                                                 25,940            481
AT&T Wireless Services, Inc.(###)                          76,956            455
BellSouth Corp.                                            42,500            921
CenturyTel, Inc.                                            2,000             55
Citizens Communications Co.(###)                           17,500            172
Nextel Communications, Inc. Class A(###)                   51,700            728
SBC Communications, Inc.                                   96,918          2,016
Sprint Corp.-PCS Group(###)                                98,300            389
Verizon Communications, Inc.                               74,600          2,580
                                                                         -------
                                                                           7,797
                                                                         -------
UTILITIES - 1.8%
American Electric Power Co., Inc.                          10,300            224
Centerpoint Energy, Inc.                                    6,500             30
Cinergy Corp.                                               6,500            209
DPL, Inc.                                                  18,500            224
Duke Energy Corp.                                          23,100            312
Edison International(###)                                   7,200             89
Exelon Corp.                                               15,300            752
FirstEnergy Corp.                                          10,258            303
FPL Group, Inc.                                             2,100            118
Nicor, Inc.                                                 1,100             33
Northeast Utilities                                        12,900            181
Peoples Energy Corp.                                        7,000            251
PG&E Corp.(###)                                             9,000            115
PPL Corp.                                                   3,900            137
Progress Energy, Inc.                                       8,300            323
Public Service Enterprise Group, Inc.                       6,700            232
Sempra Energy                                               6,400            148
Southern Co. (The)                                         12,000            339
                                                                         -------
                                                                           4,020
                                                                         -------
TOTAL COMMON STOCKS
(cost $284,752)                                                          212,575
                                                                         -------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                           (000)          (000)
                                                             $              $
                                                        ---------        -------
SHORT-TERM INVESTMENTS - 2.9%
Federated Investors Prime Cash
  Obligation Fund(++)                                       3,216          3,216
Short-Term Investment Co. PLC(++)                           2,155          2,155
United States Treasury Bill (~)(@@)(!!)
  1.180% due 03/13/03                                         950            950
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,321)                                                              6,321
                                                                         -------
TOTAL INVESTMENTS - 99.9%
(identified cost $291,073)                                               218,896

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                   191
                                                                         -------
NET ASSETS - 100.0%                                                      219,087
                                                                         =======

                                                                          UNREALIZED
                                                          NOTIONAL       APPRECIATION
                                                           AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                          (000)            (000)
(NUMBER OF CONTRACTS)                                        $                $
                                                          --------       -------------
LONG POSITIONS
S&P 500 Index
  expiration date 03/03 (21)                                4,415                 (191)
                                                                         -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                             (191)
                                                                         =============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
DISCIPLINED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $5,788),(identified cost $291,073)                         $  218,896
Receivables:
   Dividends and interest                                                                                                414
   Fund shares sold                                                                                                      121
   Daily variation margin on futures contracts                                                                            14
Prepaid expenses                                                                                                           2
Investments of securities lending collateral in money market funds, at cost and market value                           6,072
                                                                                                                  ----------

      Total assets                                                                                                   225,519

LIABILITIES
Payables:
   Accrued fees to affiliates                                                                     $      263
   Fund shares redeemed                                                                                   77
   Other accrued expenses                                                                                 20
Payable upon return of securities loaned                                                               6,072
                                                                                                  ----------

      Total liabilities                                                                                                6,432
                                                                                                                  ----------

NET ASSETS                                                                                                        $  219,087
                                                                                                                  ==========
NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      628
Accumulated net realized gain (loss)                                                                                 (88,188)
Unrealized appreciation (depreciation) on:
   Investments                                                                                                       (72,177)
   Futures contracts                                                                                                    (191)
Shares of beneficial interest                                                                                             33
Additional paid-in capital                                                                                           378,982
                                                                                                                  ----------

NET ASSETS                                                                                                        $  219,087
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($219,087,040 divided by 32,650,410 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $     6.71
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
DISCIPLINED EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $    2,321
   Interest                                                                                                                7
   Securities lending income                                                                                               6
                                                                                                                  ----------

      Total investment income                                                                                          2,334

EXPENSES
   Advisory fees                                                                                  $      726
   Administrative fees                                                                                    49
   Custodian fees                                                                                         33
   Distribution fees                                                                                      28
   Transfer agent fees                                                                                    21
   Professional fees                                                                                      10
   Shareholder servicing fees                                                                             66
   Trustees' fees                                                                                          9
   Miscellaneous                                                                                          10
                                                                                                  ----------

   Expenses before reductions                                                                            952
   Expense reductions                                                                                   (481)
                                                                                                  ----------

      Expenses, net                                                                                                      471
                                                                                                                  ----------

Net investment income (loss)                                                                                           1,863
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                       (23,032)
   Futures contracts                                                                                    (137)        (23,169)
                                                                                                  ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                         1,239
   Futures contracts                                                                                    (421)            818
                                                                                                  ----------      ----------

Net realized and unrealized gain (loss)                                                                              (22,351)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $  (20,488)
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
DISCIPLINED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $           1,863    $           2,982
   Net realized gain (loss)                                                                       (23,169)              (7,397)
   Net change in unrealized appreciation (depreciation)                                               818              (43,816)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                       (20,488)             (48,231)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                      (1,812)              (2,593)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                  (30,595)              38,982
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                       (52,895)             (11,842)

NET ASSETS
   Beginning of period                                                                            271,982              283,824
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $628 and $577, respectively)                                                      $         219,087    $         271,982
                                                                                        =================    =================

  See accompanying notes which are an integral part of the financial statements.

SSgA
DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                  --------------------------------------------------------------
                                                        2003*        2002         2001         2000         1999         1998
                                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     7.36   $     8.83   $    17.01   $    17.51   $    15.68   $    18.41
                                                     ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                          .05          .09          .04          .05          .09          .17
   Net realized and unrealized gain (loss)                 (.65)       (1.48)       (3.76)        1.96         4.42          .29
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                  (.60)       (1.39)       (3.72)        2.01         4.51          .46
                                                     ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                              (.05)        (.08)        (.04)        (.06)        (.10)        (.19)
   From net realized gain                                    --           --        (4.42)       (2.45)       (2.58)       (3.00)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total distributions                                  (.05)        (.08)       (4.46)       (2.51)       (2.68)       (3.19)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $     6.71   $     7.36   $     8.83   $    17.01   $    17.51   $    15.68
                                                     ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                       (8.22)      (15.93)      (26.74)       14.19        32.83         2.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)             219,087      271,982      283,824      418,551      557,029      445,077

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                           .38          .46          .91          .91          .78          .69
      Operating expenses, gross (d)                         .77          .96         1.02          .96          .94          .97
      Net investment income                                1.51         1.01          .35          .28          .52          .97

   Portfolio turnover rate (%)(b)                         11.74        20.50       124.98       149.82       130.98       133.63

*   For the six months ended February 28, 2003 (Unaudited).
(a) For periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

See accompanying notes which are an integral part of the financial statements.

SSgA
SMALL CAP FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 13.9%
Action Performance Cos., Inc.                           40,100               662
AnnTaylor Stores Corp.###                               86,800             1,684
Aztar Corp.###                                          77,000               911
Blyth, Inc.                                             41,700             1,036
Boyd Gaming Corp.###                                    43,700               547
CBRL Group, Inc.                                        82,300             2,197
Genesco, Inc.###                                        64,500               880
GTECH Holdings Corp.###                                121,500             3,536
Hughes Supply, Inc.                                     77,600             1,800
Jo-Ann Stores, Inc.###                                  47,500               955
Kellwood Co.                                            47,900             1,226
La-Z-Boy, Inc.                                         106,300             1,887
Papa John's International, Inc.###                     106,400             2,529
PEP Boys-Manny Moe & Jack                              210,600             1,902
Regis Corp.                                            108,800             2,535
Westwood One, Inc.###                                  126,000             4,198
Wolverine World Wide, Inc.                             153,200             2,580
                                                                 ---------------
                                                                          31,065
                                                                 ---------------

CONSUMER STAPLES - 2.8%
Chattem, Inc.###                                        38,400               596
Corn Products International, Inc.                       88,000             2,644
Dole Food Co.                                           20,700               679
NBTY, Inc.###                                          134,700             2,408
                                                                 ---------------
                                                                           6,327
                                                                 ---------------

ENERGY - 3.0%
Chesapeake Energy Corp.                                196,300             1,594
Denbury Resources Inc.###                               55,500               637
Patina Oil & Gas Corp.                                  67,375             2,242
Veritas DGC, Inc.###                                   278,200             2,212
                                                                 ---------------
                                                                           6,685
                                                                 ---------------

FINANCIALS - 20.9%
Anworth Mortgage Asset Corp.                           109,900             1,374
BankAtlantic Bancorp, Inc. Class A                     170,600             1,547
Bedford Property Investors#                             55,200             1,403
Capital Automotive REIT#                                89,800             2,239
CBL & Associates Properties, Inc.#                     113,900             4,540
Chittenden Corp.                                        27,000               714
Commercial Federal Corp.                               112,200             2,499
Community First Bankshares, Inc.                        48,300             1,197
Corus Bankshares, Inc.                                  23,500             1,026
Dime Community Bancshares                              112,800             2,421
Federal Agricultural Mortgage Corp.
   Class C###                                           22,700               546
Financial Federal Corp.###                              49,300             1,249
First Bancorp Puerto Rico                               57,450             1,440
FirstFed Financial Corp.###                             77,600             2,328
Flagstar Bancorp, Inc.                                  13,000               315
Greater Bay Bancorp                                    136,900             2,192
Hilb Rogal & Hamilton Co.                               35,800             1,064
IMPAC Mortgage Holdings, Inc.#                         362,700             4,338
Independence Community Bank                              7,700               200
Irwin Financial Corp.                                  141,600             2,563
Landamerica Financial Group, Inc.                       89,500             3,374
MAF Bancorp, Inc.                                       17,700               604
Netbank, Inc.                                          103,600               985
Odyssey Re Holdings Corp.                               35,200               635
PFF Bancorp, Inc.                                       14,400               462
R&G Financial Corp. Class B                             88,900             1,978
Republic Bancorp, Inc.                                  79,453               977
Sterling Bancshares, Inc.                              127,150             1,582
UICI###                                                 89,700               901
                                                                 ---------------
                                                                          46,693
                                                                 ---------------

HEALTH CARE - 13.5%
Alpharma, Inc. Class A                                 188,700             3,161
Applera Corp. - Celera Genomics
   Group###                                             66,000               545
Biosite, Inc.###                                        63,100             1,973
CV Therapeutics, Inc.###                                96,900             1,709
Edwards Lifesciences Corp.###                          169,700             4,516
Enzon Pharmaceuticals, Inc.###                          28,200               354
Fisher Scientific International###                      95,900             2,755
Idexx Laboratories, Inc.###                             78,700             2,869
Immucor, Inc.###                                        38,850               767
Inamed Corp.###                                         21,300               694
Neurocrine Biosciences, Inc.###                         22,000               927
Noven Pharmaceuticals, Inc.###                          62,800               682
NPS Pharmaceuticals, Inc.###                            40,300               700
Pharmaceutical Product
   Development, Inc.###                                 69,300             2,174
Pharmaceutical Resources, Inc.###                       79,000             2,959
PSS World Medical, Inc.###                             178,000             1,159
Sangstat Medical Corp.###                               77,100               645
Steris Corp.###                                         63,900             1,613
                                                                 ---------------
                                                                          30,202
                                                                 ---------------

INDUSTRIALS - 18.4%
Actuant Corp. Class A###                                61,200             2,264
AGCO Corp.                                              24,300               395
Airborne, Inc.                                         198,000             2,780
Angelica Corp.                                          39,400               711
Armor Holdings, Inc.###                                118,300             1,331
Atlantic Coast Airlines Holdings, Inc.###              131,300               827
Briggs & Stratton                                       39,000             1,541
Carlisle Cos., Inc.                                    100,700             4,291
Dycom Industries, Inc.###                              179,400             1,873
EGL, Inc.###                                            77,900               983
Engineered Support Systems, Inc.                        99,500             3,593
Esterline Technologies Corp.###                         57,800               993
FTI Consulting, Inc.###                                 51,500             2,215

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
Headwaters, Inc.###                                    107,000             1,500
Intermagnetics General Corp.###                         35,600               603
Oshkosh Truck Corp.                                     27,800             1,699
Pittston Brink's Group                                  29,200               414
Precision Castparts Corp.                              102,900             2,428
Ryder System, Inc.                                     165,800             3,762
Tetra Tech, Inc.###                                    107,600             1,416
Thomas & Betts Corp.###                                133,100             2,014
Trinity Industries, Inc.                               124,700             2,021
United Stationers, Inc.###                              71,400             1,487
                                                                 ---------------
                                                                          41,141
                                                                 ---------------

INFORMATION TECHNOLOGY - 19.8%
Adtran, Inc.###                                         37,500             1,207
Aeroflex, Inc.###                                      210,300             1,281
Analogic Corp.                                           7,600               345
AnSystem, Inc.###                                       87,900             2,089
Benchmark Electronics, Inc.###                          84,300             2,937
CACI International, Inc. Class A###                     17,600               596
Cognizant Technology Solutions Corp.###                 20,100             1,411
Electronics for Imaging###                             199,800             3,315
Entegris, Inc.###                                      119,600             1,357
ESS Technology###                                      342,400             2,219
Filenet Corp.###                                        74,000               929
Flir Systems, Inc.###                                   33,000             1,459
Foundry Networks, Inc.###                              100,800               894
Global Imaging Systems, Inc.###                         83,100             1,538
IKON Office Solutions, Inc.                            307,900             2,158
Integrated Circuit Systems, Inc.###                     74,200             1,770
j2 Global Communications, Inc.###                       83,400             1,992
JDA Software Group, Inc.###                             86,100             1,023
Kronos, Inc.###                                         56,950             2,263
NETIQ Corp.###                                         216,000             2,661
Overture Services, Inc.###                              60,200               958
Pericom Semiconductor Corp.###                          60,500               526
Pinnacle Systems, Inc.###                              108,300             1,052
Pioneer Standard Electronics                            65,100               554
Renaissance Learning, Inc.###                           40,900               693
Sandisk Corp.###                                        48,100               802
Take-Two Interactive Software###                        89,000             1,861
WebEx Communications, Inc.###                           34,200               379
Websense, Inc.###                                       90,100             1,276
Western Digital Corp.###                               342,200             2,782
                                                                 ---------------
                                                                          44,327
                                                                 ---------------

MATERIALS - 2.5%
Airgas, Inc.###                                        204,900             3,586
Hecla Mining Co.###                                    124,400               473
Jarden Corp.###                                         17,200               461
RPM International, Inc.                                117,900             1,179
                                                                 ---------------
                                                                           5,699
                                                                 ---------------

UTILITIES - 3.3%
Cleco Corp.                                            115,900             1,355
Commonwealth Telephone
   Enterprises, Inc.###                                 21,200               801
Energen Corp.                                           26,700               812
Northwest Natural Gas Co.                               18,100               443
Oneok, Inc.                                            164,900             2,841
Sierra Pacific Resources                               379,800             1,136
                                                                 ---------------
                                                                           7,388
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $246,759)                                                          219,527
                                                                 ---------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                      $
                                               ---------------
SHORT-TERM INVESTMENTS - 3.4%
Federated Investors Prime Cash
   Obligation Fund++                                     6,975             6,975
Short-Term Investment Co. PLC++                             91                91
United States Treasury Bill ~@@!!
   1.140% due 03/13/03                                     275               275
United States Treasury Bill ~@@!!
   1.150% due 03/13/03                                     200               200
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,541)                                                              7,541
                                                                 ---------------

TOTAL INVESTMENTS - 101.5%
(identified cost $254,300)                                               227,068
                                                                 ---------------

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                                              (3,319)
                                                                 ---------------

NET ASSETS - 100.0%                                                      223,749
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                   (000)             (000)
(NUMBER OF CONTRACTS)                                 $                 $
                                               ---------------   ---------------
LONG POSITIONS
Russell 2000(R) Index
   expiration date 03/03 (22)                            3,966               (71)
                                                                 ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       (71)
                                                                 ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA
SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $45,925),(identified cost $254,300)                        $  227,068
Receivables:
   Dividends and interest                                                                                                122
   Fund shares sold                                                                                                       31
Prepaid expenses                                                                                                           1
Investments of securities lending collateral in money market funds, at cost and market value                          48,657
                                                                                                                  ----------

      Total assets                                                                                                   275,879

LIABILITIES
Payables:
   Fund shares redeemed                                                                           $    3,140
   Accrued fees to affiliates                                                                            311
   Other accrued expenses                                                                                 20
   Daily variation margin on futures contracts                                                             2
Payable upon return of securities loaned                                                              48,657
                                                                                                  ----------

      Total liabilities                                                                                               52,130
                                                                                                                  ----------

NET ASSETS                                                                                                        $  223,749
                                                                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      294
Accumulated net realized gain (loss)                                                                                 (52,750)
Unrealized appreciation (depreciation) on:
   Investments                                                                                                       (27,232)
   Futures contracts                                                                                                     (71)
Shares of beneficial interest                                                                                             13
Additional paid-in capital                                                                                           303,495
                                                                                                                  ----------

NET ASSETS                                                                                                        $  223,749
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($223,749,375 divided by 13,380,672 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $    16.72
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
SMALL CAP FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $    1,752
   Securities lending income                                                                                             108
   Interest                                                                                                                2
                                                                                                                  ----------

      Total investment income                                                                                          1,862

EXPENSES
   Advisory fees                                                                                  $      915
   Administrative fees                                                                                    50
   Custodian fees                                                                                         35
   Distribution fees                                                                                      37
   Transfer agent fees                                                                                    35
   Professional fees                                                                                      14
   Registration fees                                                                                      18
   Shareholder servicing fees                                                                            179
   Trustees' fees                                                                                          9
   Miscellaneous                                                                                          18
                                                                                                  ----------

      Expenses, net                                                                                                    1,310
                                                                                                                  ----------

Net investment income (loss)                                                                                             552
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                       (16,937)
   Futures contracts                                                                                    (459)        (17,396)
                                                                                                  ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                        (7,462)
   Futures contracts                                                                                      (8)         (7,470)
                                                                                                  ----------      ----------

Net realized and unrealized gain (loss)                                                                              (24,866)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $  (24,314)
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             552    $              23
   Net realized gain (loss)                                                                       (17,396)              (4,930)
   Net change in unrealized appreciation (depreciation)                                            (7,470)             (23,603)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                       (24,314)             (28,510)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                        (281)                (285)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                  (18,628)              41,317
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                       (43,223)              12,522

NET ASSETS
   Beginning of period                                                                            266,972              254,450
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $294 and $23, respectively)                                                       $         223,749    $         266,972
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                  --------------------------------------------------------------
                                                        2003*        2002         2001         2000         1999         1998
                                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    18.41   $    19.60   $    22.69   $    17.75   $    15.96   $    22.11
                                                     ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)                          .04           --          .02         (.01)         .03          .02
   Net realized and unrealized gain (loss)                (1.71)       (1.17)       (3.11)        4.96         1.78        (4.54)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                 (1.67)       (1.17)       (3.09)        4.95         1.81        (4.52)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                              (.02)        (.02)          --         (.01)        (.02)        (.04)
   From net realized gain                                    --           --           --           --           --        (1.59)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total distributions                                  (.02)        (.02)          --         (.01)        (.02)       (1.63)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $    16.72   $    18.41   $    19.60   $    22.69   $    17.75   $    15.96
                                                     ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                       (9.08)       (5.95)      (13.61)       27.92        11.35       (22.32)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)             223,749      266,972      254,450      359,779      352,013      344,630

   Ratios to average net assets (%)(c):
      Operating expenses                                   1.07         1.08         1.07         1.07         1.07         1.04
      Net investment income                                 .45          .01          .12         (.05)         .17          .10

   Portfolio turnover rate (%)(b)                         61.43        80.16       157.27       156.41       110.82        86.13

*   For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

  See accompanying notes which are an integral part of the financial statements.

SSgA
CORE OPPORTUNITIES FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 10.2%
Clear Channel Communications, Inc.###                  164,700             6,013
COX Communications, Inc. Class A###                     89,100             2,642
Delphi Corp.                                           273,900             2,117
Home Depot, Inc.                                        96,550             2,264
Omnicom Group                                           68,950             3,653
TJX Cos., Inc.                                         169,200             2,719
Univision Communications, Inc.
   Class A###                                          164,200             4,067
Wal-Mart Stores, Inc.                                  208,200            10,006
                                                                 ---------------
                                                                          33,481
                                                                 ---------------

CONSUMER STAPLES - 9.2%
Anheuser-Busch Cos., Inc.                               65,300             3,036
Coca-Cola Co. (The)                                    152,250             6,123
Colgate-Palmolive Co.                                   75,550             3,801
Estee Lauder Cos., Inc. (The) Class A                   54,000             1,515
Gillette Co. (The)                                     151,500             4,574
Kimberly-Clark Corp.                                   105,400             4,830
PepsiCo, Inc.                                           85,000             3,257
Systemco Corp.                                         107,800             2,924
                                                                 ---------------
                                                                          30,060
                                                                 ---------------

ENERGY - 9.1%
Baker Hughes, Inc.                                     182,400             5,658
EOG Resources, Inc.                                     98,600             4,072
Exxon Mobil Corp.                                      266,150             9,054
Nabors Industries, Ltd.###                             184,300             7,307
Noble Corp.###                                          99,650             3,617
                                                                 ---------------
                                                                          29,708
                                                                 ---------------

FINANCIALS - 17.2%
American Express Co.                                   210,300             7,062
American International Group                           104,100             5,131
Bank of America Corp.                                  124,550             8,624
Capital One Financial Corp.                            117,100             3,627
Citigroup, Inc.                                        321,250            10,711
Hartford Financial Services Group, Inc.                107,850             3,897
Marsh & McLennan Cos., Inc.                            156,650             6,376
Morgan Stanley                                         116,300             4,286
Wells Fargo & Co.                                      145,200             6,585
                                                                 ---------------
                                                                          56,299
                                                                 ---------------

HEALTH CARE - 15.3%
Amgen, Inc.###                                          94,900             5,185
Applera Corp. -
   Applied BioSystems Group                            266,400             4,888
Baxter International, Inc.                              97,950             2,781
Eli Lilly & Co.                                         62,600             3,541
HCA, Inc.                                              120,000             4,949
Invitrogen Corp.###                                    113,550             3,525
Johnson & Johnson                                       57,950             3,039
Merck & Co., Inc.                                      121,150             6,391
Pfizer, Inc.                                           260,700             7,774
Pharmacia Corp.                                         94,800             3,917
Stryker Corp.                                           59,200             3,860
                                                                 ---------------
                                                                          49,850
                                                                 ---------------

INDUSTRIALS - 13.4%
3M Co.                                                  51,550             6,463
Automatic Data Processing                              162,500             5,281
Avery Dennison Corp.                                    90,650             5,203
Burlington Northern Santa Fe Corp.                     137,150             3,429
Danaher Corp.                                           61,250             3,982
General Dynamics Corp.                                  67,000             3,970
General Electric Co.                                   400,600             9,634
Lockheed Martin Corp.                                   60,650             2,773
Norfolk Southern Corp.                                 168,400             3,210
                                                                 ---------------
                                                                          43,945
                                                                 ---------------

INFORMATION TECHNOLOGY - 15.1%
Analog Devices, Inc.###                                 86,850             2,533
Applied Materials, Inc.###                             186,150             2,416
Cisco Systems, Inc.###                                 419,600             5,866
Dell Computer Corp.###                                 180,850             4,876
Flextronics International, Ltd.###                     381,850             3,314
Intel Corp.                                            221,950             3,829
International Business Machines Corp.                  130,050            10,138
Microsoft Corp.                                        551,900            13,081
Oracle Corp.###                                        280,300             3,352
                                                                 ---------------
                                                                          49,405
                                                                 ---------------

MATERIALS - 1.2%
Ecolab, Inc.                                            82,350             4,039
                                                                 ---------------

TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                                           131,350             5,703
SBC Communications, Inc.                               243,050             5,055
                                                                 ---------------
                                                                          10,758
                                                                 ---------------

UTILITIES - 1.9%
Entergy Corp.                                          136,500             6,218
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $413,902)                                                          313,763
                                                                 ---------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS - 3.0%
AIM Short Term Investment
   Prime Portfolio++                                 5,149,963             5,150
Federated Government
   Obligations Fund++                                4,545,065             4,545
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,695)                                                              9,695
                                                                 ---------------

TOTAL INVESTMENTS - 98.9%
(identified cost $423,597)                                               323,458

OTHER ASSETS AND LIABILITIES,
NET - 1.1%                                                                 3,592
                                                                 ---------------

NET ASSETS - 100.0%                                                      327,050
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
CORE OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $11,218),(identified cost $423,597)                        $  323,458
Receivables:
   Dividends                                                                                                             529
   Fund shares sold                                                                                                    3,443
Prepaid expenses                                                                                                           1
Investments of securities lending collateral in money market funds, at cost and market value                          11,650
                                                                                                                  ----------

      Total assets                                                                                                   339,081

LIABILITIES
Payables:
   Fund shares redeemed                                                                           $      113
   Accrued fees to affiliates                                                                            258
   Other accrued expenses                                                                                 10
Payable upon return of securities loaned                                                              11,650
                                                                                                  ----------

      Total liabilities                                                                                               12,031
                                                                                                                  ----------

NET ASSETS                                                                                                        $  327,050
                                                                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      429
Accumulated net realized gain (loss)                                                                                 (72,994)
Unrealized appreciation (depreciation) on investments                                                               (100,139)
Shares of beneficial interest                                                                                             23
Additional paid-in capital                                                                                           499,731
                                                                                                                  ----------

NET ASSETS                                                                                                        $  327,050
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($327,049,600 divided by 22,825,821 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $    14.33
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
CORE OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $    2,492
   Securities lending income                                                                                               9
                                                                                                                  ----------

      Total investment income                                                                                          2,501

EXPENSES
   Advisory fees                                                                                  $    1,310
   Administrative fees                                                                                    66
   Custodian fees                                                                                         33
   Distribution fees                                                                                     155
   Transfer agent fees                                                                                    38
   Professional fees                                                                                      16
   Registration fees                                                                                      13
   Shareholder servicing fees                                                                            223
   Trustees' fees                                                                                         11
   Miscellaneous                                                                                          16
                                                                                                  ----------

   Expenses before reductions                                                                          1,881
   Expense reductions                                                                                    (93)
                                                                                                  ----------

      Expenses, net                                                                                                    1,788
                                                                                                                  ----------

Net investment income (loss)                                                                                             713
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                               (5,745)
Net change in unrealized appreciation (depreciation) on investments                                                  (17,010)
                                                                                                                  ----------

Net realized and unrealized gain (loss)                                                                              (22,755)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $  (22,042)
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
CORE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             713    $            (237)
   Net realized gain (loss)                                                                        (5,745)             (57,942)
   Net change in unrealized appreciation (depreciation)                                           (17,010)             (30,652)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                       (22,042)             (88,831)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                        (284)                  --
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                   19,456              (32,484)
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                        (2,870)            (121,315)

NET ASSETS
   Beginning of period                                                                            329,920              451,235
                                                                                        -----------------    -----------------

   End of period (including undistributed/(overdistributed) net investment income of
      $429 at February 28, 2003)                                                        $         327,050    $         329,920
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
CORE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                  --------------------------------------------------------------
                                                        2003*        2002         2001         2000         1999         1998
                                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    15.33   $    18.86   $    27.21   $    22.53   $    18.10   $    18.08
                                                     ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                          .03         (.01)        (.01)         .06          .09          .11
   Net realized and unrealized gain (loss)                (1.02)       (3.52)       (7.13)        5.77         6.79         1.83
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                  (.99)       (3.53)       (7.14)        5.83         6.88         1.94
                                                     ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                              (.01)          --         (.02)        (.07)        (.09)        (.11)
   From net realized gain                                    --           --        (1.19)       (1.08)       (2.36)       (1.81)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total distributions                                  (.01)          --        (1.21)       (1.15)       (2.45)       (1.92)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $    14.33   $    15.33   $    18.86   $    27.21   $    22.53   $    18.10
                                                     ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                       (6.45)      (18.72)      (27.15)       27.26        41.55        10.93

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)             327,050      329,920      451,235      522,509      291,716      111,626

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                          1.10         1.10         1.10         1.10         1.03          .95
      Operating expenses, gross (d)                        1.16         1.20         1.21         1.15         1.11         1.14
      Net investment income                                 .44         (.06)        (.06)         .24          .41          .57

   Portfolio turnover rate (%)(b)                         13.80        45.27        43.87        49.72        72.27        66.44

*   For the six months ended February 28, 2003 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 96.3%
APARTMENT - 18.3%
Apartment Investment & Management Co.
   Class A#                                             92,012             3,383
AvalonBay Communities, Inc.#                            55,791             2,048
Camden Property Trust#                                  66,957             2,136
Essex Property Trust, Inc.#                             24,804             1,264
Sun Communities, Inc.#                                  47,253             1,654
Town & Country Trust (The)#                            110,338             2,218
United Dominion Realty Trust, Inc.#                    281,661             4,385
                                                                 ---------------
                                                                          17,088
                                                                 ---------------

HOTELS/LEISURE - 3.0%
La Quinta Corp.###                                     520,757             1,713
LaSalle Hotel Properties#                                6,100                74
Meristar Hospitality Corp.#                            373,360               997
                                                                 ---------------
                                                                           2,784
                                                                 ---------------

OFFICE/INDUSTRIAL - 41.0%
Alexandria Real Estate Equities, Inc.#                 107,118             4,451
Boston Properties, Inc.#                                91,281             3,396
Catellus Development Corp.###                          193,882             3,874
Centerpoint Properties Corp.#                           76,361             4,309
Corporate Office Properties Trust#                     271,552             3,810
Crescent Real Estate Equities Co.#                     222,595             3,283
Equity Office Properties Trust#                        150,533             3,693
Prentiss Properties Trust#                              97,918             2,566
Prologis#                                              220,140             5,456
SL Green Realty Corp.#                                 120,514             3,549
                                                                 ---------------
                                                                          38,387
                                                                 ---------------

OUTLET CENTERS - 5.0%
Chelsea Property Group, Inc.#                          132,372             4,681
                                                                 ---------------

REGIONAL MALLS - 18.7%
CBL & Associates Properties, Inc.#                     115,845             4,616
General Growth Properties, Inc.#                        83,460             4,362
Mills Corp. (The)#                                     147,421             4,316
Simon Property Group, Inc.#                            122,341             4,238
                                                                 ---------------
                                                                          17,532
                                                                 ---------------

SELF STORAGE - 1.1%
Public Storage, Inc.#                                   32,245             1,064
                                                                 ---------------

SHOPPING CENTER - 9.2%
Developers Diversified Realty Corp.#                   157,917             3,679
Pan Pacific Retail Properties, Inc.#                    73,270             2,755
Ramco-Gershenson Properties#                           102,341             2,156
                                                                 ---------------
                                                                           8,590
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $86,015)                                                            90,126
                                                                 ---------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                      $
                                               ---------------
SHORT-TERM INVESTMENTS - 1.8%
AIM Short Term Investment
   Prime Portfolio++                                     1,457             1,457
Federated Investors Prime Cash
   Obligation Fund++                                       246               246
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,703)                                                              1,703
                                                                 ---------------

TOTAL INVESTMENTS - 98.1%
(identified cost $87,718)                                                 91,829

OTHER ASSETS AND LIABILITIES,
NET - 1.9%                                                                 1,749
                                                                 ---------------

NET ASSETS - 100.0%                                                       93,578
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $498),(identified cost $87,718)                            $   91,829
Receivables:
   Dividends                                                                                                              52
   Investments sold                                                                                                      633
   Fund shares sold                                                                                                    1,250
Investments of securities lending collateral in money market funds, at cost and market value                             521
                                                                                                                  ----------

      Total assets                                                                                                    94,285

LIABILITIES
Payables:
   Investments purchased                                                                          $       73
   Fund shares redeemed                                                                                   51
   Accrued fees to affiliates                                                                             54
   Other accrued expenses                                                                                  8
Payable upon return of securities loaned                                                                 521
                                                                                                  ----------

      Total liabilities                                                                                                  707
                                                                                                                  ----------

NET ASSETS                                                                                                        $   93,578
                                                                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      201
Accumulated net realized gain (loss)                                                                                  (2,769)
Unrealized appreciation (depreciation) on investments                                                                  4,111
Shares of beneficial interest                                                                                             10
Additional paid-in capital                                                                                            92,025
                                                                                                                  ----------

NET ASSETS                                                                                                        $   93,578
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($93,578,049 divided by 9,640,019 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $     9.71
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $    2,712
   Securities lending income                                                                                               1
                                                                                                                  ----------

      Total investment income                                                                                          2,713

EXPENSES
   Advisory fees                                                                                  $      298
   Administrative fees                                                                                    30
   Custodian fees                                                                                         17
   Distribution fees                                                                                      60
   Transfer agent fees                                                                                    24
   Professional fees                                                                                      14
   Registration fees                                                                                      22
   Shareholder servicing fees                                                                             17
   Trustees' fees                                                                                          8
   Miscellaneous                                                                                          12
                                                                                                  ----------

   Expenses before reductions                                                                            502
   Expense reductions                                                                                    (43)
                                                                                                  ----------

      Expenses, net                                                                                                      459
                                                                                                                  ----------

Net investment income (loss)                                                                                           2,254
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                               (2,028)
Net change in unrealized appreciation (depreciation) on investments                                                   (6,075)
                                                                                                                  ----------

Net realized and unrealized gain (loss)                                                                               (8,103)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $   (5,849)
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $           2,254    $           3,332
   Net realized gain (loss)                                                                        (2,028)                 795
   Net change in unrealized appreciation (depreciation)                                            (6,075)               1,371
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                        (5,849)               5,498
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                      (2,341)              (3,184)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                    8,880               34,258
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                           690               36,572

NET ASSETS
   Beginning of period                                                                             92,888               56,316
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $201 and $288, respectively)                                                      $          93,578    $          92,888
                                                                                        =================    =================

  See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                  --------------------------------------------------------------
                                                        2003*        2002         2001         2000         1999        1998**
                                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.61   $    10.24   $     9.15   $     8.08   $     8.17   $    10.00
                                                     ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                          .24          .51          .48          .52          .50          .15
   Net realized and unrealized gain (loss)                 (.89)         .36         1.10         1.10         (.01)       (1.94)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                  (.65)         .87         1.58         1.62          .49        (1.79)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                              (.25)        (.50)        (.49)        (.55)        (.58)        (.04)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $     9.71   $    10.61   $    10.24   $     9.15   $     8.08   $     8.17
                                                     ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                       (6.17)        8.85        17.84        21.51         6.09       (17.99)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)              93,578       92,888       56,316       43,748       45,528       18,458

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                          1.00         1.00         1.00         1.00         1.00         1.00
      Operating expenses, gross (d)                        1.09         1.07         1.17         1.07         1.09         1.38
      Net investment income                                4.91         4.97         5.09         6.51         6.25         5.21

   Portfolio turnover rate (%)(b)(e)                      22.63        45.66        70.59        86.93        60.13        17.36

*   For the six months ended February 28, 2003 (Unaudited).
**  For the period April 29, 1998 (commencement of operations) to August 31,
    1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.
(e) The ratio for the period ended August 31, 1998 is annualized.

See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 13.4%
Brinker International, Inc.###                          26,049               722
Chico's FAS, Inc.###                                    39,200               708
Cumulus Media, Inc. Class A###                          44,100               651
Gentex Corp.###                                         25,100               675
Linens 'N Things, Inc.###                               33,400               775
PF Chang's China Bistro, Inc.###                        17,200               570
                                                                 ---------------
                                                                           4,101
                                                                 ---------------

CONSUMER STAPLES - 3.5%
Constellation Brands, Inc. Class A###                   26,700               658
Dreyer's Grand Ice Cream, Inc.                           5,600               408
                                                                 ---------------
                                                                           1,066
                                                                 ---------------

ENERGY - 13.1%
EOG Resources, Inc.                                     14,400               595
Maverick Tube Corp.###                                  45,300               789
Newfield Exploration Co.###                             18,500               631
Noble Corp.###                                          20,500               744
Patterson-UTI Energy, Inc.###                           20,300               673
Smith International, Inc.###                            17,200               600
                                                                 ---------------
                                                                           4,032
                                                                 ---------------

FINANCIALS - 17.3%
Affiliated Managers Group###                            13,800               585
Commerce Bancorp, Inc.                                  13,700               566
Greater Bay Bancorp                                     45,700               732
Hilb Rogal & Hamilton Co.                               18,000               535
Legg Mason, Inc.                                        16,100               792
Southwest Bancorp of Texas, Inc.###                     28,400               897
TCF Financial Corp.                                     13,800               579
Willis Group Holdings, Ltd.                             24,400               611
                                                                 ---------------
                                                                           5,297
                                                                 ---------------

HEALTH CARE - 14.1%
Cephalon, Inc.###                                        5,900               284
Community Health Systems, Inc.###                       32,600               611
Covance, Inc.###                                        19,700               464
CV Therapeutics, Inc.###                                31,800               561
Gilead Sciences, Inc.###                                19,100               649
ICOS Corp.###                                           23,900               477
Idec Pharmaceuticals Corp.###                           15,100               434
Invitrogen Corp.###                                     16,200               503
Province Healthcare Co.###                              49,900               332
                                                                 ---------------
                                                                           4,315
                                                                 ---------------

INDUSTRIALS - 10.3%
GATX Corp.                                              26,100               403
IDEX Corp.                                              19,500               541
On Assignment, Inc.###                                  75,700               306
Oshkosh Truck Corp.                                     11,500               703
Parker Hannifin Corp.                                   16,000               645
Teekay Shipping Corp.                                   14,200               551
                                                                 ---------------
                                                                           3,149
                                                                 ---------------

INFORMATION TECHNOLOGY - 16.0%
Brocade Communications
   Systems, Inc.###                                     83,400               336
Brooks Automation, Inc.                                 48,000               486
Emulex Corp.###                                         22,400               403
Extreme Networks###                                     86,000               404
Integrated Defense Technologies, Inc.###                35,900               498
Jabil Circuit, Inc.###                                  34,400               571
Novellus Systems, Inc.###                               15,000               437
Roper Industries, Inc.                                  16,600               479
SynopSystem, Inc.###                                    14,600               595
Vishay Intertechnology, Inc.###                         70,900               716
                                                                 ---------------
                                                                           4,925
                                                                 ---------------

MATERIALS - 3.4%
Aptargroup, Inc.                                        24,300               736
Cambrex Corp.                                           13,400               318
                                                                 ---------------
                                                                           1,054
                                                                 ---------------

UTILITIES - 2.3%
Questar Corp.                                           25,200               703
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $34,102)                                                            28,642
                                                                 ---------------

SHORT-TERM INVESTMENTS - 7.0%
Federated Investors Prime Cash
   Obligation Fund++                                 1,592,611             1,593
Short-Term Investment Co. PLC++                        543,517               544
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,137)                                                              2,137
                                                                 ---------------

TOTAL INVESTMENTS - 100.4%
(identified cost $36,239)                                                 30,779

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                                (119)
                                                                 ---------------

NET ASSETS - 100.0%                                                       30,660
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $4,302),(identified cost $36,239)                          $   30,779
Dividends receivable                                                                                                       9
Investments of securities lending collateral in money market funds, at cost and market value                           4,499
                                                                                                                  ----------

      Total assets                                                                                                    35,287

LIABILITIES
Payables:
   Fund shares redeemed                                                                           $       97
   Accrued fees to affiliates                                                                             23
   Other accrued expenses                                                                                  8
Payable upon return of securities loaned                                                               4,499
                                                                                                  ----------

      Total liabilities                                                                                                4,627
                                                                                                                  ----------

NET ASSETS                                                                                                        $   30,660
                                                                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      (69)
Accumulated net realized gain (loss)                                                                                 (26,521)
Unrealized appreciation (depreciation) on investments                                                                 (5,460)
Shares of beneficial interest                                                                                              4
Additional paid-in capital                                                                                            62,706
                                                                                                                  ----------

NET ASSETS                                                                                                        $   30,660
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($30,659,745 divided by 4,264,462 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $     7.19
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $      117
   Securities lending income                                                                                               6
                                                                                                                  ----------

      Total investment income                                                                                            123

EXPENSES
   Advisory fees                                                                                  $      125
   Administrative fees                                                                                    20
   Custodian fees                                                                                         11
   Distribution fees                                                                                      10
   Transfer agent fees                                                                                    17
   Professional fees                                                                                      14
   Registration fees                                                                                       9
   Shareholder servicing fees                                                                              6
   Trustees' fees                                                                                          8
   Miscellaneous                                                                                           8
                                                                                                  ----------

   Expenses before reductions                                                                            228
   Expense reductions                                                                                    (44)
                                                                                                  ----------

      Expenses, net                                                                                                      184
                                                                                                                  ----------

Net investment income (loss)                                                                                             (61)
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments                                                                               (1,940)
Net change in unrealized appreciation (depreciation) on investments                                                   (1,304)
                                                                                                                  ----------

Net realized and unrealized gain (loss)                                                                               (3,244)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $   (3,305)
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             (61)   $            (127)
   Net realized gain (loss)                                                                        (1,940)             (15,010)
   Net change in unrealized appreciation (depreciation)                                            (1,304)               5,405
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                        (3,305)              (9,732)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                          (8)                  --
   Return of capital                                                                                   --                  (26)
                                                                                        -----------------    -----------------

      Net decrease in net assets from distributions                                                    (8)                 (26)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                   (3,745)              (9,954)
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                        (7,058)             (19,712)

NET ASSETS
   Beginning of period                                                                             37,718               57,430
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      ($69) at February 28, 2003)                                                       $          30,660    $          37,718
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                  --------------------------------------------------------------
                                                        2003*        2002         2001         2000         1999         1998**
                                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     7.92   $     9.81   $    16.47   $     9.17   $     7.17   $    10.00
                                                     ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                         (.01)        (.02)        (.01)        (.05)          --          .01
   Net realized and unrealized gain (loss)                 (.72)       (1.87)       (6.65)        7.35         2.01        (2.84)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                  (.73)       (1.89)       (6.66)        7.30         2.01        (2.83)
                                                     ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income (b)                          0.00           --           --           --           --           --
   Return of capital (b)                                     --         0.00           --         0.00         (.01)          --
                                                     ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $     7.19   $     7.92   $     9.81   $    16.47   $     9.17   $     7.17
                                                     ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(c)                                       (9.19)      (19.23)      (40.44)       79.65        28.06       (28.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)              30,660       37,718       57,430       85,489       10,621       13,146

   Ratios to average net assets (%)(d):
      Operating expenses, net (e)                          1.10         1.10         1.10         1.10         1.10         1.10
      Operating expenses, gross (e)                        1.37         1.18         1.13         1.14         1.57         1.55
      Net investment income (loss)                         (.37)        (.25)        (.05)        (.37)         .01          .24

   Portfolio turnover rate (%)(c)(f)                      19.70        61.57       104.62        46.45       211.30        88.36

*   For the six months ended February 28, 2003 (Unaudited).
**  For the period April 29, 1998 (commencement of operations) to August 31,
    1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Zero amounts represent that which are less than $0.005.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) See Note 4 for current period amounts.
(f) The ratio for the period ended August 31, 1998 is annualized.

  See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 13.9%
Clear Channel Communications, Inc.###                   18,700               683
Comcast Corp. Class A###                                22,959               671
Ford Motor Co.                                          89,500               745
Gap, Inc. (The)                                         47,800               623
GTECH Holdings Corp.###                                 17,300               503
KB Home                                                 20,600               966
Pier 1 Imports, Inc.                                    45,000               719
Rent-A-Center, Inc.###                                  22,500             1,124
Tribune Co.                                             48,400             2,170
                                                                 ---------------
                                                                           8,204
                                                                 ---------------

CONSUMER STAPLES - 9.0%
Coca-Cola Enterprises, Inc.                             44,800               904
ConAgra Foods, Inc.                                     59,400             1,370
Dial Corp. (The)                                        43,900               799
PepsiCo, Inc.                                           36,300             1,391
Procter & Gamble Co.                                    10,600               868
                                                                 ---------------
                                                                           5,332
                                                                 ---------------

ENERGY - 5.4%
Burlington Resources, Inc.                              16,500               765
Occidental Petroleum Corp.                              82,000             2,451
                                                                 ---------------
                                                                           3,216
                                                                 ---------------

FINANCIALS - 20.0%
Capital One Financial Corp.                             42,000             1,301
Citigroup, Inc.                                         22,000               733
Countrywide Financial Corp.                             15,200               812
Doral Financial Corp.                                   32,800             1,063
Downey Financial Corp.                                  30,700             1,233
Fannie Mae                                              22,400             1,436
First Tennessee National Corp.                          30,700             1,172
Flagstar Bancorp, Inc.                                  17,200               417
Greenpoint Financial Corp.                              27,200             1,155
John Hancock Financial Services, Inc.                   31,300               880
Nara Bancorp, Inc.                                      12,395               301
Travelers Property Casualty Corp.
   Class B                                              55,000               875
UnionBanCal Corp.                                       10,600               441
                                                                 ---------------
                                                                          11,819
                                                                 ---------------

HEALTH CARE - 14.5%
Advanced Medical Optics                                 51,100               590
DaVita, Inc.###                                         30,700               637
Fisher Scientific International###                      25,400               730
Forest Laboratories, Inc.###                            21,400             1,066
Genentech, Inc.###                                      36,500             1,291
Johnson & Johnson                                       33,800             1,773
McKesson Corp.                                          43,100             1,148
Mid Atlantic Medical Services###                        21,000               751
Oxford Health Plans###                                  21,000               588
                                                                 ---------------
                                                                           8,574
                                                                 ---------------

INDUSTRIALS - 9.7%
Convergys Corp.###                                      45,700               562
Deere & Co.                                             14,500               600
FedEx Corp.                                             25,800             1,326
Precision Castparts Corp.                               55,600             1,312
United Technologies Corp.                               14,100               826
University of Phoenix Online###                         29,000             1,084
                                                                 ---------------
                                                                           5,710
                                                                 ---------------

INFORMATION TECHNOLOGY - 18.4%
Altera Corp.###                                         89,000             1,115
Arrow Electronics, Inc.###                              55,700               801
Cisco Systems, Inc.###                                  75,300             1,053
Computer Associates International, Inc.                 87,800             1,172
EMC Corp.###                                           100,500               743
JD Edwards & Co.###                                    166,000             1,990
Microsoft Corp.                                         66,200             1,569
Network Appliance, Inc.###                              50,000               531
QLogic Corp.###                                         23,400               829
Solectron Corp.###                                     156,200               492
Xerox Corp.###                                          67,000               603
                                                                 ---------------
                                                                          10,898
                                                                 ---------------

MATERIALS - 1.3%
Pactiv Corp.###                                         40,300               796
                                                                 ---------------

TELECOMMUNICATION SERVICES - 2.1%
AT&T Corp.                                              45,360               841
Nextel Communications, Inc.
   Class A###                                           30,000               422
                                                                 ---------------
                                                                           1,263
                                                                 ---------------

UTILITIES - 3.0%
PPL Corp.                                               21,000               739
UGI Corp.                                               24,700             1,023
                                                                 ---------------
                                                                           1,762
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $57,436)                                                            57,574
                                                                 ---------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS - 4.2%
Federated Investors Prime Cash
   Obligation Fund++                                 1,195,738             1,196
Short-Term Investment Co. PLC++                      1,294,480             1,294
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,490)                                                              2,490
                                                                 ---------------

TOTAL INVESTMENTS - 101.5%
(identified cost $59,926)                                                 60,064
                                                                 ---------------

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                                                (888)
                                                                 ---------------

NET ASSETS - 100.0%                                                       59,176
                                                                 ===============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                   (000)             (000)
(NUMBER OF CONTRACTS)                                 $                 $
                                               ---------------   ---------------
LONG POSITIONS
S&P 500 Index
   expiration date 03/03 (7)                             1,472                (6)
                                                                 ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased+++                                                     (6)
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $3,510),(identified cost $59,926)                          $   60,064
Cash                                                                                                                     171
Receivables:
   Investments sold                                                                                                    5,599
   Dividends                                                                                                              65
   Daily variation margin on futures contracts                                                                             9
   Fund shares sold                                                                                                        3
Prepaid expenses                                                                                                           3
Investments of securities lending collateral in money market funds, at cost and market value                           3,640
                                                                                                                  ----------

      Total assets                                                                                                    69,554

LIABILITIES
Payables:
   Investments purchased                                                                          $    6,075
   Fund shares redeemed                                                                                  631
   Accrued fees to affiliates                                                                             28
   Other accrued expenses                                                                                  4
Payable upon return of securities loaned                                                               3,640
                                                                                                  ----------

      Total liabilities                                                                                               10,378
                                                                                                                  ----------

NET ASSETS                                                                                                        $   59,176
                                                                                                                  ==========
NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $       13
Accumulated net realized gain (loss)                                                                                 (16,758)
Unrealized appreciation (depreciation) on:
   Investments                                                                                                           138
   Futures contracts                                                                                                      (6)
Shares of beneficial interest                                                                                             16
Additional paid-in capital                                                                                            75,773
                                                                                                                  ----------

NET ASSETS                                                                                                        $   59,176
                                                                                                                  ==========
NET ASSET VALUE, offering and redemption price per share:
   ($59,176,363 divided by 16,392,090 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $     3.61
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $      338
   Securities lending income                                                                                               3
                                                                                                                  ----------

      Total investment income                                                                                            341

EXPENSES
   Advisory fees                                                                                  $      223
   Administrative fees                                                                                    25
   Custodian fees                                                                                         19
   Distribution fees                                                                                      45
   Transfer agent fees                                                                                    11
   Professional fees                                                                                      15
   Registration fees                                                                                      13
   Shareholder servicing fees                                                                             18
   Trustees' fees                                                                                          6
   Miscellaneous                                                                                          11
                                                                                                  ----------

   Expenses before reductions                                                                            386
   Expense reductions                                                                                    (58)
                                                                                                  ----------

      Expenses, net                                                                                                      328
                                                                                                                  ----------

Net investment income (loss)                                                                                              13
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                        (4,904)
   Futures contracts                                                                                    (303)         (5,207)
                                                                                                  ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                           921
   Futures contracts                                                                                      10             931
                                                                                                  ----------      ----------

Net realized and unrealized gain (loss)                                                                               (4,276)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $   (4,263)
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $              13    $            (141)
   Net realized gain (loss)                                                                        (5,207)              (7,965)
   Net change in unrealized appreciation (depreciation)                                               931                1,101
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                        (4,263)              (7,005)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                    3,851               13,511
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                          (412)               6,506

NET ASSETS
   Beginning of period                                                                             59,588               53,082
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $13 at February 28, 2003)                                                         $          59,176    $          59,588
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                         FISCAL YEARS ENDED AUGUST 31,
                                                                               -------------------------------------------------
                                                                     2003*        2002         2001         2000        1999**
                                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $     3.88   $     4.38   $    19.97   $    12.73   $    10.00
                                                                  ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                                        --         (.01)          --         (.13)        (.04)
   Net realized and unrealized gain (loss)                              (.27)        (.49)       (3.77)       11.40         2.77
                                                                  ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                               (.27)        (.50)       (3.77)       11.27         2.73
                                                                  ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                                             --           --           --         (.02)          --
   From net realized gain                                                 --           --       (11.82)       (4.01)          --
                                                                  ----------   ----------   ----------   ----------   ----------

      Total distributions                                                 --           --       (11.82)       (4.03)          --
                                                                  ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                                    $     3.61   $     3.88   $     4.38   $    19.97   $    12.73
                                                                  ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                                    (6.96)      (11.42)      (33.17)      112.42        27.30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                            59,176      59,588       53,082        8,352        7,185

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                                       1.10         1.10         1.10         1.10         1.10
      Operating expenses, gross (d)                                     1.29         1.11         2.48         1.87         2.07
      Net investment income                                              .05         (.25)        (.57)        (.75)        (.50)

   Portfolio turnover rate (%)(b)                                      80.12       251.64       262.01       336.60       179.56

*   For the six months ended February 28, 2003 (Unaudited).
** For the period December 30, 1998 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

  See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 13.6%
99 Cents Only Stores###                                 20,866               465
AOL Time Warner, Inc.###                                68,250               773
Bed Bath & Beyond, Inc.###                               2,000                66
Best Buy Co., Inc.###                                    4,350               126
Black & Decker Corp.                                     5,600               206
Brunswick Corp.                                          4,700                89
Clear Channel Communications, Inc.###                    4,900               179
Coach, Inc.###                                          12,794               457
Comcast Corp. Class A###                                26,244               767
Costco Wholesale Corp.###                                7,000               214
DaimlerChrysler AG                                       3,000                92
eBay, Inc.###                                            5,400               423
Ethan Allen Interiors, Inc.                             13,800               401
Family Dollar Stores                                     4,300               121
Federal Signal Corp.                                     7,800               112
Federated Department Stores###                           1,600                41
Ford Motor Co.                                          44,621               371
Gap, Inc. (The)                                          8,500               111
General Motors Corp.                                    18,080               611
Harley-Davidson, Inc.                                   13,800               546
Home Depot, Inc.                                        32,600               764
Hughes Electronics Corp. Class H###                     23,580               240
Jakks Pacific, Inc.###                                   2,100                23
JC Penney Co., Inc. Holding Co.                          1,100                22
Johnson Controls, Inc.                                   4,700               366
Katy Industries, Inc.###                                14,000                41
Knight-Ridder, Inc.                                      6,000               383
Kohl's Corp.###                                          7,000               342
Koninklijke Philips Electronics NV                      14,189               237
Lear Corp.###                                            1,700                65
Leggett & Platt, Inc.                                    7,700               147
Liberty Media Corp. Class A###                          33,892               311
Lowe's Cos., Inc.                                        9,700               381
Marriott International, Inc. Class A                     7,300               221
Maytag Corp.                                            10,800               260
Meredith Corp.                                           6,300               246
New York Times Co. Class A                              15,400               715
Newell Rubbermaid, Inc.                                 14,600               412
Omnicom Group                                            1,400                74
Sears Roebuck and Co.                                   28,000               610
Sherwin-Williams Co. (The)                               5,700               152
Stanley Works (The)                                      2,300                59
Starwood Hotels & Resorts
   Worldwide, Inc.                                      11,600               262
Target Corp.                                            14,700               421
Tiffany & Co.                                           22,400               537
TJX Cos., Inc.                                           1,100                18
Tribune Co.                                             20,307               911
Viacom, Inc. Class B###                                 28,535             1,060
Walt Disney Co.                                         63,700             1,087
Washington Post Class B                                    521               372
Whirlpool Corp.                                          4,900               241
                                                                 ---------------
                                                                          17,151
                                                                 ---------------

CONSUMER STAPLES - 14.6%
Altria Group, Inc.                                      52,600             2,033
Anheuser-Busch Cos., Inc.                               37,500             1,744
Archer-Daniels-Midland Co.                              36,230               395
Arden Group, Inc. Class A###                             1,500                78
Campbell Soup Co.                                       20,700               429
Coca-Cola Co. (The)                                     59,500             2,393
ConAgra Foods, Inc.                                     32,500               750
Dean Foods Co.###                                        6,200               261
Dial Corp. (The)                                        14,000               255
Gillette Co. (The)                                      20,000               604
Great Atlantic & Pacific Tea Co.###                      4,500                21
Interstate Bakeries                                      2,700                26
Kellogg Co.                                              8,700               257
Kimberly-Clark Corp.                                    19,600               898
Kraft Foods, Inc. Class A                                5,970               177
Kroger Co.###                                           36,600               484
PepsiAmericas, Inc.                                      3,700                45
PepsiCo, Inc.                                           46,240             1,772
Procter & Gamble Co.                                    34,400             2,816
Safeway, Inc.###                                        18,600               370
Sara Lee Corp.                                          36,430               721
Supervalu, Inc.                                          8,500               118
Systemco Corp.                                          37,700             1,022
Unilever NV Class S                                      7,100               402
Walgreen Co.                                             9,600               270
                                                                 ---------------
                                                                          18,341
                                                                 ---------------

ENERGY - 7.4%
Baker Hughes, Inc.                                       6,200               192
BP PLC - ADR                                            10,668               407
ChevronTexaco Corp.                                     28,498             1,829
ConocoPhillips                                           1,200                61
Exxon Mobil Corp.                                      136,968             4,660
Halliburton Co.                                          9,200               186
Royal Dutch Petroleum Co. Class S                       16,400               651
Schlumberger, Ltd.                                      23,900               994
Transocean, Inc.                                        13,764               312
Unocal Corp.                                             1,300                34
                                                                 ---------------
                                                                           9,326
                                                                 ---------------

FINANCIALS - 15.6%
ACE, Ltd.                                                3,200                89
Aegon NV                                                33,344               352
Aflac, Inc.                                              3,800               119
Allstate Corp. (The)                                     6,300               199
AMBAC Financial Group, Inc.                                900                44
American Express Co.                                    16,200               544

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
American Financial Group, Inc.                          18,800               373
American International Group                            35,474             1,749
Bank of America Corp.                                   23,700             1,641
Bank of New York Co., Inc. (The)                         8,500               194
Bank One Corp.                                          14,800               533
BB&T Corp.                                               3,700               121
Capital One Financial Corp.                              2,100                65
Charles Schwab Corp. (The)                              23,200               183
Citigroup, Inc.                                        132,866             4,430
Fannie Mae                                              11,200               718
Fifth Third Bancorp                                      8,100               430
First Tennessee National Corp.                             800                31
FleetBoston Financial Corp.                             12,055               296
Freddie Mac                                              6,600               361
Golden West Financial Corp.                              2,200               159
Goldman Sachs Group, Inc.                                6,400               444
Hartford Financial Services Group, Inc.                  1,200                43
Household International, Inc.                           27,400               765
Janus Capital Group, Inc.                               41,600               492
JP Morgan Chase & Co.                                   32,550               738
Lehman Brothers Holdings, Inc.                           3,200               177
Marsh & McLennan Cos., Inc.                                500                20
MBNA Corp.                                              13,050               181
Mellon Financial Corp.                                   1,400                32
Merrill Lynch & Co., Inc.                               11,300               385
Metlife, Inc.                                            3,400                89
Morgan Stanley                                          14,800               545
National City Corp.                                      2,100                58
North Fork BanCorp., Inc.                                3,500               113
Northern Trust Corp.                                     1,000                32
Progressive Corp. (The)                                  3,500               182
Providian Financial Corp.###                             6,400                39
SLM Corp.                                                  900                98
SunTrust Banks, Inc.                                     1,100                62
Travelers Property Casualty Corp.
   Class A                                              32,399               507
Travelers Property Casualty Corp.
   Class B                                              12,326               196
US Bancorp                                              28,212               590
Wachovia Corp.                                          18,200               646
Washington Mutual, Inc.                                 15,050               520
XL Capital, Ltd. Class A                                   700                50
                                                                 ---------------
                                                                          19,635
                                                                 ---------------

HEALTH CARE - 13.0%
Abbott Laboratories                                     17,200               613
Amgen, Inc.###                                          16,772               916
Anthem, Inc.###                                            800                48
Applera Corp. -
   Applied BioSystems Group                             19,400               356
Baxter International, Inc.                              25,800               732
Boston Scientific Corp.###                               4,300               190
Bristol-Myers Squibb Co.                                17,700               412
Cardinal Health, Inc.                                    2,400               137
Cigna Corp.                                                500                21
Edwards Lifesciences Corp.###                           18,200               484
Eli Lilly & Co.                                         12,700               718
Fisher Scientific International###                       5,600               161
Forest Laboratories, Inc.###                             4,400               219
HCA, Inc.                                                4,200               173
Invitrogen Corp.###                                      6,212               193
Johnson & Johnson                                       35,300             1,851
King Pharmaceuticals, Inc.###                            1,400                23
Medimmune, Inc.###                                       1,400                42
Medtronic, Inc.                                          9,800               438
Merck & Co., Inc.                                       56,900             3,001
New Brunswick Scientific, Inc.###                        8,902                44
Pfizer, Inc.                                            95,625             2,852
Pharmacia Corp.                                         14,300               591
Schering-Plough Corp.                                   47,200               851
Steris Corp.###                                         13,500               341
Tenet Healthcare Corp.###                                4,100                74
UnitedHealth Group, Inc.                                 3,800               315
WellPoint Health Networks###                             1,200                82
Wyeth                                                   13,600               479
Zimmer Holdings, Inc.###                                 1,770                79
                                                                 ---------------
                                                                          16,436
                                                                 ---------------

INDUSTRIALS - 15.2%
3M Co.                                                  13,900             1,743
Actuant Corp. Class A###                                 2,200                81
Airborne, Inc.                                          11,600               163
American Standard Cos., Inc.###                            800                55
Arkansas Best Corp.                                      1,800                43
Boeing Co. (The)                                        17,800               491
Caterpillar, Inc.                                       13,300               625
Cendant Corp.###                                        43,600               537
CSX Corp.                                                5,000               134
Danaher Corp.                                            7,500               488
Deere & Co.                                              5,500               228
Dover Corp.                                             13,200               337
Eaton Corp.                                              5,300               376
eFunds Corp.###                                         16,400               101
Emerson Electric Co.                                    14,500               683
First Data Corp.                                         4,200               146
General Dynamics Corp.                                   7,100               421
General Electric Co.                                   199,600             4,800
H&R Block, Inc.                                            900                37
Honeywell International, Inc.                           21,962               503
Illinois Tool Works, Inc.                                9,704               578
Ingersoll-Rand Co. Class A                               1,600                63
Kansas City Southern###                                 25,450               309
L-3 Communications Holdings, Inc.###                     4,800               173
Lockheed Martin Corp.                                    9,500               434

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                               ---------------   ---------------
Manpower, Inc.                                           7,100               216
Masco Corp.                                             28,900               531
Navistar International Corp.###                          5,000               118
Norfolk Southern Corp.                                  12,800               244
Northrop Grumman Corp.                                   5,650               490
Paccar, Inc.                                             6,600               317
Raytheon Co.                                            13,000               352
Rockwell Automation, Inc.                                4,200                97
Rockwell Collins, Inc.                                   4,200                83
Ryder System, Inc.                                       7,500               170
Siemens AG - ADR                                         2,700               107
Southwest Airlines Co.                                  29,625               358
SPX Corp.###                                             4,800               175
Thomas & Betts Corp.###                                  2,300                35
Tyco International, Ltd.                                36,700               543
Union Pacific Corp.                                      7,200               397
United Parcel Service, Inc. Class B                      5,114               294
United Technologies Corp.                               11,700               685
Waste Management, Inc.                                  19,900               396
                                                                 ---------------
                                                                          19,157
                                                                 ---------------

INFORMATION TECHNOLOGY - 13.4%
Adobe Systems, Inc.                                      2,500                69
Agilent Technologies, Inc.###                            2,212                29
Amphenol Corp. Class A###                                6,600               269
Analog Devices, Inc.###                                  2,900                85
Applied Materials, Inc.###                              19,500               253
Axcelis Technologies, Inc.###                           29,400               178
BMC Software, Inc.###                                    1,700                33
Broadcom Corp. Class A###                                4,100                59
Cisco Systems, Inc.###                                 110,200             1,541
Citrix Systems, Inc.###                                  2,000                24
Computer Associates International, Inc.                  4,800                64
Computer Sciences Corp.###                              12,500               391
Concord EFS, Inc.###                                     6,400                71
Dell Computer Corp.###                                  35,800               965
Electronic Arts, Inc.###                                 1,400                74
Electronic Data Systems Corp.                            1,200                19
EMC Corp.###                                            30,500               225
Energy Co.nversion Devices, Inc.###                      9,400                86
Hewlett-Packard Co.                                     37,432               593
Intel Corp.                                            103,600             1,787
International Business Machines Corp.                   24,600             1,918
Intuit, Inc.###                                          2,900               138
JDS Uniphase Corp.###                                   13,500                39
Lucent Technologies, Inc.###                            29,095                48
Maxim Integrated Products                                2,400                83
Maxtor Corp.###                                         30,804               185
Mercury Interactive Corp.###                             1,700                55
Micron Technology, Inc.###                               5,800                46
Microsoft Corp.                                        174,000             4,124
Motorola, Inc.                                          15,700               132
Network Appliance, Inc.###                               3,800                40
Nortech Systems, Inc.###                                 9,100                70
Nvidia Corp.###                                          2,900                37
Oracle Corp.###                                         90,500             1,082
Peoplesoft, Inc.###                                      4,500                77
PerkinElmer, Inc.                                        5,700                48
QLogic Corp.###                                          1,500                53
Qualcomm, Inc.                                           9,400               325
Quantum Corp.###                                        17,000                56
Siebel Systems, Inc.###                                  8,700                75
Sun MicroSystems, Inc.###                               45,000               155
Teledyne Technologies, Inc.###                           6,800                87
Texas Instruments, Inc.                                 20,500               343
Titan Corp.###                                          17,700               141
Veritas Software Corp.###                                6,000               102
Xerox Corp.###                                          38,700               348
Xilinx, Inc.###                                          2,500                57
Yahoo, Inc.###                                          11,300               236
                                                                 ---------------
                                                                          16,915
                                                                 ---------------

MATERIALS - 2.3%
Air Products & Chemicals, Inc.                           6,000               233
Alcoa, Inc.                                             15,900               326
Dow Chemical Co. (The)                                  25,488               696
Georgia-Pacific Corp.                                    9,800               147
International Paper Co.                                 16,873               591
Martin Marietta Materials, Inc.                          3,700               102
Monsanto Co.                                             1,330                22
Rohm & Haas Co.                                          7,236               207
Temple-Inland, Inc.                                      4,300               180
Weyerhaeuser Co.                                         8,100               404
                                                                 ---------------
                                                                           2,908
                                                                 ---------------

TELECOMMUNICATION SERVICES - 3.7%
AT&T Corp.                                              16,225               301
AT&T Wireless Services, Inc.###                         85,990               508
BellSouth Corp.                                         18,000               390
Nextel Communications, Inc. Class A###                  16,300               230
Qwest Communications International                      15,400                55
SBC Communications, Inc.                                38,053               792
Sprint Corp.-FON Group                                   2,900                37
Sprint Corp.-PCS Group###                               23,800                94
Verizon Communications, Inc.                            63,772             2,205
                                                                 ---------------
                                                                           4,612
                                                                 ---------------

UTILITIES - 0.3%
Exelon Corp.                                             2,800               138
Southern Co. (The)                                       7,100               200
                                                                 ---------------
                                                                             338
                                                                 ---------------

TOTAL COMMON STOCKS
(cost $174,086)                                                          124,819
                                                                 ---------------

                                                   FEBRUARY 28, 2003 (UNAUDITED)

                                                  PRINCIPAL          MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                      $                $
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS - 1.1%
AIM Short Term Investment
   Prime Portfolio++                                     1,128             1,128
American Advantage Money
   Market Fund++                                            89                89
United States Treasury Bill~@@!!
   1.180% due 03/13/03                                     210               210
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,427)                                                              1,427
                                                                 ---------------

TOTAL INVESTMENTS - 100.2%
(identified cost $175,513)                                               126,246

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                                (197)
                                                                 ---------------

NET ASSETS - 100.0%                                                      126,049
                                                                 ===============

                                                                   UNREALIZED
                                                    NOTIONAL      APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                   (000)             (000)
(NUMBER OF CONTRACTS)                                 $                 $
                                               ---------------   ---------------
LONG POSITIONS
S&P 500 Index
   expiration date 03/03 (8)                             1,682               (69)
                                                                 ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased+++                                                    (69)
                                                                 ===============

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)

                                                   FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
Investment at market (including securities on loan of $2,422),(identified cost $175,513)                          $  126,246
Receivables:
   Dividends and interest                                                                                                283
   Daily variation margin on futures contracts                                                                             5
Investments of securities lending collateral in money market funds, at cost and market value                           2,577
                                                                                                                  ----------

      Total assets                                                                                                   129,111

LIABILITIES
Payables:
   Fund shares redeemed                                                                           $      303
   Accrued fees to affiliates                                                                            160
   Other accrued expenses                                                                                 22
Payable upon return of securities loaned                                                               2,577
                                                                                                  ----------

      Total liabilities                                                                                                3,062
                                                                                                                  ----------

NET ASSETS                                                                                                        $  126,049
                                                                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed/(overdistributed) net investment income                                                             $      406
Accumulated net realized gain (loss)                                                                                 (13,197)
Unrealized appreciation (depreciation) on:
   Investments                                                                                                       (49,267)
   Futures contracts                                                                                                     (69)
Shares of beneficial interest                                                                                             19
Additional paid-in capital                                                                                           188,157
                                                                                                                  ----------

NET ASSETS                                                                                                        $  126,049
                                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
   ($126,049,109 divided by 19,425,296 shares of $.001 par value
      shares of beneficial interest outstanding)                                                                  $     6.49
                                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                                      $    1,280
   Securities lending income                                                                                               3
   Interest                                                                                                                2
                                                                                                                  ----------

      Total investment income                                                                                          1,285

EXPENSES
   Advisory fees                                                                                  $      165
   Administrative fees                                                                                    36
   Custodian fees                                                                                         23
   Distribution fees                                                                                      29
   Transfer agent fees                                                                                    14
   Professional fees                                                                                      14
   Registration fees                                                                                       6
   Shareholder servicing fees                                                                             16
   Trustees' fees                                                                                          8
   Miscellaneous                                                                                          13
                                                                                                  ----------

   Expenses before reductions                                                                            324
   Expense reductions                                                                                    (26)
                                                                                                  ----------

      Expenses, net                                                                                                      298
                                                                                                                  ----------

Net investment income (loss)                                                                                             987
                                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                        (3,767)
   Futures contracts                                                                                     (77)         (3,844)
                                                                                                  ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                        (8,501)
   Futures contracts                                                                                      54          (8,447)
                                                                                                  ----------      ----------

Net realized and unrealized gain (loss)                                                                              (12,291)
                                                                                                                  ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $  (11,304)
                                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                                                           (UNAUDITED)        AUGUST 31, 2002
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                         $             987    $           1,597
   Net realized gain (loss)                                                                        (3,844)              (6,806)
   Net change in unrealized appreciation (depreciation)                                            (8,447)             (27,682)
                                                                                        -----------------    -----------------

      Net increase (decrease) in net assets from operations                                       (11,304)             (32,891)
                                                                                        -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                                        (869)              (1,537)
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                   (1,540)              (2,408)
                                                                                        -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                       (13,713)             (36,836)

NET ASSETS
   Beginning of period                                                                            139,762              176,598
                                                                                        -----------------    -----------------
   End of period (including undistributed/(overdistributed) net investment income of
      $406 and $288, respectively)                                                      $         126,049    $         139,762
                                                                                        =================    =================

See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period.

                                                                                         FISCAL YEARS ENDED AUGUST 31,
                                                                               -------------------------------------------------
                                                                     2003*        2002         2001         2000        1999**
                                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $     7.11   $     8.85   $    11.55   $    10.14   $    10.00
                                                                  ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                                       .05          .08          .08          .09          .02
   Net realized and unrealized gain (loss)                              (.63)       (1.74)       (2.67)        1.42          .12
                                                                  ----------   ----------   ----------   ----------   ----------

      Total income (loss) from operations                               (.58)       (1.66)       (2.59)        1.51          .14
                                                                  ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income                                           (.04)        (.08)        (.09)        (.08)          --
   From net realized gain                                                 --           --         (.02)        (.02)          --
                                                                  ----------   ----------   ----------   ----------   ----------

      Total distributions                                               (.04)        (.08)        (.11)        (.10)          --
                                                                  ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                                    $     6.49   $     7.11   $     8.85   $    11.55   $    10.14
                                                                  ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)                                                    (8.14)      (18.94)      (22.56)       14.94         1.40

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                          126,049      139,762      176,598      133,690       60,316

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                                        .45          .52          .58          .55          .65
      Operating expenses, gross (d)                                      .49          .52          .59          .55          .67
      Net investment income                                             1.49          .97          .79          .79          .72

   Portfolio turnover rate (%)(b)(e)                                    4.82         9.44         4.23         5.34           --

*   For the six months ended February 28, 2003 (Unaudited).
**  For the period June 2, 1999 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.
(e) The rate for the period ended August 31, 1999 is not meaningful due to the Fund's short period of operation.

  See accompanying notes which are an integral part of the financial statements.

SSgA
DOMESTIC EQUITY FUNDS

NOTES TO STATEMENT OF NET ASSETS
FEBRUARY 28, 2003 (UNAUDITED)

FOOTNOTES:
###   Nonincome-producing security.
#     Real Estate Investment Trust (REIT).
!! Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
+++ Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See
      Note 2.
@@    Rate noted is yield-to-maturity from date of acquisition.
~     Fair value is at amortized cost, which approximates market.
^^ Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
##    Forward commitment.
^^^   Perpetual floating rate security.
@@@ This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
~~    In default.
++    At net asset value.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

SSgA
DOMESTIC EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2003. These financial statements report on seven Funds, each of which has distinct investment objectives and strategies. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the following Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 2002, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

                                                                   EXPIRATION YEAR
                                          ----------------------------------------------------------------
                                           08/31/2007       08/31/2008       08/31/2009       08/31/2010
----------------------------------------------------------------------------------------------------------
   Disciplined Equity                     $          --   $           --   $    2,376,791   $   50,712,458
   Small Cap                                  3,668,749               --               --       31,789,942
   Core Opportunities                                --               --        1,780,728       17,592,473
   Tuckerman Active REIT                             --          416,543               --               --
   Special Equity                                    --          175,702               --       13,728,420
   Aggressive Equity                                 --               --          227,273        7,111,134
   IAM SHARES                                        --               --        1,128,508        1,240,367

FEBRUARY 28, 2003 (UNAUDITED)

   As of February 28, 2003, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are:

                                           DISCIPLINED        SMALL             CORE        TUCKERMAN ACTIVE
                                             EQUITY            CAP          OPPORTUNITIES        REIT
------------------------------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes   $ 293,971,716   $  254,442,301   $  423,979,150   $     88,042,014

   Gross Tax Unrealized Appreciation          8,902,905       11,848,393        5,580,308          9,133,805
   Gross Tax Unrealized Depreciation        (83,978,484)     (39,222,922)    (106,101,303)        (5,347,104)
                                          -------------   --------------   --------------   ----------------
   Net Tax Unrealized Appreciation
    (Depreciation)                        $ (75,075,579)  $  (27,374,529)  $ (100,520,995)  $      3,786,701
                                          =============   ==============   ==============   ================

                                             SPECIAL        AGGRESSIVE         IAM
                                             EQUITY           EQUITY          SHARES
-----------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes   $  36,452,662   $   59,922,302   $  176,063,959

   Gross Tax Unrealized Appreciation          2,794,322        1,697,996        5,563,576
   Gross Tax Unrealized Depreciation         (8,467,890)      (1,556,772)     (55,381,951)
                                          -------------   --------------   --------------
   Net Tax Unrealized Appreciation
    (Depreciation)                        $  (5,673,568)  $      141,224   $  (49,818,375)
                                          =============   ==============   ==============

   As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2001 to August 31,2002, and treat it as arising in the fiscal year 2003 as follows:

   Disciplined Equity                $    8,800,330
   Small Cap                                     --
   Core Opportunities                    47,494,201
   Tuckerman Active REIT                    416,543
   Special Equity                        10,463,832
   Aggressive Equity                      4,232,080
   IAM SHARES                             6,556,113

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

   Disciplined Equity                     Quarterly
   Small Cap                               Annually
   Core Opportunities                     Quarterly
   Tuckerman Active REIT                    Monthly
   Special Equity                          Annually
   Aggressive Equity                       Annually
   IAM SHARES                             Quarterly

   Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. Permanent differences between tax regulations and GAAP are reclassified to paid in capital. These differences relate primarily to investments in certain securities sold at a loss.

FEBRUARY 28, 2003 (UNAUDITED)

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal and other expenses will be allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES CONTRACTS: The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2003, cash collateral balances of $171,000 were held in the Aggressive Equity Fund in connection with futures contracts purchased (sold).

3. INVESTMENT TRANSACTIONS
   SECURITIES: For the period ended February 28, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

                               PURCHASES         SALES
-----------------------------------------------------------
   Disciplined Equity       $   28,013,662   $   56,429,317
   Small Cap                   147,989,576      166,061,859
   Core Opportunities           55,994,733       44,145,611
   Tuckerman Active REIT        29,432,603       20,358,729
   Special Equity           $    6,240,228   $   10,169,349
   Aggressive Equity            48,811,365       45,966,600
   IAM SHARES                    6,347,261        7,976,157

   The Disciplined Equity Fund had one redemption in-kind of securities which resulted in a realized loss of $13,159,585.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and State Street and is recorded as securities lending income for that Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

FEBRUARY 28, 2003 (UNAUDITED)

   As of February 28, 2003, the value of outstanding securities on loan and the value of collateral amounted to the following:

                               VALUE OF           VALUE OF
                          SECURITIES ON LOAN     COLLATERAL
-------------------------------------------------------------
   Disciplined Equity      $     5,788,382     $    6,071,632
   Small Cap                    45,924,548         48,656,868
   Core Opportunities           11,218,413         11,650,000
   Tuckerman Active REIT           498,423            520,550
   Special Equity          $     4,302,285     $    4,499,077
   Aggressive Equity             3,510,402          3,640,403
   IAM SHARES                    2,422,085          2,577,373

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the annual rates of:

                                        %
------------------------------------------
   Disciplined Equity                 0.25
   Small Cap                          0.75
   Core Opportunities                 0.75
   Tuckerman Active REIT              0.65
   Special Equity                     0.75
   Aggressive Equity                  0.75
   IAM SHARES                         0.25

   The Advisor has contractually agreed to waive .50% of its .75% advisory fee for the Disciplined Equity Fund through December 31, 2002. The total amount of the waiver for the period ended February 28, 2003 was $416,953.

   The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis. No reimbursement was made during the six months ended February 28, 2003.

   The Adviser has contractually agreed to reimburse the Core Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $93,319.

   The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $43,278.

   The Adviser has contractually agreed to reimburse the Special Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $44,359.

   The Adviser has contractually agreed to reimburse the Aggressive Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2003 was $57,832.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

FEBRUARY 28, 2003 (UNAUDITED)

   In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

                                AMOUNT PAID
--------------------------------------------
   Disciplined Equity           $         24
   Small Cap                             366
   Core Opportunities                      9
   Tuckerman Active REIT                 121
   Special Equity               $         39
   Aggressive Equity                      38
   IAM SHARES                             14

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all seven U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion
   - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets through January 31, 2003, the Investment Company paid $1,000 per year per Fund for monthly fact sheets. In addition, the Funds reimburse the Administrator for out of pocket expenses.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pay .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2003, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                 GLOBAL
                                             STATE STREET        MARKETS        CITISTREET
-------------------------------------------------------------------------------------------
   Disciplined Equity                       $       30,930    $         473    $     32,416
   Small Cap                                        30,082              919          40,018
   Core Opportunities                               40,611           29,118          32,084
   Tuckerman Active REIT                            11,475              565              --
   Special Equity                                    4,156              716             504
   Aggressive Equity                                 1,603              227              --
   IAM SHARES                                       16,516               --             230

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

FEBRUARY 28, 2003 (UNAUDITED)

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2003.

   AFFILIATED BROKERAGE: The Funds placed a portion of its portfolio transactions with Global Markets, an affiliated broker dealer of State Street. The commissions paid to Global Markets were as follows for the period ended February 28, 2003:

                                       AMOUNT
------------------------------------------------
   Disciplined Equity                $    22,564
   Small Cap                                  --
   Core Opportunities                     13,992
   Tuckerman Active REIT                      --
   Special Equity                    $        --
   Aggressive Equity                         615
   IAM SHARES                             15,615

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferred Plan.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2003 WERE AS FOLLOWS:

                          DISCIPLINED       SMALL          CORE           TUCKERMAN        SPECIAL       AGGRESSIVE        IAM
                             EQUITY          CAP       OPPORTUNITIES     ACTIVE REIT       EQUITY         EQUITY         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
   Advisory fees          $    41,645   $     129,891  $      224,143  $       35,153  $        9,602  $       18,643  $     24,190
   Administration fees          4,749           4,698           9,318           4,586           2,796           4,268         6,683
   Custodian fees               1,519          13,690           5,144           2,305           1,822           1,194        15,911
   Distribution fees           66,935          13,116          14,225             512             136             746        52,818
   Shareholder
     servicing fees           140,245         109,035           1,389             606             668             215        38,055
   Transfer agent fees          3,247          35,383             661           5,908           3,859             584        17,668
   Trustees' fees               4,686           4,728           2,845           4,566           4,479           2,522         4,777
                          -----------   -------------  --------------  --------------  --------------  --------------  ------------
                              263,026         310,541         257,725          53,636          23,362          28,172       160,102
                          ===========   =============  ==============  ==============  ==============  ==============  ============

   BENEFICIAL INTEREST: As of February 28, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                         %            %                 %
--------------------------------------------------------------------------
   Disciplined Equity                  14.6*          --                --
   Small Cap                           56.5*          --                --
   Core Opportunities                  30.6*          --                --
   Tuckerman Active REIT               10.8*          --                --
   Special Equity                      11.1*          --                --
   Aggressive Equity                   42.0*        27.6*             12.9
   IAM SHARES                          87.4           --                --

   * Affiliate of the Investment Company.

FEBRUARY 28, 2003 (UNAUDITED)

5. FUND SHARE TRANSACTIONS:

                                                                             FOR THE PERIODS ENDED
                                                                             (AMOUNTS IN THOUSANDS)
                                                       ------------------------------------------------------------------
                                                               FEBRUARY 28, 2003                  AUGUST 31, 2002
-------------------------------------------------------------------------------------------------------------------------
                                                          SHARES           DOLLARS           SHARES           DOLLARS
                                                       -----------    ----------------    -----------    ----------------
   DISCIPLINED EQUITY
   Proceeds from shares sold                                 3,440    $         23,970         15,467    $        128,810
   Proceeds from reinvestment of distributions                  95                 684            132               1,161
   Payments for shares redeemed                             (7,831)            (55,249)       (10,799)            (90,989)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                            (4,296)   $        (30,595)         4,800    $         38,982
                                                       ===========    ================    ===========    ================
   SMALL CAP
   Proceeds from shares sold                                 2,894    $         51,713         21,910    $        456,525
   Proceeds from reinvestment of distributions                  12                 211             11                 209
   Payments for shares redeemed                             (4,025)            (70,552)       (20,401)           (415,417)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                            (1,119)   $        (18,628)         1,520    $         41,317
                                                       ===========    ================    ===========    ================
   CORE OPPORTUNITIES
   Proceeds from shares sold                                 4,585    $         68,447          9,071    $        165,702
   Proceeds from reinvestment of distributions                  15                 243             --                  --
   Payments for shares redeemed                             (3,296)            (49,234)       (11,476)           (198,186)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                             1,304    $         19,456         (2,405)   $        (32,484)
                                                       ===========    ================    ===========    ================
   TUCKERMAN ACTIVE REIT
   Proceeds from shares sold                                 5,308    $         52,251          5,551    $         57,896
   Proceeds from reinvestment of distributions                 130               1,304            121               1,245
   Payments for shares redeemed                             (4,555)            (44,675)        (2,415)            (24,883)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                               883    $          8,880          3,257    $         34,258
                                                       ===========    ================    ===========    ================
   SPECIAL EQUITY
   Proceeds from shares sold                                 2,346    $         17,590          9,579    $         89,034
   Proceeds from reinvestment of distributions                  --                   2              1                   7
   Payments for shares redeemed                             (2,845)            (21,337)       (10,673)            (98,995)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                              (499)   $         (3,745)        (1,093)   $         (9,954)
                                                       ===========    ================    ===========    ================
   AGGRESSIVE EQUITY
   Proceeds from shares sold                                 5,878    $         22,355         14,196    $         61,001
   Proceeds from reinvestment of distributions                  --                  --             --                  --
   Payments for shares redeemed                             (4,860)            (18,504)       (10,950)            (47,490)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                             1,018    $          3,851          3,246    $         13,511
                                                       ===========    ================    ===========    ================
   IAM SHARES
   Proceeds from shares sold                                    55    $            379            245    $          2,138
   Proceeds from reinvestment of distributions                 119                 837            178               1,536
   Payments for shares redeemed                               (411)             (2,756)          (719)             (6,082)
                                                       -----------    ----------------    -----------    ----------------
   Total net increase (decrease)                              (237)   $         (1,540)          (296)   $         (2,408)
                                                       ===========    ================    ===========    ================

FEBRUARY 28, 2003 (UNAUDITED)

6. INTERFUND LENDING PROGRAM
   The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous expense on the Statement of Operations of the Core Opportunities Fund includes $133 paid under the Interfund Lending Program for the period ended February 28, 2003.

7. DIVIDENDS
   On March 3, 2003, the Board of Trustees declared the following dividends from net investment income, payable on March 7, 2003 to shareholders of record on March 4, 2003:

                                        NET INVESTMENT
                                            INCOME
------------------------------------------------------
   Disciplined Equity Fund              $       0.0275
   Core Opportunities Fund                      0.0210
   Tuckerman Active REIT Fund                   0.0208
   IAM SHARES Fund                              0.0284

SSgA FUNDS
DOMESTIC EQUITY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS
FEBRUARY 28, 2003 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 25 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                           NO. OF
                           POSITION(S) HELD                                                              PORTFOLIOS
       NAME,                WITH FUND AND           TERM                PRINCIPAL OCCUPATION(S)          IN COMPLEX      OTHER
     ADDRESS,                 LENGTH OF              OF                       DURING THE                 OVERSEEN BY  DIRECTORSHIPS
       AGE                   TIME SERVED           OFFICE                    PAST 5 YEARS                  TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Lynn L. Anderson         - Trustee since 1988  Appointed        - Vice Chairman,                              25     Trustee,
909 A Street             - Interested Person   until successor    Frank Russell Company;                             Frank Russell
Tacoma, WA 98402           of the SSgA Funds   is duly elected  - Chairman of the Board, Frank Russell               Investment
                           (as defined in the  and qualified      Investment Management Company,                     Company Funds
Age 63                     1940 Act) due to                       Frank Russell Investment Company and               and Russell
                           his employment                         Russell Investment Funds;                          Insurance Funds
                           by the parent                        - Chairman of the Board and                          (investment
                           company of the                         Chief Executive Officer,                           companies)
                           Administrator                          Russell Fund Distributors, Inc. and
                         - Chairman of the     Until successor    Frank Russell Trust Company; and
                           Board and           is chosen and    - Director, Russell Insurance Agency,
                           President           qualified by       Inc., Frank Russell Investments
                         - Member,             the Trustees.      (Ireland) Limited, Frank Russell
                           Governance                             Investment Company plc; Frank Russell
                           Committee                              Investment Company II plc, Frank
                         - Member, Valuation                      Russell Investment Company III plc,
                           Committee                              Frank Russell Institutional Funds
                                                                  plc, Frank Russell Qualifying
                                                                  Investor Fund,and Frank Russell
                                                                  Investments (Cayman) Ltd.

Timothy B. Harbert       - Trustee since 2003  Appointed        - 2001 to Present,                            25     Listed under
Two International Place  - Interested Person   until successor    Chairman and Chief Executive Officer,              Principal
Boston, MA 02110           of the SSgA Funds   is duly elected    State Street Global Advisors;                      Occupations
                           (as defined in the  and qualified    - 1992 to 2001,
Age 52                     1940 Act) due to                       President and Chief Operating Officer,
                           his employment                         State Street Global Advisors;
                           by an affiliate of                   - 1996 to Present,
                           the Advisor                            Executive Vice President,
                         - Member,                                State Street Bank & Trust Company;
                           Governance                           - Director, Citistreet, LLC;
                           Committee                              State Street Bank, Paris; State
                         - Member, Valuation                      Street Global Advisors, Ltd., London;
                           Committee                              State Street Global Advisors, GmbH,
                                                                  Munich; State Street Global
                                                                  Advisors, Canada, Ltd.; State
                                                                  Street Global Advisors,
                                                                  Australia, Ltd.; State Street
                                                                  Global Advisors, Japan, Ltd.;
                                                                  State Street Global Markets,
                                                                  LLC; Bentley College;
                                                                - Chairman of the Board,
                                                                  StreetTracks, LLC; State Street
                                                                  Global Advisors Fund Management,
                                                                  LLC; State Street Global
                                                                  Advisors, Inc. (Delaware); Bel
                                                                  Air Investment Advisors, LLC; and
                                                                - President and Director, State
                                                                  Street Global Advisors, Cayman.

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                           NO. OF
                           POSITION(S) HELD                                                              PORTFOLIOS
       NAME,                WITH FUND AND           TERM                PRINCIPAL OCCUPATION(S)          IN COMPLEX      OTHER
     ADDRESS,                 LENGTH OF              OF                       DURING THE                 OVERSEEN BY  DIRECTORSHIPS
       AGE                   TIME SERVED           OFFICE                    PAST 5 YEARS                  TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William L. Marshall      - Trustee since 1988  Appointed        - Chief Executive Officer and                 25     None
33 West Court Street     - Chairman,           until successor    President, Wm. L. Marshall Associates,
Doylestown, PA 18901       Audit Committee     is duly elected    Inc., Wm. L. Marshall Companies, Inc.
                         - Member,             and qualified      and the Marshall Financial Group,
Age 60                     Governance                             Inc.(a registered investment advisor
                           Committee                              and provider of financial and related
                         - Member, Valuation                      consulting services);
                           Committee                            - Certified Financial Planner and
                                                                  Member, Financial Planners
                                                                  Association; and
                                                                - Registered Representative and
                                                                  Principal for Securities with
                                                                  Cambridge Investment Research, Inc.,
                                                                  Fairfield, Iowa.

Steven J. Mastrovich     - Trustee since 1988  Appointed        - September 2000 to Present,                  25     None
623 Clapboard Street     - Member,             until successor    Global Head of Structured Real Estate,
Westwood, MA 02090         Audit Committee     is duly elected    J.P. Morgan Investment Management
                         - Member,             and qualified      (private real estate investment for
Age 46                     Governance                             clients primarily outside of the US
                           Committee                              to locate private real estate
                         - Member, Valuation                      investments in the US);
                           Committee                            - January 2000 to September 2000,
                                                                  Managing Director,
                                                                  HSBC Securities (USA) Inc.;
                                                                - From 1998 to 2000, President,
                                                                  Key Global Capital, Inc.;
                                                                - From 1997 to 1998, Partner, Squire,
                                                                  Sanders & Dempsey (law firm); and
                                                                - From 1994 to 1997, Partner,
                                                                  Brown, Rudnick, Freed & Gesmer
                                                                  (law firm).

Patrick J. Riley         - Trustee since 1988  Appointed        - 2003 to Present,                            25     Director -
One Corporate Place      - Member,             until successor    Associate Justice, Commonwealth of                 SSgA Cash
55 Ferncroft Road          Audit Committee     is duly elected    Massachusetts Superior Court; and                  Management
Danvers, MA 01923        - Member,             and qualified    - Partner, Riley, Burke & Donahue,                   Fund PLC,
                           Governance                             L.L.P. (law firm).                                 State Street
Age 54                     Committee                                                                                 Global Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

FEBRUARY 28, 2003 (UNAUDITED)

                                                                                                           NO. OF
                           POSITION(S) HELD                                                              PORTFOLIOS
       NAME,                WITH FUND AND           TERM                PRINCIPAL OCCUPATION(S)          IN COMPLEX      OTHER
     ADDRESS,                 LENGTH OF              OF                       DURING THE                 OVERSEEN BY  DIRECTORSHIPS
       AGE                   TIME SERVED           OFFICE                    PAST 5 YEARS                  TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
Richard D. Shirk         - Trustee since 1988  Appointed        - March 2001 to April 2002, Chairman,         25     None
1180 Brookgate Way, NE   - Member, Audit       until              Cerulean Companies, Inc. (holding
Atlanta, GA 30319-2877     Committee           successor is       company) (Retired);
                         - Member,Governance   duly elected     - 1996 to March 2001, President and
Age 57                     Committee           and qualified      Chief Executive Officer, Cerulean
                         - Member, Valuation                      Companies, Inc.;
                           Committee                            - 1992 to March 2001, President and
                                                                  Chief Executive Officer, Blue
                                                                  Cross/Blue Shield of Georgia;
                                                                - 1993 to November 2001, Chairman and
                                                                  Board Member, Georgia Caring for
                                                                  Children Foundation (private
                                                                  foundation);
                                                                - November 1998 to Present, Board
                                                                  Member, Healthcare Georgia
                                                                  Foundation (private foundation); and
                                                                - September 2002 to Present, Board
                                                                  Member, Amerigroup Corp.

Bruce D. Taber           - Trustee since 1991  Appointed        - Consultant, Computer Simulation,            25     Director - SSgA
26 Round Top Road        - Member, Audit       until              General Electric Industrial Control                Cash Management
Boxford, MA 01921          Committee           successor is       Systems.                                           Fund PLC, State
                         - Member, Governance  duly elected                                                          Street Global
Age 59                     Committee           and qualified                                                         Advisors
                         - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

Henry W. Todd            - Trustee since 1988  Appointed        - Chairman, President and CEO, A.M.           25     Director - SSgA
150 Domorah Drive        - Member,             until              Todd Group, Inc.; and                              Cash Management
Montgomeryville, PA        Audit Committee     successor is     - President and CEO, Zink & Triest                   Fund PLC, State
18936                    - Member, Governance  duly elected       Co., Inc. (dealer in vanilla flavor                Street Global
                           Committee           and qualified      materials).                                        Advisors
Age 55                   - Member, Valuation                                                                         Ireland, Ltd.
                           Committee

FEBRUARY 28, 2003 (UNAUDITED)

                           POSITION(S) HELD
       NAME,                WITH FUND AND             TERM                            PRINCIPAL OCCUPATION(S)
      ADDRESS,                 LENGTH OF               OF                                   DURING THE
        AGE                  TIME SERVED             OFFICE                                PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Agustin J. Fleites       -  Principal          Until            - 2001 to Present, Senior Principal, State Street Global Advisors;
Two International Place     Executive          successor          President, SSgA Funds Management, Inc.; Managing Director,
Boston, MA 02110            Officer and        is chosen and      Advisor Strategies;
                            Chief Executive    qualified by     - 1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 37                      Officer since      Trustees           Offshore Funds and SSgA Latin America; and
                            2003                                - 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold        -  Vice President     Until            - Director - Global Regulatory Policy and Assistant Secretary,
909 A Street                and Secretary      successor          Frank Russell Company;
Tacoma, WA 98402            since 1994         is chosen and    - Assistant Secretary and Associate General Counsel, Frank Russell
                                               qualified by       Investment Management Company, Frank Russell Capital Inc., and
Age 45                                         Trustees           Frank Russell Investments (Delaware), Inc.;
                                                                - Assistant Secretary and Associate General Counsel,
                                                                  Russell Fund Distributors, Inc.
                                                                - Director, Secretary and Associate General Counsel,
                                                                  Frank Russell Securities, Inc.; and
                                                                - Secretary, Frank Russell Canada Limited/Limitee.

James Ross               -  Vice President     Until            - 2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place     since 2002         successor        - 2000 to Present, Principal, State Street Global Advisors;
Boston, MA 02110                               is chosen and    - 1992 to 2000, Vice President, State Street Corporation; and
                                               qualified by     - 2000 to Present, Vice President, StreetTracks Series Trust.
Age 37                                         Trustees

Mark E. Swanson          -  Treasurer and      Until            - Director - Investment Operations, Frank Russell Investment
909 A Street                Principal          successor          Management Company and Frank Russell Trust Company; and
Tacoma, WA 98402            Accounting         is chosen and    - Treasurer and Chief Accounting Officer, Frank Russell Investment
                            Officer since      qualified by       Company and Russell Investment Funds.
Age 39                      2000               Trustees

SSgA FUNDS
DOMESTIC EQUITY FUNDS
One International Place, 27th FLoor
Boston, Massachusetts 02110
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B.Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D.Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E.Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110